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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-5430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington			98402
(Address of principal executive offices)			(Zip code)

J. David Griswold Vice President, Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-5381
(Name and address of agent for service)

Registrant’s telephone number, including area code:		253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2004 to August 31, 2005

Item 1. Reports to Stockholders

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Balanced Fund – Class R

LS Growth Fund

LS Growth Fund – Class R

LS Income and Growth Fund

LS Income and Growth Fund – Class R

Annual Report

August 31, 2005

SSgA Life SolutionsSM Funds

Balanced Fund

Growth Fund

Income and Growth Fund

Annual Report

August 31, 2005

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA® Life SolutionsSM

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholders,

As president of SSgA Funds Management, Inc., I am pleased to provide you with the SSgA Funds® annual report for the fiscal year ended August 31, 2005. This report provides an overview of the investment process for each fund, discussion about the management of each portfolio, and performance and financial statements. I hope you find this information useful as you review your overall investment strategy.

This was another exciting year for the SSgA Funds family, now comprised of 26 mutual funds representing a diverse group of investment strategies, including: money market, fixed income, domestic and international equity, and balanced funds. Based upon continual review of our product breadth, as well as insight into marketplace demand, we chose to open two new funds this fiscal year: the SSgA Directional Core Fund and the SSgA Enhanced Small Cap Fund. We also chose to close the SSgA Special Equity Fund and the SSgA MSCI EAFE Index Fund. Additionally, we created various class share products that specifically target the retirement plan and institutional markets.

I thank you, on behalf of SSgA Funds Management, for choosing SSgA Funds. Our reputation is built upon the trust our clients place in us every day to design and deliver exceptional financial services and products. In today's complex global marketplace, rest assured that we are committed to providing you with outstanding investment vehicles to meet your evolving investment challenges and needs. We look forward to continuing to share the benefit of our experience with you.

Sincerely,

James Ross

SSgA Funds Management, Inc.

President

President's Letter

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SSgA Life Solutions

Balanced Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  Life Solutions Balanced Fund seeks a balance of growth of capital and income.

Life Solutions Balanced Fund – Institutional Class
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,104	11.04%
5 Years	$11,095	2.10	%+
Inception	$15,355	5.39	%+
Life Solutions Balanced Fund – Class R‡
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,066	10.66%
5 Years	$10,817	1.58	%+
Inception	$14,668	4.80	%+
Balanced Composite Market Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,169	11.69%
5 Years	$11,239	2.36	%+
Inception	$16,924	6.65	%+
Russell 3000® Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,532	15.32%
5 Years	$9,129	(1.81	%)+
Inception	$16,332	6.19	%+
Lehman Brothers Aggregate Bond Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,415	4.15%
5 Years	$14,011	6.98	%+
Inception	$17,101	6.79	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Life Solutions Balanced Fund

SSgA Life Solutions

Balanced Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks a balance of growth of capital and income.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA Life Solutions Balanced Fund Institutional Class and Class R returned 11.04% and 10.66% respectively, versus the Balanced Composite Market Index of 11.69%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fund's total return was driven by the strong returns across all capital markets over the period. The strongest contributor to performance over the past year was the tactical decision to underweight investment-grade bonds in favor of international and U.S. equities, cash, and real estate. Poor security selection within the U.S. equity and investment grade bond components of the fund were the weakest contributors to returns. There were several broad themes at the market level that helped the Fund. In general, investors' preference for equities given attractive valuations, growing earnings, and the perceived prospect of higher interest rates, benefited the portfolios overweight to stocks. The International equities did even better than U.S. equities given their more attractive valuations and the weakness of the U.S. dollar.

How is the Fund currently positioned to meet its long-term objective?

The Fund is well-diversified with current allocations to underlying funds investing in investment grade bonds, U.S. equities, and international developed equities. The Fund is benchmarked around a long-term mix of 40% fixed income and 60% equity exposure.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding pages.

  *  The Life Solutions Balanced Fund commenced operations on June 30, 1997. Index comparisons began on July 1, 1997.

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

    Index Definitions:

  #  The Russell 3000® Index is comprised of the 3,000 largest US companies based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprise price, appreciation/depreciation and income as a percentage of the original investment.

  **  The Balanced Composite Market Index is comprised of:

    50% Russell 3000® Index

    10% MSCI EAFE Index

    40% Lehman Brothers Aggregate Bond Index

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2003, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index is unmanaged and can not be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Balanced Fund

SSgA Life Solutions

Balanced Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,023.10	$1,023.24
Expenses Paid During Period *	$1.99	$1.99

* Expenses are equal to the Fund's expense ratio of .39% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,019.70	$1,020.37
Expenses Paid During Period *	$4.89	$4.89

* Expenses are equal to the Fund's expense ratio of .96% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Life Solutions Balanced Fund

7

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SSgA Life Solutions
Balanced Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 96.1%
Bonds - 32.0%
SSgA Bond Market Fund	2,739,903	27,974
Domestic Equities - 51.6%
SSgA Aggressive Equity Fund	3,167,392	17,484
SSgA Large Cap Growth Opportunities Fund	941,842	9,616
SSgA Large Cap Value Fund	690,158	7,868
SSgA S&P 500 Index Fund	499,350	10,072
		45,040
International Equities - 12.5%
SSgA International Growth Opportunities Fund	125,724	1,312
SSgA International Stock Selection Fund	912,353	9,616
		10,928
Short-Term Investments - 3.0%
SSgA Money Market Fund	2,632,130	2,632
Total Investments - 99.1%
(identified cost $74,282)		86,574
Other Assets and Liabilities, Net - 0.9%		819
Net Assets - 100.0%		87,393

Portfolio Summary (Unaudited)	% of Net Assets
Bonds	32.0
Domestic Equities	51.6
International Equities	12.5
Short-Term Investments	3.0
Total Investments	99.1
Other Assets and Liabilities, Net	0.9
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Balanced Fund

9

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SSgA Life Solutions

Growth Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  Life Solutions Growth Fund seeks long-term growth of capital.

Life Solutions Growth Fund – Institutional Class
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,344	13.44%
5 Years	$10,275	0.54	%+
Inception	$14,965	5.06	%+
Life Solutions Growth Fund – Class R‡
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,319	13.19%
5 Years	$10,022	0.04	%+
Inception	$14,232	4.42	%+
Growth Composite Market Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,437	14.37%
5 Years	$10,349	0.69	%+
Inception	$16,512	6.33	%+
Russell 3000® Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,532	15.32%
5 Years	$9,129	(1.81	%)+
Inception	$16,332	6.19	%+
Lehman Brothers Aggregate Bond Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,415	4.15%
5 Years	$14,011	6.98	%+
Inception	$17,101	6.79	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Life Solutions Growth Fund

11

SSgA Life Solutions

Growth Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks long-term growth of capital.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA Life Solutions Growth Fund Institutional Class and Class R returned 13.44% and 13.19% respectively, versus the Growth Composite Market Index return of 14.37%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fund's total return was driven by the strong returns across all capital markets over the period. The strongest contributor to performance over the past year was the tactical decision to underweight investment-grade bonds in favor of international and U.S. equities, cash, and real estate. Poor security selection within the U.S. equity and investment grade bond components of the fund were the weakest contributors to returns. There were several broad themes at the market level that helped the Fund. In general, investors' preference for equities given attractive valuations, growing earnings, and the perceived prospect of higher interest rates, benefited the portfolios overweight to stocks. International equities did even better than U.S. equities given their more attractive valuations and the weakness of the U.S. dollar.

How is the Fund currently positioned to meet its long-term objective?

The Fund is well-diversified with current allocations to underlying funds investing in investment grade bonds, U.S. equities, and international developed equities. The Fund is benchmarked around a long-term mix of 20% fixed income and 80% equity exposure.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding pages.

  *  The Life Solutions Growth Fund commenced operations on June 30, 1997. Index comparisons began on July 1, 1997.

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

    Index Definitions:

  #  The Russell 3000® Index is comprised of the 3,000 largest US companies based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprise price, appreciation/depreciation and income as a percentage of the original investment.

  **  The Growth Composite Market Index is comprised of:

    65% Russell 3000® Index

    15% MSCI EAFE Index

    20% Lehman Brothers Aggregate Bond Index

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2003, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index is unmanaged and can not be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Growth Fund

12

SSgA Life Solutions

Growth Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,023.50	$1,022.79
Expenses Paid During Period *	$2.45	$2.45

* Expenses are equal to the Fund's expense ratio of .48% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is .45% as contractually agreed to by the adviser. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,020.00	$1,020.21
Expenses Paid During Period *	$5.04	$5.04

* Expenses are equal to the Fund's expense ratio of .99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Growth Fund

13

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SSgA Life Solutions
Growth Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 96.1%
Bonds - 12.0%
SSgA Bond Market Fund	569,647	5,816
Domestic Equities - 66.6%
SSgA Aggressive Equity Fund	2,282,884	12,601
SSgA Large Cap Growth Opportunities Fund	664,587	6,785
SSgA Large Cap Value Fund	509,271	5,806
SSgA S&P 500 Index Fund	348,427	7,028
		32,220
International Equities - 17.5%
SSgA International Growth Opportunities Fund	69,704	727
SSgA International Stock Selection Fund	735,748	7,755
		8,482
Short-Term Investments - 2.9%
SSgA Money Market Fund	1,412,886	1,413
Total Investments - 99.0%
(identified cost $40,118)		47,931
Other Assets and Liabilities, Net - 1.0%		488
Net Assets - 100.0%		48,419

Portfolio Summary (Unaudited)	% of Net Assets
Bonds	12.0
Domestic Equities	66.6
International Equities	17.5
Short-Term Investments	2.9
Total Investments	99.0
Other Assets and Liabilities, Net	1.0
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Growth Fund

15

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SSgA Life Solutions

Income and Growth Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

Life Solutions Income and Growth Fund –
Institutional Class
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,828	8.28%
5 Years	$11,760	3.30	%+
Inception	$15,436	5.46	%+
Life Solutions Income and Growth Fund – Class R‡
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,810	8.10%
5 Years	$11,488	2.81	%+
Inception	$14,819	4.93	%+
Income and Growth Composite Market Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,903	9.03%
5 Years	$12,134	3.94	%+
Inception	$17,183	6.85	%+
Russell 3000® Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,532	15.32%
5 Years	$9,129	(1.81	%)+
Inception	$16,332	6.19	%+
Lehman Brothers Aggregate Bond Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,415	4.15%
5 Years	$14,011	6.98	%+
Inception	$17,101	6.79	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Life Solutions Income and Growth Fund

17

SSgA Life Solutions

Income and Growth Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks income, and secondarily, long-term growth of capital.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, The SSgA Life Solutions Income and Growth Fund Institutional Class and Class R returned 8.28% and 8.10% respectively, versus the Income and Growth Composite Market Index return of 9.03%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fund's total return was driven by the strong returns across all capital markets over the period. The strongest contributor to performance over the past year was the tactical decision to underweight investment-grade bonds in favor of international and U.S. equities, cash, and real estate. Poor security selection within the U.S. equity and investment grade bond components of the fund were the weakest contributors to returns. There were several broad themes at the market level that helped the Fund. In general, investors' preference for equities given attractive valuations, growing earnings, and the perceived prospect of higher interest rates, benefited the portfolios overweight to stocks. International equities did even better than U.S. equities given their more attractive valuations and the weakness of the U.S. dollar.

How is the Fund currently positioned to meet its long-term objective?

The Fund is well-diversified with current allocations to underlying funds investing in investment grade bonds, U.S. equities, and international developed equities. The Fund is benchmarked around a long-term mix of 60% fixed income and 40% equity exposure.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding pages.

  *  The Life Solutions Funds commenced operations on June 30, 1997. Index comparisons began on July 1, 1997.

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

    Index Definitions:

  #  The Russell 3000® Index is comprised of the 3,000 largest US companies based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprise price, appreciation/depreciation and income as a percentage of the original investment.

  **  The Income and Growth Composite Market Index is comprised of:

    35% Russell 3000® Index

    5% MSCI EAFE Index

    60% Lehman Brothers Aggregate Bond Index

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2003, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index is unmanaged and can not be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Income and Growth Fund

18

SSgA Life Solutions

Income and Growth Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,022.10	$1,022.94
Expenses Paid During Period *	$2.29	$2.29

* Expenses are equal to the Fund's expense ratio of .45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,019.50	$1,020.27
Expenses Paid During Period *	$4.99	$4.99

* Expenses are equal to the Fund's expense ratio of .98% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Income and Growth Fund

19

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SSgA Life Solutions
Income and Growth Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 96.1%
Bonds - 52.0%
SSgA Bond Market Fund	1,425,959	14,559
Domestic Equities - 36.6%
SSgA Aggressive Equity Fund	710,099	3,920
SSgA Large Cap Growth Opportunities Fund	219,378	2,240
SSgA Large Cap Value Fund	147,359	1,680
SSgA S&P 500 Index Fund	118,181	2,383
		10,223
International Equities - 7.5%
SSgA International Growth Opportunities Fund	40,266	420
SSgA International Stock Selection Fund	159,382	1,680
		2,100
Short-Term Investments - 2.9%
SSgA Money Market Fund	806,335	806
Total Investments - 99.0%
(identified cost $24,959)		27,688
Other Assets and Liabilities, Net - 1.0%		289
Net Assets - 100.0%		27,977

Portfolio Summary (Unaudited)	% of Net Assets
Bonds	52.0
Domestic Equities	36.6
International Equities	7.5
Short-Term Investments	2.9
Total Investments	99.0
Other Assets and Liabilities, Net	1.0
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Income and Growth Fund

21

SSgA Life Solutions

Life Solutions Funds

Statement of Assets and Liabilities - August 31, 2005

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Assets
Investments, at identified cost	$74,282	$40,118	$24,959
Investments, at market	86,574	47,931	27,688
Receivables:
Dividends from affiliated money market fund	7	4	2
Investments sold	1,179	1,370	409
Fund shares sold	31	4	1
From Adviser	-	4	7
Prepaid expenses	2	1	1
Total assets	87,793	49,314	28,108
Liabilities
Payables:
Investments purchased	252	820	53
Fund shares redeemed	91	27	34
Accrued fees to affiliates	28	20	17
Other accrued expenses	29	28	27
Total liabilities	400	895	131
Net Assets	$87,393	$48,419	$27,977
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$176	$(1)	$175
Accumulated net realized gain (loss)	(17,556)	(13,310)	(2,992)
Unrealized appreciation (depreciation) on investments	12,292	7,813	2,729
Shares of beneficial interest	7	4	2
Additional paid-in capital	92,474	53,913	28,063
Net Assets	$87,393	$48,419	$27,977
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$11.97	$11.78	$12.05
Net assets	$87,362,877	$48,399,371	$27,958,404
Shares outstanding ($.001 par value)	7,301,242	4,109,270	2,319,392
Net asset value per share: Class R*	$11.91	$11.75	$12.01
Net assets	$29,881	$19,912	$19,036
Shares outstanding ($.001 par value)	2,509	1,694	1,585

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

22

SSgA Life Solutions

Life Solutions Funds

Statement of Operations - For the Period Ended August 31, 2005

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Investment Income
Income distributions from Underlying Funds	$2,390	$912	$930
Expenses
Fund accounting fees	30	29	30
Distribution fees	22	12	8
Transfer agent fees	63	63	62
Professional fees	29	26	24
Registration fees	33	34	33
Shareholder servicing fees	123	66	37
Insurance fees	2	1	-
Printing fees	14	8	5
Miscellaneous	2	1	1
Expenses before reductions	318	240	200
Expense reductions	-	(11)	(68)
Net expenses	318	229	132
Net investment income (loss)	2,072	683	798
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	1,550	1,338	297
Capital gain distributions from Underlying Funds	254	67	115
Net change in unrealized appreciation (depreciation) on investments	5,871	4,165	1,098
Net realized and unrealized gain (loss)	7,675	5,570	1,510
Net Increase (Decrease) in Net Assets from Operations	$9,747	$6,253	$2,308

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

23

SSgA Life Solutions

Life Solutions Funds

Statement of Changes in Net Assets - For the Periods Ended August 31,

	Life Solutions Balanced Fund		Life Solutions Growth Fund		Life Solutions Income and Growth Fund
Amounts in thousands	2005	2004	2005	2004	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,072	$1,507	$683	$428	$798	$626
Net realized gain (loss)	1,804	1,744	1,405	867	412	586
Net change in unrealized appreciation (depreciation)	5,871	3,866	4,165	2,953	1,098	754
Net increase (decrease) in net assets from operations	9,747	7,117	6,253	4,248	2,308	1,966
Distributions
From net investment income*	(2,214)	(1,527)	(736)	(576)	(813)	(600)
Share Transactions
Net increase (decrease) in net assets from share transactions	(11,599)	11,963	(4,795)	2,579	(1,167)	1,665
Total Net Increase (Decrease) in Net Assets	(4,066)	17,553	722	6,251	328	3,031
Net Assets
Beginning of period	91,459	73,906	47,697	41,446	27,649	24,618
End of period	$87,393	$91,459	$48,419	$47,697	$27,977	$27,649
Undistributed (overdistributed) net investment income included in net assets	$176	$318	$(1)	$-	$175	$190

*  Includes Class R distributions of less than $500.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

24

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

25

SSgA Life Solutions

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Life Solutions Balanced Fund
Institutional Class
August 31, 2005	11.02	.25	.96	1.21	(.26)	-	(.26)
August 31, 2004	10.28	.20	.73	.93	(.19)	-	(.19)
August 31, 2003	9.40	.12	.94	1.06	(.18)	-	(.18)
August 31, 2002	10.25	.21	(.74)	(.53)	(.32)	-	(.32)
August 31, 2001	14.59	.33	(2.09)	(1.76)	(1.01)	(1.57)	(2.58)
Class R
August 31, 2005	11.02	.05	1.11	1.16	(.27)	-	(.27)
August 31, 2004 (1)	10.74	.03	.25	.28	-	-	-
Life Solutions Growth Fund
Institutional Class
August 31, 2005	10.53	.15	1.26	1.41	(.16)	-	(.16)
August 31, 2004	9.67	.10	.89	.99	(.13)	-	(.13)
August 31, 2003	8.59	.05	1.10	1.15	(.07)	-	(.07)
August 31, 2002	9.63	.11	(1.01)	(.90)	(.14)	-	(.14)
August 31, 2001	15.73	.16	(2.94)	(2.78)	(1.12)	(2.20)	(3.32)
Class R
August 31, 2005	10.53	.07	1.31	1.38	(.16)	-	(.16)
August 31, 2004 (1)	10.31	.01	.21	.22	-	-	-
Life Solutions Income and Growth Fund
Institutional Class
August 31, 2005	11.43	.32	.61	.93	(.31)	-	(.31)
August 31, 2004	10.85	.28	.55	.83	(.25)	-	(.25)
August 31, 2003	10.21	.18	.75	.93	(.29)	-	(.29)
August 31, 2002	10.84	.30	(.48)	(.18)	(.45)	-	(.45)
August 31, 2001	13.21	.45	(1.24)	(.79)	(.79)	(.79)	(1.58)
Class R
August 31, 2005	11.43	.23	.68	.91	(.33)		(.33)
August 31, 2004 (1)	11.09	.04	.30	.34	-	-	-

(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.

(c)  Periods less than one year are not annualized.

(d)  The ratios for periods less than one year are annualized.

(e)  The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.

(f)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.

(g)  During the fiscal year ended August 31, 2002, the Balanced Fund experienced a one time reduction in its expenses of twenty-two basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

(h)  During the fiscal year ended August 31, 2002, the Growth Fund experienced a one time reduction in its expenses of forty-seven basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

(i)  During the fiscal year ended August 31, 2002, the Income and Growth Fund experienced a one time reduction in its expenses of twenty-one basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

26

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)		% Ratio of Expenses to Average Net Assets, Gross(d)(e)		% Ratio of Net Investment Income to Average Net Assets(d)(e)(f)		% Portfolio Turnover Rate(c)
Life Solutions Balanced Fund
Institutional Class
August 31, 2005	11.97	11.04	87,363	.33		.33		2.17		31.87
August 31, 2004	11.02	9.13	91,449	.29		.29		1.83		45.82
August 31, 2003	10.28	11.55	73,906	.29		.29		1.27		26.12
August 31, 2002	9.40	(5.27)	60,829	.31	(g)	.31	(g)	1.81	(g)	36.01
August 31, 2001	10.25	(13.35)	65,657	.28		.28		2.84		102.02
Class R
August 31, 2005	11.91	10.66	30	.81		.81		.45		31.87
August 31, 2004 (1)	11.02	2.61	10	.23		.23		1.00		45.82
Life Solutions Growth Fund
Institutional Class
August 31, 2005	11.78	13.44	48,399	.45		.47		1.34		25.40
August 31, 2004	10.53	10.27	47,687	.39		.39		.96		54.73
August 31, 2003	9.67	13.56	41,446	.42		.42		.54		21.85
August 31, 2002	8.59	(9.40)	32,910	.38	(h)	.38	(h)	.73	(h)	40.17
August 31, 2001	9.63	(20.16)	38,518	.35		.35		1.41		111.13
Class R
August 31, 2005	11.75	13.19	20	.74		.76		.68		25.40
August 31, 2004 (1)	10.53	2.13	10	.37		.37		.33		54.73
Life Solutions Income and Growth Fund
Institutional Class
August 31, 2005	12.05	8.28	27,958	.45		.68		2.73		35.40
August 31, 2004	11.43	7.74	27,639	.45		.56		2.47		48.39
August 31, 2003	10.85	9.38	24,618	.45		.58		1.75		22.46
August 31, 2002	10.21	(1.64)	19,937	.45	(i)	.53	(i)	2.60	(i)	41.96
August 31, 2001	10.84	(6.35)	19,878	.45		.59		3.87		79.47
Class R
August 31, 2005	12.01	8.10	19	.74		.97		1.96		35.40
August 31, 2004 (1)	11.43	3.07	10	.46		.59		1.24		48.39

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

27

SSgA

Life Solutions Funds

Notes to Financial Statements - August 31, 2005

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2005. These financial statements report on three Funds, the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, referred to as the "Funds". Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. On July 31, 2003, the Funds Class R prospectus became effective. Each class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor. The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Class/Underlying Fund	Balanced Fund		Asset Allocation Ranges Growth Fund		Income and Growth Fund
Equities*	40	- 80%	60	- 100%	20	- 60%
US Equities
SSgA S&P 500 Index Fund
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Core Opportunities Fund
SSgA Tuckerman Active REIT Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Large Cap Growth Opportunities
SSgA Large Cap Value
SSgA Enhanced Small Cap
SSgA Directional Core Equity
International Equities	0	- 20%	0	- 25%	0	- 15%
SSgA International Stock Selection Fund
SSgA Emerging Markets Fund
SSgA International Growth Opportunities Fund
Bonds	20	- 60%	0	- 40%	40	- 80%
SSgA Bond Market Fund
SSgA Intermediate Fund
SSgA High Yield Bond Fund
SSgA Yield Plus Fund
Short Term Assets	0	- 20%	0	- 20%	0	- 20%
SSgA Money Market Fund
SSgA US Government Money Market Fund
* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Notes to Financial Statements

28

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2005

Objectives of The Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Disciplined Equity Fund

To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

SSgA Core Opportunities Fund

To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Tuckerman Active REIT Fund

To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

SSgA IAM Shares Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

SSgA Large Cap Growth Opportunities Fund

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA Directional Core Equity

To achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

Notes to Financial Statements

29

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2005

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Intermediate Fund

To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

SSgA High Yield Bond Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index (the "LBHYB Index").

SSgA Yield Plus Fund

To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

SSgA US Government Money Market Fund

To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Notes to Financial Statements

30

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2005

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first. At August 31, 2005, the capital loss carryovers and expiration dates are as follows:

8/31/2010	8/31/2011	8/31/2012	Totals
Balanced Fund $11,175,270	$2,919,167	$609,585	$14,704,022
Growth Fund 8,667,010	2,400,496	-	11,067,506
Income and Growth Fund 1,857,779	475,576	-	2,333,355

At August 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$77,133,262	$42,359,889	$25,615,026
Gross Tax Unrealized Appreciation	9,440,685	5,571,312	2,073,431
Gross Tax Unrealized Depreciation	-	-	-
Net Tax Unrealized Appreciation (Depreciation)	$9,440,685	$5,571,312	$2,073,431
Undistributed Ordinary Income	$175,771	$-	$174,110
Undistributed Long-Term Capital Gains (Capital Loss Carryforwards)	$(14,704,022)	$(11,067,506)	$(2,333,355)

Tax Composition of Distributions

Ordinary Income	$2,214,207	$735,730	$813,465
Long-Term Capital Gains	$-	$-	$-

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes ("GAAP"). These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post October losses. Permanent differences between book and tax accounting are reclassified to paid-in-capital.

Expenses

Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among the Funds based principally on their relative average net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

The Life Solutions Funds offer Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and

Notes to Financial Statements

31

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2005

unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3.  Investment Transactions

Securities

During the period ended August 31, 2005, purchases and sales of the Underlying Funds, excluding money market funds, aggregated to the following:

Funds	Purchases	Sales
Balanced Fund	$29,571,007	$42,731,159
Growth Fund	12,728,069	18,525,603
Income and Growth Fund	10,177,556	11,829,631

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations.

The Funds are not charged a fee by the Adviser. However, each Fund pays management fees to the Adviser indirectly as a shareholder in the Underlying Funds. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly, that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets. For the year ended August 31, 2005, the Adviser has contractually agreed to reimburse the Institutional Class for all expenses in excess of .45% of average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the Growth Fund and the Income and Growth Fund for the period ended August 31, 2005 was $10,802 and $67,823, respectively. There were no reimbursements for the Balanced Fund for the period ended August 31, 2005.

If the total expenses of the Institutional Class are above its respective cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents.

The Funds are not charged a fee by the Administrator. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to a certain percentage of their average aggregate daily net assets.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor

Notes to Financial Statements

32

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2005

may enter into agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers.

For these services, each Institutional Class pays a maximum of .13%, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended August 31, 2005, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Funds	CitiStreet	Global Markets
Balanced Fund	$89,604	$721
Growth Fund	50,207	71
Income and Growth Fund	29,214	428

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Payments to Distributor, as well as payments to Service Organizations from each institutional class, are not permitted by the Plan to exceed .25% of each institutional class' average daily net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each class' liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each class' shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2005.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. Under the R Plan each fund pays the Distributor a fee not to exceed 0.70% of the fund's average net asset value per year, for distribution, shareholder and administrative services provided to the fund by the Distributor and Financial Intermediaries. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a fund are not permitted by the R Plan to exceed .65% of the fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a fund are not permitted by the R Plan to exceed 0.05% of the fund's average daily net asset value per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of August 31, 2005.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended August 31, 2005, this amounted to:

Funds	Global Markets
Balanced Fund	$13
Growth Fund	7
Income and Growth Fund	7

Notes to Financial Statements

33

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2005

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2005 were as follows:

	Balanced	Growth	Income and Growth
Fund accounting fees	$2,093	$2,143	$2,230
Distribution fees	4,371	1,990	1,338
Shareholder servicing fees	11,565	5,934	3,293
Transfer agent fees	10,467	10,382	10,225
	$28,496	$20,449	$17,086

Beneficial Interest

As of August 31, 2005, the following table includes shareholders (four of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Balanced	2	82.1
Growth	2	85.5
Income and Growth	1	75.1

Transactions With Affiliated Companies

Transactions during the period ended August 31, 2005 with Underlying Funds in which a Fund has had ownership of at least 5% of the voting securities during the period are as follows:

Affiliate	Purchase Cost	Sales Cost	Income Distributions
Balanced
SSgA Aggressive Equity	$2,607,455	$5,166,851	$251,005
SSgA Bond Market	12,918,003	14,630,756	1,697,638
SSgA Large Cap Growth Opportunities	918,729	2,280,095	57,751
SSgA Large Cap Value	771,170	2,353,759	70,394
	$17,215,357	$24,431,461	$2,076,788
Growth
SSgA Aggressive Equity	$1,187,800	$2,339,950	$167,694
SSgA Large Cap Growth Opportunities	489,632	987,821	36,502
SSgA Large Cap Value	119,236	980,197	46,405
	$1,796,668	$4,307,968	$250,601
Income and Growth
SSgA Aggressive Equity	$594,482	$978,757	$53,627
SSgA Bond Market Fund	5,577,290	5,368,751	840,186
SSgA Large Cap Growth Opportunities	223,774	424,201	12,663
SSgA Large Cap Value	113,030	372,812	13,842
	$6,508,576	$7,144,521	$920,318

Notes to Financial Statements

34

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2005

4.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended August 31,
	Shares		Dollars
Balanced Fund	2005	2004	2005	2004
Institutional Class
Proceeds from shares sold	2,072	1,665	$23,690	$18,083
Proceeds from reinvestment of distributions	193	141	2,213	1,525
Payments for shares redeemed	(3,261)	(698)	(37,518)	(7,655)
	(996)	1,108	(11,615)	11,953
Class R
Proceeds from shares sold	13	1	$142	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	(11)	-	(126)	-
	2	1	16	10
Total net increase (decrease)	(994)	1,109	$(11,599)	$11,963
Growth Fund
Institutional Class
Proceeds from shares sold	857	794	$9,724	$8,312
Proceeds from reinvestment of distributions	65	56	735	575
Payments for shares redeemed	(1,343)	(605)	(15,262)	(6,318)
	(421)	245	(4,803)	2,569
Class R
Proceeds from shares sold	3	1	$29	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	(2)	-	(21)	-
	1	1	8	10
Total net increase (decrease)	(420)	246	$(4,795)	$2,579
Income and Growth Fund
Institutional Class
Proceeds from shares sold	703	480	$8,247	$5,419
Proceeds from reinvestment of distributions	70	54	813	601
Payments for shares redeemed	(871)	(385)	(10,235)	(4,365)
	(98)	149	(1,175)	1,655
Class R
Proceeds from shares sold	1	1	$8	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
	1	1	8	10
Total net increase (decrease)	(97)	150	$(1,167)	$1,665

5.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund

Notes to Financial Statements

35

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2005

for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. The Funds did not utilize the Interfund Lending Program during the period.

6.  Change of Independent Registered Public Accounting Firm

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees determined not to retain PricewaterhouseCoopers LLP ("PwC") as the Funds' Independent Auditor, and voted to appoint Deloitte & Touche LLP as the Funds' Independent Auditor for the fiscal year ended August 31, 2005 effective November 16, 2004. During the two most recent fiscal years and through November 30, 2004, the date the Board of Trustees notified PwC of their decision not to retain them as the Funds' auditor, PwC's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PwC on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports.

Notes to Financial Statements

36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund (the "Funds") (three of the funds comprising the SSgA Funds) as of August 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended August 31, 2004 and the financial highlights for each of the four years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the year ended August 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2005

Report of Independent Registered Public Accounting Firm

37

SSgA
Life Solutions Funds

Tax Information - August 31, 2005 (Unaudited)

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Life Solutions Balanced	28.40%
Life Solutions Growth	57.50%
Life Solutions Income and Growth	16.05%

For the tax year ended August 31, 2005, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005.

Please consult a tax adviser for questions about federal or state income tax laws.

Tax Information

38

SSgA
Life Solutions Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 5, 2005, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. However, the Trustees determined that the subject of economies of scale would be analyzed in greater detail in connection with their consideration of the advisory contract next year.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

39

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information - August 31, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv)at the Securities and Exchange Commission's public reference room.

Financial statements of the Underlying Funds can be obtained by calling the Funds at (800) 647-7327.

Shareholder Requests for Additional Information

40

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers -
August 31, 2005 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Lynn L. Anderson, Age 66 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Trust Company; • Chief Executive Officer, Russell Fund Distributors.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies).
					• Director, Frank Russell Asset Management (Cayman) II and Frank Russell Asset Management (Cayman) III

INDEPENDENT TRUSTEES

William L. Marshall Age 63 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

41

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 49 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 57 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Chairman, Governance and Nominating Committee Member, Valuation Committe Member, Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

42

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 60 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 62 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance and Nominating Committee Chairman, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 58 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Chairman, Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

43

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

J. David Griswold Age 48 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company (institutional financial consultant);
• Assistant Secretary and Associate General Counsel, Director – Global Regulatory Policy, Frank Russell Investment Management Company (investment management);
• Director – Global Regulatory Policy, Russell Real Estate Advisors, Inc. (investment management);
• Assistant Secretary and Associate General Counsel, Frank Russell Capital Inc. (investment adviser of private equity funds), and Frank Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc. (institutional brokerage firm); and
• Director, Frank Russell Canada Limited/Limitee (institutional financial consultant); Total Risk Management Pty Limited (Approved Trustee for superannuation fund outsourcing clients); and Frank Russell Company, Ltd. (asset management consulting in Japan)
• Chief Compliance Officer, Frank Russell Company

James Ross Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002 Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 41 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.
• Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini Age 62 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

44

SSgA
Life Solutions Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Mark E. Swanson, Treasurer and Principal Accounting Officer

James Ross, Vice President and Principal Executive Officer

J. David Griswold, Vice President and Secretary

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

45

LSAR-08/05 (45331)

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Annual Report

August 31, 2005

SSgA Funds
Money Market Funds

Annual Report

August 31, 2005

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA Money Market Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholders,

As president of SSgA Funds Management, Inc., I am pleased to provide you with the SSgA Funds® annual report for the fiscal year ended August 31, 2005. This report provides an overview of the investment process for each fund, discussion about the management of each portfolio, and performance and financial statements. I hope you find this information useful as you review your overall investment strategy.

This was another exciting year for the SSgA Funds family, now comprised of 26 mutual funds representing a diverse group of investment strategies, including: money market, fixed income, domestic and international equity, and balanced funds. Based upon continual review of our product breadth, as well as insight into marketplace demand, we chose to open two new funds this fiscal year: the SSgA Directional Core Fund and the SSgA Enhanced Small Cap Fund. We also chose to close the SSgA Special Equity Fund and the SSgA MSCI EAFE Index Fund. Additionally, we created various class share products that specifically target the retirement plan and institutional markets.

I thank you, on behalf of SSgA Funds Management, for choosing SSgA Funds. Our reputation is built upon the trust our clients place in us every day to design and deliver exceptional financial services and products. In today's complex global marketplace, rest assured that we are committed to providing you with outstanding investment vehicles to meet your evolving investment challenges and needs. We look forward to continuing to share the benefit of our experience with you.

Sincerely,

James Ross

SSgA Funds Management, Inc.

President

President's Letter

3

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SSgA

Money Market Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,013.80	$1,023.19
Expenses Paid During Period *	$2.03	$2.04

* Expenses are equal to the Fund's expense ratio of .40% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Money Market Fund

5

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SSgA
Money Market Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 19.8%
American Express Credit Corp. (Ê)	50,000	3.630	12/19/05	50,012
American Honda Finance Corp. (Ê)	60,000	3.740	05/12/06	60,000
American Honda Finance Corp. (Ê)	18,000	3.707	08/08/06	18,000
AmSouth Bank (Ê)	25,000	3.670	01/20/06	25,006
Bank of America Corp. (Ê)	100,000	3.565	03/14/06	100,000
Bank of America Corp. (Ê)	50,000	3.560	06/07/06	50,000
Eli Lilly & Co. (Ê)	45,000	3.530	10/02/06	45,000
General Electric Capital Corp. (Ê)	85,000	3.660	09/09/06	85,000
General Electric Capital Corp. (Ê)	75,000	3.683	09/17/06	75,000
Goldman Sachs Group, Inc.	75,000	3.690	02/21/06	75,000
Goldman Sachs Group, Inc. (Ê)	25,000	3.700	02/22/06	25,000
Goldman Sachs Group, Inc. (Ê)	50,000	3.690	02/23/06	50,000
Goldman Sachs Group, Inc. (Ê)	30,000	3.720	08/14/06	30,000
HBOS Treasury Services PLC (Ê)	40,000	3.530	09/01/06	40,000
Merrill Lynch & Co. Inc. (Ê)	70,000	3.570	09/04/06	70,000
Morgan Stanley (Ê)	36,750	3.750	03/27/06	36,814
Morgan Stanley (Ê)	25,000	3.643	04/17/06	25,000
Morgan Stanley (Ê)	70,000	3.570	09/04/06	70,000
Morgan Stanley (Ê)	50,000	3.601	09/15/06	50,000
National City Bank Cleveland (Ê)	100,000	3.610	12/29/05	99,992
National City Bank Cleveland (Ê)	50,000	3.499	01/06/06	49,996
Nordea Bank	75,000	3.551	10/11/06	75,000
Northern Rock PLC (Ê)	65,000	3.544	08/05/06	65,000
Toyota Motor Credit (Ê)	50,000	3.590	04/24/06	50,000
Toyota Motor Credit (Ê)	50,000	3.806	08/25/06	50,005
Wells Fargo & Company (Ê)	32,000	3.450	03/03/06	32,022
Wells Fargo & Company (Ê)	100,000	3.494	09/04/06	100,000
Total Corporate Bonds and Notes (amortized cost $1,501,847)				1,501,847
Domestic Certificates of Deposit - 3.3%
Marshall & Ilsley	75,000	3.430	09/29/05	75,000
Washington Mutual Bank	55,000	3.540	09/15/05	55,000
Washington Mutual Bank	20,000	3.540	09/16/05	20,000
Washington Mutual Bank	100,000	3.500	10/07/05	100,000
Total Domestic Certificates of Deposit (amortized cost $250,000)				250,000
Eurodollar Certificates of Deposit - 3.4%
Barclays Bank PLC	50,000	3.460	12/07/05	49,996
Credit Agricole Indosuez	50,000	3.505	12/30/05	49,984
Landesbank Baden-Wuerttemberg	100,000	3.660	11/01/05	100,001
Societe Generale	55,000	3.280	09/12/05	55,000
Total Eurodollar Certificates of Deposit (amortized cost $254,981)				254,981

Money Market Fund

7

SSgA
Money Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Domestic Commercial Paper - 19.4%
Bank of America Corp.	55,000	3.620	10/31/05	54,668
Edison Asset Securitization LLC	150,000	3.380	11/29/05	148,747
Emerald Notes	213,998	3.630	10/12/05	213,113
Falcon Asset Securitization Corp.	100,000	3.520	09/16/05	99,853
Gemini Securitization Corp.	64,992	3.520	09/09/05	64,941
General Electric Co.	50,000	3.470	09/28/05	49,870
Giro Balanced Funding Corp.	50,000	3.540	09/06/05	49,975
Giro Funding US Corp.	59,000	3.540	09/09/05	58,954
Giro Funding US Corp.	125,000	3.550	09/20/05	124,766
Grampian Funding Ltd.	150,000	3.260	09/20/05	149,742
Grampian Funding Ltd.	40,000	3.420	09/30/05	39,890
Grampian Funding Ltd.	48,250	3.390	11/22/05	47,877
Park Avenue Receivables Corp.	100,000	3.520	09/16/05	99,853
Park Granada LLC	50,000	3.550	09/08/05	49,966
Polonius Inc.	31,950	3.540	09/06/05	31,934
Scaldis Capital	86,000	3.520	09/07/05	85,950
Surrey Funding Corp.	100,000	3.470	10/11/05	99,614
Total Domestic Commercial Paper (amortized cost $1,469,713)				1,469,713
Foreign Commercial Paper - 6.4%
Bank of Ireland	150,000	3.510	12/09/05	148,552
Macquarie Bank Ltd. (Ê)	75,000	3.589	07/18/06	74,993
Nordea North America Inc.	100,000	3.620	11/01/05	99,387
Nordea North America Inc. (Ê)	40,000	3.550	11/21/05	39,695
Skandinaviska Enskilda (Ê)	60,000	3.541	01/17/06	60,000
Skandinaviska Enskilda (Ê)	20,000	3.560	01/19/06	20,000
Westpac Capital Corp.	44,785	3.390	11/29/05	44,410
Total Foreign Commercial Paper (amortized cost $487,037)				487,037
United States Government Agencies - 1.0%
Fannie Mae Discount Notes	71,540	3.245	10/19/05	71,230
Total United States Government Agencies (amortized cost $71,230)				71,230
Yankee Certificates of Deposit - 20.2%
Banco Bilbao Vizcaya Argentaria (Ê)	100,000	3.620	10/28/05	99,999
Bank of Nova Scotia (Ê)	100,000	3.620	11/23/05	100,009
Barclays Bank PLC	150,000	3.535	09/15/05	150,000
BNP Paribas SA (Ê)	125,000	3.539	06/21/06	124,972
Calyon	125,000	3.425	11/01/05	124,999
Canadian Imperial Bank Corp.	54,000	3.750	06/14/06	53,996
Canadian Imperial Bank Corp. (Ê)	75,000	3.610	04/28/06	74,988
Deutsche Bank AG	200,000	3.540	09/20/05	200,000
Dexia Bank	100,000	3.525	09/20/05	100,000
Lloyds Bank PLC (Ê)	100,000	3.415	04/03/06	99,970
Societe Generale (Ê)	135,000	3.451	03/02/06	134,984
Toronto Dominion Bank	21,000	3.748	06/26/06	20,996

Money Market Fund

8

SSgA
Money Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Toronto Dominion Bank	50,000	3.850	06/30/06	50,000
UBS AG	200,000	3.530	09/20/05	200,000
Total Yankee Certificates of Deposit (amortized cost $1,534,913)				1,534,913
Total Investments - 73.5% (amoritzed cost $5,569,721)				5,569,721

Repurchase Agreements - 26.6%
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $906,000 dated August 31, 2005 at 3.600% to be repurchased at $906,091 on September 1, 2005, and an Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $250,000 dated August 3, 2005 at 3.650% to be repurchased at $252,256 on October 31, 2005, both collateralized by: $1,214,012 par various United States Government Agency Mortgage Obligations, valued at $1,179,120	1,156,000
Agreement with Dresdner Kleinwort Benson and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated August 31, 2005 at 3.623% to be repurchased at $200,020 on September 1, 2005, collateralized by: $199,756 par various Corporate Obligations, valued at $210,004	200,000
Agreement with Lehman Brothers Inc. and JP Morgan Chase & Co. (Tri-Party) of $89,000 dated August 31, 2005 at 3.613% to be repurchased at $89,009 on September 1, 2005, collateralized by: $253,416 par various United States Corporate Obligations, valued at $91,053	89,000
Agreement with Lehman Brothers Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated August 31, 2005 at 3.603% to be repurchased at $50,005 on September 1, 2005, collateralized by: $51,985 par various Corporate Obligations, valued at $51,981	50,000
Agreement with Morgan Stanley and The Bank of New York, Inc. (Tri-Party) of $265,000 dated August 31, 2005, at 3.550% to be repurchased at $265,026 on September 1, 2005, and an Agreement with Morgan Stanley and The Bank of New York, Inc. (Tri-Party) of $100,077 dated August 31, 2005, at 3.550% to be repurchased at $100,087 on September 1, 2005, both collateralized by: $330,534 par various United States Government Agency Bonds and United States Treasury Notes, valued at $378,612	365,077
Agreement with Salomon Smith Barney and The Bank of New York, Inc. (Tri-Party) of $155,000 dated August 31, 2005 at 3.663% to be repurchased at $155,016 on September 1, 2005, collateralized by: $151,519 par various Corporate Obligations, valued at $158,100	155,000
Total Repurchase Agreements (identified cost $2,015,077)	2,015,077
Total Investments and Repurchase Agreements - 100.1% (cost $7,584,798)(†)	7,584,798
Other Assets and Liabilities, Net - (0.1)%	(9,224)
Net Assets - 100.0%	7,575,574

See accompanying notes which are an integral part of the financial statements.

Money Market Fund

9

SSgA
Money Market Fund

Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
Corporate Bonds & Notes	19.8
Domestic Certificates of Deposit	3.3
Eurodollar Certificates of Deposit	3.4
Domestic Commercial Paper	19.4
Foreign Commercial Paper	6.4
United States Government Agencies	1.0
Yankee Certificates of Deposit	20.2
Repurchase Agreements	26.6
Total Investments and Repurchase Agreements	100.1
Other Assets and Liabilities, Net	(0.1)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Money Market Fund

10

SSgA

US Government Money Market Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,013.60	$1,023.19
Expenses Paid During Period *	$2.03	$2.04

* Expenses are equal to the Fund's expense ratio of .40% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

US Government Money Market Fund

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SSgA
US Government Money Market Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 47.2%
Federal Home Loan Bank (Ê)	90,000	3.433	10/03/05	89,997
Federal Home Loan Mortgage Corp.	13,235	3.420	12/05/05	13,116
Federal Home Loan Mortgage Corp. Discount Note	41,878	3.355	11/29/05	41,531
Federal National Mortgage Association	23,300	3.770	06/16/06	22,936
Federal National Mortgage Association (Ê)	50,000	3.235	09/07/06	49,975
Federal National Mortgage Association (Ê)	165,000	3.439	09/07/06	164,946
Federal National Mortgage Association Discount Note	200,000	3.363	09/28/05	199,496
Federal National Mortgage Association Discount Note	118,522	3.420	12/07/05	117,430
Freddie Mac (Ê)	40,000	3.335	09/09/05	40,000
Freddie Mac (Ê)	85,000	3.702	11/07/05	84,998
Total United States Government Agencies (amortized cost $824,425)				824,425
Total Investments - 47.2% (amortized cost $824,425)				824,425

Repurchase Agreements - 53.0%
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $390,000 dated August 31, 2005 at 3.590% to be repurchased at $390,039 on September 1, 2005, collateralized by: $393,663 par United States Government Agency Obligations, valued at $397,800	390,000
Agreement with Barclays and Bank of New York, Inc. (Tri-Party) of $70,000 dated August 31, 2005 at 3.600% to be repurchased at $70,007 on September 1, 2005, collateralized by: $70,200 par United States Government Agency Obligations, valued at $71,401	70,000
Agreement with BNP Paribas Securities Corp. and Bank of New York, Inc. (Tri-Party) of $41,000 dated August 31, 2005 at 3.590% to be repurchased at $41,004 on September 1, 2005, collateralized by: $41,732 par United States Government Agency Obligations, valued at $41,820	41,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $70,000 dated August 31, 2005 at 3.590% to be repurchased at $70,007 on September 1, 2005, collateralized by: $66,279 par United States Government Agency Obligations, valued at $71,401	70,000
Agreement with Morgan Stanley, Inc. and Bank of New York, Inc. (Tri-Party) of $29,000 dated August 31, 2005 at 3.580% to be repurchased at $29,003 on September 1, 2005, collateralized by: $30,775 par United States Government Agency Obligations, valued at $29,584	29,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $324,631 dated August 31, 2005 at 3.590% to be repurchased at $324,663 on September 1, 2005, collateralized by: $316,281 par United States Government Agency Obligations, valued at $331,126	324,631
Total Repurchase Agreements (identified cost $924,631)	924,631
Total Investments and Repurchase Agreements - 100.2% (cost $1,749,056)(†)	1,749,056
Other Assets and Liabilities, Net - (0.2)%	(3,464)
Net Assets - 100.0%	1,745,592

See accompanying notes which are an integral part of the financial statements.

US Government Money Market Fund

13

SSgA
US Government Money Market Fund

Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
United States Government Agencies	47.2
Repurchase Agreements	53.0
Total Investments and Repurchase Agreements	100.2
Other Assets and Liabilities, Net	(0.2)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

US Government Money Market Fund

14

SSgA

Tax Free Money Market Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,009.30	$1,022.58
Expenses Paid During Period *	$2.63	$2.65

* Expenses are equal to the Fund's expense ratio of .52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Tax Free Money Market Fund

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SSgA
Tax Free Money Market Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Short-Term Tax-Exempt Obligations - 101.9%
Alabama - 3.0%
Alabama Agricultural & Mechanical University Revenue Bonds, weekly demand (µ)(æ)	1,890	6.500	11/01/25	1,940
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue Bonds, weekly demand (Ê)	8,195	2.350	11/15/39	8,195
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	3,365	2.370	12/01/30	3,365
				13,500
Alaska - 0.5%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	2.500	07/01/22	2,250
Arizona - 1.1%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	2.370	07/01/23	2,500
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)	2,400	2.400	12/01/22	2,400
				4,900
California - 2.9%
California State Public Works Board Revenue Bonds, weekly demand (Ê)(µ)	1,865	2.520	12/01/11	1,865
Orange County Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	3,500	2.400	12/15/30	3,500
San Juan Unified School District General Obligation Unlimited Notes	5,000	3.000	11/18/05	5,010
Southern California Public Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,600	2.280	07/01/23	2,600
				12,975
Colorado - 1.9%
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,585	2.450	10/01/30	1,585
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	5,000	2.350	12/01/29	5,000
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,255	2.380	09/01/18	1,255
El Paso County School District No. 11 Colorado Springs General Obligation Unlimited	1,000	5.500	12/01/05	1,008
				8,848
Connecticut - 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	2,500	2.450	07/01/29	2,500
District of Columbia - 0.9%
District of Columbia Certificate of Participation (µ)	1,000	5.000	01/01/06	1,008
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,230	2.450	06/01/15	1,230
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	2.450	06/01/30	1,800
				4,038

Tax Free Money Market Fund

17

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Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Florida - 1.0%
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	2.320	01/01/16	2,410
Putnam County Development Authority Revenue Bonds, semi-annual demand (Ê)	2,290	2.650	12/15/09	2,290
				4,700
Georgia - 0.3%
Fulton County Building Authority Revenue Bonds, weekly demand (Ê)(µ)	1,485	2.530	01/01/15	1,485
Idaho - 0.9%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,700	2.500	01/01/33	1,700
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	2.500	07/01/33	2,500
				4,200
Illinois - 3.8%
Cook County Community College District No. 508 Revenue Bonds (µ)	3,620	7.700	12/01/05	3,669
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,650	2.550	09/01/22	3,650
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	1,200	2.530	11/15/24	1,200
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	2.380	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	2.380	08/01/20	4,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,120	2.380	07/01/28	2,120
Illinois Student Assistance Commission Revenue Bonds, weekly demand (Ê)(µ)	460	2.390	03/01/06	460
				17,399
Indiana - 7.7%
Indiana Bond Bank Revenue Notes	15,000	3.250	01/26/06	15,056
Indiana Health Facility Financing Authority Revenue Bonds, weekly demand (æ)	20,000	5.750	11/15/22	20,114
				35,170
Kentucky - 2.9%
Kentucky Asset Liability Commission Revenue Notes	7,500	4.000	06/28/06	7,580
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	5,400	2.370	05/15/23	5,400
				12,980
Louisiana - 2.3%
Louisiana Public Facilities Authority Revenue Bonds, weekly demand (Ê)	10,500	2.590	05/15/30	10,500
Maine - 0.3%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	1,200	2.580	07/01/12	1,200
Maryland - 4.9%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	2.350	04/01/35	4,000
Montgomery County Housing Opportunites Commission Housing Revenue Revenue Bonds, weekly demand (Ê)	3,000	2.390	06/01/30	3,000
University System of Maryland Revenue Bonds	15,000	5.000	04/01/06	15,191
				22,191

Tax Free Money Market Fund

18

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Tax Free Money Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Massachusetts - 4.5%
Massachusetts Bay Transportation Authority Special Assessment, weekly demand (Ê)	1,000	2.410	07/01/30	1,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	9,495	1.700	01/01/26	9,495
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	2.350	07/01/27	1,925
Massachusetts State Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	655	2.350	04/01/28	655
Massachusetts State Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	2.350	08/01/37	1,700
Route 3 North Transit Improvement Association Revenue Bonds, weekly demand (Ê)	5,800	2.360	06/15/33	5,800
				20,575
Michigan - 6.0%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	2.510	12/01/14	1,500
Michigan Higher Education Student Loan Authority Revenue Bonds, weekly demand (Ê)(µ)	2,700	2.400	09/01/36	2,700
Michigan State Hospital Finance Authority Revenue Bonds, weekly demand (æ)	1,500	8.100	10/01/13	1,536
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	2.390	06/01/30	2,000
Plymouth-Canton Community School District General Obligation Unlimited, weekly demand (Ê)(µ)	3,900	2.510	05/01/12	3,900
State of Michigan General Obligation Unlimited Notes	5,000	3.500	09/30/05	5,006
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	8,100	2.360	09/15/08	8,100
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	2,500	2.360	09/15/09	2,500
				27,242
Minnesota - 1.5%
Fridley Independent School District No. 14 General Obligation Unlimited Notes	5,000	2.750	09/30/05	5,004
State of Minnesota General Obligation Unlimited	2,000	5.000	10/01/05	2,005
				7,009
Montana - 0.4%
Billings Montana Revenue Bonds, weekly demand (Ê)(µ)	1,900	2.360	12/01/14	1,900
Nevada - 1.4%
County of Clark Nevada Revenue Bonds, weekly demand (Ê)(µ)	2,290	2.340	07/01/12	2,290
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,175	2.550	10/01/30	1,175
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	2.550	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	2.550	10/15/33	1,900
				6,565
New Hampshire - 1.4%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	2.380	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	2.400	06/01/32	4,500
				6,400

Tax Free Money Market Fund

19

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Tax Free Money Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
New Jersey - 3.4%
Essex County Improvement Authority Revenue Bonds, weekly demand (Ê)(µ)	800	2.340	07/01/26	800
New Jersey State Transit Corp. Certificate of Participation, weekly demand (Ê)(µ)	11,315	2.750	09/15/15	11,315
State of New Jersey General Obligation, Ltd. Notes	3,200	4.000	06/23/06	3,231
				15,346
New York - 17.4%
City of New York New York General Obligation Unlimited, monthly demand (Ê)(µ)	2,500	2.330	03/01/34	2,500
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	2.300	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,300	2.300	08/01/12	3,300
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,100	2.490	06/01/22	1,100
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,000	2.250	08/01/22	3,000
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	2.330	05/01/33	2,300
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	6,400	2.350	05/01/33	6,400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,435	2.310	11/01/22	4,435
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	5,195	2.330	11/01/22	5,195
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,400	2.330	11/15/22	2,400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	2.410	11/15/22	4,160
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	17,300	2.300	04/01/22	17,300
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)	13,300	2.450	02/15/31	13,300
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	2.450	02/15/21	1,000
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	2,000	2.380	05/15/33	2,000
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	7,200	2.380	11/15/33	7,200
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)	2,475	2.330	01/01/31	2,475
				79,065
North Carolina - 2.0%
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	2,000	2.340	07/01/16	2,000
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	6,010	2.340	07/01/29	6,010
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	2.350	05/01/21	1,000
				9,010
Ohio - 3.5%
County of Montgomery Ohio Revenue Bonds, weekly demand (Ê)	9,450	2.340	11/15/22	9,450
Franklin County Ohio Revenue Bonds, weekly demand (Ê)	6,600	2.500	06/01/16	6,600
				16,050
Oklahoma - 2.0%
Oklahoma Industries Authority Revenue Bonds, Series B, daily demand (Ê)(µ)	3,900	2.340	08/15/29	3,900
Tulsa Airports Improvement Trust Revenue Bonds, weekly demand (Ê)	5,000	2.400	08/01/18	5,000
				8,900
Pennsylvania - 1.5%
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	2.400	12/01/11	2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds, weekly demand (Ê)	1,700	2.400	06/01/29	1,700
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, weekly demand (æ)	2,350	5.750	01/01/22	2,398
				6,598

Tax Free Money Market Fund

20

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Tax Free Money Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Rhode Island - 2.1%
Rhode Island Health & Educational Building Corp. Revenue Bonds, weekly demand (Ê)	9,675	2.480	09/01/43	9,675
South Carolina - 0.6%
Rock Hill South Carolina Revenue Bonds, weekly demand (Ê)	1,205	2.340	01/01/23	1,205
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)	1,470	2.340	02/15/28	1,470
				2,675
Tennessee - 1.5%
City of Memphis Revenue Bonds, annual demand (Ê)(µ)	2,995	2.530	12/01/11	2,995
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	2.350	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	2.550	01/01/30	3,095
				6,840
Texas - 12.0%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	2.360	12/01/14	1,400
Bell County Health Facility Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	165	2.340	08/15/31	165
City of Arlington Texas Revenue Bonds, weekly demand (Ê)	2,000	2.380	08/15/35	2,000
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/06	1,012
City of San Antonio Texas Revenue Bonds	1,500	6.375	02/01/06	1,522
Gulf Coast Waste Disposal Authority Revenue Bonds, weekly demand (Ê)	2,200	2.340	12/01/25	2,200
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)	9,000	2.530	07/01/10	9,000
Lower Neches Valley Authority Revenue Bonds, semi-annual demand (Ê)	1,000	2.830	02/15/17	1,000
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,200	2.380	01/01/16	1,200
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	3,300	2.380	01/01/23	3,300
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	2.410	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	2.410	08/01/21	1,400
State of Texas General Obligation Unlimited Notes	11,300	4.500	08/31/06	11,464
State of Texas General Obligation Unlimited, weekly demand (Ê)	4,025	2.340	12/01/16	4,025
State of Texas General Obligation Unlimited, weekly demand (Ê)	1,800	2.400	12/01/29	1,800
State of Texas General Obligation Unlimited, weekly demand (Ê)	4,085	2.400	06/01/34	4,085
Strategic Housing Finance Corp. Revenue Bonds, weekly demand (Ê)	5,000	2.640	01/01/10	5,000
				54,073
Utah - 2.0%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	2.450	08/01/31	1,750
Murray Utah Revenue Bonds, weekly demand (Ê)	1,200	2.300	05/15/36	1,200
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	2.500	07/01/33	6,000
				8,950

Tax Free Money Market Fund

21

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Tax Free Money Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)	1,200	2.400	12/01/25	1,200
Virginia - 0.3%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	2.410	06/15/26	1,500
Washington - 1.1%
Energy Northwest Revenue Bonds, weekly demand (Ê)(µ)	1,000	2.530	07/01/18	1,000
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)	3,975	2.550	08/01/26	3,975
				4,975
West Virginia - 0.7%
West Virginia State Hospial Finance Authority Revenue Bonds, weekly demand (Ê)	3,000	2.400	12/01/25	3,000
Wisconsin - 1.4%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	2.400	09/01/33	3,000
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,275	2.410	05/01/34	3,275
				6,275
Wyoming - 0.4%
Converse County Wyoming Revenue Bonds, weekly demand (Ê)(µ)	2,000	2.340	11/01/24	2,000
Total Short-Term Tax-Exempt Obligations (cost $464,659)				464,659
Total Investments - 102.4% (identified cost $464,659)(†)				464,659
Other Assets and Liabilities, Net - (2.4)%				(10,742)
Net Assets - 100.0%				453,917

See accompanying notes which are an integral part of the financial statements.

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22

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Tax Free Money Market Fund

Schedule of Investments, continued - August 31, 2005

Quality Ratings as a % of Value (Unaudited)

VMIG1, SP-1+ or equivalent*	100%

Economic Sector Emphasis as a % of Value (Unaudited)

General Obligation	22%
Healthcare Revenue	17
Housing Revenue	12
Education Revenue	10
Electricity & Power Revenue	5
Transportation Revenue	9
Utility Revenue	5
Industrial Revenue/Pollution Control Revenue	4
Airport Revenue	3
Bond Bank	3
Other	1
Student Loan Revenue	1
Pre-refunded/Escrow to Maturity Bonds	6
Public Agency	2
100%

*    VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

    SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund

23

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Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
Alabama	3.0
Alaska	0.5
Arizona	1.1
California	2.9
Colorado	1.9
Connecticut	0.6
District of Columbia	0.9
Florida	1.0
Georgia	0.3
Idaho	0.9
Illinois	3.8
Indiana	7.7
Kentucky	2.9
Louisiana	2.3
Maine	0.3
Maryland	4.9
Massachusetts	4.5
Michigan	6.0
Minnesota	1.5
Montana	0.4
Nevada	1.4
New Hampshire	1.4
New Jersey	3.4
New York	17.4
North Carolina	2.0
Ohio	3.5
Oklahoma	2.0
Pennsylvania	1.5
Rhode Island	2.1
South Carolina	0.6
Tennessee	1.5
Texas	12.0
Utah	2.0
Vermont	0.3
Virginia	0.3
Washington	1.1
West Virginia	0.7
Wisconsin	1.4
Wyoming	0.4
Total Investments	102.4
Other Assets and Liabilities, Net	(2.4)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund

24

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Money Market Funds

Notes to Schedules of Investments - August 31, 2005

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

Notes to Schedules of Investments

25

SSgA
Money Market Funds

Statement of Assets and Liabilities - August 31, 2005

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Assets
Investments, at identified cost	$5,569,721	$824,425	$464,659
Investments at amortized cost which approximates value	5,569,721	824,425	464,659
Repurchase agreements at cost which approximates value	2,015,077	924,631	-
Cash	-	-	288
Receivables:
Interest	12,952	1,738	3,346
Fund shares sold	240	1	-
From Adviser	130	-	-
Prepaid expenses	135	21	8
Total assets	7,598,255	1,750,816	468,301
Liabilities
Payables:
Investments purchased	-	-	13,464
Accrued fees to affiliates	2,648	601	187
Other accrued expenses	162	30	27
Dividends	19,871	4,593	706
Total liabilities	22,681	5,224	14,384
Net Assets	$7,575,574	$1,745,592	$453,917
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$9	$115	$107
Accumulated net realized gain (loss)	(353)	(39)	(45)
Shares of beneficial interest	7,576	1,746	454
Additional paid-in capital	7,568,342	1,743,770	453,401
Net Assets	$7,575,574	$1,745,592	$453,917
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00	$1.00
Net assets	$7,575,573,507	$1,745,591,718	$453,917,340
Shares outstanding ($.001 par value)	7,575,923,878	1,745,571,654	453,775,037

* Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

26

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Money Market Funds

Statement of Operations - For the Period Ended August 31, 2005

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Investment Income
Interest	$208,982	$36,445	$9,242
Expenses
Advisory fees	20,557	3,453	1,132
Administrative fees	2,517	423	174
Custodian fees	1,300	221	105
Distribution fees	2,907	264	487
Transfer agent fees	160	43	33
Professional fees	56	25	22
Registration fees	27	22	16
Shareholder servicing fees	4,866	1,232	441
Trustees' fees	185	40	27
Insurance fees	1,617	22	7
Printing fees	212	13	3
Miscellaneous	56	13	8
Expenses before reductions	34,460	5,771	2,455
Expense reductions	(1,568)	(1)	(11)
Net expenses	32,892	5,770	2,444
Net investment income (loss)	176,090	30,675	6,798
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	14	(8)	(45)
Net Increase (Decrease) in Net Assets from Operations	$176,104	$30,667	$6,753

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

27

SSgA
Money Market Funds

Statement of Changes in Net Assets - For the Periods Ended August 31,

	Money Market Fund		US Government Money Market Fund		Tax Free Money Market Fund
Amounts in thousands	2005	2004	2005	2004	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$176,090	$78,416	$30,675	$9,543	$6,798	$2,113
Net realized gain (loss)	14	(356)	(8)	(9)	(45)	4
Net increase (decrease) in net assets from operations	176,104	78,060	30,667	9,534	6,753	2,117
Distributions
From net investment income	(176,090)	(78,416)	(30,675)	(9,543)	(6,798)	(2,113)
From net realized gain	-	-	-	-	-	(122)
Net decrease in net assets from distributions	(176,090)	(78,416)	(30,675)	(9,543)	(6,798)	(2,235)
Share Transactions
Net increase (decrease) in net assets from share transactions	(571,373)	(2,597,081)	584,493	(243,110)	55,444	(46,530)
Total Net Increase (Decrease) in Net Assets	(571,359)	(2,597,437)	584,485	(243,119)	55,399	(46,648)
Net Assets
Beginning of period	8,146,933	10,744,370	1,161,107	1,404,226	398,518	445,166
End of period	$7,575,574	$8,146,933	$1,745,592	$1,161,107	$453,917	$398,518
Undistributed (overdistributed) net investment income included in net assets	$9	$-	$115	$-	$107	$-

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

28

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SSgA
Money Market Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

See accompanying notes which are an integral part of the financial statements.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Money Market Fund
August 31, 2005	1.0000	.0218	-	.0218	(.0218)	-	(.0218)
August 31, 2004	1.0000	.0076	-	.0076	(.0076)	-	(.0076)
August 31, 2003	1.0000	.0104	-	.0104	(.0104)	-	(.0104)
August 31, 2002	1.0000	.0196	-	.0196	(.0196)	-	(.0196)
August 31, 2001	1.0000	.0518	-	.0518	(.0518)	-	(.0518)
US Government Money Market Fund
August 31, 2005	1.0000	.0214	-	.0214	(.0214)	-	(.0214)
August 31, 2004	1.0000	.0070	-	.0070	(.0070)	-	(.0070)
August 31, 2003	1.0000	.0099	-	.0099	(.0099)	-	(.0099)
August 31, 2002	1.0000	.0188	-	.0188	(.0188)	-	(.0188)
August 31, 2001	1.0000	.0507	-	.0507	(.0507)	-	(.0507)
Tax Free Money Market Fund
August 31, 2005	1.0000	.0146	-	.0146	(.0146)	-	(.0146)
August 31, 2004	1.0000	.0048	.0003	.0051	(.0048)	(.0003)	(.0051)
August 31, 2003	1.0000	.0069	-	.0069	(.0069)	-	(.0069)
August 31, 2002	1.0000	.0119	-	.0119	(.0119)	-	(.0119)
August 31, 2001	1.0000	.0305	-	.0305	(.0305)	-	(.0305)

(a)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less that .005% per share.

Financial Highlights

30

	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(a)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(a)
Money Market Fund
August 31, 2005	1.0000	2.20	7,575,574	.40	.42	2.14
August 31, 2004	1.0000	.77	8,146,933	.40	.40	.76
August 31, 2003	1.0000	1.05	10,744,370	.40	.42	1.04
August 31, 2002	1.0000	1.98	10,657,389	.39	.39	1.95
August 31, 2001	1.0000	5.31	10,724,407	.38	.38	5.14
US Government Money Market Fund
August 31, 2005	1.0000	2.16	1,745,592	.42	.42	2.22
August 31, 2004	1.0000	.70	1,161,107	.43	.43	.69
August 31, 2003	1.0000	.99	1,404,226	.41	.41	1.00
August 31, 2002	1.0000	1.89	2,016,054	.40	.40	1.89
August 31, 2001	1.0000	5.19	2,061,913	.40	.40	4.99
Tax Free Money Market Fund
August 31, 2005	1.0000	1.47	453,917	.54	.54	1.50
August 31, 2004	1.0000	.50	398,518	.57	.57	.47
August 31, 2003	1.0000	.69	445,166	.53	.53	.69
August 31, 2002	1.0000	1.20	572,360	.48	.48	1.17
August 31, 2001	1.0000	3.10	461,123	.52	.53	2.97

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

31

SSgA

Money Market Funds

Notes to Financial Statements - August 31, 2005

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of August 31, 2005. These financial statements report on three of the SSgA Funds, the SSgA Money Market Fund, the SSgA US Government Money Market Fund and the SSgA Tax Free Money Market Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2005 the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
Funds	08/31/2011	08/31/2012	08/31/2013	Totals
Money Market	$9,747	$821	$341,550	$352,118
US Government Money Market	5,172	16,922	8,920	31,014

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2004 to August 31, 2005, and treat it as arising in the fiscal year 2006 as follows:

US Government Money Market	$7,997
Tax Free Money Market	$44,861

Notes to Financial Statements

32

SSgA

Money Market Funds

Notes to Financial Statements, continued - August 31, 2005

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

The Funds may engage in repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (Bank of New York and JP Morgan Chase) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly at the annual rate of .25% of their daily net assets.

The Adviser has contractually agreed to reimburse the Money Market Fund for all expenses in excess of .40% of its average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the reimbursement for the year ended August 31, 2005 was $1,562,136.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund"). As of August 31, 2005, $4,851,351 represents the investments of other affiliated Funds not presented herein.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS serves as sub-transfer agent.

Notes to Financial Statements

33

SSgA

Money Market Funds

Notes to Financial Statements, continued - August 31, 2005

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
Money Market	$6,037
US Government Money Market	554
Tax Free Money Market	10,675

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents.

The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 2005, each Fund paid the following shareholder servicing expenses to affiliated service providers.

Funds	State Street	Global Markets	Fiduciary Investors Services	High Net Worth Services	CitiStreet
Money Market	$2,055,748	$1,074,243	$985,096	$13,853	$310,597
US Government Money Market	345,324	-	718,884	5,363	-
Tax Free Money Market	113,193	-	307,034	21,170	-

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2005.

Notes to Financial Statements

34

SSgA

Money Market Funds

Notes to Financial Statements, continued - August 31, 2005

Insurance

The Investment Company has entered into an agreement with AMBAC Assurance Corporation to provide additional insurance coverage on the Money Market Fund against issuer default. For this coverage, the Funds pay a fee to AMBAC of an annual rate of .018% of its daily average net assets.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2005 were as follows:

	Money Market	US Government Money Market	Tax Free Money Market
Advisory fees	$1,581,146	$368,723	$97,723
Administration fees	177,460	42,594	16,125
Custodian fees	118,757	9,352	10,992
Distribution fees	337,897	48,862	25,819
Shareholder servicing fees	379,388	118,614	21,579
Transfer agent fees	31,285	7,647	5,807
Trustees' fees	22,044	4,762	8,883
	$2,647,977	$600,554	$186,928

Beneficial Interest

As of August 31, 2005, the following table includes shareholders (two of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Government Money Market	2	43.0
Tax Free Money Market	2	83.1

4.  Fund Share Transactions (On a Constant Dollar Basis)

	(amounts in thousands) For the Years Ended August 31,
Money Market	2005	2004
Proceeds from shares sold	$112,181,725	$136,580,545
Proceeds from reinvestment of distributions	137,765	67,114
Payments for shares redeemed	(112,890,863)	(139,244,740)
Total net increase (decrease)	$(571,373)	$(2,597,081)
US Government Money Market
Proceeds from shares sold	$16,120,095	$14,594,149
Proceeds from reinvestment of distributions	16,546	5,580
Payments for shares redeemed	(15,552,148)	(14,842,839)
Total net increase (decrease)	$584,493	$(243,110)
Tax Free Money Market
Proceeds from shares sold	$5,315,016	$2,682,345
Proceeds from reinvestment of distributions	3,271	983
Payments for shares redeemed	(5,262,843)	(2,729,858)
Total net increase (decrease)	$55,444	$(46,530)

Notes to Financial Statements

35

SSgA

Money Market Funds

Notes to Financial Statements, continued - August 31, 2005

5.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. Interest income on the Statement of Operations for the Money Market Fund includes $9,497 received from the Interfund Lending Program for the period ended August 31, 2005.

6.  Change of Independent Registered Public Accounting Firm

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees determined not to retain PricewaterhouseCoopers LLP ("PwC") as the Funds' Independent Auditor, and voted to appoint Deloitte & Touche LLP as the Funds' Independent Auditor for the fiscal year ended August 31, 2005 effective November 16, 2004. During the two most recent fiscal years and through November 30, 2004, the date the Board of Trustees notified PwC of their decision not to retain them as the Funds' auditor, PwC's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PwC on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports.

Notes to Financial Statements

36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund (the "Funds) (three of the funds comprising the SSgA Funds) as of August 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended August 31, 2004 and the financial highlights for each of the four years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the year ended August 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2005

Report of Independent Registered Public Accounting Firm

37

SSgA
Money Market Funds

Tax Information - August 31, 2005 (Unaudited)

Of the dividends paid by the Tax Free Money Market Fund from the net investment income for the taxable year ended August 31, 2005, 100% were exempt interest dividends which are tax exempt for purposes of regular income tax, and for purposes of the federal alternative minimum tax.

Please consult a tax adviser for any questions about federal or state income tax laws.

Tax Information

38

SSgA
Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 5, 2005, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. However, the Trustees determined that the subject of economies of scale would be analyzed in greater detail in connection with their consideration of the advisory contract next year.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

39

SSgA
Money Market Funds

Shareholder Requests for Additional Information - August 31, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i)  without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i)  without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

40

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers -
August 31, 2005 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Lynn L. Anderson, Age 66 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Trust Company; • Chief Executive Officer, Russell Fund Distributors.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies).
					• Director, Frank Russell Asset Management (Cayman) II and Frank Russell Asset Management (Cayman) III

INDEPENDENT TRUSTEES

William L. Marshall Age 63 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

41

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 49 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 57 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Chairman, Governance and Nominating Committee Member, Valuation Committe Member, Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

42

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 60 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 62 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance and Nominating Committee Chairman, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 58 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Chairman, Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

43

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

J. David Griswold Age 48 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company (institutional financial consultant);
• Assistant Secretary and Associate General Counsel, Director – Global Regulatory Policy, Frank Russell Investment Management Company (investment management);
• Director – Global Regulatory Policy, Russell Real Estate Advisors, Inc. (investment management);
• Assistant Secretary and Associate General Counsel, Frank Russell Capital Inc. (investment adviser of private equity funds), and Frank Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc. (institutional brokerage firm); and
• Director, Frank Russell Canada Limited/Limitee (institutional financial consultant); Total Risk Management Pty Limited (Approved Trustee for superannuation fund outsourcing clients); and Frank Russell Company, Ltd. (asset management consulting in Japan)
• Chief Compliance Officer, Frank Russell Company.

James Ross Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002 Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 41 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.
• Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini Age 62 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

44

SSgA
Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Mark E. Swanson, Treasurer and Principal Accounting Officer

James Ross, Vice President and Principal Executive Officer

J. David Griswold, Vice President and Secretary

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

45

MMAR-08/05 (45325)

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Annual Report

August 31, 2005

SSgA Funds

Institutional Money Market Funds

Annual Report

August 31, 2005

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA Institutional Money Market Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholders,

As president of SSgA Funds Management, Inc., I am pleased to provide you with the SSgA Funds® annual report for the fiscal year ended August 31, 2005. This report provides an overview of the investment process for each fund, discussion about the management of each portfolio, and performance and financial statements. I hope you find this information useful as you review your overall investment strategy.

This was another exciting year for the SSgA Funds family, now comprised of 26 mutual funds representing a diverse group of investment strategies, including: money market, fixed income, domestic and international equity, and balanced funds. Based upon continual review of our product breadth, as well as insight into marketplace demand, we chose to open two new funds this fiscal year: the SSgA Directional Core Fund and the SSgA Enhanced Small Cap Fund. We also chose to close the SSgA Special Equity Fund and the SSgA MSCI EAFE Index Fund. Additionally, we created various class share products that specifically target the retirement plan and institutional markets.

I thank you, on behalf of SSgA Funds Management, for choosing SSgA Funds. Our reputation is built upon the trust our clients place in us every day to design and deliver exceptional financial services and products. In today's complex global marketplace, rest assured that we are committed to providing you with outstanding investment vehicles to meet your evolving investment challenges and needs. We look forward to continuing to share the benefit of our experience with you.

Sincerely,

James Ross
SSgA Funds Management, Inc.
President

President's Letter

3

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SSgA

US Treasury Money Market Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,014.20	$1,024.20
Expenses Paid During Period *	$1.02	$1.02

* Expenses are equal to the Fund's expense ratio of .20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

US Treasury Money Market Fund

5

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SSgA

US Treasury Money Market Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Share	Date of %Maturity	Value $
United States Treasury - 31.1%
United States Treasury Bill	200,000	3.320	09/01/05	200,000
United States Treasury Bill	200,000	3.330	09/01/05	200,000
Total United States Treasury (amortized cost $400,000)				400,000
Total Investments - 31.1% (amortized cost $400,000)				400,000
Repurchase Agreements - 69.2%
Agreement with ABN AMRO and Bank of New York, Inc. (Tri-Party) of $45,000 dated August 31, 2005 at 3.500% to be repurchased at $45,004 on September 1, 2005, collateralized by: $46,546 par United States Treasury Obligations, valued at $45,900				45,000
Agreement with Bank of America Corp. and Bank of New York Co, Inc. (Tri-Party) of $45,000 dated August 31, 2005 at 3.520% to be repurchased at $45,004 on September 1, 2005, collateralized by: $46,460 par United States Treasury Obligations, valued at $45,901				45,000
Agreement with Deutsche Bank AG and Bank of New York Co, Inc. (Tri-Party) of $21,952 dated August 31, 2005 at 3.500% to be repurchased at $21,954 on September 1, 2005 and an Agreement with Deutsche Bank AG and Bank of New York Co, Inc. (Tri-Party) of $250,000 dated August 31, 2005 at 3.540% to be repurchased at $250,025 on September 1, 2005, both collateralized by: $274,439 par United States Treasury Obligations, valued at $277,391				271,952
Agreement with Goldman Sachs and Bank of New York Co, Inc. (Tri-Party) of $45,000 dated August 31, 2005 at 3.400% to be repurchased at $45,004 on September 1, 2005, collateralized by: $46,279 par United States Treasury Obligations, valued at $45,901				45,000
Agreement with HSBC and JP Morgan Chase & Co. (Tri-Party) of $45,000 dated August 31, 2005 at 3.540% to be repurchased at $45,004 on September 1, 2005, collateralized by: $41,792 par United States Treasury Obligations, valued at $45,903				45,000
Agreement with J. P. Morgan Chase & Co. and Chase Securities (Tri-Party) of $45,000 dated August 31, 2005 at 3.540% to be repurchased at $45,004 on September 1, 2005, collateralized by: $44,810 par United States Treasury Obligation, valued at $45,901				45,000
Agreement with Lehman Brothers Inc. and J.P. Morgan Chase & Co. (Tri-Party) of $55,000 dated August 31, 2005 at 3.480% to be repurchased at $55,005 on September 1, 2005, collateralized by: $66,504 par United States Treasury Obligations, valued at $56,103				55,000
Agreement with Merrill Lynch and State Street Bank & Trust of $45,000 dated August 31, 2005 at 3.500% to be repurchased at $45,004 on September 1, 2005, collateralized by: $45,900 par United States Treasury Obligation, valued at $45,965				45,000
Agreement with Morgan Stanley and Bank of New York, Inc. (Tri-Party) of $250,000 dated August 31, 2005 at 3.540% to be repurchased at $250,025 on September 1, 2005, collateralized by: $184,969 par United States Treasury Obligations, valued at $255,000				250,000

US Treasury Money Market Fund

SSgA

US Treasury Money Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

Value $
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $45,000 dated August 31, 2005 at 3.550% to be repurchased at $45,004 on September 1, 2005, collateralized by: $44,715 par United States Treasury Obligation, valued at $45,904	45,000
Total Repurchase Agreements (identified cost $891,952)	891,952
Total Investments and Repurchase Agreements - 100.3% (cost $1,291,952)(†)	1,291,952
Other Assets and Liabilities, Net - (0.3%)	(3,873)
Net Assets - 100.0%	1,288,079

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
United States Treasury	31.1
Repurchase Agreements	69.2
Total Investments	100.3
Other Assets and Liabilities, Net	(0.3)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund

9

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SSgA

Prime Money Market Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,014.80	$1,024.20
Expenses Paid During Period *	$1.02	$1.02

* Expenses are equal to the Fund's expense ratio of .20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Prime Money Market Fund

11

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SSgA

Prime Money Market Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 15.9%
American Centurion Bank (Ê)	65,000	3.519	08/08/06	65,000
American Express Credit Corp. (Ê)	100,000	3.630	12/19/05	100,024
American Honda Finance Corp. (Ê)	60,000	3.740	05/12/06	60,000
American Honda Finance Corp. (Ê)	27,000	3.707	08/08/06	27,000
Bank of America Corp. (Ê)	130,000	3.565	03/14/06	130,000
Bank of America Corp. (Ê)	50,000	3.560	06/07/06	50,000
Eli Lilly & Co. (Ê)	50,000	3.530	10/02/06	50,000
General Electric Capital Corp. (Ê)	40,000	3.667	09/09/06	40,000
General Electric Capital Corp. (Ê)	40,000	3.683	09/17/06	40,000
Goldman Sachs Group Inc. (Ê)	48,000	3.720	10/03/05	48,000
Goldman Sachs Group Inc. (Ê)	100,000	3.690	02/21/06	100,000
Goldman Sachs Group Inc. (Ê)	25,000	3.700	02/22/06	25,000
Goldman Sachs Group Inc. (Ê)	50,000	3.690	02/23/06	50,000
Goldman Sachs Group Inc. (Ê)	30,000	3.700	08/14/06	30,000
HBOS Treasury Services PLC (Ê)	55,000	3.530	09/01/06	55,000
JP Morgan Chase & Co. (Ê)	55,000	3.947	05/17/06	55,072
Merrill Lynch & Co. Inc. (Ê)	40,000	3.629	10/03/05	40,005
Merrill Lynch & Co. Inc. (Ê)	50,000	3.643	03/17/06	50,027
Merrill Lynch & Co. Inc. (Ê)	80,000	3.570	09/04/06	80,000
Morgan Stanley (Ê)	50,000	3.750	03/27/06	50,087
Morgan Stanley (Ê)	50,000	3.643	04/17/06	50,000
Morgan Stanley (Ê)	80,000	3.570	09/04/06	80,000
Morgan Stanley (Ê)	50,000	3.601	09/15/06	50,000
National City Bank, Ohio (Ê)	75,000	3.510	02/09/06	74,996
Northern Rock PLC (Ê)	100,000	3.544	08/05/06	100,000
SunTrust Banks Inc. (Ê)	90,000	3.325	12/12/05	89,991
Toyota Motor Credit (Ê)	75,000	3.590	04/24/06	75,000
Toyota Motor Credit (Ê)	75,500	3.420	06/12/06	75,536
Wells Fargo & Company (Ê)	100,000	3.494	09/04/06	100,000
Total Corporate Bonds & Notes (amortized cost $1,840,738)				1,840,738
Domestic Certificates of Deposit - 2.5%
American Express Centurion Bank	100,000	3.520	09/08/05	100,000
Marshall & Ilsley	75,000	3.430	09/29/05	75,000
Washington Mutual Bank	81,000	3.540	09/15/05	81,000
Washington Mutual Bank	29,000	3.540	09/16/05	29,000
Total Domestic Certificates of Deposit (amortized cost $285,000)				285,000
Eurodollar Certificates of Deposit - 3.5%
ABN-AMRO Bank NV	75,000	3.470	12/07/05	75,001
BNP Paribas SA	100,000	3.460	11/28/05	99,999
Credit Agricole Indosuez	30,000	3.505	12/30/05	29,990
HSBC Bank USA	100,000	3.430	12/05/05	99,992
Landesbank Baden-Wuerttemberg	100,000	3.660	11/01/05	100,001
Total Eurodollar Certificates of Deposit (amortized cost $404,983)				404,983

Prime Money Market Fund

13

SSgA
Prime Money Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Domestic Commercial Paper - 25.2%
Atlantic Asset Securitization Corp.	40,135	3.530	09/19/05	40,064
Bank of America Corp.	150,000	3.620	10/31/05	149,095
Barton Capital Corp.	121,112	3.520	09/19/05	120,899
Chariot Funding Ltd.	90,277	3.520	09/08/05	90,215
Edison Asset Securitization LLC	50,000	3.380	11/29/05	49,582
Eiffel Funding LLC	50,000	3.370	09/19/05	49,916
Emerald Notes	89,250	3.490	09/29/05	89,008
Emerald Notes	106,000	3.640	10/26/05	105,411
Falcon Asset Securitization Corp.	101,291	3.520	09/06/05	101,241
Falcon Asset Securitization Corp.	215,429	3.520	09/08/05	215,282
Gemini Securitization Corp.	75,000	3.520	09/12/05	74,919
General Electric Capital Corp.	200,000	3.450	09/28/05	199,483
Giro Balanced Funding Corp.	74,000	3.540	09/06/05	73,964
Giro Funding US Corp.	87,000	3.540	09/09/05	86,932
Giro Multi-Funding Corp.	135,000	3.550	09/20/05	134,747
Grampian Funding Ltd.	146,000	3.260	09/20/05	145,749
Grampian Funding Ltd.	60,000	3.420	09/30/05	59,835
Jupiter Securitization Corp.	87,469	3.520	09/09/05	87,401
Jupiter Securitization Corp.	100,000	3.520	09/16/05	99,853
Klio Funding Corp.	37,000	3.280	09/02/05	36,997
Klio Funding Corp.	34,789	3.380	09/16/05	34,740
Nieuw Amsterdam Funding Corp.	63,462	3.520	09/09/05	63,412
Park Granada LLC	88,000	3.555	09/20/05	87,836
Polonius Inc.	73,300	3.540	09/07/05	73,257
Polonius Inc.	136,000	3.540	09/15/05	135,813
Preferred Receivables Funding Corp.	121,907	3.520	09/07/05	121,835
Preferred Receivables Funding Corp.	46,172	3.520	09/08/05	46,140
Preferred Receivables Funding Corp.	101,321	3.520	09/09/05	101,242
Ranger Funding Corp.	115,048	3.520	09/14/05	114,902
Surrey Funding Corp.	121,130	3.470	10/11/05	120,663
Total Domestic Commercial Paper (amortized cost $2,910,433)				2,910,433
Foreign Commercial Paper - 7.1%
Alliance & Leicester PLC	70,000	3.620	10/31/05	69,577
Bank of Ireland	175,000	3.510	12/09/05	173,311
Deutsche Bank Finance	100,000	3.525	09/20/05	99,814
Macquarie Bank Ltd. (Ê)	83,000	3.589	07/18/06	82,993
Nordea North America Inc.	50,000	3.620	11/01/05	49,693
Nordea North America Inc.	40,000	3.385	11/21/05	39,695
Skandinaviska Enskilda (Ê)	110,000	3.560	01/19/06	110,000
Societe Generale	191,768	3.520	12/30/05	189,518
Total Foreign Commercial Paper (amortized cost $814,601)				814,601

Prime Money Market Fund

14

SSgA
Prime Money Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 2.9%
Fannie Mae (Ê)	150,000	3.270	09/09/05	149,998
Fannie Mae (Ê)	120,000	3.445	01/09/06	119,977
Fannie Mae (Ê)	70,000	3.439	09/07/06	69,978
Total United States Government Agencies (amortized cost $339,953)				339,953
Yankee Certificates of Deposit - 20.2%
Banco Bilbao Vizcaya Argentaria	90,000	3.658	11/01/05	90,000
Banco Bilbao Vizcaya Argentaria (Ê)	100,000	3.620	10/28/05	99,998
Bank of Nova Scotia (Ê)	100,000	3.620	11/23/05	100,009
Barclays Bank PLC	100,000	3.535	09/15/05	100,000
Barclays Bank PLC (Ê)	100,000	3.600	10/31/05	99,995
Barclays Bank PLC (Ê)	100,000	3.456	12/02/05	99,994
BNP Paribas SA (Ê)	50,000	3.539	06/21/06	49,988
Calyon (Ê)	125,000	3.478	07/05/06	124,966
Calyon NY	90,000	3.425	11/01/05	90,000
Candadian Imperial Bank Corp.	69,000	3.750	06/14/06	68,995
Deutsche Bank AG	250,000	3.540	09/20/05	250,000
Fortis Funding LLC (Ê)	76,450	3.489	01/06/06	76,440
HSBC Bank USA	100,000	3.500	12/13/05	100,000
Nordea Bank Finland PLC	100,000	3.450	11/28/05	100,000
Nordea Bank Finland PLC	100,000	3.470	12/07/05	100,001
Royal Bank of Scotland	125,000	3.525	09/20/05	125,000
Societe Generale (Ê)	25,000	3.600	03/30/06	24,995
Svenska Handelsbanken	300,000	3.530	09/20/05	300,000
Toronto Dominion Bank	28,000	3.740	06/19/06	27,997
Toronto Dominion Bank	50,000	3.850	06/30/06	50,000
UBS AG	250,000	3.530	09/20/05	250,000
Total Yankee Certificates of Deposits (amortized cost $2,328,378)				2,328,378
Total Investments - 77.3% (amortized cost $8,924,086)				8,924,086
Repurchase Agreements - 22.8%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $188,000 dated on August 31, 2005 at 3.600% to be repurchased at $188,019 on September 1, 2005, collateralized by: $215,014 par various United States Government Agency Mortgage Obligations, valued at $191,760				188,000
Agreement with Credit Suisse First Boston and JP Morgan Chase Bank (Tri-Party) of $38,000 dated on August 31, 2005 at 3.613% to be repurchased at $38,004 on September 1, 2005, collateralized by: $37,560 par various Corporate Obligations, valued at $38,765				38,000
Agreement with Credit Suisse First Boston and JP Morgan Chase Bank (Tri-Party) of $105,000 dated on August 31, 2005 at 3.663% to be repurchased at $105,011 on September 1, 2005, collateralized by: $143,988 par various Corporate Obligations, valued at $107,104				105,000
Agreement with Deutsche Bank and The Bank of New York, Inc. (Tri-Party) of $250,000 dated August 3, 2005, at 3.650% to be repurchased at $252,256 on October 31, 2005, collateralized by: $366,939 par various United States Government Agency Obligations, valued at $255,000				250,000

Prime Money Market Fund

15

SSgA
Prime Money Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

Value $
Agreement with Dresdner Kleinwort Benson and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated on August 31, 2005 at 3.623% to be repurchased at $100,010 on September 1, 2005, collateralized by: $104,215 par various Corporate Obligations, valued at $105,004	100,000
Agreement with HSBC and JP Morgan Chase & Co. (Tri-Party) of $500,000 dated on August 31, 2005 at 3.610% to be repurchased at $500,050 on September 1, 2005, collateralized by: $616,240 par various United States Government Agency Mortgage Obligations, valued at $510,001	500,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated on August 31, 2005 at 3.603% to be repurchased at $50,005 on September 1, 2005, collateralized by: $48,986 par various Corporate Obligations, valued at $52,004	50,000
Agreement with Merrill Lynch, Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated on August 31, 2005 at 3.643% to be repurchased at $50,005 on September 1, 2005, collateralized by: $8,829 par various Corporate Obligations, valued at $52,541	50,000
Agreement with Merrill Lynch, Inc. and JP Morgan Chase & Co. (Tri-Party) of $62,000 dated on August 31, 2005 at 3.623% to be repurchased at $62,006 on September 1, 2005, collateralized by: $19,272 par various Corporate Obligations, valued at $65,004	62,000
Agreement with Morgan Stanley and Bank of New York Co, Inc. (Tri-Party) of $242,000 dated August 31, 2005 at 3.550% to be repurchased at $242,024 on September 1, 2005 and an Agreement with Morgan Stanley and Bank of New York Co, Inc. (Tri-Party) of $259,031 dated August 31, 2005 at 3.550% to be repurchased at $259,057 on September 1, 2005, both collateralized by: $518,091 par United States Government Agency Obligations, valued at $513,191	501,031
Agreement with Salomon Smith Barney and The Bank of New York, Inc. (Tri-Party) of $200,000 dated August 31, 2005, at 3.663% to be repurchased at $200,020 on September 1, 2005, collateralized by: $208,235 par various United States Corporate Obligations, valued at $204,001	200,000
Agreement with UBS and JP Morgan Chase & Co. (Tri-Party) of $595,000 dated August 31, 2005, at 3.600% to be repurchased at $595,060 on September 1, 2005, collateralized by: $1,124,200 par various United States Government Agency Obligations, valued at $606,901	595,000
Total Repurchase Agreements (identified cost $2,639,031)	2,639,031
Total Investments and Repurchase Agreements - 100.1% (cost $11,563,117) (†)	11,563,117
Other Assets and Liabilities, Net - (0.1%)	(12,723)
Net Assets - 100.0%	11,550,394

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund

16

SSgA
Prime Money Market Fund

Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
Corporate Bonds & Notes	15.9
Domestic Certificates of Deposit	2.5
Eurodollar Certificates of Deposit	3.5
Domestic Commercial Paper	25.2
Foreign Commercial Paper	7.1
United States Government Agencies	2.9
Yankee Certificates of Deposit	20.2
Repurchase Agreements	22.8
Total Investments and Repurchase Agreements	100.1
Other Assets and Liabilities, Net	(0.1)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund

17

SSgA
Institutional Money Market Funds

Notes to Schedules of Investments - August 31, 2005

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

Notes to Schedules of Investments

18

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SSgA
Institutional Money Market Funds

Statement of Assets and Liabilities - August 31, 2005

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Assets
Investments, at identified cost	$400,000	$8,924,086
Investments at amortized cost which approximates value	400,000	8,924,086
Repurchase agreements at cost which approximates value	891,952	2,639,031
Receivables:
Interest	87	21,675
From Adviser	9	-
Prepaid expenses	22	171
Total assets	1,292,070	11,584,963
Liabilities
Payables:
Accrued fees to affiliates	230	2,369
Other accrued expenses	27	231
Dividends	3,734	31,969
Total liabilities	3,991	34,569
Net Assets	$1,288,079	$11,550,394
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$64	$74
Accumulated net realized gain (loss)	1	(118)
Shares of beneficial interest	1,288	11,550
Additional paid-in capital	1,286,726	11,538,888
Net Assets	$1,288,079	$11,550,394
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00
Net assets	$1,288,078,566	$11,550,394,342
Shares outstanding ($.001 par value)	1,288,077,359	11,550,499,722

*  Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

20

SSgA
Institutional Money Market Funds

Statement of Operations - For the Period Ended August 31, 2005

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Investment Income
Interest	$29,436	$294,123
Expenses
Advisory fees	2,844	17,560
Administrative fees	348	3,583
Custodian fees	215	1,824
Distribution fees	187	2,608
Transfer agent fees	36	120
Professional fees	23	76
Registration fees	19	23
Shareholder servicing fees	284	2,929
Trustees' fees	36	262
Insurance fees	18	2,301
Printing fees	8	59
Miscellaneous	21	75
Expenses before reductions	4,039	31,420
Expense reductions	(1,764)	(7,985)
Net expenses	2,275	23,435
Net investment income (loss)	27,161	270,688
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	36	(1)
Net Increase (Decrease) in Net Assets from Operations	$27,197	$270,687

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

21

SSgA
Institutional Money Market Funds

Statement of Changes in Net Assets - For the Periods Ended August 31,

	US Treasury Money Market Fund		Prime Money Market Fund
Amounts in thousands	2005	2004	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,161	$8,285	$270,688	$132,199
Net realized gain (loss)	36	(21)	(1)	(79)
Net increase (decrease) in net assets from operations	27,197	8,264	270,687	132,120
Distributions
From net investment income	(27,161)	(8,285)	(270,688)	(132,199)
Share Transactions
Net increase (decrease) in net assets from share transactions	628,576	(214,724)	(839,718)	1,300,253
Total Net Increase (Decrease) in Net Assets	628,612	(214,745)	(839,719)	1,300,174
Net Assets
Beginning of period	659,467	874,212	12,390,113	11,089,939
End of period	$1,288,079	$659,467	$11,550,394	$12,390,113
Undistributed (overdistributed) net investment income included in net assets	$64	$-	$74	$-

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

22

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SSgA
Institutional Money Market Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Distributions from Net Investment Income	$ Net Asset Value, End of Period	% Total Return
US Treasury Money Market Fund
August 31, 2005	1.0000	.0230	(.0230)	1.0000	2.32
August 31, 2004	1.0000	.0087	(.0087)	1.0000	.88
August 31, 2003	1.0000	.0113	(.0113)	1.0000	1.13
August 31, 2002	1.0000	.0181	(.0181)	1.0000	1.83
August 31, 2001	1.0000	.0508	(.0508)	1.0000	5.20
Prime Money Market Fund
August 31, 2005	1.0000	.0239	(.0239)	1.0000	2.41
August 31, 2004	1.0000	.0095	(.0095)	1.0000	.97
August 31, 2003	1.0000	.0124	(.0124)	1.0000	1.25
August 31, 2002	1.0000	.0209	(.0209)	1.0000	2.11
August 31, 2001	1.0000	.0535	(.0535)	1.0000	5.48

(a)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.

  The custody credit arrangements had an impact of less that .005% per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

24

	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(a)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(a)
US Treasury Money Market Fund
August 31, 2005	1,288,079	.20	.36	2.39
August 31, 2004	659,467	.20	.36	.86
August 31, 2003	874,212	.20	.36	1.16
August 31, 2002	1,265,470	.20	.36	1.85
August 31, 2001	1,845,064	.20	.37	5.09
Prime Money Market Fund
August 31, 2005	11,550,394	.20	.27	2.31
August 31, 2004	12,390,113	.20	.27	.96
August 31, 2003	11,089,939	.20	.27	1.21
August 31, 2002	6,156,731	.20	.27	2.02
August 31, 2001	4,033,364	.20	.25	5.26

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

25

SSgA
Institutional Money Market Funds

Notes to Financial Statements - August 31, 2005

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2005. These financial statements report on two Funds, the SSgA US Treasury Money Market Fund and the SSgA Prime Money Market Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. On August 25, 2003 the Funds' Class T prospectus became effective. Each class has different distribution and shareholder servicing fee arrangements. Class T shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. As of the date of this report there are no Class T shares outstanding.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2005 the following Fund had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
Fund	08/31/2009	08/31/2013	Total
Prime Money Market	$28,279	$88,036	$116,315

As permitted by tax regulations, the Prime Money Market Fund intends to defer a net realized capital loss incurred from November 1, 2004 to August 31, 2005 of $941, and treat it as arising in the fiscal year 2006.

Notes to Financial Statements

26

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued - August 31, 2005

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (Bank of New York and JP Morgan Chase) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
US Treasury Money Market	0.25
Prime Money Market	0.15

The Adviser has contractually agreed on the US Treasury Money Market Fund to waive .15% of its .25% Advisory fee until December 31, 2010. The Adviser also contractually agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the year ended August 31, 2005 were $1,706,669 and $55,620 respectively.

The Adviser has contractually agreed on the Prime Money Market Fund to waive .05% of its .15% Advisory fee until December 31, 2010. The Adviser also contractually agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the year ended August 31, 2005 were $5,852,647 and $2,104,989, respectively.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

Notes to Financial Statements

27

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued - August 31, 2005

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of August 31, 2005, $34,811,588 represents the investments of other affiliated Funds not presented herein.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS serves as sub-transfer agent.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
US Treasury Money Market	$1,829
Prime Money Market	26,899

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents.

The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street. For these services, each Fund pays a maximum of .025% to State Street, based on the average daily value of all Fund shares held. For the year ended August 31, 2005, the Funds paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street
US Treasury Money Market	$284,445
Prime Money Market	2,929,297

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was

Notes to Financial Statements

28

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued - August 31, 2005

incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2005.

Insurance

The Investment Company has entered into an agreement with AMBAC Assurance Corporation to provide additional insurance coverage on the Prime Money Market Fund against issuer default. For this coverage, the Funds pay a fee to AMBAC of an annual rate of .018% of its daily average net assets.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2005 were as follows:

	US Treasury Money Market	Prime Money Market
Advisory fees	$114,045	$1,127,909
Administration fees	32,589	269,300
Custodian fees	18,423	197,933
Distribution fees	25,853	480,589
Shareholder servicing fees	28,436	239,415
Transfer agent fees	5,885	23,787
Trustees' fees	4,437	30,500
	$229,668	$2,369,433

Beneficial Interest

As of August 31, 2005, the following table includes shareholders (three of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Treasury Money Market	3	97.9
Prime Money Market	1	93.1

4.  Fund Share Transactions (On a Constant Dollar Basis):

	(amounts in thousands) For the Years Ended August 31,
	2005	2004
US Treasury Money Market
Proceeds from shares sold	$15,442,700	$15,529,844
Proceeds from reinvestment of distributions	23,055	7,181
Payments for shares redeemed	(14,837,179)	(15,751,749)
Total net increase (decrease)	$628,576	$(214,724)
Prime Money Market
Proceeds from shares sold	$153,688,746	$143,433,881
Proceeds from reinvestment of distributions	244,080	123,855
Payments for shares redeemed	(154,772,544)	(142,257,483)
Total net increase (decrease)	$(839,718)	$1,300,253

Notes to Financial Statements

29

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued - August 31, 2005

5.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. The Funds did not utilize the Interfund Lending Program during the year.

6.  Change of Independent Registered Public Accounting Firm

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees determined not to retain PricewaterhouseCoopers LLP ("PwC") as the Funds' Independent Auditor, and voted to appoint Deloitte & Touche LLP as the Funds' Independent Auditor for the fiscal year ended August 31, 2005 effective November 16, 2004. During the two most recent fiscal years and through November 30, 2004, the date the Board of Trustees notified PwC of their decision to not retain them as the Funds' auditor, PwC's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PwC on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports.

Notes to Financial Statements

30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund (the "Funds") (two of the funds comprising the SSgA Funds) as of August 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended August 31, 2004 and the financial highlights for each of the four years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the year ended August 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2005

Report of Independent Registered Public Accounting Firm

31

SSgA
Institutional Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 5, 2005, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. However, the Trustees determined that the subject of economies of scale would be analyzed in greater detail in connection with their consideration of the advisory contract next year.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

32

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information - August 31, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i)  without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

33

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers -
August 31, 2005 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Lynn L. Anderson, Age 66 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Frank Russell Trust Company; • Chief Executive Officer, Russell Fund Distributors.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies).
					• Director, Frank Russell Asset Management (Cayman) II and Frank Russell Asset Management (Cayman) III

INDEPENDENT TRUSTEES

William L. Marshall Age 63 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

34

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 49 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 57 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Chairman, Governance and Nominating Committee Member, Valuation Committe Member, Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

35

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 60 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 62 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance and Nominating Committee Chairman, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 58 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Chairman, Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

36

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

J. David Griswold Age 48 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company (institutional financial consultant);
• Assistant Secretary and Associate General Counsel, Director – Global Regulatory Policy, Frank Russell Investment Management Company (investment management);
• Director – Global Regulatory Policy, Russell Real Estate Advisors, Inc. (investment management);
• Assistant Secretary and Associate General Counsel, Frank Russell Capital Inc. (investment adviser of private equity funds), and Frank Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc. (institutional brokerage firm); and
• Director, Frank Russell Canada Limited/Limitee (institutional financial consultant); Total Risk Management Pty Limited (Approved Trustee for superannuation fund outsourcing clients); and Frank Russell Company, Ltd. (asset management consulting in Japan)
• Chief Compliance Officer, Frank Russell Company

James Ross Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002 Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 41 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.
• Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini Age 62 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

37

SSgA
Institutional Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Mark E. Swanson, Treasurer and Principal Accounting Officer

James Ross, Vice President and Principal Executive Officer

J. David Griswold, Vice President and Secretary

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

38

IMMAR-08/05 (45329)

FIXED INCOME FUNDS

Yield Plus Fund

Bond Market Fund

Bond Market Fund – Class R

Intermediate Fund

High Yield Bond Fund

Annual Report

August 31, 2005

SSgA Funds
Fixed Income Funds

Annual Report

August 31, 2005

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Fixed Income Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholders,

As president of SSgA Funds Management, Inc., I am pleased to provide you with the SSgA Funds® annual report for the fiscal year ended August 31, 2005. This report provides an overview of the investment process for each fund, discussion about the management of each portfolio, and performance and financial statements. I hope you find this information useful as you review your overall investment strategy.

This was another exciting year for the SSgA Funds family, now comprised of 26 mutual funds representing a diverse group of investment strategies, including: money market, fixed income, domestic and international equity, and balanced funds. Based upon continual review of our product breadth, as well as insight into marketplace demand, we chose to open two new funds this fiscal year: the SSgA Directional Core Fund and the SSgA Enhanced Small Cap Fund. We also chose to close the SSgA Special Equity Fund and the SSgA MSCI EAFE Index Fund. Additionally, we created various class share products that specifically target the retirement plan and institutional markets.

I thank you, on behalf of SSgA Funds Management, for choosing SSgA Funds. Our reputation is built upon the trust our clients place in us every day to design and deliver exceptional financial services and products. In today's complex global marketplace, rest assured that we are committed to providing you with outstanding investment vehicles to meet your evolving investment challenges and needs. We look forward to continuing to share the benefit of our experience with you.

Sincerely,

James Ross
SSgA Funds Management, Inc.
President

President's Letter

3

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SSgA

Yield Plus Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks high current income and liquidity by investing primarily in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

Invests in:  High quality, investment grade debt instruments including corporate bonds, asset-backed securities, mortgage-backed securities, variable and floating rate notes, and high quality money market instruments maintaining duration of one year or less.

Strategy:  The Fund's managers actively trade to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase income.

Yield Plus Fund
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,241	2.41%
5 Years	$11,333	2.53	%+
10 Years	$14,845	4.03	%+
JP Morgan 3-Month LIBOR
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,280	2.80%
5 Years	$11,355	2.57	%+
10 Years	$14,978	4.12	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Yield Plus Fund

5

SSgA

Yield Plus Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks high current income and liquidity by investing primarily in a diversified portfolio of high-quality debt securities and by maintaining the portfolio duration for one year or less.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA Yield Plus Fund returned 2.41%, versus the 2.80% return of the JPMorgan 3-Month LIBOR® Index. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fed Funds rate increased from 1.00% to 3.50% as the Fed hiked rates by 25 basis points ten times since June 2004. As a result, the Fund's extremely short duration helped performance over the past year, as interest rates on vehicles with short maturities increased. The Fund also benefited from investments in the floating rate structured products, primarily asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS), which offered higher returns than could be found in typical money market funds and other short-term instruments. These floating rate securities have yields that are reset either monthly or quarterly at a spread over LIBOR, helping to keep the Fund's duration short.

How is the Fund currently positioned to meet its long-term objective?

The Fund is currently positioned in structured products primarily backed by ABS and CMBS, particularly in sub-tiered issuances. After extensive credit and risk analysis, the portfolio management team considers these asset classes to offer superior risk-adjusted returns and high current income due to their high degree of diversification, sound credit quality, and attractive pricing.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1995.

  #  The London Interbank offered rate (LIBOR) is the interest rate offered by a specific group of London Interbanks for US dollar deposits of a stated maturity.

  +  Annualized.

Yield Plus Fund

6

SSgA

Yield Plus Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,014.00	$1,022.43
Expenses Paid During Period *	$2.79	$2.80

* Expenses are equal to the Fund's expense ratio of .55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Yield Plus Fund

7

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SSgA
Yield Plus Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 100.0%
Asset-Backed Securities - 62.5%
Access Group, Inc. (Ê) Series 2003-A Class A1 4.080% due 04/25/23	4,052	4,114
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R1 Class M5 4.841% due 02/25/34	3,000	3,022
Amortizing Residential Collateral Trust (Ê) Series 2002-BC5 Class M1 4.331% due 07/25/32	1,808	1,821
Argent Securities, Inc. (Ê) Series 2003-W3 Class M1 4.391% due 09/25/33	3,000	3,030
Series 2004-W2 Class M2 4.891% due 04/25/34	4,000	4,056
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class M1 4.471% due 04/15/33	4,000	4,019
Centex Home Equity (Ê) Series 2002-D Class M1 4.711% due 12/25/32	2,830	2,845
Chase Credit Card Master Trust (Ê) Series 2001-2 Class A 3.691% due 09/15/08	2,000	2,002
Series 2004-1 Class A 3.250% due 05/15/09	5,120	5,119
Chase Funding Mortgage Loan Asset-Backed Certificates (Ê) Series 2001-4 Class 2M1 4.541% due 11/25/31	1,939	1,944
Citibank Credit Card Issuance Trust (Ê) Series 2001-B2 Class B2 3.849% due 12/10/08	2,000	2,008
CNH Equipment Trust (Ê) Series 2002-B Class A4 3.931% due 04/15/08	3,679	3,686
Countrywide Asset-Backed Certificates (Ê) Series 2004-1 Class M6 4.841% due 12/25/33	2,700	2,722
Fremont Home Loan Trust (Ê) Series 2005-1 Class 2A1 3.741% due 06/25/35	3,888	3,890
GE Business Loan Trust (Ê)(l) Series 2003-2A Class A 3.941% due 11/15/31	4,534	4,572
Series 2004-1 Class B 4.271% due 05/15/32	2,785	2,802

	Principal Amount ($) or Shares	Market Value $
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 3.621% due 06/15/10	8,500	8,506
MBNA Credit Card Master Note Trust (Ê) Series 2002-A4 Class A4 3.681% due 08/17/09	5,000	5,008
Series 2002-A9 Class A9 3.689% due 12/15/09	4,205	4,210
MMCA Automobile Trust (Ê) Series 2002-5 Class B 4.421% due 08/15/09	767	768
MMCA Wholesale Master Owner Trust (Ê)(l) Series 2003-2A Class NOTE 3.971% due 10/15/08	4,800	4,790
National City Credit Card Master Trust (Ê) Series 2002-1 Class A 3.711% due 01/15/09	5,000	5,009
Park Place Securities, Inc. (Ê) Series 2005-WCW Class A2A 3.731% due 07/25/35	3,199	3,199
Residential Asset Securities Corp. (Ê) Series 2001-KS2 Class MII1 4.141% due 06/25/31	4,467	4,475
Series 2002-KS2 Class MII1 4.291% due 04/25/32	1,060	1,062
SLM Student Loan Trust (Ê) Series 2003-B Class A2 3.810% due 03/15/22	4,000	4,050
Series 2005-7 Class A1 3.721% due 01/25/18	5,000	5,000
SMS Student Loan Trust (Ê) Series 1998-A Class A2 3.789% due 07/28/26	2,133	2,137
Structured Asset Investment Loan Trust (Ê) Series 2003-BC2 Class M1 4.561% due 04/25/33	2,000	2,009
Series 2003-BC3 Class M1 4.591% due 04/25/33	5,000	5,025
Series 2003-BC1 Class M2 5.391% - 5.491% due 10/25/33 - 11/25/33	5,700	5,783
Series 2004-4 Class M5 5.091% due 04/25/34	2,440	2,440
Series 2004-BNC Class M3 4.941% due 12/25/34	3,811	3,818

Yield Plus Fund

9

SSgA
Yield Plus Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
WFS Financial Owner Trust (Ê) Series 2003-3 Class A3B 3.950% due 05/20/08	915	915
		119,856
International Debt - 19.7%
ARMS II (Ê) Series 2004-G3 Class A1A 3.760% due 01/10/35	4,192	4,202
Crusade Global Trust (Ê) Series 2003-2 Class A 3.620% due 09/18/34	3,425	3,426
Series 2003-1 Class A 3.804% due 01/17/34	1,438	1,440
Gracechurch Card Funding PLC (Ê) Series 2003-5 Class A1 3.621% due 08/15/08	5,000	5,001
Granite Mortgages PLC (Ê) Series 2002-1 Class 1A2 3.780% due 07/20/19	4,510	4,520
Series 2002-2 Class 1A2 3.800% due 01/20/43	4,835	4,846
Medallion Trust (Ê) Series 2002-1G Class A1 3.780% due 04/17/33	3,068	3,069
Permanent Financing PLC (Ê) Series 2004-5 Class 2A 3.489% due 06/10/11	5,000	5,001
Series 2004-4 Class 2A 3.449% due 03/10/09	1,500	1,500
Puma Finance, Ltd. (Ê) Series 2003-G3 Class A 3.977% due 08/08/34	2,089	2,097
Westpac Securitisation Trust (Ê) Series 2002-1G Class A 3.510% due 06/05/33	2,656	2,649
		37,751
Mortgage-Backed Securities - 17.8%
Credit Suisse First Boston Mortgage Securities Corp. (l) Series 2003-C4 Class ASP Interest Only STRIP 0.685% due 08/15/36	146,408	2,365
GSAMP Trust (Ê) Series 2005-HE4 Class B2 4.941% due 07/25/45	1,000	1,000
Harborview Mortgage Loan Trust (Ê) Series 2005-7 Class 2A2A 3.890% due 06/19/45	4,813	4,813

	Principal Amount ($) or Shares	Market Value $
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê)(l) Series 2004-FL1 Class A1 3.743% due 04/16/19	4,660	4,662
Morgan Stanley Capital I (l) Series 2003-IQ5 Class X2 Interest Only STRIP 1.229% due 04/15/38	45,560	1,621
Residential Accredit Loans, Inc. (Ê) Series 2003-QS1 Class A5 4.291% due 07/25/33	1,422	1,423
Series 2004-QS1 Class A2 4.191% due 01/25/34	1,615	1,616
Residential Asset Securitization Trust (Ê) Series 2003-A8 Class A2 3.991% due 10/25/18	2,882	2,866
Series 2003-A9 Class A3 4.191% due 08/25/33	2,737	2,738
Sequoia Mortgage Trust (Ê) Series 2003-2 Class A1 3.939% due 06/20/33	118	118
Series 2003-6 Class B1 4.189% due 11/20/33	3,000	3,009
Series 2004-1 Class B1 4.159% due 02/20/34	1,787	1,788
Series 2004-2 Class B2 4.589% due 03/20/34	2,600	2,613
Starwood Asset Receivables Trust (Ê)(l) Series 2003-1A Class A2 4.019% due 08/28/22	2,545	2,545
Structured Asset Securities Corp. (Ê) Series 2003-S1 Class M2 5.341% due 08/25/33	876	879
		34,056
Total Long-Term Investments (cost $191,153)		191,663
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligations Fund	58,407	58
Total Short-Term Investments (cost $58)		58
Total Investments - 100.0% (identified cost $191,211)		191,721
Other Assets and Liabilities, Net - (0.0%)		(37)
Net Assets - 100.0%		191,684

See accompanying notes which are an integral part of the financial statements.

Yield Plus Fund

10

SSgA
Yield Plus Fund

Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
Asset-Backed Securities	62.5
International Debt	19.7
Mortgage-Backed Securities	17.8
Short-Term Investments	-	*
Total Investments	100.0
Other Assets and Liabilities, Net	-	*
Net Assets	100.0

* Less that .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Yield Plus Fund

11

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SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks to maximize total return by investing in fixed-income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond (LBAB) Index.

Invests in:  Investment grade debt instruments including US Government Treasuries and agencies, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities.

Strategy:  The Fund seeks to match the LBAB's index duration at all times while adding value through issue and sector selection. The Fund will actively trade to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase income.

Bond Market Fund – Institutional Class
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,350	3.50%
5 Years	$13,741	6.56	%+
Inception	$17,292	5.89	%+
Bond Market Fund – Class R‡
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,355	3.55%
5 Years	$13,550	6.26	%+
Inception	$16,611	5.45	%+
Lehman Brothers Aggregate Bond Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,415	4.15%
5 Years	$14,011	6.98	%+
Inception	$18,178	6	.45%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Bond Market Fund

13

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks to maximize total return by investing in fixed-income securities including, but not limited to, those represented by the Lehman Brothers® Aggregate Bond (LBAB) Index.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA Bond Fund Institutional Class and Class R returned 3.50% and 3.55%, respectively, versus the Lehman Brothers® Aggregate Bond (LBAB) Index return of 4.15%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fund's underperformance can be primarily attributed to periods of higher volatility in the bond market, spread widening within the credit sector, and lower long rates experienced in the treasury yield curve during the second half of the year. Spread widening likely resulted from spreads being too tight at the beginning of this year, setting the stage for a technical retracement. More importantly, the threat that rating agencies were poised to downgrade prominent members of the auto sector to below-investment grade status in March and April (this became a reality on May 5, 2005 as GM and Ford were relegated to high yield) may have contributed to the underperformance of the entire credit sector. The market technicals, or short-term trends overwhelmed the economic fundamentals for the period. During this period the Fund was positioned to take advantage of a rise in long-term interest rates, with an underweight to longer dated Treasuries and an overweight in shorter issues. Ultimately, the market technicals dominated with longer dated issues trading lower in yield causing security prices to appreciate.

How is the Fund currently positioned to meet its long-term objective?

The Fund is positioned toward a lower risk profile with overweights held in structured products. Looking at the third quarter and beyond, active exposure themes include holding an overweight position to securitized products (asset backed and CMBS) versus an underweight to the credit sector. It is anticipated that there is a high risk of widening spread in the credit sector, from their current tight levels.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on February 7, 1996. Index comparison began February 1, 1996.

  #  The Lehman Brothers Aggregate Bond Index is comprised of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return is comprised of price appreciation/depreciation and income as a percentage of the original investment.

  +  Annualized.

  ‡  Performance for the Bond Market Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Bond Market Fund

14

SSgA

Bond Market Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,022.80	$1,022.68
Expenses Paid During Period *	$2.55	$2.55

* Expenses are equal to the Fund's expense ratio of .50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,024.00	$1,022.94
Expenses Paid During Period *	$2.30	$2.29

* Expenses are equal to the Fund's expense ratio of .45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period since inception). Expenses for Class R are lower for the period due to lower than expected fee for distribution and shareholder service. Such fees may be significantly higher in the future. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Bond Market Fund

15

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SSgA
Bond Market Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 112.6%
Asset-Backed Securities - 16.5%
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2 Class A3 3.841% due 04/25/34	2,076	2,076
Asset Backed Securities Corp. Home Equity (Ê) Series 2005-HE3 Class M2 4.081% due 04/25/35	2,500	2,498
Bank One Issuance Trust (Ê) Series 2004-A2 Class A2 3.601% due 10/15/09	2,000	2,001
CDC Mortgage Capital Trust (Ê) Series 2002-HE1 Class A 3.951% due 01/25/33	463	463
Centex Home Equity (Ê) Series 2004-B Class AV1 3.841% due 03/25/34	1,106	1,106
Series 2004-D Class AV2 3.981% due 09/25/34	1,735	1,741
Countrywide Asset-Backed Certificates (Ê) Series 2004-BC1 Class A1 3.871% due 04/25/34	3,419	3,419
Series 2003-BC3 Class A2 3.951% due 09/25/33	999	1,000
Credit-Based Asset Servicing and Securitization (Ê) Series 2004-CB2 Class AV1 3.891% due 09/25/33	990	990
Series 2005-CB5 Class AF1 3.810% due 08/25/35	1,000	1,000
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 3.621% due 06/15/10	1,000	1,001
GMAC Mortgage Corp. Loan Trust Series 2004-HE5 Class A3 3.970% due 09/25/34	1,000	990
GSAMP Trust (Ê) Series 2004-NC1 Class M1 4.191% due 03/25/34	1,885	1,885
Ikon Receivables LLC Series 2002-1 Class A4 4.680% due 11/15/09	240	241
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 4.111% due 06/25/33	3,095	3,106
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	530

	Principal Amount ($) or Shares	Market Value $
Residential Asset Mortgage Products, Inc. Series 2003-RS7 Class AI3 3.680% due 09/25/27	537	535
Residential Asset Securities Corp. Series 2004-KS3 Class A2B2 3.851% due 04/25/34	1,956	1,964
Series 2003-KS8 Class AI4 4.590% due 08/25/31	1,000	999
Saxon Asset Securities Trust (Ê) Series 2003-1 Class AV1 3.951% due 06/25/33	565	566
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 3.891% due 02/25/34	747	747
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 4.181% due 04/25/35	2,500	2,490
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 5.091% due 04/25/34	1,600	1,600
Series 2004-8 Class A12 3.791% due 09/25/34	982	982
Series 2004-9 Class A6 3.881% due 10/25/34	1,946	1,948
Series 2005-5 Class A2 3.731% due 06/25/35	2,208	2,208
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	1,981	1,963
Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	536
Series 2005-WF2 Class A1 3.721% due 05/25/35	2,145	2,143
Toyota Motor Credit Corp. 4.400% due 10/01/08	100	100
TRAINS (l) 7.651% due 06/15/15	2,000	2,080
WFS Financial Owner Trust Series 2005-3 Class A3A 4.250% due 06/17/10	250	250
		45,158
Corporate Bonds and Notes - 17.0%
AEP Texas Central Co. Series E 6.650% due 02/15/33	100	117
Aetna, Inc. 7.875% due 03/01/11	35	41

Bond Market Fund

17

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Affiliated Computer Services, Inc. 5.200% due 06/01/15	150	148
Alabama Power Co. 5.700% due 02/15/33	50	54
Alcoa, Inc. 7.375% due 08/01/10	180	203
Alliant Energy Resources, Inc. 7.000% due 12/01/11	75	84
Allstate Corp. (The) 5.550% - 7.200% due 12/01/09 - 05/09/35	200	214
Altria Group, Inc. 7.200% due 02/01/07	110	114
Amerada Hess Corp. 7.300% due 08/15/31	200	242
American Express Co. 5.500% due 09/12/06	100	101
American General Finance Corp. 3.875% due 10/01/09	30	29
AmerUs Group Co. 5.950% due 08/15/15	60	61
Amgen, Inc. 4.000% due 11/18/09	120	119
Anheuser-Busch Cos., Inc. 6.000% - 6.500% due 04/15/11 - 05/01/42	185	214
Apache Corp. 6.250% due 04/15/12	35	39
Aramark Services, Inc. 5.000% due 06/01/12	150	149
Archer-Daniels-Midland Co. 7.000% - 7.125% due 03/01/13 - 02/01/31	150	184
Archstone-Smith Operating Trust 3.000% due 06/15/08	40	38
Arizona Public Service Co. 6.375% due 10/15/11	85	93
Atlantic Richfield Co. 5.900% due 04/15/09	100	106
AXA Equitable Life Insurance Co. (l) 7.700% due 12/01/15	115	138
BAC Capital Trust V 5.625% due 03/08/35	150	151
Bank of America Corp. 7.400% - 7.800% due 02/15/10 - 01/15/11	700	795
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	40	44
Bank One Corp. 4.125% due 09/01/07	250	250

	Principal Amount ($) or Shares	Market Value $
Bank One NA Series BKNT 5.500% due 03/26/07	125	127
BB&T Corp. 4.750% due 10/01/12	75	76
Bear Stearns Cos., Inc. (The) 2.875% - 7.000% due 03/01/07 - 07/02/08	150	152
BellSouth Corp. 6.000% due 10/15/11	200	215
Belo Corp. 7.125% due 06/01/07	36	37
Berkshire Hathaway Finance Corp. 4.125% - 4.850% due 01/15/10 - 01/15/15	350	350
Black & Decker Corp. 7.125% due 06/01/11	50	56
Boeing Capital Corp. 6.500% due 02/15/12	200	222
Boston Properties, LP 6.250% due 01/15/13	100	108
Bristol-Myers Squibb Co. 5.750% due 10/01/11	150	160
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	100	100
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	100	111
Campbell Soup Co. 5.000% - 6.750% due 10/01/08 - 12/03/12	130	137
Cardinal Health, Inc. 6.750% due 02/15/11	65	71
Caterpillar Financial Services Corp. 4.625% due 06/01/15	200	199
Series MTNF 4.500% due 09/01/08	50	50
Cendant Corp. 6.250% due 03/15/10	100	106
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	150	178
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	57
Charter One Bank FSB 6.375% due 05/15/12	50	55
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	100	110
CIT Group, Inc. 4.750% - 7.750% due 09/25/07 - 04/02/12	425	459

Bond Market Fund

18

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Citigroup, Inc. 4.125% - 5.625% due 02/22/10 - 05/29/15	1,250	1,267
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	50	52
Coca-Cola Enterprises, Inc. 5.750% - 6.125% due 11/01/08 - 08/15/11	300	320
Comcast Cable Communications 6.875% due 06/15/09	300	324
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	175	211
Comcast Corp. 6.500% due 01/15/15	250	276
ConAgra Foods, Inc. 6.750% due 09/15/11	175	192
Constellation Energy Group, Inc. 6.125% due 09/01/09	125	132
Consumers Energy Co. Series B 5.375% due 04/15/13	200	206
Coors Brewing Co. 6.375% due 05/15/12	80	87
Countrywide Home Loans, Inc. Series MTNK 5.500% due 02/01/07	240	244
COX Communications, Inc. 3.875% - 7.125% due 10/01/08 - 10/01/15	260	272
Credit Suisse First Boston USA, Inc. 4.625% - 6.125% due 01/15/08 - 01/15/15	700	718
CRH America, Inc. 6.950% due 03/15/12	100	112
CSX Corp. 6.750% due 03/15/11	150	165
DaimlerChrysler NA Holding Corp. 4.875% due 06/15/10	300	297
Deere & Co. 7.850% due 05/15/10	32	37
Deluxe Corp. 5.000% due 12/15/12	50	49
Dominion Resources, Inc. 5.950% due 06/15/35	100	104
Dow Chemical Co. (The) 5.750% due 12/15/08	200	208
DTE Energy Co. Series A 6.650% due 04/15/09	63	67
Duke Capital LLC 5.500% due 03/01/14	200	206

	Principal Amount ($) or Shares	Market Value $
Duke Energy Corp. 5.300% due 10/01/15	100	105
EI Du Pont de Nemours & Co. 6.875% due 10/15/09	150	165
Electronic Data Systems Corp. 7.125% due 10/15/09	75	81
Emerson Electric Co. 5.000% due 12/15/14	100	103
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	300	308
EOP Operating, LP 7.750% due 11/15/07	200	213
ERP Operating, LP 6.625% due 03/15/12	75	83
Exelon Corp. 5.625% due 06/15/35	85	86
Exelon Generation Co. LLC 6.950% due 06/15/11	100	111
Federated Department Stores, Inc. 6.625% - 7.450% due 04/01/11 - 07/15/17	125	145
Fifth Third Bank Series BKNT 4.750% due 02/01/15	100	100
First Data Corp. 3.375% due 08/01/08	200	195
Firstar Bank NA 7.125% due 12/01/09	210	233
FirstEnergy Corp. Series B 6.450% due 11/15/11	200	217
Series C 7.375% due 11/15/31	200	245
FleetBoston Financial Corp. 3.850% - 6.700% due 12/01/06 - 07/15/28	310	328
Florida Power & Light Co. 4.850% due 02/01/13	105	108
Ford Motor Credit Co. 5.700% - 7.000% due 06/16/08 - 10/01/13	1,210	1,165
FPL Group Capital, Inc. 7.625% due 09/15/06	75	78
Gannett Co., Inc. 6.375% due 04/01/12	100	110
GE Global Insurance Holding Corp. 7.750% due 06/15/30	400	468
Genentech, Inc. (l) 4.750% due 07/15/15	100	101
General Dynamics Corp. 4.250% due 05/15/13	60	59

Bond Market Fund

19

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
General Electric Capital Corp. Series MTNA 5.875% - 6.750% due 12/10/07 - 03/15/32	1,150	1,324
General Electric Co. 5.000% due 02/01/13	200	205
General Mills, Inc. 3.875% - 6.000% due 11/30/07 - 02/15/12	114	118
Gillette Co. (The) 2.875% due 03/15/08	50	48
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	85	84
Golden West Financial Corp. 4.750% due 10/01/12	40	40
Goldman Sachs Group, Inc. 4.500% - 6.125% due 06/15/10 - 02/15/33	1,150	1,162
GTE North, Inc. Series D 6.900% due 11/01/08	150	159
Harrah's Operating Co., Inc. 7.500% due 01/15/09	170	185
Hartford Financial Services Group, Inc. 4.700% due 09/01/07	50	50
Hartford Life, Inc. 7.375% due 03/01/31	30	38
Hershey Co. (The) 4.850% due 08/15/15	100	102
Hewlett - Packard Co. 3.625% due 03/15/08	100	98
HJ Heinz Finance Co. 6.750% due 03/15/32	110	131
Home Depot, Inc. 3.750% due 09/15/09	100	98
Honeywell International, Inc. 5.125% due 11/01/06	135	136
Hospitality Properties Trust 5.125% due 02/15/15	100	99
Household Finance Corp. 6.375% - 8.000% due 03/01/07 - 05/15/12	680	751
HSBC Finance Corp. 4.750% - 5.250% due 04/15/10 - 04/15/15	350	357
International Business Machines Corp. 4.875% - 5.875% due 10/01/06 - 11/29/32	375	398
International Lease Finance Corp. 4.350% - 5.750% due 10/15/06 - 09/15/08	565	566
International Paper Co. 4.250% due 01/15/09	150	149

	Principal Amount ($) or Shares	Market Value $
John Deere Capital Corp. 3.900% - 7.000% due 01/15/08 - 03/15/12	150	156
Series MTND 4.500% due 08/25/08	100	101
Johnson & Johnson 3.800% due 05/15/13	90	87
JP Morgan Chase Capital XV 5.875% due 03/15/35	250	254
JPMorgan Chase & Co. 5.250% - 7.875% due 05/30/07 - 06/15/10	400	433
Kellogg Co. 2.875% due 06/01/08	50	48
Series B 7.450% due 04/01/31	50	66
Key Bank National Association Series BKNT 7.000% due 02/01/11	125	139
KFW International Finance Series DTC 4.750% due 01/24/07	500	505
Kimberly-Clark Corp. 5.625% due 02/15/12	100	107
Kinder Morgan Energy Partners, LP 6.750% - 7.400% due 03/15/11 - 03/15/31	188	220
Kinder Morgan, Inc. 6.500% due 09/01/12	145	159
Knight Ridder, Inc. 5.750% due 09/01/17	50	51
Kraft Foods, Inc. 4.625% - 5.625% due 11/01/06 - 11/01/11	315	325
Kroger Co. (The) 6.800% due 04/01/11	150	164
Lehman Brothers Holdings, Inc. 4.500% due 07/26/10	200	200
Lennar Corp. 5.950% due 03/01/13	50	52
Lockheed Martin Corp. 8.500% due 12/01/29	110	158
Long Beach Mortgage Loan Trust (Ê) 4.010% due 09/25/35	2,500	2,500
Lowe's Cos., Inc. 8.250% due 06/01/10	85	99
Lubrizol Corp. 6.500% due 10/01/34	100	112
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	100	101
Mack-Cali Realty, LP 7.250% due 03/15/09	50	54

Bond Market Fund

20

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Marathon Oil Corp. 6.800% due 03/15/32	100	119
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	81
Masco Corp. 5.875% due 07/15/12	75	80
May Department Stores Co. (The) 4.800% due 07/15/09	100	101
MBNA America Bank NA 6.625% due 06/15/12	150	167
McDonald's Corp. Series MTNG 5.375% due 04/30/07	75	76
Mellon Funding Corp. 6.375% due 02/15/10	150	162
Merck & Co., Inc. 4.375% - 6.400% due 02/15/13 - 03/01/28	125	129
Merrill Lynch & Co., Inc. 6.000% - 6.875% due 02/17/09 - 11/15/18	200	223
Series MTNB 4.000% due 11/15/07	200	199
Metlife, Inc. 5.375% - 5.700% due 12/15/12 - 06/15/35	146	152
Monsanto Co. 4.000% due 05/15/08	45	45
Morgan Stanley 4.750% - 7.250% due 04/01/07 - 04/01/32	800	850
Motorola, Inc. 8.000% due 11/01/11	125	149
National City Bank of Indiana 4.250% due 07/01/18	100	94
National City Corp. 6.875% due 05/15/19	100	119
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	250	288
NB Capital Trust IV 8.250% due 04/15/27	65	71
New England Telephone & Telegraph 7.875% due 11/15/29	100	124
News America Holdings 9.250% due 02/01/13	50	63
News America, Inc. 6.625% due 01/09/08	100	105
Nisource Finance Corp. 6.150% due 03/01/13	100	108

	Principal Amount ($) or Shares	Market Value $
Norfolk Southern Corp. 7.250% - 7.800% due 05/15/27 - 02/15/31	137	177
Northrop Grumman Corp. 7.125% due 02/15/11	150	169
Occidental Petroleum Corp. 7.375% due 11/15/08	100	109
Oncor Electric Delivery Co. 6.375% - 7.000% due 05/01/12 - 05/01/32	200	229
Pacific Gas & Electric Co. 3.600% due 03/01/09	300	293
Pemex Project Funding Master Trust 7.375% - 8.625% due 02/01/09 - 02/01/22	330	376
Pepco Holdings, Inc. 6.450% due 08/15/12	100	109
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	69
Pfizer, Inc. 3.300% due 03/02/09	75	73
Pharmacia Corp. 6.600% due 12/01/28	100	122
Pioneer Natural Resources Co. 6.500% due 01/15/08	50	52
Pitney Bowes, Inc. 4.625% due 10/01/12	75	75
PNC Funding Corp. 7.500% due 11/01/09	100	111
Popular North America, Inc. 4.700% due 06/30/09	85	86
PPL Energy Supply LLC 5.400% due 08/15/14	100	103
Praxair, Inc. 6.375% due 04/01/12	70	77
Procter & Gamble - ESOP Series A 9.360% due 01/01/21	100	134
Procter & Gamble Co. 4.750% - 6.875% due 06/15/07 - 09/15/09	80	84
Progress Energy, Inc. 5.850% - 7.100% due 10/30/08 - 03/01/11	175	187
Prologis 5.500% due 03/01/13	40	42
Protective Life Secured Trust 4.850% due 08/16/10	50	51
Prudential Financial, Inc. Series MTNC 5.400% due 06/13/35	100	100

Bond Market Fund

21

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
PSI Energy, Inc. 5.000% - 7.850% due 10/15/07 - 09/15/13	140	145
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	106
Public Service Electric & Gas 5.000% due 08/15/14	300	307
Pulte Homes, Inc. 7.875% due 08/01/11	80	91
Radian Group, Inc. 5.625% due 02/15/13	50	52
Raytheon Co. 7.000% due 11/01/28	100	122
Regions Financial Corp. 4.500% due 08/08/08	50	50
Residential Capital Corp. (l) 6.375% due 06/30/10	100	102
Rohm & Haas Co. 7.850% due 07/15/29	50	69
Safeco Corp. 4.875% due 02/01/10	75	76
Sara Lee Corp. 6.250% due 09/15/11	50	54
SBC Communications, Inc. 4.125% due 09/15/09	200	198
Sempra Energy 7.950% due 03/01/10	80	90
Simon Property Group, LP 5.100% - 6.375% due 11/15/07 - 06/15/15	140	142
SLM Corp. 5.125% due 08/27/12	100	103
Series MTNA 4.500% - 5.625% due 04/10/07 - 10/01/13	240	244
Southern California Edison Co. 5.000% due 01/15/14	100	102
Southern Co. Capital Funding, Inc. Series A 5.300% due 02/01/07	140	142
Southern Peru Copper Corp. (l) 6.375% due 07/27/15	110	110
Sprint Capital Corp. 6.900% due 05/01/19	500	577
St. Paul Travelers Cos., Inc. (The) 5.750% due 03/15/07	110	112
Suntrust Bank Series BKNT 6.375% due 04/01/11	175	191
Supervalu, Inc. 7.500% due 05/15/12	35	40

	Principal Amount ($) or Shares	Market Value $
Swiss Bank Corp. New York 7.000% due 10/15/15	150	178
Tampa Electric Co. 6.375% due 08/15/12	85	93
Target Corp. 6.350% - 7.500% due 08/15/10 - 11/01/32	220	256
Temple-Inland, Inc. 7.875% due 05/01/12	35	40
Textron Financial Corp. 5.875% - 6.000% due 06/01/07 - 11/20/09	145	151
Thermo Electron Corp. (l) 5.000% due 06/01/15	150	150
Time Warner Entertainment Co., LP Series* 8.375% due 07/15/33	330	428
Time Warner, Inc. 6.875% due 05/01/12	220	245
Tosco Corp. 8.125% due 02/15/30	200	283
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	104
Tribune Co. 4.875% due 08/15/10	50	51
Tyson Foods, Inc. 8.250% due 10/01/11	75	88
UFJ Bank, Ltd. 7.400% due 06/15/11	150	169
Unilever Capital Corp. 7.125% due 11/01/10	175	197
Union Oil Co. of California 5.050% - 7.500% due 10/01/12 - 02/15/29	70	83
Union Pacific Corp. 6.125% due 01/15/12	200	216
Union Planters Bank NA 5.125% due 06/15/07	70	71
United Technologies Corp. 6.100% due 05/15/12	175	192
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	122
Univision Communications, Inc. 2.875% due 10/15/06	100	98
US Bancorp Series MTNN 5.100% due 07/15/07	100	102
Valero Energy Corp. 6.875% due 04/15/12	125	140
Verizon 6.500% due 09/15/11	100	109

Bond Market Fund

22

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Verizon Global Funding Corp. 4.375% - 6.875% due 06/15/12 - 06/01/13	490	502
Verizon Wireless Capital LLC 5.375% due 12/15/06	135	137
Virginia Electric and Power Co. Series A 5.375% due 02/01/07	165	167
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	200	230
Wachovia Corp. 4.950% - 5.500% due 11/01/06 - 08/01/35	300	304
Wal-Mart Stores, Inc. 4.750% - 7.250% due 08/10/09 - 06/01/13	575	631
Washington Mutual, Inc. 4.375% - 5.625% due 01/15/07 - 01/15/08	325	328
Waste Management, Inc. 7.375% due 08/01/10	125	140
WellPoint, Inc. 6.800% due 08/01/12	100	112
Wells Fargo & Co. 4.200% - 4.625% due 01/15/10 - 08/09/10	200	202
Wells Fargo Bank NA 6.450% due 02/01/11	300	330
Wells Fargo Capital I 7.960% due 12/15/26	200	215
Weyerhaeuser Co. 5.950% - 6.750% due 11/01/08 - 03/15/12	280	304
Wyeth 6.950% due 03/15/11	225	250
Zions BanCorp. 6.000% due 09/15/15	25	27
		46,609
International Debt - 7.9%
Abbey National PLC 7.950% due 10/26/29	80	109
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	51
Alcan, Inc. 4.500% due 05/15/13	100	99
America Movil SA de CV 4.125% due 03/01/09	200	196

	Principal Amount ($) or Shares	Market Value $
Anadarko Finance Co. Series B 6.750% due 05/01/11	100	110
Apache Finance Canada Corp. 7.750% due 12/15/29	45	62
ARMS II (Ê) Series 2004 - G3 Class A1A 3.760% due 01/10/35	4,192	4,202
Asian Development Bank 4.875% due 02/05/07	300	303
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	80	92
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	150	153
Burlington Resources Finance Co. 7.200% due 08/15/31	100	125
Canada Government International Bond 5.250% due 11/05/08	100	104
Canadian National Railway Co. 4.400% - 6.900% due 03/15/13 - 07/15/28	90	98
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	150	156
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	59
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	85	86
ChevronTexaco Capital Co. 3.375% - 3.500% due 09/17/07 - 02/15/08	165	162
Chile Government International Bond 5.500% - 6.875% due 04/28/09 - 01/15/13	165	177
Conoco Funding Co. 5.450% due 10/15/06	150	152
Deutsche Telekom International Finance BV (Ê) 8.750% due 06/15/30	400	541
Diageo Capital PLC 7.250% due 11/01/09	150	167
EnCana Corp. 6.300% due 11/01/11	100	109
European Investment Bank 3.000% - 4.625% due 03/01/07 - 05/15/14	725	733
Series GLOB 3.125% due 10/15/07	400	393
Falconbridge, Ltd. 7.350% due 06/05/12	25	28
France Telecom SA 7.750% due 03/01/11	350	403

Bond Market Fund

23

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Granite Mortgages PLC (Ê) Series 2003-3 Class 1A2 3.740% due 01/20/24	1,253	1,253
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	101
HSBC Holdings PLC 7.500% due 07/15/09	225	249
Hydro Quebec Series GH 8.250% due 04/15/26	150	217
Instituto de Credito Oficial 4.625% due 11/29/06	100	100
Inter-American Development Bank 4.375% - 7.000% due 09/20/12 - 06/15/25	475	558
International Bank for Reconstruction & Development 7.625% - 8.875% due 01/19/23 - 03/01/26	200	290
International Finance Corp. 3.750% due 06/30/09	130	129
Israel Government International Bond 4.625% due 06/15/13	60	59
Italy Government International Bond 4.500% - 6.875% due 06/15/12 - 09/27/23	1,155	1,310
Kowloon Canton Railway Corp. 8.000% due 03/15/10	100	114
Kreditanstalt fuer Wiederaufbau 3.250% - 4.375% due 03/30/09 - 07/21/15	400	396
Landwirtschaftliche Rentenbank 4.125% due 07/15/08	150	150
Series 3 4.875% due 03/12/07	100	101
Series 4 3.375% due 11/15/07	140	138
Malaysia Government International Bond 7.500% due 07/15/11	125	144
Mexico Government International Bond 5.875% - 9.875% due 02/01/10 - 03/03/15	1,150	1,314
MTR Corp. 7.500% due 02/04/09	80	88
Nordic Investment Bank 3.875% due 06/15/10	100	99
Norsk Hydro ASA 7.250% due 09/23/27	50	65
Oesterreichische Kontrollbank AG 2.375% due 06/16/08	200	192

	Principal Amount ($) or Shares	Market Value $
Permanent Financing PLC (Ê) Series 2002-1 Class 3A 3.504% due 12/10/07	2,000	1,998
Petro-Canada 4.000% - 5.350% due 07/15/13 - 07/15/33	150	144
Petrobras International Finance Co. 9.750% due 07/06/11	200	238
Poland Government International Bond 6.250% due 07/03/12	85	94
Potash Corp. of Saskatchewan 7.125% due 06/15/07	40	42
Province of British Columbia 4.625% due 10/03/06	50	50
Province of Manitoba Canada 4.250% due 11/20/06	100	100
Province of Ontario 5.125% - 5.500% due 10/01/08 - 07/17/12	350	368
Province of Quebec 5.750% due 02/15/09	250	262
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	35	33
Royal Bank of Scotland Group PLC 5.000% due 11/12/13 - 10/01/14	400	412
Royal KPN NV 8.000% due 10/01/10	150	173
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	100	114
Scottish Power PLC 5.810% due 03/15/25	100	103
SMBC International Finance NV 8.500% due 06/15/09	70	79
South Africa Government International Bond 7.375% due 04/25/12	150	171
Svensk Exportkredit AB Series MTNC 4.125% due 10/15/08	100	100
Telecom Italia Capital SA (l) 4.000% due 01/15/10	250	243
Telefonica Europe BV 7.750% due 09/15/10	125	143
Telefonos de Mexico SA de CV 4.750% due 01/27/10	100	100
Telus Corp. 7.500% due 06/01/07	100	105
Thomson Corp. (The) 6.200% due 01/05/12	100	109
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	96

Bond Market Fund

24

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Transocean, Inc. 7.500% due 04/15/31	100	131
Tyco International Group SA 6.875% due 01/15/29	150	179
		21,524
Mortgage-Backed Securities – 44.7%
Banc of America Commercial Mortgage, Inc. Series 2003 - 2 Class A4 5.061% due 03/11/41	250	257
Banc of America Large Loan (Ê)(l) Series 2003 - BBA Class A2 3.771% due 11/15/15	1,893	1,893
Bank of America Mortgage Securities (Ê) Series 2005 - B Class 2A1 4.412% due 03/25/35	473	470
Capco America Securitization Corp. Series 1998 - D7 Class A1A 5.860% due 10/15/30	607	614
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2005 - WF1 Class A1 3.761% due 02/25/35	1,462	1,462
Commercial Mortgage Acceptance Corp. Series 1998 - C2 Class A2 6.030% due 09/15/30	1,797	1,853
Series 1999 - C1 Class A2 7.030% due 06/15/31	3,000	3,246
DLJ Commercial Mortgage Corp. Series 1998 - CF2 Class A1A 5.880% due 11/12/31	445	450
Fannie Mae 30 Year TBA (Ï) 5.000% - 6.000%	8,000	8,134
4.000% - 9.000% due 2009 - 2035	34,229	34,558
Federal National Mortgage Association 30 Year TBA (Ï) 4.500%	1,000	970
Freddie Mac 5.000% - 9.000% due 2010 - 2034	24,691	25,019
Freddie Mac Gold 15 Year TBA (Ï) 4.500%	1,600	1,587
30 Year TBA (Ï) 5.000%	2,500	2,482
5.500% - 8.000% due 2009 - 2035	9,501	9,702

	Principal Amount ($) or Shares	Market Value $
Ginnie Mae I 30 Year TBA (Ï) 5.500%	2,000	2,034
5.000% - 10.000% due 2008 - 2035	5,243	5,409
GSAMP Trust (Ê) Series 2005-HE4 Class B2 4.941% due 07/25/45	1,000	1,000
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB Class A2 5.161% due 10/12/37	3,000	3,119
Series 2004-FL1 Class A1 (l) 3.743% due 04/16/19	3,728	3,730
Series 2004-CBX Class A3 4.184% due 01/12/37	2,000	1,978
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A2 7.950% due 05/15/25	2,960	3,346
Series 2005-C1 Class A2 4.310% due 02/15/30	4,000	3,973
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.236% due 11/12/35	750	780
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	200	203
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	385	406
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 4.748% due 02/15/41	1,500	1,507
Series 2004-C15 Class A2 4.039% due 10/15/41	2,000	1,970
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.558% due 03/25/35	462	460
		122,612
United States Government Agencies - 8.6%
Fannie Mae Zero coupon - 7.125% due 02/15/08 - 10/09/19	9,250	9,354
Federal Farm Credit Bank 4.125% - 4.250% due 10/10/08 - 07/17/09	1,500	1,502

Bond Market Fund

25

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Federal Home Loan Bank System 3.800% - 5.250% due 12/29/06 - 06/18/14	5,200	5,203
Federal National Mortgage Association 2.375% due 02/15/07	1,000	977
Freddie Mac 3.800% - 6.750% due 12/27/06 - 07/15/32	6,100	6,475
		23,511
United States Government Treasuries - 17.9%
United States Treasury Inflation Indexed Bonds 0.875% - 2.375% due 04/15/10 - 01/15/25	14,115	14,251
United States Treasury Notes 2.500% - 8.750% due 09/30/06 - 02/15/31	29,510	34,905
		49,156
Total Long-Term Investments (cost $304,258)		308,570
	Notional Amount $
Options Purchased - 0.0% (Number of Contracts)
United States Treasury Notes 10 Year Futures Nov 2005 107.00 Put (110)	11,770	7
Total Options Purchased (cost $24)		7
	Principal Amount ($) or Shares
Short-Term Investments - 8.5%
Fannie Mae 4.050% due 08/14/06	500	500
Federated Investors Prime Cash Obligations Fund	4,149,405	4,149
Gemini Securitization Corp. (ç)(ÿ) 3.560% due 09/27/05	7,000	6,982
GIRO Balanced Funding (ç)(ÿ) 3.550% due 09/13/05	3,000	2,996

	Principal Amount ($) or Shares	Market Value $
Park Avenue Receivables Corp. Years 1&2 (ç)(ÿ) 3.520% due 09/13/05	1,000	999
Sheffield Receivables Corp. (ç)(ÿ) 3.500% due 09/07/05	7,500	7,496
United States Treasury Bills (ç)(ÿ)(§) 3.042% due 09/08/05	300	300
Total Short-Term Investments (cost $23,422)		23,422
Total Investments - 121.1% (identified cost $327,704)		331,999
Other Assets and Liabilities, Net - (21.1%)		(57,854)
Net Assets - 100.0%		274,145

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund

26

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 12/05 (216) 51,797 31 expiration date 03/06 (54)	12,944	48
United States Treasury 2 Year Notes expiration date 12/05 (10)	2,071	7
Short Positions
Eurodollar Futures expiration date 06/06 (270)	64,706	(281)
United States Treasury 5 Year Notes expiration date 12/05 (67)	7,261	(69)
United States Treasury Bonds expiration date 12/05 (47)	5,547	(76)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(340)

Portfolio Summary (Unaudited)	% of Net Assets
Asset-Backed Securities	16.5
Corporate Bonds and Notes	17.0
International Debt	7.9
Mortgage-Backed Securities	44.7
United States Government Agencies	8.6
United States Government Treasuries	17.9
Options Purchased	-	*
Short-Term Investments	8.5
Total Investments	121.1
Other Assets and Liabilities	(21.1)
Net Assets	100.0
Futures Contracts	0.1

*Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund

27

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SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

Invests in:  Investment grade debt instruments including US Government Treasuries and agencies, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities.

Strategy:  Fund Managers seek to match or exceed the return of the Lehman Brothers Intermediate Government/Credit Index. The Fund seeks to match the Index's duration at all times while adding value through issue and sector selection.

Intermediate Fund
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,195	1.95%
5 Years	$13,327	5.91	%+
10 Years	$17,513	5.76	%+
Lehman Brothers Intermediate
Government/Credit Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,255	2.55%
5 Years	$13,719	6.53	%+
10 Years	$18,391	6.28	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Intermediate Fund

29

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks a high level of current income, while preserving principal, by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA Intermediate Fund returned 1.95% versus the Lehman Brothers® Intermediate Government/Credit Bond Index return of 2.55%. The Fund's performance includes operating expenses, whereas the Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fund's underperformance can be primarily attributed to periods of higher volatility in the bond market, spread widening within the credit sector, and lower long rates as experienced in the treasury yield curve during the second half of the year. Spread widening likely resulted from spreads being too tight at the beginning of this year, setting the stage for a technical retracement. More importantly, the threat that rating agencies were poised to downgrade prominent members of the auto sector to below-investment grade status in March and April (this became a reality on May 5, 2005 as GM and Ford were relegated to high yield) may have contributed to the underperformance of the entire credit sector. The market technicals, or short-term trends overwhelmed the economic fundamentals for the period. During this period the Fund was positioned to take advantage of a rise in long-term interest rates with an underweight to longer dated Treasuries and an overweight in shorter issues. Ultimately, the market technicals dominated with longer dated issues trading lower in yield causing security prices to appreciate.

How is the Fund currently positioned to meet its long-term objective?

The Fund is positioned toward a lower risk profile with overweights held in structured products. Looking at the third quarter and beyond, active exposure themes include holding an overweight position to securitized products (e.g., asset-backed and CMBS) versus an underweight to the credit sector. It is anticipated that at current tight spread levels in credit, there is risk of widening in the credit sector from their current tight levels.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1995.

  #  The Lehman Brothers Intermediate Government/Credit Index is comprised of all bonds covered by the Lehman Brothers Government/Credit Index with maturities between one and 9.99 years.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Intermediate Fund

30

SSgA

Intermediate Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,017.10	$1,022.18
Expenses Paid During Period *	$3.05	$3.06

* Expenses are equal to the Fund's expense ratio of .60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Intermediate Fund

31

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SSgA
Intermediate Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 110.6%
Asset-Backed Securities - 18.1%
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2 Class A3 3.841% due 04/25/34	692	692
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class A2 3.951% due 04/15/33	253	253
Series 2005-HE3 Class M2 4.081% due 04/25/35	1,500	1,499
Bank One Issuance Trust (Ê) Series 2004-A2 Class A2 3.601% due 10/15/09	1,000	1,000
Centex Home Equity (Ê) Series 2004-B Class AV1 3.841% due 03/25/34	369	369
Series 2004-D Class AV2 3.981% due 09/25/34	1,893	1,899
Countrywide Asset-Backed Certificates (Ê) Series 2004-BC1 Class A1 3.871% due 04/25/34	1,033	1,033
Series 2003-BC3 Class A2 3.951% due 09/25/33	1,092	1,093
Series 2002-BC2 Class A 3.911% due 04/25/32	960	961
Credit-Based Asset Servicing and Securitization (Ê) Series 2004-CB2 Class AV1 3.891% due 09/25/33	330	330
Series 2004-CB2 Class AV3 3.951% due 09/25/33	1,434	1,434
Daimler Chrysler Auto Trust Series 2002-A Class A4 4.490% due 10/06/08	258	258
Discover Card Master Trust I Series 2001-6 Class A 5.750% due 12/15/08	250	253
Ford Credit Auto Owner Trust Series 2002-C Class A4 3.790% due 09/15/06	161	161
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 3.621% due 06/15/10	500	500
GSAMP Trust (Ê) Series 2004-NC1 Class M1 4.191% due 03/25/34	788	788
Ikon Receivables LLC Series 2002-1 Class A4 4.680% due 11/15/09	166	167

	Principal Amount ($) or Shares	Market Value $
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 4.111% due 06/25/33	516	518
Series 2003-4 Class A2 3.961% due 07/25/33	814	815
Residential Asset Securities Corp. (Ê) Series 2004-KS3 Class A2B2 3.851% due 04/25/34	652	655
Saxon Asset Securities Trust (Ê) Series 2003-1 Class AV1 3.951% due 06/25/33	233	233
Series 2004-1 Class A 3.911% due 03/25/35	1,226	1,228
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 3.891% due 02/25/34	249	249
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 4.181% due 04/25/35	1,500	1,494
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 5.091% due 04/25/34	65	65
Series 2004-8 Class A12 3.791% due 09/25/34	280	280
Series 2004-9 Class A6 3.881% due 10/25/34	1,297	1,299
Series 2005-5 Class A2 3.731% due 06/25/35	1,325	1,324
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	660	654
Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	179
Series 2005-WF2 Class A1 3.721% due 05/25/35	1,287	1,286
Toyota Motor Credit Corp. 4.400% due 10/01/08	50	50
		23,019
Corporate Bonds and Notes - 27.7%
Affiliated Computer Services, Inc. 5.200% due 06/01/15	100	99
Aflac, Inc. 6.500% due 04/15/09	17	18
Albemarle Corp. 5.100% due 02/01/15	115	116
Alcoa, Inc. 7.375% due 08/01/10	130	147
Alliant Energy Resources, Inc. 7.000% due 12/01/11	50	56

Intermediate Fund

33

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Allstate Corp. (The) 6.125% - 7.200% due 12/01/09 - 02/15/12	162	178
Amerada Hess Corp. 7.375% due 10/01/09	100	110
American Express Co. 3.750% - 5.500% due 09/12/06 - 07/15/13	160	162
American General Finance Corp. Series MTNH 3.875% due 10/01/09	120	117
5.375% due 10/01/12	190	198
AmerUs Group Co. 5.950% due 08/15/15	40	41
Amgen, Inc. 4.000% due 11/18/09	80	79
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	103
Apache Corp. 6.250% due 04/15/12	20	22
Aramark Services, Inc. 5.000% due 06/01/12	100	100
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	58
Archstone-Smith Operating Trust 3.000% - 5.000% due 08/15/07 - 06/15/08	35	34
Arizona Public Service Co. 6.375% due 10/15/11	50	55
Atlantic Richfield Co. 5.900% due 04/15/09	100	106
AvalonBay Communities, Inc. 6.125% due 11/01/12	85	91
Bank of America Corp. 4.750% - 7.400% due 09/15/06 - 08/01/15	871	926
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	30	33
Series MTNE 3.900% due 09/01/07	25	25
Bank One Corp. 4.125% - 5.900% due 09/01/07 - 11/15/11	385	391
BB&T Corp. 4.750% - 6.500% due 08/01/11 - 10/01/12	75	77
Bear Stearns Cos., Inc. (The) 4.000% - 7.000% due 03/01/07 - 01/31/08	125	125
BellSouth Corp. 5.000% due 10/15/06	175	177

	Principal Amount ($) or Shares	Market Value $
Belo Corp. 7.125% due 06/01/07	30	31
Berkshire Hathaway Finance Corp. 4.200% - 4.850% due 12/15/10 - 01/15/15	300	300
Black & Decker Corp. 7.125% due 06/01/11	30	34
Boeing Capital Corp. 6.500% due 02/15/12	250	278
Boston Properties, LP 6.250% due 01/15/13	30	32
Bristol-Myers Squibb Co. 5.750% due 10/01/11	120	128
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	150	149
Campbell Soup Co. 5.875% - 6.750% due 10/01/08 - 02/15/11	85	93
Capital One Bank Series BKNT 4.875% due 05/15/08	50	51
Cardinal Health, Inc. 6.750% due 02/15/11	40	44
Caterpillar Financial Services Corp. 4.625% due 06/01/15	200	199
Cendant Corp. 6.250% - 7.375% due 03/15/10 - 01/15/13	120	129
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	150	178
7.750% due 02/15/11	100	115
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	29
Charter One Bank FSB 6.375% due 05/15/12	25	28
Cigna Corp. 7.400% due 05/15/07	33	35
Cincinnati Gas & Electric 5.700% due 09/15/12	20	21
Cingular Wireless LLC 5.625% due 12/15/06	25	25
CIT Group, Inc. 4.250% - 7.750% due 04/02/07 - 04/02/12	350	374
Citigroup, Inc. 4.125% - 5.625% due 02/22/10 - 05/29/15	1,050	1,064
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	105
Coca-Cola Co. (The) 5.750% due 03/15/11	35	37

Intermediate Fund

34

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Coca-Cola Enterprises, Inc. 4.375% - 8.500% due 05/15/07 - 02/01/12	151	161
Comcast Cable Communications 6.200% - 6.750% due 11/15/08 - 01/30/11	134	142
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	250	302
Comcast Corp. 6.500% due 01/15/15	50	55
ConAgra Foods, Inc. 6.750% due 09/15/11	100	109
Consolidated Edison Co. of New York Series 97-B 6.450% due 12/01/07	75	78
4.875% due 02/01/13	75	77
Consolidated Natural Gas Co. Series C 6.250% due 11/01/11	125	136
Constellation Energy Group, Inc. 6.125% - 6.350% due 04/01/07 - 09/01/09	94	99
Consumers Energy Co. 5.150% due 02/15/17	100	101
Cooper Industries, Inc. 5.500% due 11/01/09	20	21
Coors Brewing Co. 6.375% due 05/15/12	35	38
Countrywide Home Loans, Inc. Series MTNK 5.500% - 5.625% due 02/01/07 - 05/15/07	205	209
COX Communications, Inc. 7.125% - 7.750% due 11/01/10 - 10/01/12	150	168
Credit Suisse First Boston USA, Inc. 4.625% - 6.125% due 01/15/08 - 01/15/15	650	668
CSX Corp. 6.750% due 03/15/11	100	110
DaimlerChrysler NA Holding Corp. 4.875% - 7.750% due 06/15/10 - 01/18/11	214	214
Series MTNA 7.375% due 09/15/06	84	86
Deluxe Corp. 5.000% due 12/15/12	25	24
Dominion Resources, Inc. Series A 8.125% due 06/15/10	27	31
Series B 6.250% due 06/30/12	70	76

	Principal Amount ($) or Shares	Market Value $
Dow Chemical Co. (The) 5.750% due 12/15/08	100	104
DTE Energy Co. Series A 6.650% due 04/15/09	35	37
Duke Energy Corp. 6.250% due 01/15/12	75	81
Duke Energy Field Services LLC 5.750% - 6.875% due 11/15/06 - 02/01/11	165	171
EI Du Pont de Nemours & Co. 3.375% - 6.875% due 11/15/07 - 10/15/09	155	166
Electronic Data Systems Corp. 7.125% due 10/15/09	60	65
Eli Lilly & Co. 6.000% due 03/15/12	100	109
Energy East Corp. 6.750% due 06/15/12	55	61
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	100	103
EOP Operating, LP 7.750% due 11/15/07	150	160
ERP Operating, LP 6.625% due 03/15/12	40	44
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	11
Exelon Corp. 6.750% due 05/01/11	50	55
Exelon Generation Co. LLC 6.950% due 06/15/11	95	106
Fifth Third Bank Series BKNT 4.750% due 02/01/15	70	70
First Data Corp. 4.700% - 5.625% due 11/01/06 - 11/01/11	135	138
Firstar Bank NA 7.125% due 12/01/09	200	222
Fleet National Bank Series BKNT 5.750% due 01/15/09	225	235
FleetBoston Financial Corp. 4.875% due 12/01/06	15	15
Ford Motor Credit Co. 5.700% - 7.000% due 06/16/08 - 10/01/13	1,140	1,095
FPL Group Capital, Inc. 6.125% - 7.625% due 09/15/06 - 05/15/07	71	73
Franklin Resources, Inc. 3.700% due 04/15/08	10	10

Intermediate Fund

35

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Gannett Co., Inc. 4.125% - 6.375% due 06/15/08 - 04/01/12	145	150
Genentech, Inc. (l) 4.750% due 07/15/15	100	101
General Dynamics Corp. 4.250% due 05/15/13	40	40
General Electric Capital Corp. Series MTNA 4.625% - 6.500% due 12/10/07 - 06/15/12	1,525	1,627
General Mills, Inc. 6.000% due 02/15/12	96	104
Gillette Co. (The) 2.875% due 03/15/08	50	48
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	64
Golden West Financial Corp. 4.750% due 10/01/12	40	40
Goldman Sachs Group LP 5.000% due 10/01/14	800	805
Goldman Sachs Group, Inc. 5.250% - 6.650% due 05/15/09 - 04/01/13	150	157
Goodrich Corp. 7.625% due 12/15/12	30	35
Harrah's Operating Co., Inc. 7.125% - 7.500% due 06/01/07 - 01/15/09	155	168
Hartford Financial Services Group, Inc. 4.700% due 09/01/07	35	35
Hershey Co. (The) 4.850% due 08/15/15	100	102
Hewlett-Packard Co. 3.625% due 03/15/08	100	98
HJ Heinz Finance Co. 6.625% due 07/15/11	70	78
Home Depot, Inc. 3.750% due 09/15/09	50	49
Honeywell Inc. 7.000% due 03/15/07	21	22
Honeywell International, Inc. 5.125% due 11/01/06	55	56
Hospitality Properties Trust 5.125% due 02/15/15	100	99
Household Finance Corp. 5.750% - 8.000% due 01/30/07 - 08/01/10	560	603
HSBC Bank USA NA Series BKNT 3.875% due 09/15/09	350	344

	Principal Amount ($) or Shares	Market Value $
HSBC Finance Corp. 4.750% due 04/15/10	100	101
Indiana Michigan Power Co. Series C 6.125% due 12/15/06	40	41
International Business Machines Corp. 4.875% due 10/01/06	200	201
International Lease Finance Corp. 4.350% - 6.375% due 10/15/06 - 03/15/09	250	255
International Paper Co. 6.750% due 09/01/11	130	143
John Deere Capital Corp. 3.900% - 7.000% due 01/15/08 - 01/15/13	215	227
Johnson & Johnson 3.800% due 05/15/13	30	29
JP Morgan & Co., Inc. 6.700% due 11/01/07	75	78
JPMorgan Chase & Co. 5.250% - 7.875% due 05/30/07 - 02/01/11	375	416
Kellogg Co. 2.875% due 06/01/08	100	96
Key Bank National Association Series BKNT 7.000% due 02/01/11	100	112
KFW International Finance Series DTC 4.750% due 01/24/07	650	656
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	100	112
Kinder Morgan, Inc. 6.500% due 09/01/12	80	88
Kohl's Corp. 6.300% due 03/01/11	10	11
Kraft Foods, Inc. 4.625% - 5.625% due 11/01/06 - 11/01/11	270	276
Kroger Co. (The) 6.800% due 04/01/11	100	109
Lehman Brothers Holdings, Inc. 4.000% - 4.500% due 01/22/08 - 07/26/10	200	199
Lennar Corp. 7.625% due 03/01/09	55	60
Lincoln National Corp. 5.250% due 06/15/07	35	36

Intermediate Fund

36

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Lowe's Cos., Inc. 8.250% due 06/01/10	30	35
Lubrizol Corp. 5.875% due 12/01/08	100	104
M&I Marshall & Ilsley Bank 4.500% - 5.250% due 08/25/08 - 09/04/12	95	97
Mack-Cali Realty, LP 7.250% due 03/15/09	50	54
Marathon Oil Corp. 5.375% due 06/01/07	75	76
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	81
Masco Corp. 5.875% due 07/15/12	95	102
May Department Stores Co. (The) 4.800% due 07/15/09	50	51
MBNA America Bank NA 7.125% due 11/15/12	40	46
MBNA Corp. 6.250% due 01/17/07	150	154
McDonald's Corp. Series MTNG 5.375% due 04/30/07	100	102
Mellon Funding Corp. 6.375% due 02/15/10	100	108
Merck & Co., Inc. 4.375% due 02/15/13	75	73
Merrill Lynch & Co., Inc. Series MTNB 4.000% due 11/15/07	400	398
Metlife, Inc. 5.375% due 12/15/12	75	78
Monsanto Co. 4.000% - 7.375% due 05/15/08 - 08/15/12	40	42
Morgan Stanley 4.000% - 5.800% due 04/01/07 - 03/01/13	850	863
Motorola, Inc. 8.000% due 11/01/11	100	119
National City Bank 4.625% due 05/01/13	135	135
National Fuel Gas Co. 5.250% due 03/01/13	20	20
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	200	210
Nationwide Financial Services 5.900% due 07/01/12	41	44
News America Holdings 9.250% due 02/01/13	10	13

	Principal Amount ($) or Shares	Market Value $
News America, Inc. 6.625% due 01/09/08	50	52
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	75	82
Nisource Finance Corp. 7.875% due 11/15/10	36	41
Occidental Petroleum Corp. 7.375% due 11/15/08	50	55
Ocean Energy, Inc. 4.375% due 10/01/07	15	15
Ohio Power Co. Series F 5.500% due 02/15/13	100	105
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	27
Pacific Gas & Electric Co. 3.600% due 03/01/09	200	195
Pacificorp 6.900% due 11/15/11	40	45
Pemex Project Funding Master Trust 7.875% - 8.000% due 02/01/09 - 11/15/11	320	360
Pepco Holdings, Inc. 6.450% due 08/15/12	25	27
Pfizer, Inc. 3.300% due 03/02/09	75	73
PHH Corp. 7.125% due 03/01/13	50	55
Pioneer Natural Resources Co. 5.875% due 07/15/16	150	153
Pitney Bowes, Inc. 4.625% due 10/01/12	45	45
Plan Excel Realty Trust 5.875% due 06/15/07	15	15
PNC Funding Corp. 7.500% due 11/01/09	50	56
Popular North America, Inc. 4.700% due 06/30/09	75	75
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	32
PPL Energy Supply LLC 5.400% due 08/15/14	50	52
Praxair, Inc. 6.375% due 04/01/12	50	55
Procter & Gamble Co. 4.750% due 06/15/07	150	152
Progress Energy, Inc. 5.850% due 10/30/08	100	104
Prologis 5.500% due 03/01/13	50	52

Intermediate Fund

37

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Protective Life Secured Trust 4.850% due 08/16/10	50	51
Prudential Financial, Inc. Series MTNB 5.100% due 09/20/14	100	102
PSEG Power LLC 5.500% due 12/01/15	100	104
PSI Energy, Inc. 7.850% due 10/15/07	60	64
Public Service Co. of Colorado 7.875% due 10/01/12	90	108
Public Service Electric & Gas 5.000% due 08/15/14	100	102
Pulte Homes, Inc. 7.875% due 08/01/11	40	45
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	66
Regions Financial Corp. 4.500% due 08/08/08	50	50
Residential Capital Corp. (l) 6.375% due 06/30/10	65	66
Sara Lee Corp. 6.250% due 09/15/11	60	64
SBC Communications, Inc. 4.125% due 09/15/09	100	99
Sempra Energy 7.950% due 03/01/10	80	90
Simon Property Group, LP 6.375% - 7.125% due 11/15/07 - 02/09/09	140	147
SLM Corp. 5.125% due 08/27/12	50	52
Series MTNA 4.500% - 5.625% due 04/10/07 - 10/01/13	255	258
Southern California Edison Co. 5.000% due 01/15/14	30	31
Southern Co. Capital Funding, Inc. Series A 5.300% due 02/01/07	100	101
Southern Peru Copper Corp. (l) 6.375% due 07/27/15	100	100
Sprint Capital Corp. 6.375% - 8.375% due 05/01/09 - 03/15/12	399	462
St. Paul Travelers Cos., Inc. (The) 5.750% due 03/15/07	50	51
Suntrust Bank Series BKNT 6.375% due 04/01/11	100	109
Swiss Bank Corp. New York 7.000% due 10/15/15	100	119
Tampa Electric Co. 6.375% due 08/15/12	90	99

	Principal Amount ($) or Shares	Market Value $
Target Corp. 5.875% - 7.500% due 08/15/10 - 03/01/12	250	279
Textron Financial Corp. 5.875% - 6.000% due 06/01/07 - 11/20/09	90	94
Thermo Electron Corp. (l) 5.000% due 06/01/15	100	100
Time Warner, Inc. 6.875% due 05/01/12	200	222
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	104
TRAINS (l) 7.651% due 06/15/15	1,000	1,040
Travelers Property Casualty Corp. 3.750% due 03/15/08	50	49
Tribune Co. 4.875% due 08/15/10	50	51
Tyson Foods, Inc. 8.250% due 10/01/11	75	88
UFJ Bank, Ltd. 7.400% due 06/15/11	120	135
Unilever Capital Corp. 7.125% due 11/01/10	75	84
Union Oil Co. of California 5.050% due 10/01/12	50	52
Union Pacific Corp. 5.750% due 10/15/07	200	205
Union Planters Bank NA 5.125% due 06/15/07	50	51
United Technologies Corp. 6.100% due 05/15/12	90	99
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	122
US Bancorp Series MTNN 5.100% due 07/15/07	20	20
Series MTNP 4.500% due 07/29/10	200	201
UST, Inc. 6.625% due 07/15/12	50	55
USX Corp. 6.850% due 03/01/08	20	21
Valero Energy Corp. 6.875% due 04/15/12	100	112
Verizon 6.500% due 09/15/11	50	54
Verizon Global Funding Corp. 4.375% - 7.375% due 06/15/12 - 06/01/13	415	426
Series* 6.125% due 06/15/07	100	103
Verizon Wireless Capital LLC 5.375% due 12/15/06	100	101

Intermediate Fund

38

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	50
Vornado Realty, LP 5.625% due 06/15/07	20	20
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	175	202
Wachovia Corp. 4.950% - 6.400% due 11/01/06 - 12/15/08	255	258
Wal-Mart Stores, Inc. 4.750% - 6.875% due 08/10/09 - 08/15/10	435	464
Washington Mutual Bank FA 5.125% due 01/15/15	100	101
Washington Mutual, Inc. 5.625% - 8.250% due 01/15/07 - 04/01/10	180	186
Waste Management, Inc. 7.375% due 08/01/10	125	140
WellPoint Health Networks 6.375% due 01/15/12	30	33
WellPoint, Inc. 6.800% due 08/01/12	50	56
Wells Fargo Bank NA 6.450% due 02/01/11	635	698
Weyerhaeuser Co. 6.125% - 6.750% due 03/15/07 - 03/15/12	149	156
Wisconsin Energy Corp. 6.500% due 04/01/11	59	65
Wyeth 6.950% due 03/15/11	150	167
		35,167
International Debt - 10.6%
ACE, Ltd. 6.000% due 04/01/07	100	102
Alcan, Inc. 4.500% - 4.875% due 09/15/12 - 05/15/13	60	59
America Movil SA de CV 4.125% due 03/01/09	150	147
Amvescap PLC 5.900% due 01/15/07	42	43
Anadarko Finance Co. Series B 6.750% due 05/01/11	50	55
ARMS II (Ê) Series 2004-G3 Class A1A 3.760% due 01/10/35	1,677	1,681

	Principal Amount ($) or Shares	Market Value $
Asian Development Bank 4.875% due 02/05/07	250	253
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	90	104
BHP Finance USA, Ltd. 8.500% due 12/01/12	26	32
Burlington Resources Finance Co. 5.600% due 12/01/06	75	76
Canada Government International Bond 5.250% due 11/05/08	75	78
Canadian National Railway Co. 4.400% due 03/15/13	50	49
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	57
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	75	75
ChevronTexaco Capital Co. 3.500% due 09/17/07	100	99
Chile Government International Bond 5.625% - 6.875% due 07/23/07 - 04/28/09	150	159
Conoco Funding Co. 5.450% due 10/15/06	190	193
Deutsche Telekom International Finance BV 8.500% due 06/15/10 (Ê)	10	11
3.875% - 5.250% due 07/22/08 - 07/22/13	325	332
Diageo Capital PLC 3.375% - 7.250% due 11/19/07 - 11/01/09	145	155
EnCana Corp. 6.300% due 11/01/11	50	54
European Investment Bank 3.000% - 4.625% due 03/01/07 - 06/16/08	850	852
Series GLOB 3.125% due 10/15/07	250	246
Falconbridge, Ltd. 7.350% due 06/05/12	16	18
Finland Government International Bond 4.750% due 03/06/07	115	116
France Telecom SA 7.750% due 03/01/11	300	346
Granite Mortgages PLC (Ê) Series 2003-3 Class 1A2 3.740% due 01/20/24	752	752

Intermediate Fund

39

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	101
Hellenic Republic Government International Bond 6.950% due 03/04/08	20	21
HSBC Holdings PLC 7.500% due 07/15/09	150	166
Hydro Quebec Series IF 8.000% due 02/01/13	85	104
Instituto de Credito Oficial 4.625% due 11/29/06	95	95
Inter-American Development Bank 4.375% - 6.625% due 03/07/07 - 09/20/12	445	454
International Bank for Reconstruction & Development 4.375% due 09/28/06	250	251
International Finance Corp. 3.750% - 4.750% due 04/30/07 - 06/30/09	120	121
Israel Government International Bond 4.625% due 06/15/13	100	99
Italy Government International Bond 4.375% - 5.625% due 10/25/06 - 01/21/15	1,025	1,069
Korea Development Bank 4.250% due 11/13/07	15	15
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	103
Kreditanstalt fuer Wiederaufbau 4.375% due 07/21/15	200	201
Landwirtschaftliche Rentenbank Series 4 3.375% due 11/15/07	150	147
Series 3 4.875% due 03/12/07	100	101
4.125% due 07/15/08	125	125
Malaysia Government International Bond 7.500% due 07/15/11	110	127
Mexico Government International Bond 4.625% - 9.875% due 10/08/08 - 01/15/14	595	680
MTR Corp. 7.500% due 02/04/09	60	66
National Australia Bank, Ltd. 6.600% due 12/10/07	36	38
National Westminster Bank PLC 7.375% due 10/01/09	80	89

	Principal Amount ($) or Shares	Market Value $
Nordic Investment Bank 3.875% due 06/15/10	100	99
Oesterreichische Kontrollbank AG 2.375% - 5.125% due 03/20/07 - 06/16/08	175	175
Ontario Electricity Financial Corp. 6.100% due 01/30/08	70	73
Petrobras International Finance Co. 9.750% due 07/06/11	100	119
Poland Government International Bond 6.250% due 07/03/12	50	55
Potash Corp. of Saskatchewan 7.125% due 06/15/07	5	5
Province of British Columbia 4.625% due 10/03/06	60	60
Province of Manitoba Canada 4.250% due 11/20/06	65	65
Province of New Brunswick 3.500% due 10/23/07	50	49
Province of Ontario 3.625% - 5.125% due 10/21/09 - 07/17/12	350	347
Province of Quebec 5.750% - 7.000% due 01/30/07 - 02/15/09	200	209
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	30	29
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	200	206
Royal KPN NV 8.000% due 10/01/10	100	116
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	110	126
SMBC International Finance NV 8.500% due 06/15/09	60	68
South Africa Government International Bond 7.375% due 04/25/12	115	131
Stora Enso OYJ 7.375% due 05/15/11	5	6
Svensk Exportkredit AB Series MTNC 4.125% due 10/15/08	100	100
Telecom Italia Capital SA (l) 4.000% - 4.950% due 01/15/10 - 09/30/14	300	296
Telefonica Europe BV 7.750% due 09/15/10	150	172
Telefonos de Mexico SA de CV 4.750% due 01/27/10	100	100

Intermediate Fund

40

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telus Corp. 7.500% due 06/01/07	100	105
Thomson Corp. (The) 6.200% due 01/05/12	100	109
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	48
Tyco International Group SA 6.000% due 11/15/13	250	270
XL Capital Europe PLC 6.500% due 01/15/12	26	28
		13,483
Mortgage-Backed Securities - 11.4%
Banc of America Large Loan (l)(Ê) Series 2003-BBA Class A2 3.771% due 11/15/15	473	473
Bank of America Mortgage Securities (Ê) Series 2005-B Class 2A1 4.412% due 03/25/35	473	470
Bear Stearns Commercial Mortgage Securities Series 2004-T14 Class A4 5.200% due 01/12/41	750	778
Series 2001-TOP Class A2 6.480% due 02/15/35	330	360
Series 2002-TOP Class A2 6.460% due 10/15/36	315	348
Series 2002-TOP Class X2 (l) Interest Only STRIP 0.775% due 10/15/36	4,045	86
Series 2004-PWR Class A5 4.978% due 07/11/42	500	512
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2005-WF1 Class A1 3.761% due 02/25/35	731	731
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	712	770
Commercial Mortgage Pass Through Certificates Series 1999-1 Class A1 6.145% due 05/15/32	97	97
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3 6.380% due 12/16/35	500	540

	Principal Amount ($) or Shares	Market Value $
First Union National Bank Commercial Mortgage Series 2001-C4 Class A2 6.223% due 12/12/33	315	342
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	1,000	1,054
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class A2 6.465% due 04/15/34	500	546
GSAMP Trust (Ê) Series 2005-HE4 Class B2 4.941% due 07/25/45	500	500
Heller Financial Commercial Mortgage Asset Series 1999-PH1 Class A1 6.500% due 05/15/31	240	244
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8 Class A4 4.404% due 01/12/39	750	737
Series 2001-CIB Class A3 6.260% due 03/15/33	300	324
Series 2004-C1 Class A2 4.302% due 01/15/38	500	493
Series 2004-FL1 Class A1 (l) 3.743% due 04/16/19	1,864	1,865
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2 3.246% due 03/15/29	750	723
Morgan Stanley Dean Witter Capital I Series 2001-TOP Class A2 5.900% due 10/15/35	1,000	1,029
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	20	21
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 4.748% due 02/15/41	500	502
Series 2004-C11 Class A2 4.260% due 01/15/41	400	397
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.558% due 03/25/35	462	460
		14,402

Intermediate Fund

41

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States Government Agencies - 18.0%
Fannie Mae 2.500% - 6.000% due 07/15/07 - 03/15/13	7,740	7,809
Federal Home Loan Bank System 3.500% - 5.250% due 12/29/06 - 06/18/14	6,800	6,832
Federal National Mortgage Association 2.375% due 02/15/07	1,000	977
Freddie Mac 2.750% - 5.875% due 12/27/06 - 07/15/14	7,200	7,191
		22,809
United States Government Treasuries - 24.8%
United States Treasury Inflation Indexed Bonds 0.875% - 2.375% due 04/15/10 - 01/15/25	6,606	6,673
United States Treasury Notes 2.500% - 10.625% due 09/30/06 - 08/15/15	24,034	24,782
		31,455
Total Long-Term Investments (cost $139,665)		140,335
	Notional Amount $
Options Purchased - 0.0%
(Number of Contracts)
United States Treasury Notes 10 Year Futures Nov 2005 107.00 Put (50)	5,350	3
Total Options Purchased (cost $11)		3

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 8.4%
Barton Capital Corp. (ç)(ÿ) 3.570% due 09/01/05	750	750
Fannie Mae 4.050% due 08/14/06	500	500
Fannie Mae (Ê) 2.900% due 02/24/06	1,500	1,493
Federated Investors Prime Cash Obligations Fund (ÿ)	2,669,023	2,669
GIRO Balanced Funding (ç)(ÿ) 3.550% due 09/13/05	4,000	3,995
Nieuw Amsterdam Receivables (ç)(ÿ) 3.540% due 09/06/05	1,000	1,000
United States Treasury Bills (ç)(ÿ)(§) 3.042% due 09/08/05	250	250
Total Short-Term Investments (cost $10,164)		10,657
Total Investments - 119.0% (identified cost $149,840)		150,995
Other Assets and Liabilities, Net - (19.0%)		(24,146)
Net Assets - 100.0%		126,849

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund

42

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 12/05 (96)	23,021	14
expiration date 03/06 (24)	5,753	21
United States Treasury 2 Year Notes expiration date 12/05 (39)	8,077	28
Short Positions
Eurodollar Futures expiration date 06/06 (120)	28,758	(125)
United States Treasury 5 Year Notes expiration date 12/05 (21)	2,276	(22)
United States Treasury Bonds expiration date 12/05 (22)	2,597	(35)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(119)

Portfolio Summary (Unaudited)	% of Net Assets
Asset-Backed Securities	18.1
Corporate Bonds and Notes	27.7
International Debt	10.6
Mortgage-Backed Securities	11.4
United States Government Agencies	18.0
United States Government Treasuries	24.8
Options Purchased	-	*
Short-Term Investments	8.4
Total Investments	119.0
Other Assets and Liabilities, Net	(19.0)
Net Assets	100.0
Futures Contracts	0.1

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund

43

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SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks to maximize total return by investing primarily in fixed-income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

Invests in:  Primarily domestic, non-investment grade debt securities.

Strategy:  Fund Managers make investment decisions that enable the Fund's performance to seek excess returns over Lehman Brothers High Yield Bond Index while taking moderate active risk.

High Yield Bond Fund
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,753	7.53%
5 Years	$12,969	5.34	%+
Inception	$15,438	6.11	%+
Lehman Brothers High Yield Bond Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,935	9.35%
5 Years	$14,403	7.57	%+
Inception	$14,510	5.20	%+
Lehman Brothers High Yield Ba/B
3% Issuer Capped Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,820	8.20%
5 Years	$14,225	7.30	%+
Inception	$14,604	5.30	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

High Yield Bond Fund

45

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks to maximize total return by investing primarily in fixed-income securities, including, but not limited to, those represented by the Lehman Brothers High Yield (LBHYB) Index.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA High Yield Bond Fund returned 7.53% versus the Lehman Brothers High Yield Ba/B 3% Capped Index return of 8.20%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

There were a number of reasons for the Fund's underperformance relative to the benchmark. The Fund was positioned in the intermediate (5-10 yr) portion of the yield curve during a time period when longer dated securities rallied compared to short-dated bonds. Additionally, the Fund's holdings within its ratings categories tended to be of slightly higher quality than the benchmark, resulting in underperformance during a year when lower quality credit generally outperformed.

The Fund benefited from a number of positive credit selection decisions. These included the Fund's purchase of GM bonds shortly after the company's downgrade to the high yield sector status. GM bonds rallied as they were smoothly assimilated into the high yield market. Several of the Fund's holdings benefited when issuers were acquired by companies with higher credit ratings: bonds of Nextel Communications rose as the company was acquired by Sprint Corp, Caesar's Entertainment was acquired by higher-rated Harrah's Entertainment, Cole National was acquired by Luxottica Group, and Westcorp bonds rose on discussions of a business merger. The Fund benefited from timely investments in lower-rated high yield debt, including bonds of Houghton Mifflin, Quest Corp, and Warner Chilcott Corp. The Fund was negatively impacted by underperformance of several highly levered paper and auto parts credits.

How is the Fund currently positioned to meet its long-term objective?

Credit selection is at the heart of performance in a high yield portfolio. Thus, the Fund continues to strengthen its credit selection process, while maintaining prudent diversification and risk control procedures. Generally, corporate balance sheets are strong and earnings growth is positive. However, management of these companies have been recently focusing more on shareholder-friendly actions, often at the expense of credit measures; input costs are rising for many industries; and LBO financings are again a large portion of the high yield new issuance market. Thus, the Fund is positioned for a generally strong macroeconomic and profit environment but with a cautious view of the capital markets. Consequently, the Fund is focused on companies with strong cash flows and improving balance sheets, as well as issuers with strong asset coverage of debt.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on May 5, 1998. Index comparison began May 1, 1998.

  #  The Lehman Brothers High Yield Bond Index includes fixed income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100 million, and at least 1 year to maturity. PIKs and Eurodollars are excluded.

  ‡  The Lehman Brothers High Yield Ba/B 3% Capped Index includes all fixed income securities having a maximum quality rating of Ba1, a minimum quality of B3, a minimum amount outstanding of $150 million, and at least 1 year to maturity. The Index has a maximum exposure of 3% per issuer. The Index is unmanaged and can not be invested in directly.

  +  Annualized.

High Yield Bond Fund

46

SSgA

High Yield Bond Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,010.20	$1,021.68
Expenses Paid During Period *	$3.55	$3.57

* Expenses are equal to the Fund's expense ratio of .70% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

High Yield Bond Fund

47

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SSgA
High Yield Bond Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 99.6%
Corporate Bonds and Notes - 89.8%
Advanstar Communications, Inc. 10.750% due 08/15/10	450	509
AES Corp. (The) 8.750% due 06/15/08	310	330
AES Ironwood LLC 8.857% due 11/30/25	511	590
Ahern Rentals, Inc. (l) 9.250% due 08/15/13	450	460
Ahold Finance USA, Inc. 6.875% - 8.250% due 07/15/10 - 05/01/29	350	358
Allegheny Energy Supply (l) 8.250% due 04/15/12	450	506
Allied Waste North America 7.875% due 04/15/13	235	242
7.250% due 03/15/15 (l)	85	84
Series B 8.875% - 9.250% due 04/01/08 - 09/01/12	243	264
American Real Estate Partners, LP 8.125% due 06/01/12	365	382
7.125% due 02/15/13 (l)	80	80
Asbury Automotive Group, Inc. 8.000% due 03/15/14	540	536
Borden US Finance Corp. (l) 9.000% due 07/15/14	495	512
Carriage Services, Inc. 7.875% due 01/15/15	325	338
CCM Merger, Inc. (l) 8.000% due 08/01/13	550	561
Charter Communications Operating LLC (l) 8.000% due 04/30/12	160	162
Chesapeake Energy Corp. 6.375% - 7.000% due 08/15/14 - 01/15/16	855	888
Cinemark USA, Inc. 9.000% due 02/01/13	415	440
Consumers Energy Co. 6.300% due 02/01/12	275	281
Corrections Corp. of America 6.250% due 03/15/13	520	511
Coventry Health Care, Inc. 6.125% due 01/15/15	375	388
Crown Cork & Seal Co., Inc. 8.000% due 04/15/23	505	515
CSC Holdings, Inc. Series B 7.625% due 04/01/11	585	586

	Principal Amount ($) or Shares	Market Value $
DaVita, Inc. (l) 7.250% due 03/15/15	625	635
Dex Media, Inc. 8.000% due 11/15/13	755	802
(Step Up, 9.000%, 11/15/08) Zero coupon due 11/15/13	375	305
Dobson Cellular Systems 9.875% due 11/01/12	400	440
DR Horton, Inc. 8.500% due 04/15/12	355	385
Dresser-Rand Group, Inc. (l) 7.375% due 11/01/14	545	564
Echostar DBS Corp. 5.750% - 6.375% due 10/01/08 - 10/01/11	620	616
El Paso Production Holding Co. 7.750% due 06/01/13	805	851
Elizabeth Arden, Inc. 7.750% due 01/15/14	195	205
Emmis Communications Corp. (Ê) 9.314% due 06/15/12	620	628
Equinox Holdings, Inc. 9.000% due 12/15/09	495	512
Ford Motor Co. 6.500% - 7.450% due 10/01/08 - 07/16/31	900	734
Foundation Pennsylvania Coal Co. 7.250% due 08/01/14	330	347
FPL Energy National Wind Portfolio (l) 6.125% due 03/25/19	320	310
Friendly Ice Cream Corp. 8.375% due 06/15/12	535	535
General Motors Acceptance Corp. 5.625% - 6.750% due 04/05/07 - 12/01/14	1,010	959
General Motors Corp. 7.125% - 8.375% due 07/15/13 - 07/15/33	435	388
Georgia-Pacific Corp. 9.375% due 02/01/13	575	643
Hanover Compressor Co. 8.625% - 9.000% due 12/15/10 - 06/01/14	415	455
Hanover Equipment Trust Series A 8.500% due 09/01/08	95	99
HCA, Inc. 6.375% - 7.500% due 01/15/15 - 11/06/33	760	786

High Yield Bond Fund

49

SSgA
High Yield Bond Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hornbeck Offshore Services, Inc. Series B 6.125% due 12/01/14	505	506
Host Marriott, LP Series M 7.000% due 08/15/12	275	287
Houghton Mifflin Co. 9.875% due 02/01/13	440	475
Huntsman International LLC Series* 10.125% due 07/01/09	200	206
Jacuzzi Brands, Inc. 9.625% due 07/01/10	450	487
JC Penney Co., Inc. 7.125% due 11/15/23	510	579
Series MTNA 6.875% due 10/15/15	340	374
John Q Hammons Hotels, LP Series B 8.875% due 05/15/12	565	621
KB Home 7.750% due 02/01/10	240	253
Knowledge Learning Corp., Inc. (l) 7.750% due 02/01/15	305	300
L-3 Communications Corp. 6.125% - 7.625% due 06/15/12 - 07/15/13	595	603
Levi Strauss & Co. 12.250% due 12/15/12	400	449
Lucent Technologies, Inc. 6.450% due 03/15/29	315	276
Lyondell Chemical Co. 10.875% due 05/01/09	800	831
Mac-Gray Corp. (l) 7.625% due 08/15/15	450	465
Magnum Hunter Resources, Inc. 9.600% due 03/15/12	388	427
MGM Mirage 8.375% due 02/01/11	1,000	1,087
Midwest Generation LLC 8.560% due 01/02/16	885	973
Nalco Co. 7.750% - 8.875% due 11/15/11 - 11/15/13	240	255
Nevada Power Co. Series E 10.875% due 10/15/09	348	385
Norcraft Cos., LP 9.000% due 11/01/11	550	577
O'Charleys, Inc. 9.000% due 11/01/13	210	227

	Principal Amount ($) or Shares	Market Value $
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	260	278
Owens-Illinois, Inc. 7.500% due 05/15/10	410	424
Paxson Communications Corp. 10.750% due 07/15/08	540	539
Pinnacle Entertainment, Inc. 8.250% due 03/15/12	465	470
PQ Corp. (l) 7.500% due 02/15/13	555	558
Primedia, Inc. 8.000% - 8.875% due 05/15/11 - 05/15/13	750	779
Qwest Capital Funding, Inc. 6.875% due 07/15/28	400	332
Qwest Communications International, Inc. Series* 7.250% due 02/15/11	200	195
Qwest Corp. 7.875% due 09/01/11	125	130
Qwest Services Corp. 13.500% due 12/15/10	620	715
Range Resources Corp. 6.375% due 03/15/15	250	253
Refco Finance Holdings LLC 9.000% due 08/01/12	300	327
Reliant Energy, Inc. 9.500% due 07/15/13	330	367
Resorts International Hotel and Casino, Inc. 11.500% due 03/15/09	315	355
Rite Aid Corp. 9.500% due 02/15/11	415	439
Rockwood Specialties Group, Inc. (l) 7.500% due 11/15/14	500	510
Roseton/Danskammer Series B 7.670% due 11/08/16	475	475
Sealy Mattress Co. 8.250% due 06/15/14	400	427
Sinclair Broadcast Group, Inc. 8.750% due 12/15/11	460	486
Smithfield Foods, Inc. Series B 7.750% due 05/15/13	200	215
Smurfit-Stone Container Enterprises, Inc. 8.375% due 07/01/12	385	383

High Yield Bond Fund

50

SSgA
High Yield Bond Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Solar Capital Corp. (l) 9.125% - 10.250% due 08/15/13 - 08/15/15	675	708
Sovereign Capital Trust 9.000% due 04/01/27	350	379
Stanley-Martin Communities LLC (l) 9.750% due 08/15/15	200	202
Station Casinos, Inc. 6.500% due 02/01/14	525	533
Stewart Enterprises, Inc. (l) 6.250% due 02/15/13	625	602
Swift & Co. 12.500% due 01/01/10	300	330
Syniverse Technologies, Inc. (l) 7.750% due 08/15/13	350	357
Tenet Healthcare Corp. 9.875% due 07/01/14	140	149
9.250% due 02/01/15 (l)	295	304
Tenneco Automotive, Inc. 8.625% due 11/15/14	200	208
Series B 10.250% due 07/15/13	385	437
Texas Industries, Inc. (l) 7.250% due 07/15/13	50	52
TRAINS (l) 7.651% due 06/15/15	1,600	1,664
TransDigm, Inc. 8.375% due 07/15/11	385	408
Trump Entertainment Resorts, Inc. 8.500% due 06/01/15	300	300
TRW Automotive, Inc. 9.375% due 02/15/13	478	531
TXU Corp. Series P 5.550% due 11/15/14	325	319
Series R 6.550% due 11/15/34	265	259
UbiquiTel Operating Co. 9.875% due 03/01/11	285	318
UGS Corp. 10.000% due 06/01/12	405	454
United Airlines, Inc. (Ø) 6.071% due 03/01/13	478	468
United States Steel Corp. 9.750% due 05/15/10	365	400
Universal City Florida Holding Co. I 8.443% due 05/01/10 (Ê)	100	105
8.375% due 05/01/10	315	332
Visteon Corp. 8.250% due 08/01/10	225	218

	Principal Amount ($) or Shares	Market Value $
Warner Chilcott Corp. (l) 8.750% due 02/01/15	515	510
Waterford Gaming LLC (l) 8.625% due 09/15/12	547	583
WCI Communities, Inc. 9.125% due 05/01/12	445	467
Western Financial Bank 9.625% due 05/15/12	340	384
Williams Cos., Inc. 8.125% - 8.750% due 03/15/12 - 03/15/32	840	975
Wynn Las Vegas LLC 6.625% due 12/01/14	765	744
Xerox Corp. 7.625% due 06/15/13	495	527
		54,249
International Debt - 9.8%
Abitibi-Consolidated, Inc. 7.750% - 8.500% due 06/15/11 - 08/01/29	665	640
Ashtead Holdings PLC (l) 8.625% due 08/01/15	350	367
Bowater Canada Finance 7.950% due 11/15/11	445	458
CanWest Media, Inc. 8.000% due 09/15/12	500	525
Crown European Holdings SA 9.500% due 03/01/11	340	375
Elan Finance PLC (l) 7.750% due 11/15/11	540	475
Flextronics International, Ltd. 6.250% due 11/15/14	500	497
Intrawest Corp. 7.500% due 10/15/13	390	403
Noble Group, Ltd. (l) 6.625% due 03/17/15	525	489
Novelis, Inc. (l) 7.250% due 02/15/15	630	632
Rogers Cable, Inc. 6.750% due 03/15/15	235	240
Rogers Wireless Communications, Inc. 7.500% due 03/15/15	250	273
Royal Caribbean Cruises, Ltd. 6.875% due 12/01/13	500	532
		5,906
Total Long-Term Investments (cost $59,089)		60,155

High Yield Bond Fund

51

SSgA
High Yield Bond Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc. 2010 Warrants (Æ)	400	24
Total Warrants & Rights (cost $81)		24
Short-Term Investments - 0.0%
American Beacon Money Market Fund	334	-	±
SSgA Prime Money Market Fund	19	-	±
Total Short-Term Investments (cost $0)		-	±
Total Investments - 99.6% (identified cost $59,170)		60,179
Other Assets and Liabilities, Net - 0.4%		253
Net Assets - 100.0%		60,432

Portfolio Summary (Unaudited)	% of Net Assets
Corporate Bonds and Notes	89.8
International Debt	9.8
Warrants & Rights	-	*
Total Investments	99.6
Other Assets and Liabilities, Net	0.4
Net Assets	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund

52

SSgA

Fixed Income Funds

Notes to Schedules of Investments - August 31, 2005

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

FDIC - Federal Deposit Insurance Company

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments

53

SSgA
Fixed Income Funds

Statement of Assets and Liabilities - August 31, 2005

Amounts in thousands	Yield Plus Fund	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Assets
Investments, at identified cost	$191,211	$327,704	$149,840	$59,170
Investments, at market	191,721	331,999	150,995	60,179
Cash	-	-	-	247
Receivables:
Dividends and interest	619	2,168	1,213	1,121
Investments sold	-	6,794	1,918	815
Fund shares sold	114	264	515	1
From Adviser	-	-	5	-
Prepaid expenses	4	5	3	2
Total assets	192,458	341,230	154,649	62,365
Liabilities
Payables:
Investments purchased	-	65,405	27,459	1,850
Fund shares redeemed	-	1,440	212	3
Accrued fees to affiliates	120	136	82	49
Other accrued expenses	37	32	28	31
Daily variation margin on futures contracts	-	72	19	-
Dividends	617	-	-	-
Total liabilities	774	67,085	27,800	1,933
Net Assets	$191,684	$274,145	$126,849	$60,432
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(75)	$2,678	$988	$1,059
Accumulated net realized gain (loss)	(4,572)	2,005	(303)	119
Unrealized appreciation (depreciation) on:
Investments	510	4,295	1,155	1,009
Futures contracts	-	(340)	(119)	-
Shares of beneficial interest	19	27	13	7
Additional paid-in capital	195,802	265,480	125,115	58,238
Net Assets	$191,684	$274,145	$126,849	$60,432
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$9.95	$10.21	$9.94	$8.78
Net assets	$191,684,440	$274,133,777	$126,848,509	$60,432,184
Shares outstanding ($.001 par value)	19,256,218	26,836,798	12,760,233	6,881,271
Net asset value per share: Class R*	$-	$10.21	$-	$-
Net assets	$-	$10,867	$-	$-
Shares outstanding ($.001 par value)	-	1,064	-	-

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

54

SSgA
Fixed Income Funds

Statement of Operations - For the Period Ended August 31, 2005

Amounts in thousands	Yield Plus Fund	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Investment Income
Dividends	$278	$51	$27	$78
Interest	7,292	12,638	4,925	6,885
Total investment income	7,570	12,689	4,952	6,963
Expenses
Advisory fees	639	861	876	283
Administrative fees	111	121	71	60
Custodian fees	71	219	136	63
Distribution fees	248	110	123	47
Transfer agent fees	47	77	39	45
Professional fees	43	45	34	36
Registration fees	22	32	20	14
Shareholder servicing fees	207	108	108	71
Trustees' fees	25	18	15	14
Insurance fees	4	5	2	2
Printing fees	15	24	12	-
Miscellaneous	4	5	2	12
Expenses before reductions	1,436	1,625	1,438	647
Expense reductions	(5)	(189)	(663)	(5)
Net expenses	1,431	1,436	775	642
Net investment income (loss)	6,139	11,253	4,177	6,321
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	55	4,280	385	3,496
Futures contracts	-	(444)	382	-
Options written	-	7	37	-
Net realized gain (loss)	55	3,843	804	3,496
Net change in unrealized appreciation (depreciation) on:
Investments	(105)	(4,270)	(1,605)	(2,397)
Futures contracts	-	(469)	(726)	-
Net change in unrealized appreciation (depreciation)	(105)	(4,739)	(2,331)	(2,397)
Net realized and unrealized gain (loss)	(50)	(896)	(1,527)	1,099
Net Increase (Decrease) in Net Assets from Operations	$6,089	$10,357	$2,650	$7,420

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

55

SSgA
Fixed Income Funds

Statement of Changes in Net Assets - For the Periods Ended August 31,

	Yield Plus Fund		Bond Market Fund		Intermediate Fund		High Yield Bond Fund
Amounts in thousands	2005	2004	2005	2004	2005	2004	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,139	$3,028	$11,253	$11,471	$4,177	$3,852	$6,321	$9,533
Net realized gain (loss)	55	252	3,843	3,725	804	1,392	3,496	3,194
Net change in unrealized appreciation (depreciation)	(105)	101	(4,739)	4,390	(2,331)	1,383	(2,397)	2,388
Net increase (decrease) in net assets from operations	6,089	3,381	10,357	19,586	2,650	6,627	7,420	15,115
Distributions
From net investment income*	(6,180)	(3,015)	(12,308)	(9,628)	(3,713)	(3,989)	(6,947)	(9,772)
From net realized gain*	-	-	(4,514)	(4,715)	(2,081)	(899)	-	-
Net decrease in net assets from distributions	(6,180)	(3,015)	(16,822)	(14,343)	(5,794)	(4,888)	(6,947)	(9,772)
Share Transactions
Net increase (decrease) in net assets from share transactions	(126,512)	42,705	(50,890)	(11,716)	(8,508)	(602)	(60,783)	(25,384)
Redemption Fees	-	-	-	-	-	-	2	8
Total Net Increase (Decrease) in Net Assets	(126,603)	43,071	(57,355)	(6,473)	(11,652)	1,137	(60,308)	(20,033)
Net Assets
Beginning of period	318,287	275,216	331,500	337,973	138,501	137,364	120,740	140,773
End of period	$191,684	$318,287	$274,145	$331,500	$126,849	$138,501	$60,432	$120,740
Undistributed (overdistributed) net investment income included in net assets	$(75)	$(35)	$2,678	$3,716	$988	$524	$1,059	$1,685

*  Includes Bond Market Fund Class R distributions of less than $500.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

56

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

57

SSgA
Fixed Income Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Yield Plus Fund
August 31, 2005	9.96	.24	- (e)	.24	(.25)	-	(.25)
August 31, 2004	9.94	.11	.02	.13	(.11)	-	(.11)
August 31, 2003	9.92	.12	.01	.13	(.11)	-	(.11)
August 31, 2002 (1)	9.96	.21	(.05)	.16	(.20)	-	(.20)
August 31, 2001	9.92	.51	.06	.57	(.53)	-	(.53)
Bond Market Fund
Institutional Class
August 31, 2005	10.41	.39	(.04)	.35	(.41)	(.14)	(.55)
August 31, 2004	10.26	.37	.24	.61	(.31)	(.15)	(.46)
August 31, 2003	10.42	.36	.02	.38	(.35)	(.19)	(.54)
August 31, 2002 (1)	10.16	.48	.28	.76	(.50)	-	(.50)
August 31, 2001	9.70	.57	.54	1.11	(.65)	-	(.65)
Class R
August 31, 2005	10.41	.40	(.04)	.36	(.42)	(.14)	(.56)
August 31, 2004 (2)	10.07	.15	.27	.42	(.08)	-	(.08)
Intermediate Fund
August 31, 2005	10.19	.32	(.13)	.19	(.28)	(.16)	(.44)
August 31, 2004	10.08	.29	.20	.49	(.31)	(.07)	(.38)
August 31, 2003	10.13	.32	.09	.41	(.33)	(.13)	(.46)
August 31, 2002 (1)	10.02	.41	.26	.67	(.43)	(.13)	(.56)
August 31, 2001	9.52	.53	.56	1.09	(.59)	-	(.59)
High Yield Bond Fund
August 31, 2005	8.76	.58	.06 (f)	.64	(.62)	-	(.62)
August 31, 2004	8.44	.62	.33 (f)	.95	(.63)	-	(.63)
August 31, 2003	7.85	.60	.54	1.14	(.55)	-	(.55)
August 31, 2002	8.75	.70	(.90)	(.20)	(.70)	-	(.70)
August 31, 2001	10.14	.92	(1.30)	(.38)	(1.01)	-	(1.01)

(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. Paydowns on mortgage and asset backed securities which were included in realized gain/loss on investment transactions prior to September 1, 2001 are included as interest income. The effect of this change for the Bond Market Fund for the year ended August 31, 2002 was to decrease net investment income per share by $.02, increase the net realized and net unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 4.72% to 4.53%. The effect of this change for the Yield Plus and Intermediate Funds for the year ended August 31, 2002 amounted to less than $.005 per share on net investment income and net realized and net unrealized gains and losses. The ratio of net investment income to average net assets was not materially affected. Per share ratios and supplemental data for the Yield Plus, Bond Market and Intermediate Funds for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(e) Less than $.005 per share.
(f) Includes redemption fees less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

58

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover Rate(b)
Yield Plus Fund
August 31, 2005	9.95	2.41	191,684	.56	.56	2.40	25.42
August 31, 2004	9.96	1.28	318,287	.57	.57	1.08	31.84
August 31, 2003	9.94	1.39	275,216	.58	.58	1.18	70.70
August 31, 2002 (1)	9.92	1.80	264,651	.53	.53	2.17	80.03
August 31, 2001	9.96	5.86	260,088	.48	.48	5.31	86.19
Bond Market Fund
Institutional Class
August 31, 2005	10.21	3.50	274,134	.50	.57	3.92	356.99
August 31, 2004	10.41	6.11	331,490	.50	.53	3.55	573.61
August 31, 2003	10.26	3.79	337,973	.50	.52	3.46	649.90
August 31, 2002 (1)	10.42	7.76	287,276	.49	.49	4.71	532.00
August 31, 2001	10.16	11.87	287,341	.46	.46	5.75	388.98
Class R
August 31, 2005	10.21	3.55	11	.46	.52	3.99	356.99
August 31, 2004 (2)	10.41	4.18	10	.45	.48	5.00	573.61
Intermediate Fund
August 31, 2005	9.94	1.95	126,849	.60	1.11	3.23	440.09
August 31, 2004	10.19	4.93	138,501	.60	1.23	2.92	197.27
August 31, 2003	10.08	4.11	137,364	.60	1.18	3.17	146.13
August 31, 2002 (1)	10.13	6.94	102,352	.60	1.18	4.09	620.02
August 31, 2001	10.02	11.90	80,361	.60	1.22	5.44	345.31
High Yield Bond Fund
August 31, 2005	8.78	7.53	60,432	.68	.68	6.70	136.97
August 31, 2004	8.76	11.64	120,740	.63	.63	7.07	151.82
August 31, 2003	8.44	15.18	140,773	.70	.70	7.39	148.72
August 31, 2002	7.85	(2.50)	99,327	.75	.75	8.83	149.45
August 31, 2001	8.75	(3.80)	44,647	.71	.73	9.90	217.68

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

59

SSgA

Fixed Income Funds

Notes to Financial Statements - August 31, 2005

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as August 31, 2005. These financial statements report on four Funds, the SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. On July 31, 2003, the Class R prospectus became effective for the Bond Market Fund. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

Short-Term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Certain securities, as of August 31, 2005, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

Notes to Financial Statements

60

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2005

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute substantially all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2005 the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2007	8/31/2008	8/31/2009	8/31/2011	Total
Yield Plus	$1,836,407	$80,342	$2,135,735	$519,218	$4,571,702

At August 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$191,211,712	$328,043,612	$149,866,001	$59,203,902
Gross Tax Unrealized Appreciation	573,505	4,637,036	1,663,953	1,503,691
Gross Tax Unrealized Depreciation	(64,541)	(681,908)	(535,076)	(528,131)
Net Tax Unrealized Appreciation (Depreciation)	$508,964	$3,955,128	$1,128,877	$975,560
Undistributed Ordinary Income	$547,082	$3,848,600	$1,136,062	$1,065,247
Undistributed Long-Term Gains (Capital Loss Carryforward)	$(4,571,702)	$826,019	$-	$152,445

Tax Composition of Distributions

Ordinary Income	$6,180,239	$14,635,594	$4,610,740	$6,947,398
Long-term Capital Gains	$-	$2,186,727	$1,183,204	$-

As permitted by tax regulations, the Funds may defer a net realized capital loss incurred from November 1, 2004 to August 31, 2005, and treat it as arising in the fiscal year 2006. As of August 31, 2005, the Intermediate Fund realized a capital loss in the amount of $509,337.

Dividends and Distributions to Shareholders

The Yield Plus Fund declares and records dividends on net investment income daily and pays them monthly. Income dividends for the Bond Market Fund, Intermediate Fund and the High Yield Bond Fund are generally declared quarterly and are recorded on the ex-dividend date. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes ("GAAP"). These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Bond Market Fund offers Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of the High Yield Bond Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees

Notes to Financial Statements

61

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2005

will be paid directly to the fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended August 31, 2005, the High Yield Bond Fund earned $1,626 in redemption fees. Shares of the High Yield Bond Fund held by the SSgA Life Solutions Fund are not subject to the redemption fee.

Forward Commitments/Mortgage Dollar Rolls

The Bond Market Fund, Intermediate Fund, and High Yield Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage security. The Fund is compensated by the difference between the current sales price and the lower forward price of the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The compensation is recorded as deferred income and amortized over the life of the roll. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

Notes to Financial Statements

62

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2005

When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Written Options Contracts

Fund transactions in written options contracts for the year ended August 31, 2005 were as follows:

	Bond Market Fund		Intermediate Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at August 31, 2004	-	$-	-	$-
Written	1,435	259,175	618	114,048
Closed	(1,380)	(256,775)	(598)	(113,175)
Expired	(55)	(2,400)	(20)	(873)
Outstanding at August 31, 2005	-	$-	-	$-

3.  Investment Transactions

Securities

For the year ended August 31, 2005, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements, aggregated to the following:

Funds	Purchases	Sales
Yield Plus	$61,197,176	$184,094,168
Bond Market	137,147,895	139,608,520
Intermediate	82,700,292	63,447,764
High Yield Bond	122,831,567	173,140,142

US Government and Agencies

For the year ended August 31, 2005, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to the following:

Funds	Purchases	Sales
Bond Market	$1,017,644,800	$1,055,084,280
Intermediate	555,169,527	542,898,548

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral

Notes to Financial Statements

63

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2005

against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of August 31, 2005, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which direct the investments of the Funds in accordance with their investment objectives, policies, and limitations.

For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Yield Plus	0.25
Bond Market	0.30
Intermediate	0.80
High Yield Bond	0.30

If the total expenses of both the Institutional Class and Class R are above their respective caps, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser has contractually agreed to reimburse the Bond Market Fund Institutional Class and Class R for all expenses in excess of 0.50% and 1.00%, respectively, of each class' average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended August 31, 2005 was $183,395 for the Institutional Class and $7 for Class R.

The Adviser has contractually agreed to reimburse the Intermediate Fund for all expenses in excess of .60% of its average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the reimbursement for the period ended August 31, 2005 was $171,787. For the period September 1, 2004 through May 31, 2005, the Intermediate Fund paid a fee to the Adviser, calculated daily and paid monthly at an annual rate of .80% of its average daily net assets. The Adviser contractually agreed to waive .50% of the .80% Advisory fee for this period. The total amount of the waiver for the period September 1, 2004 through May 31, 2005 was $488,947.

The Adviser has contractually agreed to reimburse the High Yield Bond Fund for all expenses in excess of .75% of its average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). As of August 31, 2005, no reimbursement has been made.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

Notes to Financial Statements

64

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2005

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2005, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund. Other affiliated Funds not presented herein invested $34,811,487 in the SSgA Prime Money Market Fund.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS serves as sub-transfer agent.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following under these arrangements:

Funds	Amount Paid
Yield Plus	$4,951
Bond Market	5,504
Intermediate	2,218
High Yield Bond	5,018

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all four of the Investment Company's U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents.

Notes to Financial Statements

65

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2005

For the period ended August 31, 2005, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers.

Funds	State Street	Global Markets	CitiStreet
Yield Plus	$63,874	$1,143	$91,900
Bond Market	71,770	2,630	23,252
Intermediate	32,293	4,085	15,672
High Yield Bond	23,604	4,733	-

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each Institutional Class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2005.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. Under the R Plan each fund pays the Distributor a fee not to exceed 0.70% of the fund's average net asset value per year, for distribution, shareholder and administrative services provided to the fund by the Distributor and Financial Intermediaries. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a fund are not permitted by the R Plan to exceed .65% of the fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a fund are not permitted by the R Plan to exceed 0.05% of the fund's average daily net asset value per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of August 31, 2005.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended August 31, 2005, Bond Market Fund Class R paid $5.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2005 were as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Advisory fees	$43,124	$71,722	$31,560	$15,462
Administration fees	8,084	9,856	5,925	4,226
Custodian fees	7,750	18,936	11,637	4,716
Distribution fees	26,032	8,380	14,278	7,478
Shareholder servicing fees	15,865	10,406	9,487	7,507
Transfer agent fees	9,292	13,651	7,230	7,688
Trustees' fees	10,153	2,714	2,326	2,286
	$120,300	$135,665	$82,443	$49,363

Notes to Financial Statements

66

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2005

Beneficial Interest

As of August 31, 2005, the following table includes shareholders (three of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Yield Plus	3	55.4
Bond Market	2	31.3
Intermediate	3	54.4

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended August 31,
	Shares		Dollars
Yield Plus Fund	2005	2004	2005	2004
Proceeds from shares sold	26,157	26,341	$260,460	$262,384
Proceeds from reinvestment of distributions	575	276	5,722	2,750
Payments for shares redeemed	(39,440)	(22,331)	(392,694)	(222,429)
Total net increase (decrease)	(12,708)	4,286	$(126,512)	$42,705
Bond Market Fund
Institutional Class
Proceeds from shares sold	10,471	9,378	$106,507	$96,373
Proceeds from reinvestment of distributions	1,220	1,036	12,441	10,566
Payments for shares redeemed	(16,706)	(11,502)	(169,839)	(118,665)
	(5,015)	(1,088)	$(50,891)	$(11,726)
Class R
Proceeds from shares sold	-	1	$1	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
	-	1	1	10
Total net increase (decrease)	(5,015)	(1,087)	$(50,890)	$(11,716)
Intermediate Fund
Proceeds from shares sold	5,246	6,797	$51,988	$68,435
Proceeds from reinvestment of distributions	493	353	4,931	3,545
Payments for shares redeemed	(6,575)	(7,175)	(65,427)	(72,582)
Total net increase (decrease)	(836)	(25)	$(8,508)	$(602)
High Yield Bond Fund
Proceeds from shares sold	2,281	9,578	$20,098	$82,913
Proceeds from reinvestment of distributions	498	773	4,347	6,585
Payments for shares redeemed	(9,678)	(13,247)	(85,228)	(114,882)
Total net increase (decrease)	(6,899)	(2,896)	$(60,783)	$(25,384)

Notes to Financial Statements

67

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2005

6.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. The Funds did not utilize the Interfund Lending Program during the period.

7.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of August 31, 2005, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitation on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of August 31, 2005:

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Yield Plus Fund - 12.2%
Credit Suisse First Boston Mortgage Securities Corp.	09/15/03	146,407,800	1.50	2,190	2,365
GE Business Loan Trust	12/10/03	4,533,860	100.00	4,534	4,572
GE Business Loan Trust	06/03/04	2,784,938	100.00	2,785	2,802
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	4,660,034	100.00	4,660	4,662
MMCA Wholesale Master Owner Trust	07/29/04	4,800,000	100.04	4,802	4,790
Morgan Stanley Capital I	09/17/03	45,560,000	3.62	1,651	1,621
Starwood Asset Receivables Trust	09/11/03	2,544,945	100.03	2,545	2,545
					23,357
Bond Market Fund - 3.1%
AXA Equitable Life Insurance Co.	01/04/05	115,000	104.56	120	138
Banc of America Large Loan	01/26/05	1,892,519	100.07	1,894	1,893
Genentech, Inc.	07/13/05	100,000	99.94	100	101
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	3,728,027	100.00	3,728	3,730
Residential Capital Corp.	06/21/05	100,000	99.72	100	102
Southern Peru Copper Corp.	07/20/05	110,000	99.48	109	110
Telecom Italia Capital SA	09/28/04	250,000	99.77	249	243
Thermo Electron Corp.	05/24/05	150,000	99.74	150	150
TRAINS	07/20/05	2,000,000	105.39	2,108	2,080
					8,547
Intermediate Fund - 3.3%
Banc of America Large Loan	01/26/05	473,130	100.07	473	473
Bear Stearns Commercial Mortgage Securities	03/08/02	4,045,412	2.13	86	86
Genentech, Inc.	07/13/05	100,000	99.94	100	101
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	1,864,014	100.00	1,864	1,865
Residential Capital Corp.	06/21/05	65,000	99.72	65	66
Southern Peru Copper Corp.	07/20/05	100,000	99.48	100	100
Telecom Italia Capital SA	09/28/04	100,000	99.77	100	97
Telecom Italia Capital SA	09/28/04	200,000	99.68	199	199
Thermo Electron Corp.	05/24/05	100,000	99.74	100	100
TRAINS	07/20/05	1,000,000	105.39	1,054	1,040
					4,127

Notes to Financial Statements

68

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2005

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
High Yield Bond Fund - 20.9%
Ahern Rentals, Inc.	02/17/05	450,000	101.61	457	460
Allegheny Energy Supply	03/10/03	450,000	90.45	407	506
Allied Waste North America	03/03/05	85,000	100.00	85	84
American Real Estate Partners, LP	02/18/05	80,000	101.43	81	80
Ashtead Holdings PLC	07/21/05	350,000	101.85	356	367
Borden US Finance Corp.	12/10/04	495,000	110.33	546	512
CCM Merger, Inc.	07/14/05	550,000	102.51	564	561
Charter Communications Operating LLC	05/18/05	160,000	97.09	155	162
DaVita, Inc.	03/15/05	625,000	102.01	638	635
Dresser-Rand Group, Inc.	10/14/04	545,000	101.97	556	564
Elan Finance PLC	11/10/04	540,000	96.54	521	475
FPL Energy national Wind Portfolio	02/17/05	320,000	100.44	321	310
Knowledge Learning Corp., Inc.	01/28/05	305,000	100.00	305	300
Mac-Gray Corp.	08/10/05	450,000	101.55	457	465
Noble Group, Ltd.	03/10/05	525,000	97.32	511	489
Novelis, Inc.	01/28/05	630,000	100.11	631	632
PQ Corp.	02/03/05	555,000	101.31	562	558
Rockwood Specialties Group, Inc.	11/05/04	500,000	102.30	512	510
Solar Capital Corp.	07/27/05	350,000	102.34	358	368
Solar Capital Corp.	07/27/05	325,000	103.29	336	340
Stanley-Martin Communities LLC	08/03/05	200,000	100.00	200	202
Stewart Enterprises, Inc.	02/02/05	625,000	98.82	618	602
Syniverse Technologies, Inc.	08/18/05	350,000	101.43	355	357
Tenet Healthcare Corp.	01/25/05	295,000	98.47	291	304
Texas Industries, Inc.	06/29/05	50,000	100.00	50	52
TRAINS	08/02/05	1,600,000	106.64	1,706	1,664
Warner Chilcott Corp.	01/13/05	515,000	99.99	515	510
Waterford Gaming LLC	06/06/03	547,000	100.00	547	583
					12,652

8.  Dividends

On September 1, 2005, the Funds declared the following dividends from net investment income payable on September 8, 2005 to shareholders on record September 2, 2005.

Funds	Net Investment Income
Bond Market Fund	$0.0938
Bond Market Fund - Class R	0.0946
Intermediate Fund	0.0775
High Yield Bond Fund	0.1538

9.  Change of Independent Registered Public Accounting Firm

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees determined not to retain PricewaterhouseCoopers LLP ("PwC") as the Funds' Independent Auditor, and voted to appoint Deloitte & Touche LLP as the Funds' Independent Auditor for the fiscal year ended August 31, 2005 effective November 16, 2004. During the two most recent fiscal years and through November 30, 2004, the date the Board of Trustees notified PwC of their decision not to retain them as the Funds' auditor, PwC's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PwC on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports.

Notes to Financial Statements

69

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of SSgA High Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund (the "Funds") (four of the funds comprising the SSgA Funds) as of August 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended August 31, 2004 and the financial highlights for each of the four years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the year ended August 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2005

Report of Independent Registered Public Accounting Firm

70

SSgA
Fixed Income Funds

Tax Information - August 31, 2005 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2005 as follows:

Bond Market	$2,186,727
Intermediate	1,183,204

For the tax year ended August 31, 2005, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005.

Please consult a tax adviser for questions about federal or state income laws.

Tax Information

71

SSgA
Fixed Income Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 5, 2005, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. However, the Trustees determined that the subject of economies of scale would be analyzed in greater detail in connection with their consideration of the advisory contract next year.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

72

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information - August 31, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

73

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers -
August 31, 2005 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Lynn L. Anderson, Age 66 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Trust Company; • Chief Executive Officer, Russell Fund Distributors.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies).
					• Director, Frank Russell Asset Management (Cayman) II and Frank Russell Asset Management (Cayman) III

INDEPENDENT TRUSTEES

William L. Marshall Age 63 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

74

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 49 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 57 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Chairman, Governance and Nominating Committee Member, Valuation Committe Member, Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Richard D. Shirk Age 60 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

75

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Age 62 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance and Nominating Committee Chairman, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 58 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Chairman, Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

76

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

J. David Griswold Age 48 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company (institutional financial consultant);
• Assistant Secretary and Associate General Counsel, Director – Global Regulatory Policy, Frank Russell Investment Management Company (investment management);
• Director – Global Regulatory Policy, Russell Real Estate Advisors, Inc. (investment management);
• Assistant Secretary and Associate General Counsel, Frank Russell Capital Inc. (investment adviser of private equity funds), and Frank Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc. (institutional brokerage firm); and
• Director, Frank Russell Canada Limited/Limitee (institutional financial consultant); Total Risk Management Pty Limited (Approved Trustee for superannuation fund outsourcing clients); and Frank Russell Company, Ltd. (asset management consulting in Japan).
• Chief Compliance Officer, Fank Russell Company

James Ross Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002 Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 41 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.
• Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini Age 62 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

77

SSgA
Fixed Income Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Mark E. Swanson, Treasurer and Principal Accounting Officer

James Ross, Vice President and Principal Executive Officer

J. David Griswold, Vice President and Secretary

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

78

FIAR-08/05 (45327)

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

International Stock Selection Fund - Class R

International Growth Opportunities Fund

Annual Report

August 31, 2005

SSgA Funds

International Equity Funds

Annual Report

August 31, 2005

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.ssga.com. Investment in the Funds poses investment risks, including the loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA International Equity Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholders,

As president of SSgA Funds Management, Inc., I am pleased to provide you with the SSgA Funds® annual report for the fiscal year ended August 31, 2005. This report provides an overview of the investment process for each fund, discussion about the management of each portfolio, and performance and financial statements. I hope you find this information useful as you review your overall investment strategy.

This was another exciting year for the SSgA Funds family, now comprised of 26 mutual funds representing a diverse group of investment strategies, including: money market, fixed income, domestic and international equity, and balanced funds. Based upon continual review of our product breadth, as well as insight into marketplace demand, we chose to open two new funds this fiscal year: the SSgA Directional Core Fund and the SSgA Enhanced Small Cap Fund. We also chose to close the SSgA Special Equity Fund and the SSgA MSCI EAFE Index Fund. Additionally, we created various class share products that specifically target the retirement plan and institutional markets.

I thank you, on behalf of SSgA Funds Management, for choosing SSgA Funds. Our reputation is built upon the trust our clients place in us every day to design and deliver exceptional financial services and products. In today's complex global marketplace, rest assured that we are committed to providing you with outstanding investment vehicles to meet your evolving investment challenges and needs. We look forward to continuing to share the benefit of our experience with you.

Sincerely,

James Ross
SSgA Funds Management, Inc.
President

President's Letter

3

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SSgA

Emerging Markets Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

Invests in:  Equity securities of foreign issuers domiciled, or having a substantial portion of their business, in countries having a developing economy or securities market.

Strategy:  The Fund invests in securities of issuers located in emerging market countries. The Fund's management team will evaluate the countries' economic and political climates with prospects for sustained macro and micro economic growth.

Emerging Markets Fund
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$14,383	43.83%
5 Years	$16,633	10.71	%+
10 Years	$20,848	7.62	%+
MSCI Emerging Markets Free Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$14,240	42.40%
5 Years	$16,406	10.41	%+
10 Years	$16,454	5.11	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Emerging Markets Fund

5

SSgA

Emerging Markets Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks to provide maximum total return, principally through capital appreciation, by investing primarily in securities of foreign issuers.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA Emerging Markets Fund returned 43.83%, versus the MSCI Emerging Markets® Index return of 42.40%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

Strong country and stock selection positively contributed to the Fund's performance over the past twelve months. Within Latin America, overweights to Brazil and Mexico were top performers. The Brazilian market was helped by robust export numbers as well as foreign investor flows. In Mexico, the market benefited from strengthening oil prices. Mexico continues to benefit from its trade links with the US, as well as expectations of further equity investments by domestic pension funds.

In the Middle Eastern region, the Fund's positions in Egypt and Turkey added value. The market continued to be led by Orascom Telecom, up significantly during the period. Orascom has mobile phone operations in many developing countries in the Middle East and Asia; analysts continued to be optimistic on its growth prospects and the market is rewarding its stock. In Turkey the market posted solid gains, which came as a relief to many who were concerned that the European Constitution vote would derail that market's prospects.

In Asia, the Fund benefited from its China underweight, as the Chinese market lagged the broader Index. Political rhetoric returned to the headlines as China passed anti-secession laws regarding Taiwan, and issues regarding the revaluation of the RMB again made headlines. Positions in Korea and Thailand hurt Fund performance. In Korea, the largest name in the Index, Samsung Electronics, posted lackluster numbers and Thailand faced a number of one-off issues, including a Tsunami, bird flu, and violent outbreaks in the southern part of the country. Both markets, however, remain attractive from a valuation perspective and have superior growth potential.

Equity markets were wrestling with fundamental concerns, like the impact of energy prices and the severity of future Fed actions. Earnings prospects were modest for 2005 and beyond. Relative to other equity classes, emerging markets valuations remain attractive with still positive underlying economics.

How is the Fund currently positioned to meet its long-term objective?

The Fund's core approach is firmly grounded in rational investment theory and designed to outperform in any, but the most extreme, market environment. Our global team balances a quantitative approach with qualitative inputs to ensure that the portfolio is positioned to capture country and security opportunities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1995.

  #  The MSCI Emerging Markets Free Index is a market capitalization-weighted Index of over 850 stocks traded in 22 world markets.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile than those in US or longer established international markets. The prospectus contains further information and details regarding these risks.

Emerging Markets Fund

6

SSgA

Emerging Markets Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,048.60	$1,018.90
Expenses Paid During Period *	$6.45	$6.36

* Expenses are equal to the Fund's expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Emerging Markets Fund

7

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SSgA
Emerging Markets Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 87.3%
Brazil - 9.4%
All America Latina Logistica SA	79,796	2,705
Aracruz Celulose SA - ADR (Ñ)	42,444	1,556
Banco Bradesco SA - ADR (Ñ)	144,521	6,154
Cia de Bebidas das Americas - ADR	16,979	435
Cia de Bebidas das Americas - ADR (Ñ)	84,899	2,725
Cia de Concessoes Rodoviarias	92,500	2,206
Cia Vale do Rio Doce - ADR (Ñ)	857,471	25,724
Contax Participacoes SA - ADR (Æ)	211,024	137
Diagnosticos da America SA (Æ)	308,553	3,705
EDP - Energias do Brasil SA (Æ)	187,600	1,966
Localiza Rent A Car	577,400	3,969
Lojas Renner SA (Æ)	251,400	5,333
Petroleo Brasileiro SA - ADR	700,453	39,638
Porto Seguro SA	298,961	2,765
Submarino SA (Æ)	216,200	2,357
Tele Norte Leste Participacoes SA - ADR (Ñ)	211,024	3,174
Tim Participacoes SA - ADR (Ñ)	111,376	1,782
		106,331
China - 4.5%
Angang New Steel Co., Ltd. Class H (Ñ)	2,530,000	1,275
Anhui Expressway Co. Class H	1,586,000	947
Baidu.com - ADR (Æ)(Ñ)	5,300	430
China International Marine Containers Co., Ltd. Class B	60,200	59
China Life Insurance Co., Ltd. Class H (Æ)(Ñ)	2,075,000	1,594
China Oilfield Services, Ltd. Class H	2,296,000	884
China Petroleum & Chemical Corp. Class H	16,693,000	7,432
China Shenhua Energy Co., Ltd. (Æ)	1,876,300	2,086
China Shipping Development Co., Ltd. Class H (Æ)	1,756,000	1,387
China Telecom Corp., Ltd. Class H (Ñ)	8,318,000	3,104
Datang International Power Generation Co., Ltd. Class H (Ñ)	3,482,000	2,608
Harbin Power Equipment Class H	2,144,000	1,322
Huaneng Power International, Inc. Class H (Ñ)	1,244,000	889
Jilin Chemical Industrial Co., Ltd. Class H (Æ)	6,672,000	1,830
Maanshan Iron & Steel Class H	2,790,000	929
PetroChina Co., Ltd. (Ñ)	15,182,000	12,209
Ping An Insurance Group Co. of China, Ltd. Class H	2,619,000	4,489
Shenzhen Chiwan Wharf Holdings, Ltd. Class B	797,745	1,327
Weichai Power Co., Ltd. Class H (Ñ)	753,000	1,860

	Principal Amount ($) or Shares	Market Value $
Xinao Gas Holdings, Ltd. (Ñ)	2,308,000	1,619
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	2,270,800	1,678
ZTE Corp. Class H (Ñ)	531,500	1,486
		51,444
Egypt - 1.2%
Egyptian Co. for Mobile Services	18,096	584
Orascom Construction Industries	137,915	4,224
Orascom Telecom Holding SAE	22,289	2,128
Orascom Telecom Holding SAE - GDR (l)	135,241	6,254
		13,190
Hong Kong - 3.6%
Beijing Enterprises Holdings, Ltd.	84,000	118
China Mengniu Dairy Co., Ltd.	3,657,000	2,876
China Merchants Holdings International Co., Ltd.	1,280,000	2,707
China Mobile Hong Kong, Ltd.	4,461,200	19,398
China National Aviation Co., Ltd.	3,990,000	907
CITIC International Financial Holdings, Ltd. (Ñ)	1,314,000	574
Citic Pacific, Ltd.	374,000	1,049
CNOOC, Ltd.	13,839,500	9,955
Kingway Brewery Holdings, Ltd.	722,000	260
Skyworth Digital Holdings, Ltd. (ß)	966,000	37
Tencent Holdings, Ltd. (Ñ)	2,799,000	2,708
		40,589
Hungary - 2.4%
Egis Rt.	12,811	1,186
FHB Land Credit and Mortgage Bank Rt	153,590	1,255
Magyar Telekom Rt	447,521	2,268
Mol Magyar Olaj- es Gazipari Rt.	93,103	10,244
OTP Bank Rt.	312,317	12,398
		27,351
India - 1.0%
Arvind Mills, Ltd. (Æ)	462,000	1,395
Housing Development Finance Corp.	23,465	483
ICICI Bank, Ltd.	36,803	403
ICICI Bank, Ltd. - ADR (Ñ)	18,400	430
Infosys Technologies, Ltd.	34,660	1,873
Jet Airways Ltd. (Æ)	75,064	1,938
Ranbaxy Laboratories, Ltd.	153,052	1,832
Raymond, Ltd.	94,642	788
Reliance Industries, Ltd.	43,180	707
Satyam Computer Services, Ltd. - ADR	7,751	212
Sterling Biotech, Ltd.	338,516	959
		11,020

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Indonesia - 3.5%
Astra International Tbk PT	7,540,620	7,437
Bank Central Asia Tbk PT	13,312,000	4,430
Bank Mandiri Persero Tbk PT	23,402,000	3,124
Bank Rakyat Indonesia	16,750,500	4,207
Indonesian Satellite Corp. Tbk PT	9,762,500	4,986
Telekomunikasi Indonesia Tbk PT	30,612,500	15,075
		39,259
Ireland - 0.5%
Dragon Oil PLC (Æ)	1,704,770	5,499
Israel - 1.3%
Retalix, Ltd. (Æ)(Ñ)	23,700	564
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	452,378	14,675
		15,239
Luxembourg - 0.5%
Tenaris SA - ADR (Ñ)	53,100	6,079
Mexico - 7.6%
Alfa SA de CV Class A	613,600	3,720
America Movil SA de CV	9,023,000	9,900
America Movil SA de CV – ADR Class L	471,270	10,368
Cemex SA de CV	1,506,334	7,174
Cemex SA de CV - ADR	161,677	7,707
Corp GEO SA de CV Series B (Æ)	578,415	1,608
Fomento Economico Mexicano SA de CV	328,200	2,251
Fomento Economico Mexicano SA de CV - ADR	67,600	4,632
Grupo Aeroportuario del Sureste SA de CV Class B	637,200	2,358
Grupo Financiero Banorte SA de CV Class O	324,473	2,664
Grupo Financiero Inbursa SA Class O	787,100	1,628
Grupo Mexico SA de CV Series B	1,395,801	2,454
Grupo Televisa SA - ADR	117,385	7,372
Telefonos de Mexico SA de CV Series L	1,444,400	1,383
Telefonos de Mexico SA de CV – ADR Series L (Ñ)	499,456	9,590
Urbi Desarrollos Urbanos SA de CV (Æ)	434,800	2,749
Wal-Mart de Mexico SA de CV Series V	1,064,873	4,640
Wal-Mart de Mexico SA de CV – ADR Series V (Ñ)	91,606	3,970
		86,168
Pakistan - 0.5%
National Bank of Pakistan	1,122,800	2,243
Pakistan State Oil Co., Ltd.	510,000	3,338
		5,581

	Principal Amount ($) or Shares	Market Value $
Philippines - 0.2%
Philippine Long Distance Telephone - ADR (Ñ)	74,900	2,128
Russia - 6.0%
AFK Sistema - GDR	75,458	1,524
LUKOIL - ADR	579,110	28,203
MMC Norilsk Nickel - ADR (Ñ)	93,304	6,746
NovaTek OAO - GDR (Æ)	54,800	1,205
NovaTek OAO - GDR (Æ)(l)	24,928	545
OAO Gazprom - ADR (Ñ)	89,050	4,390
Sberbank RF	5,559	4,956
Surgutneftegaz - ADR(Ñ)	198,254	10,863
Tatneft	1,177,989	2,910
Unified Energy System	6,099,232	2,013
Vimpel-Communications - ADR (Æ)(Ñ)	57,535	2,372
Vismpo-Avisma Corp.	15,477	2,383
		68,110
South Africa - 8.6%
ABSA Group, Ltd.	179,549	2,597
African Bank Investments, Ltd.	853,944	2,734
Barloworld, Ltd.	223,553	3,584
Bidvest Group, Ltd.	212,994	2,931
Edgars Consolidated Stores, Ltd.	688,650	3,444
FirstRand, Ltd.	1,986,153	4,745
Impala Platinum Holdings, Ltd.	52,328	5,517
Imperial Holdings, Ltd. (Æ)	138,736	2,636
JD Group, Ltd.	263,612	3,064
Johnnic Holdings, Ltd. (Æ)	51,151	92
Lereko Mobility Pty, Ltd. (Æ)	11,074	63
Massmart Holdings, Ltd.	171,496	1,288
Metropolitan Holdings, Ltd.	1,174,891	2,150
Mittal Steel South Africa, Ltd.	511,502	3,877
MTN Group, Ltd.	765,293	5,580
Naspers, Ltd. Class N	285,866	4,676
Remgro, Ltd.	146,722	2,448
Reunert, Ltd.	240,201	1,586
Sanlam, Ltd.	1,886,796	3,945
Sasol, Ltd.	448,415	15,058
Shoprite Holdings, Ltd.	542,168	1,372
Standard Bank Group, Ltd.	749,613	8,191
Steinhoff International Holdings, Ltd.	1,054,886	2,739
Telkom SA, Ltd.	251,132	5,042
Tiger Brands, Ltd.	203,331	4,147
Truworths International, Ltd.	1,176,400	3,524
VenFin, Ltd.	142,768	726
		97,756
South Korea - 17.5%
CJ Home Shopping	32,142	2,678
Daelim Industrial Co.	96,190	5,710

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Dongbu Insurance Co., Ltd.	257,170	3,110
Hana Bank	115,050	3,480
Hanjin Heavy Industries & Construction Co., Ltd.	79,960	1,360
Hanjin Shipping Co., Ltd.	110,510	2,519
Hankook Tire Co., Ltd.	184,140	2,204
Hanwha Chem Corp.	262,010	3,093
Hanwha Corp.	183,180	3,462
Hyundai Department Store Co., Ltd.	56,724	3,743
Hyundai Engineering & Construction (Æ)	57,430	1,747
Hyundai Mipo Dockyard	69,800	4,923
Hyundai Mobis	69,450	4,989
Hyundai Motor Co.	175,960	12,151
Kangwon Land, Inc. (Æ)	68,240	1,077
Kookmin Bank	272,139	13,693
Korea Electric Power Corp.	317,960	10,005
Korea Investment Holdings Co., Ltd.	89,930	1,982
Korea Kumho Petrochemical	76,780	1,275
KT Corp. - ADR	221,295	4,503
KT&G Corp.	136,810	6,064
LS Cable, Ltd.	47,720	1,167
LG Chem, Ltd.	41,510	1,703
NCSoft Corp. (Æ)	13,670	952
Nong Shim Co., Ltd.	6,050	1,594
Poongsan Corp.	95,870	1,041
POSCO	80,670	16,729
Samsung Electronics Co., Ltd.	99,861	52,769
Samsung Fire & Marine Insurance Co., Ltd.	33,247	3,199
Shinhan Financial Group Co., Ltd.	326,800	9,647
SK Corp.	153,050	7,621
SK Telecom Co., Ltd.	46,730	8,551
		198,741
Sri Lanka - 0.4%
Dialog Telekom, Ltd. (Æ)	27,804,600	4,600
Taiwan - 11.5%
Acer, Inc.	2,484,245	4,729
Advanced Semiconductor Engineering, Inc. (Æ)	2,048,677	1,413
Asia Optical Co., Inc.	228,745	1,399
Asustek Computer, Inc.	2,145,014	5,226
AU Optronics Corp.	4,606,449	6,847
Cathay Financial Holding Co., Ltd.	3,612,733	6,774
Chang Hwa Commercial Bank	4	-	±
China Steel Corp.	3,469,844	3,004
Chinatrust Financial Holding Co.	5,229,037	4,875
Chunghwa Telecom Co., Ltd.	1,778,000	3,322
Compal Electronics, Inc.	1,491,577	1,492
Delta Electronics, Inc.	1,388,923	2,263
E.Sun Financial Holding Co., Ltd.	2,667,890	1,895

	Principal Amount ($) or Shares	Market Value $
Eva Airways Corp.	2,766,873	1,122
Far Eastern Department Stores Co., Ltd.	2,199,750	1,321
Far Eastern Textile Co., Ltd.	3,575,361	2,316
Far EasTone Telecommunications Co., Ltd.	1,253,000	1,580
First Financial Holding Co., Ltd.	3,969,000	2,922
Formosa Chemicals & Fibre Co.	2,547,130	3,949
Formosa Plastics Corp.	1,281,450	1,909
HON HAI Precision Industry	1,888,081	9,767
Lite-On Technology Corp.	1,606,206	1,665
MediaTek, Inc.	691,900	5,893
Mega Financial Holding Co., Ltd. (Æ)	7,154,000	4,746
Mitac International	849,000	1,006
Nan Ya Plastics Corp.	3,269,086	3,994
Nien Made Enterprises	821,325	956
Novatek Microelectronics Corp., Ltd.	373,904	1,585
Polaris Securities Co., Ltd.	2,490,964	1,017
Powerchip Semiconductor Corp.	1,687,082	1,039
Quanta Computer, Inc.	17	-	±
Siliconware Precision Industries Co.	2,448,096	2,210
Taishin Financial Holdings Co., Ltd.	4,126,700	2,651
Taiwan Cement Corp.	3,322,960	2,061
Taiwan Mobile Co., Ltd.	1,018,000	949
Taiwan Semiconductor Manufacturing Co., Ltd.	12,987,149	21,497
Tripod Technology Corp.	998,400	1,979
United Microelectronics Corp.	4,441,417	2,680
Wan Hai Lines, Ltd.	2,712,484	2,184
Wintek Corp.	874,000	1,269
Wistron Corp. (Æ)	1,511,000	1,425
Yuanta Core Pacific Securities Co.	1,656,530	957
		129,888
Thailand - 3.9%
Advanced Info Service PCL	1,418,000	3,474
Bangkok Bank PCL	1,573,000	4,077
Kasikornbank PCL	3,609,100	5,340
Krung Thai Bank PCL	12,541,700	2,936
Land and Houses PCL	6,711,200	1,197
PTT PCL	1,726,133	10,216
Seamico Securities PCL	3,147,800	386
Shin Corp. PCL	3,508,600	3,234
Siam Cement PCL	942,800	5,240
Thai Oil PCL	1,969,218	3,177
Thai Olefins PCL	1,212,900	1,736
Total Access Communication PCL (Æ)(Ñ)	507,600	1,524
True Corp. PCL (Æ)	11,678,400	2,110
		44,647
Turkey - 2.3%
Akbank TAS	640,812	3,790
Alarko Holding AS	40,656	1,405

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Anadolu Efes Biracilik Ve Malt Sanayii AS	58,640	1,418
BIM Birlesik Magazalar AS (Æ)	41,000	1,051
Denizbank AS	314,900	1,447
Eczacibasi Ilac Sanayi	220,955	646
Eregli Demir ve Celik Fabrikalari TAS	247,683	1,351
Finansbank (Æ)	351,802	1,847
Migros Turk TAS	126,346	1,084
Tupras Turkiye Petrol Rafine	114,285	1,750
Turk Demir Dokum Fabrikalari	126,889	734
Turk Ekonomi Bankasi AS	122,900	1,197
Turk Sise ve Cam Fabrikalari AS	341,102	1,182
Turkcell Iletisim Hizmet AS	299,306	1,625
Turkiye Garanti Bankasi AS (Æ)	708,519	2,003
Turkiye Is Bankasi	528,621	3,163
		25,693
United Kingdom - 0.8%
Anglo American PLC	177,549	4,525
Nelson Resources, Ltd. (Æ)	854,413	2,166
Old Mutual PLC	1,087,439	2,794
		9,485
United States - 0.1%
Mechel Steel Group OAO - ADR (Ñ)	48,642	1,423
Total Common Stocks (cost $682,078)		990,221
Preferred Stocks - 5.0%
Brazil - 3.2%
Banco Bradesco SA	78,544	3,332
Banco Itau Holding Financeira SA	54,357	11,370
Bradespar SA	156,636	3,270
Brasil Telecom SA	815,258	3
Cia Energetica de Minas Gerais	82,000,000	2,865
Investimentos Itau SA	773,261	1,929
Perdigao SA	120,400	3,203
Telemar Norte Leste SA	92,200	2,034
Ultrapar Participacoes SA	120,000	1,986
Usinas Siderurgicas de Minas Gerais SA	284,800	5,904
		35,896
Russia - 0.1%
Transneft	1,030	1,452
South Korea - 1.7%
Hyundai Motor Co.	53,770	2,431
LG Electronics, Inc.	92,310	3,350
Samsung Electronics Co., Ltd.	38,160	13,764
		19,545

	Principal Amount ($) or Shares	Market Value $
Total Preferred Stocks (cost $29,841)		56,893
Short-Term Investments – 7.1%
United Kingdom - 0.7%
HBOS Treasury Services PLC (Ê)(§)(l) 3.690% due 01/26/06	8,000	8,002
United States - 6.4%
American Honda Finance Corp. (Ê)(§)(l) 3.580% due 03/07/06	17,500	17,526
3.404% due 06/22/06	14,000	13,997
General Electric Capital Corp. (Ê)(§) Series MTNA 3.480% due 03/29/06	11,000	11,002
Merrill Lynch & Co., Inc. (Ê)(§) Series MTNB 4.101% due 05/26/06	5,000	5,010
Series MTNC 3.896% due 05/25/06	2,500	2,501
SSgA Prime Money Market Fund	23,306,188	23,306
		73,342
Total Short-Term Investments (cost $81,342)		81,344
Other Securities - 7.9%
State Street Navigator Securities Prime Lending Portfolio (Ω)	89,170,772	89,171
Total Other Securities (cost $89,171)		89,171
Total Investments - 107.3% (identified cost $882,432)		1,217,629
Other Assets and Liabilities, Net - (7.3%)		(82,902)
Net Assets - 100.0%		1,134,727
A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Taiwan Index expiration date 09/05 (710)	17,821	(316)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(316)

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	16	HKD	125	09/02/05	-
USD	8,315	INR	362,500	11/21/05	(87)
HUF	888,011	ZAR	28,508	09/02/05	122
HUF	888,011	ZAR	28,508	09/02/05	(130)
				Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts	(95)

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	6.4	73,540
Consumer Staples	3.6	41,722
Energy	15.9	177,303
Financials	18.6	212,251
Health Care	2.0	22,044
Industrials	5.2	58,571
Information Technology	13.2	152,316
Materials	12.1	136,321
Telecommunication Services	13.3	149,629
Utilities	2.0	23,417
Short-Term Investments	7.1	81,344
Other Securities	7.9	89,171
Total Investments	107.3	1,217,629
Other Assets and Liabilities, net	(7.3)	(82,902)
Net Assets	100.0	1,134,727
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Africa	8.6	97,756
Asia	29.1	329,156
Europe	11.8	134,184
Latin America	20.2	228,395
Middle East	2.5	28,429
South Korea	19.2	218,286
United Kingdom	1.5	17,487
Other	6.5	74,765
Other Securities	7.9	89,171
Total Investments	107.3	1,217,629
Other Assets and Liabilities, net	(7.3)	(82,902)
Net Assets	100.0	1,134,727

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	2,332	3 Month USD LIBOR- BBA minus 2.25%	11/04/05	161
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	6,058	3 Month USD LIBOR- BBA minus 3.50%	04/12/06	(153)
MSCI India Gross Dividends Reinvested	Morgan Stanley	5,473	3 Month USD LIBOR- BBA minus 2.00%	12/16/05	674
MSCI India Gross Dividends Reinvested	Morgan Stanley	3,066	3 Month USD LIBOR- BBA minus 2.50%	04/28/06	8
MSCI Korea Gross Dividends Reinvested	Morgan Stanley	6,393	3 Month USD LIBOR- BBA minus 2.25%	10/05/05	548
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	1,763	3 Month USD LIBOR- BBA minus 2.50%	12/07/05	(92)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	1,978	3 Month USD LIBOR- BBA minus 2.00%	03/10/06	188
MSCI Poland Gross Dividends Reinvested	Morgan Stanley	1,170	3 Month USD LIBOR- BBA minus 3.00%	01/13/06	109
MSCI Poland Gross Dividends Reinvested	Morgan Stanley	2,991	3 Month USD LIBOR- BBA minus 3.50%	04/12/06	357
MSCI Poland Index Total Return Index Swap	Merrill Lynch	4,050	3 Month USD LIBOR- BBA minus 2.50%	03/17/06	501
MSCI Taiwan Index Price Return Index	Citigroup Global Markets Limited	4,000	3 Month USD LIBOR- BBA minus 1.00%	05/29/06	(104)
MSCI Taiwan Index Price Return Index	Citigroup Global Markets Limited	10,266	3 Month USD LIBOR- BBA minus 1.00%	05/29/06	(430)
MSCI Thailand Free Gross Dividends Reinvested	Morgan Stanley	2,877	3 Month USD LIBOR- BBA minus 2.50%	01/27/06	214
		Total Unrealized Appreciation/(Depreciation) on Open Index Swap Contracts			1,981

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

14

SSgA
Emerging Markets Fund

Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
Brazil	9.4
China	4.5
Egypt	1.2
Hong Kong	3.6
Hungary	2.4
India	1.0
Indonesia	3.5
Ireland	0.5
Israel	1.3
Luxembourg	0.5
Mexico	7.6
Pakistan	0.5
Philippines	0.2
Russia	6.0
South Africa	8.6
South Korea	17.5
Sri Lanka	0.4
Taiwan	11.5
Thailand	3.9
Turkey	2.3
United Kingdom	0.8
United States	0.1
Preferred Stock	5.0
Short-Term Investments	7.1
Other Securities	7.9
Total Investments	107.3
Other Assets and Liabilities, Net	(7.3)
Net Assets	100.0
Futures Contracts	-	*
Foreign Currency Exchange Contracts	-	*
Index Swap Contracts	0.2

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

15

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SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

Invests in:  Primarily equity securities of foreign issuers.

Strategy:  The management team utilizes a proprietary bottom-up stock selection process that is based on a quantative multi-factor model used to select the best securities within each underlying country in the MSCI EAFE Index. Portfolio construction focuses on strong risk control for excessive size or style exposures and is benchmark oriented.

International Stock Selection Fund – Institutional Class
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$12,653	26.53%
5 Years	$11,769	3.31	%+
10 Years	$15,407	4.42	%+
International Stock Selection Fund – Class R‡
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$12,576	25.76%
5 Years	$11,516	2.86	%+
10 Years	$14,652	3.89	%+
MSCI® EAFE® Index (Net dividend)
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$12,358	23.58%
5 Years	$10,639	1.25	%+
10 Years	$17,207	5.58	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

International Stock Selection Fund

17

SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

How did the Fund's performance over the past 12 months compare to its benchmark?

Over the past twelve months the International Stock Selection Fund Institutional Class and Class R returned 26.53% and 25.76%, respectively, versus 23.58% for the MSCI EAFE Index. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fund has been rewarded with strong security selection over the past 12 months. Japan was a top performer in the portfolio. Security selection in nearly all Japanese sectors helped the Fund outperform. In particular the consumer discretionary, consumer staples and information technology sectors have all done very well. Sentiment has rallied within the Japanese economy and has helped to lift the 225 stock-Nikkei average to four-year highs.

Investments in Europe also helped the Fund outperform. Investments in the health care and the energy sectors helped the Fund outperform. The Fund was overweight OMV AG, which has significantly outperformed the European energy sector over the period, returning 141.8%. The Fund's underweight position in AstraZeneca PLC helped performance as the company underperformed the European health care sector by over 30%.

As we approach the home stretch of 2005, Europe Austral-Asia and Far East (EAFE) markets appear to be regaining momentum. August trading produced the salutary combination of firm currencies and firm equity markets. There is risk that additional rate hikes and resilient activity in the US will give the dollar a new burst of strength, but low bond yields in Japan and Europe are keeping the cheaper equity valuations in EAFE compelling. The potential for constructive economic surprise in developed markets seems greatest outside the US. Unless confidence in the US dollar rebounds enough to overcome persistent deficit worries, EAFE should be positioned well to complete a fourth consecutive year of outperformance of US equities.

How is the Fund currently positioned to meet its long-term objective?

The Fund's core approach is firmly grounded in rational investment theory and designed to outperform in any but the most extreme environment. Our global team balances a quantitative approach with qualitative inputs to ensure that the portfolio is positioned to consistently add value.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1995.

  #  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index is a trademark of Morgan Stanley Capital International. As of December 2003, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and can be invested in directly.

  +  Annualized.

  ‡  Performance for the International Stock Selection Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

International Stock Selection Fund

18

SSgA

International Stock Selection Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,037.40	$1,020.16
Expenses Paid During Period *	$5.14	$5.09

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,033.60	$1,017.34
Expenses Paid During Period *	$8.00	$7.93

* Expenses are equal to the Fund's expense ratio of 1.56% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Stock Selection Fund

19

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SSgA
International Stock Selection Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 93.7%
Australia - 4.6%
Commonwealth Bank of Australia (Ñ)	96,373	2,730
Commonwealth Property Office Fund	2,586,893	2,486
Leighton Holdings, Ltd. (Ñ)	222,637	2,518
Rio Tinto, Ltd. (Ñ)	72,102	2,764
Santos, Ltd. (Ñ)	65,216	574
Woolworths, Ltd. (Ñ)	114,724	1,412
		12,484
Austria - 1.0%
OMV AG	51,224	2,792
Belgium - 2.1%
Dexia	122,216	2,671
KBC Groep NV (Ñ)	35,089	2,917
		5,588
France - 11.9%
Axa SA (Ñ)	114,639	3,066
BNP Paribas (Ñ)	58,363	4,271
Christian Dior SA	20,835	1,668
France Telecom SA	101,662	3,073
Peugeot SA (Ñ)	23,382	1,461
Renault SA (Ñ)	19,229	1,707
Sanofi-Aventis (Ñ)	29,255	2,511
Schneider Electric SA (Ñ)	25,573	2,019
Societe Generale (Ñ)	43,812	4,758
Total SA (Ñ)	20,571	5,420
Vallourec SA	4,746	1,991
		31,945
Germany - 9.0%
Allianz AG	15,457	2,007
BASF AG	33,452	2,351
Continental AG	39,396	3,130
Deutsche Bank AG (Ñ)	27,368	2,382
Deutsche Post AG (Ñ)	98,129	2,482
Deutsche Telekom AG (Ñ)	78,137	1,488
E.ON AG (Ñ)	37,474	3,587
Muenchener Rueckversicherungs- Gesellschaft AG (Ñ)	25,358	2,850
SAP AG (Ñ)	15,184	2,583
Stada Arzneimittel AG	37,172	1,298
		24,158
Hong Kong - 2.2%
Esprit Holdings, Ltd.	351,000	2,591
Sun Hung Kai Properties, Ltd.	223,000	2,260
Tencent Holdings, Ltd. (Ñ)	1,135,000	1,098
		5,949

	Principal Amount ($) or Shares	Market Value $
Italy - 1.9%
Banca Intesa SpA	390,303	1,887
Eni SpA (Ñ)	108,160	3,207
		5,094
Japan - 22.5%
Advantest Corp. (Ñ)	17,300	1,361
Amada Co., Ltd.	345,000	2,681
Asahi Breweries, Ltd. (Ñ)	164,000	2,024
Chubu Electric Power Co., Inc. (Ñ)	145,800	3,563
Fujitsu, Ltd.	464,000	2,778
Hitachi, Ltd.	138,000	847
Hoya Corp.	10,300	1,348
Itochu Corp. (Ñ)	217,000	1,309
Japan Tobacco, Inc.	283	4,099
JFE Holdings, Inc. (Ñ)	120,500	3,518
Kawasaki Kisen Kaisha, Ltd. (Ñ)	309,000	2,041
Makita Corp. (Ñ)	70,000	1,399
Mazda Motor Corp. (Ñ)	463,000	1,838
Mitsubishi Corp. (Ñ)	270,700	4,482
Mitsubishi Electric Corp.	543,000	2,925
Mitsubishi Gas Chemical Co., Inc.	626,000	4,089
Mitsubishi Tokyo Financial Group, Inc. (Ñ)	220	2,264
Mitsui OSK Lines, Ltd.	342,000	2,524
Nippon Steel Corp.	1,319,000	3,870
Nippon Telegraph & Telephone Corp.	628	2,733
Nisshin Seifun Group, Inc.	184,000	1,998
NTT Data Corp. (Ñ)	669	2,314
Sekisui Chemical Co., Ltd.	228,000	1,479
Toshiba Corp. (Ñ)	227,000	901
Yamaha Motor Co., Ltd.	110,200	2,074
		60,459
Netherlands - 2.9%
ING Groep NV (Ñ)	161,019	4,706
Unilever NV	42,608	2,946
		7,652
Norway - 0.8%
Norsk Hydro ASA	20,200	2,165
Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	244,953	4,080
Repsol YPF SA (Ñ)	155,831	4,617
		8,697
Sweden - 3.7%
Nordea Bank AB	383,715	3,733
Telefonaktiebolaget LM Ericsson Class B	910,800	3,178
Volvo AB Class B (Ñ)	72,000	3,095
		10,006

International Stock Selection Fund

21

SSgA
International Stock Selection Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Switzerland - 6.3%
Credit Suisse Group	73,081	3,182
Nestle SA	5,534	1,557
Roche Holding AG	44,584	6,183
UBS AG	52,147	4,283
Zurich Financial Services AG	9,909	1,759
		16,964
United Kingdom - 21.6%
AstraZeneca PLC	85,984	3,940
BHP Billiton PLC	284,909	4,248
BP PLC	228,818	2,608
BT Group PLC	417,396	1,625
Enterprise Inns PLC	152,208	2,275
GlaxoSmithKline PLC	290,393	7,052
Hays PLC	707,823	1,681
HBOS PLC	216,698	3,399
HSBC Holdings PLC	179,566	2,897
ITV PLC	1,302,200	2,735
O2 PLC	597,951	1,652
Reckitt Benckiser PLC	107,945	3,355
Reuters Group PLC	454,279	2,998
Royal & Sun Alliance Insurance Group	1,160,234	1,948
Royal Dutch Shell PLC Class A (Ñ)	102,135	3,331
Scottish Power PLC	377,579	3,428
Standard Chartered PLC	138,763	2,975
Tate & Lyle PLC	115,625	965
Vodafone Group PLC	1,823,507	5,012
		58,124
Total Common Stocks (cost $215,580)		252,077
Preferred Stocks - 1.1%
Germany - 1.1%
Fresenius AG	22,569	2,925
Total Preferred Stocks (cost $2,863)		2,925
Long-Term Investments - 0.1%
Cayman Islands - 0.1%
MTI Capital Cayman, Ltd. Series REGS 0.500% due 10/01/07	39,000	399
Total Long-Term Investments (cost $312)		399

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.8%
United States - 3.8%
SSgA Prime Money Market Fund	10,183,066	10,183
Total Short-Term Investments (cost $10,183)		10,183
Other Securities - 22.2%
State Street Navigator Securities Prime Lending Portfolio (Ω)	59,617,691	59,618
Total Other Securities (cost $59,618)		59,618
Total Investments - 120.9% (identified cost $288,556)		325,202
Other Assets and Liabilities, Net - (20.9%)		(56,219)
Net Assets - 100.0%		268,983
A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

22

SSgA
International Stock Selection Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU) expiration date 09/05 (255)	6,100	(33)
TOPIX Index (Japan) expiration date 09/05 (25)	2,858	117
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		84

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	338	CHF	430	09/01/05	5
USD	2,844	EUR	2,330	09/01/05	31
USD	49	EUR	40	09/02/05	-
USD	1,508	EUR	1,238	09/27/05	21
USD	2,466	EUR	2,018	09/27/05	26
USD	3,111	GBP	1,733	09/27/05	11
USD	2,855	JPY	314,100	09/27/05	(9)
GBP	564	JPY	112,000	09/02/05	(1)
GBP	564	JPY	112,000	09/02/05	(3)
GBP	228	SEK	3,121	09/02/05	4
GBP	228	SEK	3,121	09/02/05	(2)
GBP	1,043	USD	1,859	09/27/05	(20)
				Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts	63

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	8.5	22,792
Consumer Staples	8.0	21,423
Energy	9.1	24,714
Financials	25.8	69,511
Health Care	8.9	23,909
Industrials	10.9	29,001
Information Technology	5.1	13,562
Materials	8.4	22,831
Non-US Bonds	0.1	399
Telecommunication Services	6.2	16,681
Utilities	3.9	10,578
Short-Term Investments	3.8	10,183
Other Securities	22.2	59,618
Total Investments	120.9	325,202
Other Assets and Liabilities, net	(20.9)	(56,219)
Net Assets	100.0	268,983
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Asia	6.8	18,433
Europe	43.9	117,986
Japan	22.5	60,459
Latin America	0.1	399
United Kingdom	21.6	58,124
Other	3.8	10,183
Other Securities	22.2	59,618
Total Investments	120.9	325,202
Other Assets and Liabilities, net	(20.9)	(56,219)
Net Assets	100.0	268,983

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

23

SSgA
International Stock Selection Fund

Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
Australia	4.6
Austria	1.0
Belgium	2.1
France	11.9
Germany	9.0
Hong Kong	2.2
Italy	1.9
Japan	22.5
Netherlands	2.9
Norway	0.8
Spain	3.2
Sweden	3.7
Switzerland	6.3
United Kingdom	21.6
Preferred Stock	1.1
Long-Term Investments	0.1
Short-Term Investments	3.8
Other Securities	22.2
Total Investments	120.9
Other Assets and Liabilities, Net	(20.9)
Net Assets	100.0
Futures Contracts	-	*
Foreign Currency Exchange Contracts	-	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

24

SSgA

International Growth Opportunities Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

Invests in:  Primarily securities of foreign issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI® EAFE®) Index.

Strategy:  The Fund will attempt to meet its objective through the active selection of foreign equity securities based on the fundamental analysis of companies and investment themes. The investment approach is defined predominantly by a bottom-up stock selection process, informed by a top-down macroeconomic outlook.

International Growth Opportunities Fund
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$12,472	24.72%
5 Years	$8,043	(4.26	%)+
Inception	$11,784	2.26	%+
MSCI® EAFE® Index (Net dividend)
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$12,358	23.58%
5 Years	$10,639	1.25	%+
Inception	$12,998	3.64	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

International Growth Opportunities Fund

25

SSgA

International Growth Opportunities Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the past twelve months ended August 31, 2005, the SSgA International Growth Opportunities Fund returned 24.72% versus the MSCI® EAFE® Index return of 23.58%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fund's long-held overweight to the energy sector, established in October 2004, contributed the most to the Fund's performance over the period. Strong stock selection within this sector also contributed to performance, with companies like BP and Eni among the top contributors for the year. Elsewhere, the rise in commodity and raw materials prices propelled names like Komatsu, the Fund's top contributor; Rio Tinto; and Yara, the Norwegian fertilizer company. Within the beaten-down technology sector, the Fund took partial profits in its holding of Taiwan Semiconductor in first quarter 2005 and also derived benefits from moving overweight within the health care sector, where the larger multi-nationals-including Roche, Sanofi-Aventis, and GlaxoSmithKline-performed well. The Fund's underweight to the telecommunications industry helped for much of the period as well.

Some of the positions within the global consumer sectors lagged the market, thereby detracting from the Fund's performance. These included companies as varied as Sony, Toto, and Compass Group, where the resurgence in demand failed to translate into stock price appreciation.

The market environment this past year changed considerably from that in evidence for much of last year-to the benefit of the Fund. As monetary authorities around the world began to raise administered interest rates, there was a renewed appreciation in the market for higher-quality companies with strong balance sheets, an area previously neglected. As credit conditions tightened, this preference for quality and size became more pronounced to the extent that those stocks with positive growth prospects bounced back from severely oversold levels. Since these conditions favored the Fund's style of investing, the Fund benefited from this market rotation.

How is the Fund currently positioned to meet its long-term objective?

The Fund is regionally overweight in the Pacific Rim, an allocation that has already proven fruitful in 2005, as faster growth in these economies has translated into superior market returns. Similar conditions should continue throughout the balance of this calendar year and into the next, with domestic consumption leading growth upwards in this area of the world.

However, the Fund remains on the watch for opportunities elsewhere. The sell-off in Germany seen earlier this calendar year, for example, has given rise to a number of attractive opportunities that the Fund is exploring. For the moment, the Fund is retaining its overweights to energy, health care and technology; but is narrowing its underweight to telecommunications and will be monitoring the energy sector closely for any signs of early capitulation.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on May 1, 1998. Index comparison also began May 1, 1998.

  #  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2003, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and can be invested in directly.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

International Growth Opportunities Fund

26

SSgA

International Growth Opportunities Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,044.00	$1,019.66
Expenses Paid During Period *	$5.67	$5.60

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Growth Opportunities Fund

27

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SSgA
International Growth Opportunities Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Australia - 4.0%
Coca-Cola Amatil, Ltd. (Ñ)	138,889	908
Foster's Group, Ltd.	285,656	1,245
		2,153
Canada - 0.7%
Cognos, Inc. (Æ)	11,200	403
Denmark - 2.1%
Danske Bank A/S	37,500	1,140
France - 9.0%
BNP Paribas (Ñ)	14,635	1,071
Renault SA (Ñ)	4,916	436
Sanofi-Aventis (Ñ)	21,691	1,862
Total SA (Ñ)	5,770	1,520
		4,889
Germany - 5.5%
E.ON AG (Ñ)	15,303	1,465
SAP AG	3,290	560
Siemens AG	12,457	946
		2,971
Hong Kong - 1.1%
Johnson Electric Holdings, Ltd. (Ñ)	679,000	626
India - 1.0%
Satyam Computer Services, Ltd. - ADR	19,900	545
Ireland - 3.0%
Allied Irish Banks PLC	21,073	456
CRH PLC	43,857	1,194
		1,650
Italy - 5.3%
Eni SpA (Ñ)	50,067	1,485
Luxottica Group SpA (Ñ)	36,394	840
Sanpaolo IMI SpA (Ñ)	39,809	573
		2,898
Japan - 22.3%
Aiful Corp.	12,100	932
Asahi Glass Co., Ltd.	73,000	752
Dai Nippon Printing Co., Ltd.	24,000	384
Eisai Co., Ltd.	30,200	1,150
Fuji Photo Film Co., Ltd.	21,300	690
Hitachi, Ltd.	113,000	693
Kawasaki Heavy Industries, Ltd.	304,000	656
Komatsu, Ltd.	89,000	996

	Principal Amount ($) or Shares	Market Value $
Matsui Securities Co., Ltd. (Ñ)	55,300	587
Mitsui Trust Holdings, Inc.	79,000	890
Nidec Corp.	6,900	786
Nippon Electric Glass Co., Ltd.	27,000	483
Seven-Eleven Japan Co., Ltd. (Ñ)	34,700	1,025
Sumitomo Mitsui Financial Group, Inc. (Ñ)	184	1,510
Toto, Ltd. (Ñ)	73,000	582
		12,116
Netherlands - 4.5%
ING Groep NV (Ñ)	50,220	1,468
Royal Numico NV (Æ)	24,035	997
		2,465
Norway - 0.9%
Yara International ASA (Ñ)	29,057	486
Singapore - 4.1%
DBS Group Holdings, Ltd.	115,000	1,072
Singapore Telecommunications, Ltd.	760,000	1,168
		2,240
South Korea - 1.1%
Samsung Electronics Co., Ltd. - GDR	3,296	588
Spain - 2.9%
Telefonica SA	96,899	1,606
Switzerland - 6.8%
Credit Suisse Group	24,603	1,071
Nestle SA	3,427	964
Roche Holding AG	11,897	1,650
		3,685
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	59,609	491
United Kingdom - 21.7%
Aviva PLC	72,731	806
BG Group PLC	150,790	1,363
BP PLC	171,468	1,954
Carnival PLC	15,258	793
GlaxoSmithKline PLC	70,849	1,720
Reed Elsevier PLC	158,868	1,497
Rio Tinto PLC	46,554	1,658
Rolls-Royce Group PLC (Æ)	126,922	775
Royal Bank of Scotland Group PLC	43,026	1,258
		11,824

International Growth Opportunities Fund

29

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States - 2.4%
Schlumberger, Ltd.	15,000	1,293
Total Common Stocks (cost $43,896)		54,069
Short-Term Investments - 0.1%
United States - 0.1%
SSgA Prime Money Market Fund	74,121	74
Total Short-Term Investments (cost $74)		74
Other Securities - 17.3%
State Street Navigator Securities Prime Lending Portfolio (Ω)	9,410,540	9,411
Total Other Securities (cost $9,411)		9,411
Total Investments - 116.7% (identified cost $53,381)		63,554
Other Assets and Liabilities, Net - (16.7%)		(9,117)
Net Assets - 100.0%		54,437
A portion of the portfolio has been fair valued as of period end.

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	7.4	3,998
Consumer Staples	9.5	5,139
Energy	14.0	7,615
Financials	23.7	12,834
Health Care	11.7	6,382
Industrials	10.7	5,862
Information Technology	7.1	3,910
Materials	7.5	4,090
Telecommunication Services	5.0	2,774
Utilities	2.7	1,465
Short-Term Investments	0.1	74
Other Securities	17.3	9,411
Total Investments	116.7	63,554
Other Assets and Liabilities, net	(16.7)	(9,117)
Net Assets	100.0	54,437
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Asia	12.2	6,643
Europe	40.0	21,790
Japan	22.3	12,116
United Kingdom	21.7	11,824
Other	3.2	1,770
Other Securities	17.3	9,411
Total Investments	116.7	63,554
Other Assets and Liabilities, net	(16.7)	(9,117)
Net Assets	100.0	54,437

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund

30

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
Australia	4.0
Canada	0.7
Denmark	2.1
France	9.0
Germany	5.5
Hong Kong	1.1
India	1.0
Ireland	3.0
Italy	5.3
Japan	22.3
Netherlands	4.5
Norway	0.9
Singapore	4.1
South Korea	1.1
Spain	2.9
Switzerland	6.8
Taiwan	0.9
United Kingdom	21.7
United States	2.4
Short-Term Investments	0.1
Other Securities	17.3
Total Investments	116.7
Other Assets and Liabilities, Net	(16.7)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund

31

SSgA

International Equity Funds

Notes to Schedules of Investments - August 31, 2005

Footnotes

(Æ)  Nonincome-producing security.

(Ê)  Adjustable or floating rate security.

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(Ω)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

ITL - Italian lira

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments

32

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SSgA
International Equity Funds

Statement of Assets and Liabilities - August 31, 2005

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Assets
Investments, at identified cost	$882,432	$288,556	$53,381
Investments, at market*	1,217,629	325,202	63,554
Cash	-	-	-
Cash (restricted)	1,545	1,015	-
Foreign currency holdings**	9,204	4,878	175
Unrealized appreciation on foreign currency exchange contracts	122	98	-
Receivables:
Dividends and interest	3,385	489	121
Dividends from affiliated money market fund	68	27	-
Investments sold	12,145	4,026	-
Fund shares sold	1,524	4,595	107
Foreign taxes recoverable	-	64	12
From Adviser	180	92	19
Daily variation margin on futures contracts	-	53	-
Prepaid expenses	13	3	1
Unrealized appreciation on index swap contracts	2,760	-	-
Total assets	1,248,575	340,542	63,989
Liabilities
Payables:
Investments purchased	18,649	11,233	-
Fund shares redeemed	2,346	411	28
Accrued fees to affiliates	1,150	229	81
Other accrued expenses	66	33	32
Deferred tax liability	1,470	-	-
Unrealized depreciation on foreign currency exchange contracts	217	35	-
Payable upon return of securities loaned	89,171	59,618	9,411
Unrealized depreciation on index swap contracts	779	-	-
Total liabilities	113,848	71,559	9,552
Net Assets	$1,134,727	$268,983	$54,437
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$22,739	$2,285	$586
Accumulated net realized gain (loss)	63,954	7,112	(46,807)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	333,727	36,646	10,173
Futures contracts	(316)	84	-
Index swap contracts	1,981	-	-
Foreign currency-related transactions	(175)	43	-
Shares of beneficial interest	65	26	5
Additional paid-in capital	712,752	222,787	90,480
Net Assets	$1,134,727	$268,983	$54,437

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

34

SSgA
International Equity Funds

Statement of Assets and Liabilities, continued - August 31, 2005

	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$17.47	$10.54	$10.43
Net assets	$1,134,726,772	$268,878,244	$54,436,974
Shares outstanding ($.001 par value)	64,952,826	25,503,630	5,221,224
Net asset value per share: Class R***	$-	$10.47	$-
Net assets	$-	$104,585	$-
Shares outstanding ($.001 par value)	-	9,988	-
Amounts in thousands
* Securities on loan included in investments	$86,752	$57,446	$9,723
** Foreign currency holdings - cost	$9,190	$4,818	$176
***	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

35

SSgA
International Equity Funds

Statement of Operations - For the Period Ended August 31, 2005

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Investment Income
Dividends	$27,971	$5,170	$1,304
Dividends from affiliated money market fund	427	198	17
Interest	1,105	3	-
Securities lending income	173	182	46
Less foreign taxes withheld	(3,203)	(564)	(142)
Total investment income	26,473	4,989	1,225
Expenses
Advisory fees	6,872	1,348	448
Administrative fees	639	155	72
Custodian fees	2,218	341	154
Distribution fees	892	122	63
Transfer agent fees	205	94	35
Professional fees	104	38	35
Registration fees	26	41	16
Shareholder servicing fees	871	57	47
Trustees' fees	31	16	13
Insurance fees	14	3	1
Printing fees	86	11	8
Miscellaneous	4	2	1
Expenses before reductions	11,962	2,228	893
Expense reductions	(509)	(431)	(235)
Net expenses	11,453	1,797	658
Net investment income (loss)	15,020	3,192	567
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund - net of foreign capital gains taxes)	70,840	10,851	6,796
Futures contracts	(2)	743	-
Index swap contracts	12,789	-	-
Foreign currency-related transactions	(712)	(427)	(71)
Net realized gain (loss)	82,915	11,167	6,725
Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	219,892	25,425	5,977
Futures contracts	(320)	94	-
Index swap contracts	1,313	-	-
Foreign currency-related transactions	(461)	55	(4)
Net change in unrealized appreciation (depreciation)	220,424	25,574	5,973
Net realized and unrealized gain (loss)	303,339	36,741	12,698
Net Increase (Decrease) in Net Assets from Operations	$318,359	$39,933	$13,265

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

36

SSgA
International Equity Funds

Statement of Changes in Net Assets - For the Periods Ended August 31,

	Emerging Markets Fund		International Stock Selection Fund		International Growth Opportunities Fund
Amounts in thousands	2005	2004	2005	2004	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,020	$9,486	$3,192	$1,831	$567	$553
Net realized gain (loss)	82,915	64,577	11,167	16,267	6,725	5,306
Net change in unrealized appreciation (depreciation)	220,424	31,576	25,574	6,438	5,973	852
Net increase (decrease) in net assets from operations	318,359	105,639	39,933	24,536	13,265	6,711
Distributions
From net investment income*	(10,593)	(12,832)	(2,814)	(1,780)	(1,091)	(791)
From realized gain	(23,057)	-	-	-	-	-
Net decrease in net assets from distributions	(33,650)	(12,832)	(2,814)	(1,780)	(1,091)	(791)
Share Transactions
Net increase (decrease) in net assets from share transactions	151,980	90,925	107,320	1,878	(17,160)	(21,940)
Redemption Fees	145	92	12	14	6	48
Total Net Increase (Decrease) in Net Assets	436,834	183,824	144,451	24,648	(4,980)	(15,972)
Net Assets
Beginning of period	697,893	514,069	124,532	99,884	59,417	75,389
End of period	$1,134,727	$697,893	$268,983	$124,532	$54,437	$59,417
Undistributed (overdistributed) net investment income included in net assets	$22,739	$8,256	$2,285	$2,201	$586	$1,094

*  Includes International Stock Selection Fund Class R distributions of less than $500.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

37

SSgA
International Equity Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Redemption Fees added to Additional Paid-in Capital
Emerging Markets Fund
August 31, 2005	12.72	.26		5.09	5.35	(.19)	(.41)	(.60)	-	(f)
August 31, 2004	10.80	.18		2.00	2.18	(.26)	-	(.26)	-	(f)
August 31, 2003	8.68	.14		2.01	2.15	(.03)	-	(.03)	-	(f)
August 31, 2002	8.31	.09		.27	.36	-	-	-	.01
August 31, 2001	11.37	.14		(3.13)	(2.99)	(.07)	-	(.07)	-	(f)
International Stock Selection Fund
Institutional Class
August 31, 2005	8.51	.17		2.05	2.22	(.19)	-	(.19)	-	(f)
August 31, 2004	6.97	.12		1.55	1.67	(.13)	-	(.13)	-	(f)
August 31, 2003	6.32	.10		.62	.72	(.07)	-	(.07)	-	(f)
August 31, 2002	7.42	.08		(1.14)	(1.06)	(.04)	-	(.04)	-	(f)
August 31, 2001	10.87	.09		(2.29)	(2.20)	-	(1.26)	(1.26)	.01
Class R
August 31, 2005	8.51	-	(f)	2.15	2.15	(.19)	-	(.19)	-	(f)
August 31, 2004 (1)	8.08	.05		.38	.43	-	-	-	-	(f)
International Growth Opportunities Fund
August 31, 2005	8.51	.09		1.98	2.07	(.15)	-	(.15)	-	(f)
August 31, 2004	7.76	.07		.78	.85	(.11)	-	(.11)	.01
August 31, 2003	7.30	.06		.44	.50	(.04)	-	(.04)	-	(f)
August 31, 2002	9.15	.04		(1.86)	(1.82)	(.04)	-	(.04)	.01
August 31, 2001	14.37	.05		(4.51)	(4.46)	(.06)	(.71)	(.77)	.01

(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(d) The ratios for periods less than one year are annualized.
(e) Less than .005% of average net assets
(f)     Less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

38

	$ Net Asset Value, End of Period	% Total Return(b)	% $ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	Ratio of Net Investment Income to Average Net Assets(c)(d)		% Portfolio Turnover Rate(b)
Emerging Markets Fund
August 31, 2005	17.47	43.83	1,134,727	1.25	1.31	1.64		52.61
August 31, 2004	12.72	20.38	697,893	1.25	1.40	1.44		64.36
August 31, 2003	10.80	24.95	514,069	1.25	1.35	1.59		88.02
August 31, 2002	8.68	4.45	382,343	1.25	1.44	.98		92.10
August 31, 2001	8.31	(26.39)	334,217	1.25	1.47	1.48		49.97
International Stock Selection Fund
Institutional Class
August 31, 2005	10.54	26.53	268,878	1.00	1.24	1.78		59.41
August 31, 2004	8.51	24.19	124,521	1.00	1.24	1.50		78.44
August 31, 2003	6.97	11.55	99,884	1.00	1.28	1.65		70.08
August 31, 2002	6.32	(14.32)	71,135	1.00	1.31	1.20		49.55
August 31, 2001	7.42	(21.64)	78,626	1.00	1.33	1.06		85.14
Class R
August 31, 2005	10.47	25.76	105	1.58	1.82	-	(e)	59.41
August 31, 2004 (1)	8.51	5.32	11	.91	1.34	1.84		78.44
International Growth Opportunities Fund
August 31, 2005	10.43	24.72	54,437	1.10	1.49	.95		82.02
August 31, 2004	8.51	11.17	59,417	1.10	1.43	.83		58.46
August 31, 2003	7.76	6.86	75,389	1.10	1.47	.92		48.92
August 31, 2002	7.30	(19.84)	95,761	1.10	1.25	.46		55.35
August 31, 2001	9.15	(32.28)	111,216	1.10	1.22	.41		39.14

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

39

SSgA

International Equity Funds

Notes to Financial Statements - August 31, 2005

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2005. These financial statements report on three Funds, the SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and the SSgA International Growth Opportunities Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. On July 31, 2003, the Class R prospectus became effective for the International Stock Selection Fund. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with the Board approved Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1)  market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2)  trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3)  where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4)  a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5)  the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Trust's calculation of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Notes to Financial Statements

40

SSgA

International Equity Funds

Notes to Financial Statements, continued - August 31, 2005

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Funds' intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

At August 31, 2005 the following Fund had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until its expiration dates, whichever occurs first:

	Expiration year
	08/31/2010	08/31/2011	08/31/2012	Total
International Growth Opportunities	$9,619,456	$18,072,455	$18,722,774	$46,414,685

At August 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Cost of Investments for Tax Purposes	$893,931,056	$289,971,634	$53,866,161
Gross Tax Unrealized Appreciation	332,663,363	36,311,477	10,288,614
Gross Tax Unrealized Depreciation	(8,965,540)	(1,081,262)	(600,315)
Net Tax Unrealized Appreciation (Depreciation)	$323,697,823	$35,230,215	$9,688,299
Undistributed Ordinary Income	$38,051,348	$3,667,445	$687,127
Undistributed Long-Term Gains (Capital Loss Carryforward)	$61,760,683	$7,176,394	$(46,414,685)
Tax Composition of Distributions
Ordinary Income	$10,593,380	$2,813,937	$1,091,055
Long-term Capital Gains	23,057,202	-	-

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes ("GAAP"). Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations

Notes to Financial Statements

41

SSgA

International Equity Funds

Notes to Financial Statements, continued - August 31, 2005

and GAAP relate primarily to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The International Stock Selection Fund offers Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of Emerging Markets Fund, International Stock Selection Fund, and International Growth Opportunities Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable Fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended August 31, 2005, the Emerging Markets Fund, International Stock Selection Fund, and the International Growth Opportunities Fund earned $144,859, $11,701 and $5,626, respectively in redemption fees. Shares of the Funds held by the SSgA Life Solutions Funds are not subject to the redemption fee.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. This fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at August 31, 2005. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation/(depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the fund.

Fund	Deferred Tax Liability	Capital Gains Taxes
Emerging Markets Fund	$1,469,962	$695,367

Notes to Financial Statements

42

SSgA

International Equity Funds

Notes to Financial Statements, continued - August 31, 2005

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a Fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open foreign currency exchange contracts at August 31, 2005 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of August 31, 2005, the cash collateral balances held in connection with futures contracts purchased (sold) were as follows:

Emerging Markets	$1,544,911
International Stock Selection	1,015,306

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Notes to Financial Statements

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International Equity Funds

Notes to Financial Statements, continued - August 31, 2005

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

3.  Investment Transactions

Securities

For the period ended August 31, 2005, purchases and sales of investment securities, excluding short-term investments, aggregated to the following:

Funds	Purchases	Sales
Emerging Markets	$582,135,286	$448,734,786
International Stock Selection	200,674,017	102,865,898
International Growth Opportunities	47,942,349	65,019,300

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets to certain broker dealers and other financial institutions. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of August 31, 2005, the value of outstanding securities on loan and the value of collateral amounted to the following:

Funds	Value of Securities on Loan	Value of Cash Collateral
Emerging Markets	$86,752,298	$89,170,772
International Stock Selection	57,445,500	59,617,691
International Growth Opportunities	9,723,429	9,410,540

As of August 31, 2005, the non-cash collateral received for the securities on loan for the International Growth Opportunities Fund was $662,332. The non-cash collateral consists of a pool of Sovereign Debt Securities.

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other

Notes to Financial Statements

44

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International Equity Funds

Notes to Financial Statements, continued - August 31, 2005

advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which direct the investments of the Funds in accordance with their investment objectives, policies, and limitations.

For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of their average daily net assets.

If the total expenses of both the Institutional Class and Class R are above their respective caps, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser has contractually agreed to reimburse the Emerging Markets Fund for all expenses in excess of 1.25% of its average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the reimbursement for the period ended August 31, 2005 was $503,240.

The Adviser has contractually agreed to reimburse the International Stock Selection Fund Institutional Class and Class R for all expenses in excess of 1.00% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended August 31, 2005 was $430,742 for the Institutional Class and $192 for Class R.

The Adviser has contractually agreed to reimburse the International Growth Opportunities Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the reimbursement for the period ended August 31, 2005 was $234,773.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2005, $33,563,375 of the Prime Money Market Fund's net assets represents investments by these Funds, and $1,248,212 represents the investments of other affiliated Funds not presented herein.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS serves as sub-transfer agent.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following under these arrangements:

Funds	Amount Paid
Emerging Markets	$5,972
International Stock Selection	37
International Growth Opportunities	319

Notes to Financial Statements

45

SSgA

International Equity Funds

Notes to Financial Statements, continued - August 31, 2005

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion - .07%; over $1 billion - .05%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended August 31, 2005, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers.

Funds	State Street	Global Markets	CitiStreet
Emerging Markets	$229,064	$6,123	$178,870
International Stock Selection	44,905	1,839	23
International Growth Opportunities	14,945	2,608	28,987

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2005.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. Under the R Plan each fund pays the Distributor a fee not to exceed 0.70% of the fund's average net asset value per year, for distribution, shareholder and administrative services provided to the fund by the Distributor and Financial Intermediaries. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out

Notes to Financial Statements

46

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International Equity Funds

Notes to Financial Statements, continued - August 31, 2005

of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a fund are not permitted by the R Plan to exceed .65% of the fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a fund are not permitted by the R Plan to exceed 0.05% of the fund's average daily net asset value per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of August 31, 2005.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended August 31, 2005, this amounted to $40 for the International Stock Selection Fund.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2005 were as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Advisory fees	$723,172	$165,246	$35,026
Administration fees	84,020	21,285	6,847
Custodian fees	95,080	14,700	18,364
Distribution fees	97,337	5,112	6,721
Shareholder servicing fees	114,097	6,243	5,157
Transfer agent fees	32,285	13,750	6,430
Trustees' fees	3,897	2,350	2,166
	$1,149,888	$228,686	$80,711

Beneficial Interest

As of August 31, 2005, the following table includes shareholders (one of which was also an affiliate of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Emerging Markets	2	39.3
International Stock Selection	1	41.9
International Growth Opportunities	3	77.1

Notes to Financial Statements

47

SSgA

International Equity Funds

Notes to Financial Statements, continued - August 31, 2005

5.  Fund Share Transactions

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
Emerging Markets Fund	2005	2004	2005	2004
Proceeds from shares sold	22,908	22,597	$352,750	$280,799
Proceeds from reinvestment of distributions	2,375	974	30,973	10,963
Payments for shares redeemed	(15,208)	(16,279)	(231,743)	(200,837)
Total net increase (decrease)	10,075	7,292	$151,980	$90,925
International Stock Selection Fund
Institutional Class
Proceeds from shares sold	16,513	4,925	$162,857	$39,679
Proceeds from reinvestment of distributions	97	71	852	525
Payments for shares redeemed	(5,731)	(4,712)	(56,467)	(38,336)
	10,879	284	$107,242	$1,868
Class R
Proceeds from shares sold	42	1	$397	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	(33)	-	(319)	-
	9	1	78	10
Total net increase (decrease)	10,888	285	$107,320	$1,878
International Growth Opportunities Fund
Proceeds from shares sold	2,958	3,418	$28,177	$29,588
Proceeds from reinvestment of distributions	111	61	955	490
Payments for shares redeemed	(4,829)	(6,208)	(46,292)	(52,018)
Total net increase (decrease)	(1,760)	(2,729)	$(17,160)	$(21,940)

6.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. Miscellaneous expense on the Statement of Operations of the International Growth Opportunities Fund includes $546 paid under the Interfund Lending Program for the period ended August 31, 2005.

Notes to Financial Statements

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International Equity Funds

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7.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of August 31, 2005, illiquid securities held by the Funds were as follows:

Fund - % of Net Assets Securities	Acquistion Date	Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Emerging Markets Fund - 0.0%
Skyworth Digital	11/15/04	966,000	0.36	348	37

Restricted securities are subject to contractual limitation on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of August 31, 2005:

Fund -% of Net Assets Securities	Acquisition	Shares Date	Cost per Unit Outstanding	Cost (000) $$	Market Value (000) $
Emerging Markets Fund - 4.1%
American Honda Finance Corp.	02/07/05	17,500,000	100.13	17,523	17,526
American Honda Finance Corp.	06/20/05	14,000,000	100.00	14,000	13,997
HBOS Treasury Services PLC	01/03/05	8,000,000	100.02	8,002	8,002
NovaTek OAO - GDR	07/21/05	24,928	16.75	418	545
Orascom Telecom Holding SAE - GDR	01/25/05	135,241	33.10	4,476	6,254
					46,324

8.  Change of Independent Registered Public Accounting firm

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees determined not to retain PricewaterhouseCoopers LLP ("PwC") as the Funds' Independent Auditor, and voted to appoint Deloitte & Touche LLP as the Funds' Independent Auditor for the fiscal year ended August 31, 2005 effective November 16, 2004. During the two most recent fiscal years and through November 30, 2004, the date the Board of Trustees notified PwC of their decision not to retain them as the Funds' auditor, PwC's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PwC on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports.

Notes to Financial Statements

49

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and SSgA International Growth Opportunities Fund (the "Funds") (three of the funds comprising the SSgA Funds) as of August 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended August 31, 2004 and the financial highlights for each of the four years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the year ended August 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2005

Report of Independent Registered Public Accounting Firm

50

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International Equity Funds

Tax Information - August 31, 2005 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2005 as follows:

Emerging Markets	$23,057,202

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Emerging Markets Fund	0.0%
International Stock Selection Fund	0.0%
International Growth Opportunities Fund	0.0%

For the tax year ended August 31, 2005, the Funds hereby designate 100%, or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2006 will show the tax status of all distributions paid to your account in calendar year 2005.

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid and gross income earned from foreign sources in the taxable year ended August 31, 2005:

Funds	Foreign Taxes Paid	Foreign Taxes Paid Per Share	Foreign Source Income	Foreign Source Income Per Share
Emerging Markets	$3,742,739	$0.0576	$21,665,629	$0.3336
International Stock Selection	457,991	0.0180	4,918,821	0.1928
International Growth Opportunities	104,466	0.0200	1,202,760	0.2304

Please consult a tax adviser for questions about federal or state income tax laws.

Tax Information

51

SSgA
International Equity Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 5, 2005, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. However, the Trustees determined that the subject of economies of scale would be analyzed in greater detail in connection with their consideration of the advisory contract next year.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

52

SSgA

International Equity Funds

Shareholder Requests for Additional Information - August 31, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i)  without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i)  without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

53

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers -
August 31, 2005 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Lynn L. Anderson, Age 66 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Trust Company; • Chief Executive Officer, Russell Fund Distributors.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies).
					• Director, Frank Russell Asset Management (Cayman) II and Frank Russell Asset Management (Cayman) III

INDEPENDENT TRUSTEES

William L. Marshall Age 63 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

54

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 49 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 57 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Chairman, Governance and Nominating Committee Member, Valuation Committe Member, Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

55

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 60 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 62 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance and Nominating Committee Chairman, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 58 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Chairman, Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

56

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

J. David Griswold Age 48 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company (institutional financial consultant);
• Assistant Secretary and Associate General Counsel, Director – Global Regulatory Policy, Frank Russell Investment Management Company (investment management);
• Director – Global Regulatory Policy, Russell Real Estate Advisors, Inc. (investment management);
• Assistant Secretary and Associate General Counsel, Frank Russell Capital Inc. (investment adviser of private equity funds), and Frank Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc. (institutional brokerage firm); and
• Director, Frank Russell Canada Limited/Limitee (institutional financial consultant); Total Risk Management Pty Limited (Approved Trustee for superannuation fund outsourcing clients); and Frank Russell Company, Ltd. (asset management consulting in Japan)
• Chief Compliance Officer, Frank Russell Company

James Ross Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002 Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 41 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.
• Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini Age 62 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

57

SSgA
International Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Mark E. Swanson, Treasurer and Principal Accounting Officer

James Ross, Vice President and Principal Executive Officer

J. David Griswold, Vice President and Secretary

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

58

IEAR-08/05 (45330)

INDEX FUND

S&P 500 Index Fund

Annual Report

August 31, 2005

SSgA Funds
Index Fund

Annual Report

August 31, 2005

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Index Fund

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholders,

As president of SSgA Funds Management, Inc., I am pleased to provide you with the SSgA Funds® annual report for the fiscal year ended August 31, 2005. This report provides an overview of the investment process for each fund, discussion about the management of each portfolio, and performance and financial statements. I hope you find this information useful as you review your overall investment strategy.

This was another exciting year for the SSgA Funds family, now comprised of 26 mutual funds representing a diverse group of investment strategies, including: money market, fixed income, domestic and international equity, and balanced funds. Based upon continual review of our product breadth, as well as insight into marketplace demand, we chose to open two new funds this fiscal year: the SSgA Directional Core Fund and the SSgA Enhanced Small Cap Fund. We also chose to close the SSgA Special Equity Fund and the SSgA MSCI EAFE Index Fund. Additionally, we created various class share products that specifically target the retirement plan and institutional markets.

I thank you, on behalf of SSgA Funds Management, for choosing SSgA Funds. Our reputation is built upon the trust our clients place in us every day to design and deliver exceptional financial services and products. In today's complex global marketplace, rest assured that we are committed to providing you with outstanding investment vehicles to meet your evolving investment challenges and needs. We look forward to continuing to share the benefit of our experience with you.

Sincerely,

James Ross
SSgA Funds Management, Inc.
President

President's Letter

3

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SSgA

S&P 500 Index Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks to replicate the total return of the S&P 500® Index.

Invests in:  Shares of the State Street Equity 500 Index Portfolio.

Strategy:  The Portfolio's holdings are comprised of the 500 stocks in the S&P 500® Index. The Index is designed to capture the price performance of a large cross-section of the US publicly traded stock market.

S&P 500 Index Fund
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,244	12.44%
5 Years	$8,643	(2.87	%)+
10 Years	$25,147	9.66	%+
Standard & Poor's® 500 Composite Stock Price Index
Period Ended 08/31/2005	Growth of $10,000	Total Return
1 Year	$11,256	12.56%
5 Years	$8,717	(2.71	%)+
10 Years	$25,592	9.85	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

S&P 500 Index Fund

5

SSgA

S&P 500 Index Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks to replicate the total return of the S&P 500® Index.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the 12 months ended August 31, 2005, the SSgA S&P 500 Index Fund returned 12.44% versus the S&P 500 Index return of 12.56%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

During the past fiscal year, energy and utilities were the best performing sectors in the S&P 500 Index. Energy gained 51.40%, while utilities gained 34.50%. Every sector ended the year in positive return territory, with the worst performing sector, telecommunication services, recording a gain of 1.95%.

In a passively managed index portfolio, the securities with the best and worst returns do not necessarily have the greatest impact on the overall portfolio's return. The weight of the security, together with the security's return, determines the impact that the security has on overall portfolio return.

Although the returns of Exxon Mobil, at 32.58%; Altria, at 51.61%; and ConocoPhillips, at 9.12%, paled in comparison to Valero, Apple and Humana, they provided the largest contribution to return. Exxon Mobil and Altria are two of the ten largest securities in the S&P 500 Index, while ConocoPhillips is one of the top thirty. Similarly, the greatest detractors from overall portfolio return performed much better than the securities with the worst returns. Pfizer, at -19.82%; Merck, at -33.40%; and AIG, at -16.16% dragged the Index return down more than any other securities. Pfizer and AIG are among the top ten holdings, while Merck is one of the top thirty largest stocks.

How is the Fund currently positioned to meet its long-term objective?

The Fund invests in a master portfolio that uses a full replication strategy to manage the SSgA S&P 500 Index Fund. With this strategy, all 500 constituents of the S&P 500 Index are owned by the master portfolio in the approximate capitalization weight of the Index. Cash is generally held to less than 5% of the total portfolio value and is equitized using S&P 500 Index futures contracts. This methodology has provided consistent tracking.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1995.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

"Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500" and "500" are trademarks of Standard & Poor's Corporation and have been licensed for use by The SSgA Funds. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

S&P 500 Index Fund

6

SSgA

S&P 500 Index Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,023.30	$1,024.35
Expenses Paid During Period *	$0.87	$0.87

* Expenses are equal to the Fund's expense ratio of .17% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

S&P 500 Index Fund

7

SSgA
S&P 500 Index Fund

August 31, 2005 (Unaudited)

Master Portfolio Summary (Unaudited)	% of Net Assets
Consumer Discretionary	11.1
Consumer Staples	9.8
Energy	9.5
Financials	19.4
Health Care	13.0
Industrials	10.8
Information Technology	15.2
Materials	2.8
Telecommunication Services	3.1
Utilities	3.4
Short-Term Investments	4.9
Total Investments	103.0
Other Assets and Liabilities, Net	(3.0)
Net Assets	100.0
Futures Contracts	-	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

S&P 500 Index Fund

8

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SSgA
Index Fund

Statement of Assets and Liabilities - August 31, 2005

Amounts in thousands	S&P 500 Index Fund
Assets
Investments, at identified cost	$1,377,287
Investments in Master Portfolio, at value	1,860,737
Receivable for fund shares sold	1,694
Prepaid expenses	28
Total assets	1,862,459
Liabilities
Payables:
Fund shares redeemed	1,482
Accrued fees to affiliates	186
Other accrued expenses	48
Total liabilities	1,716
Net Assets	$1,860,743
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$8,214
Accumulated net realized gain (loss) allocated from Master Portfolio	(376,109)
Unrealized appreciation (depreciation) allocated from Master Portfolio on:
Investments	483,450
Futures contracts	1,009
Shares of beneficial interest	92
Additional paid-in capital	1,744,087
Net Assets	$1,860,743
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$20.17
Net assets	$1,860,743,444
Shares outstanding ($.001 par value)	92,275,156

*Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

10

SSgA
Index Fund

Statement of Operations - For the Period Ended August 31, 2005

Amounts in thousands	S&P 500 Index Fund
Investment Income Allocated From Master Portfolio
Dividends	$41,338
Interest	1,124
Expenses	(886)
Total investment income allocated from Master Portfolio	41,576
Fund Level Expenses
Administrative fees	403
Custodian fees	20
Distribution fees	553
Transfer agent fees	233
Professional fees	136
Registration fees	42
Shareholder servicing fees	785
Trustees' fees	55
Insurance fees	32
Printing fees	82
Miscellaneous	12
Net Fund level expenses	2,353
Net investment income (loss)	39,223
Net Realized and Unrealized Gain (Loss) Allocated From Master Portfolio
Net realized gain (loss) on:
Investments	(11,555)
Futures contracts	2,812
Net realized gain (loss)	(8,743)
Net change in unrealized appreciation (depreciation) on:
Investments	190,449
Futures contracts	1,561
Net change in unrealized appreciation (depreciation)	192,010
Net realized and unrealized gain (loss)	183,267
Net Increase (Decrease) in Net Assets from Operations	$222,490

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

11

SSgA
Index Fund

Statement of Changes in Net Assets - For the Periods Ended August 31,

	S&P 500 Index Fund
Amounts in thousands	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,223	$31,046
Net realized gain (loss)	(8,743)	(23,237)
Net change in unrealized appreciation (depreciation)	192,010	201,936
Net increase (decrease) in net assets from operations	222,490	209,745
Distributions
From net investment income	(37,703)	(30,388)
Net decrease in net assets from distributions	(37,703)	(30,388)
Share Transactions
Net increase (decrease) in net assets from share transactions	(264,227)	(80,347)
Total Net Increase (Decrease) in Net Assets	(79,440)	99,010
Net Assets
Beginning of period	1,940,183	1,841,173
End of period	$1,860,743	$1,940,183
Undistributed (overdistributed) net investment income included in net assets	$8,214	$6,855

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

12

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SSgA
Index Fund

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss)	$$ Total Income from Operations	$$ Distributions From Net Investment Income	$$ Distributions From Net Realized Gain	$Net Asset Value, Total Distributions
S&P 500 Index Fund
August 31, 2005	18.28	.39	1.87	2.26	(.37)	-	(.37)
August 31, 2004	16.69	.28	1.59	1.87	(.28)	-	(.28)
August 31, 2003	15.16	.25	1.52	1.77	(.24)	-	(.24)
August 31, 2002	18.77	.23	(3.61)	(3.38)	(.23)	-	(.23)
August 31, 2001	26.41	.24	(6.46)	(6.22)	(.25)	(1.17)	(1.42)

(a)  Average month-end shares outstanding were used for this calculation.
(b)  Expense ratios include the Fund's share of the Master Portfolio's allocated expenses.
(c)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%
(d) Unaudited.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ (%) End of Period	$Ratio of Expenses Net Assets, Total Return	Ratio of Expenses to Average End of Period (000)	%% Ratio of Net to Average Net Assets, Net(b)(c)	% % Investment Income Net Assets, Gross(b)	Portfolio to Average Net Assets(c)	Turnover of the Portfolio(d)
S&P 500 Index Fund
August 31, 2005	20.17	12.44	1,860,743	.16	.16	1.99	10.38
August 31, 2004	18.28	11.23	1,940,183	.15	.15	1.56	9.52
August 31, 2003	16.69	11.89	1,841,173	.15	.15	1.65	12.52
August 31, 2002	15.16	(18.20)	1,604,069	.16	.16	1.31	16.02
August 31, 2001	18.77	(24.48)	2,320,240	.17	.17	1.12	12.01

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA

Index Fund

Notes to Financial Statements - August 31, 2005

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2005. This financial statement reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The S&P 500 Index Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The Fund has the same investment objective as the Portfolio in which it invests. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 77.23% at August 31, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.  Significant Accounting Policies

The Fund's financial statement is prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statement. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements.

Security Valuation

The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Investment Income

The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2005, the Fund had the following net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
	8/31/2009	8/31/2010	8/31/2011	8/31/2012	8/31/2013	Total
S&P 500 Index	$7,245,507	$80,349,911	$89,179,793	$20,170,152	$9,160,101	$206,105,464

At August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$-
Undistributed Long-Term Gains (Capital Loss Carryforward)	($206,105,464)

Notes to Financial Statements

SSgA
Index Fund

Notes to Financial Statements, continued - August 31, 2005

Tax Composition of Distributions

S&P 500 Index
Ordinary Income	$37,703,127
Long-Term Capital Gains	$-

As permitted by tax regulations, the Fund intends to defer a net realized capital loss incurred from November 1, 2004 to August 31, 2005, of $2,950,354 and treat it as arising in the fiscal year 2006.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized losses recognized for financial reporting purposes. These differences relate primarily to investments in futures, losses deferred due to wash sales and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid-in capital. These differences primarily relate to realized losses on redemptions in-kind.

Expenses

Expenses allocated from the Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all Funds of the Investment Company based principally on their relative net assets.

3.  Investment Transactions

Securities

Net daily increases and decreases in the Fund's investment in the Portfolio aggregated to the following, for the period ended August 31, 2005:

Fund	Increases	Decreases
S&P 500 Index	$249,315,881	$521,063,278

4.  Related Parties

Adviser

The Fund is allocated a charge for a management fee from the Portfolio, calculated daily at an annual rate of .045% of average daily net assets. This fee relates to the advisory, custody, transfer agency and administrative fees provided by the Portfolio on behalf of their investors. The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. The Investment Company also has contracts with State Street to provide fund accounting, shareholder servicing and transfer agent services to the Fund. These amounts are presented on the accompanying Statement of Operations.

The Adviser has agreed to reimburse the Fund for all fund and allocated Portfolio expenses that exceed .18% of its average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). No reimbursement was made during the period ended August 31, 2005.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

Notes to Financial Statements

SSgA
Index Fund

Notes to Financial Statements, continued - August 31, 2005

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Fund's regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Fund pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 to $1 billion - .0315%; over $1 billion - .01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a fee to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of .100%.

For the period ended August 31, 2005, the Fund paid the following shareholder servicing expenses to affiliated service providers:

Fund	State Street	Global Markets	CitiStreet
S&P 500 Index	$492,598	$6,871	$88,259

The Fund did not incur any expenses from Fiduciary Investor Services and High Net Worth Services during the period.

Total shareholder servicing payments shall not exceed .20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments there under at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2005.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Notes to Financial Statements

SSgA
Index Fund

Notes to Financial Statements, continued - August 31, 2005

Accrued fees payable to affiliates and trustees as of August 31, 2005 were as follows:

S&P 500 Index
Administration fees	$25,051
Custodian fees	1,439
Distribution fees	44,953
Shareholder servicing fees	66,915
Transfer agent fees	41,278
Trustees' fees	6,677
$186,313

Beneficial Interest

As of August 31, 2005, there were no shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of the Fund.

5.  Fund Share Transactions:

	(amounts in thousands) For the Years Ended August 31,
	Shares		Dollars
S&P 500 Index	2005	2004	2005	2004
Proceeds from shares sold	25,573	29,645	$499,005	$535,409
Proceeds from reinvestment of distributions	1,721	1,518	33,502	27,317
Payments for shares redeemed	(41,138)	(35,388)	(796,734)	(643,073)
Total net increase (decrease)	(13,844)	(4,225)	$(264,227)	$(80,347)

6.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. The Fund did not utilize the Interfund Lending Program during the period.

7.  Dividends

On September 1, 2005, the Fund declared the following dividend from net investment income payable on September 8, 2005 to shareholders on record September 2, 2005.

Fund	Net Investment Income
S&P 500 Index	$0.0908

Notes to Financial Statements

SSgA
Index Fund

Notes to Financial Statements, continued - August 31, 2005

8.  Change of Independent Registered Public Accounting Firm

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees determined not to retain PricewaterhouseCoopers LLP ("PwC") as the Funds' Independent Auditor, and voted to appoint Deloitte & Touche LLP as the Funds' Independent Auditor for the fiscal year ended August 31, 2005 effective November 16, 2004. During the two most recent fiscal years and through November 30, 2004, the date the Board of Trustees notified PwC of their decision not to retain them as the Funds' auditor, PwC's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PwC on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports.

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SSgA S&P 500 Index Fund (the "Fund") (one of the funds comprising the SSgA Funds) as of August 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. The financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statement and financial highlights based on our audits. The statement of changes for the year ended August 31, 2004 and the financial highlights for each of the four years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year ended August 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2005

Report of Independent Registered Public Accounting Firm

SSgA
Index Fund

Tax Information - August 31, 2005 (Unaudited)

The Fund designates dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

S&P 500 Index Fund	100.0%

For the tax year ended August 31, 2005, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005.

Please consult a tax adviser for questions about federal or state income tax laws.

Tax Information

SSgA
Index Fund

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 5, 2005, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. However, the Trustees determined that the subject of economies of scale would be analyzed in greater detail in connection with their consideration of the advisory contract next year.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

SSgA
Index Fund

Shareholder Requests for Additional Information - August 31, 2005 (Unaudited)

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file the complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments in available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
Index Fund

Disclosure of Information about Fund Trustees and Officers -
August 31, 2005 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Lynn L. Anderson, Age 66 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Trust Company; • Chief Executive Officer, Russell Fund Distributors.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies).
					• Director, Frank Russell Asset Management (Cayman) II and Frank Russell Asset Management (Cayman) III

INDEPENDENT TRUSTEES

William L. Marshall Age 63 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Index Fund

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 49 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 57 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Chairman, Governance and Nominating Committee Member, Valuation Committe Member, Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

SSgA
Index Fund

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 60 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 62 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance and Nominating Committee Chairman, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 58 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Chairman, Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

SSgA
Index Fund

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

J. David Griswold Age 48 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company (institutional financial consultant);
• Assistant Secretary and Associate General Counsel, Director – Global Regulatory Policy, Frank Russell Investment Management Company (investment management);
• Director – Global Regulatory Policy, Russell Real Estate Advisors, Inc. (investment management);
• Assistant Secretary and Associate General Counsel, Frank Russell Capital Inc. (investment adviser of private equity funds), and Frank Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc. (institutional brokerage firm); and
• Director, Frank Russell Canada Limited/Limitee (institutional financial consultant); Total Risk Management Pty Limited (Approved Trustee for superannuation fund outsourcing clients); and Frank Russell Company, Ltd. (asset management consulting in Japan)
• Chief Complaince Officer, Frank Russell Company

James Ross Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002 Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 41 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.
• Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini Age 62 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

SSgA
Index Fund

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Mark E. Swanson, Treasurer and Principal Accounting Officer

James Ross, Vice President and Principal Executive Officer

J. David Griswold, Vice President and Secretary

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

This page has been intentionally left blank.

State Street Equity 500 Index Portfolio

Portfolio of Investments

August 31, 2005 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS — 98.13%
Consumer Discretionary — 11.11%
Apollo Group, Inc. (a)	34,375	$2,704
AutoNation, Inc. (a)	46,600	970
AutoZone, Inc. (a)	13,987	1,322
Bed Bath & Beyond, Inc. (a)	62,414	2,531
Best Buy Co., Inc.	94,382	4,498
Big Lots, Inc. (a) (b)	24,438	289
Black & Decker Corp.	17,033	1,453
Brunswick Corp.	20,829	916
Carnival Corp.	111,219	5,488
Centex Corp.	26,976	1,828
Circuit City Stores, Inc.	41,339	698
Clear Channel Communications, Inc.	107,465	3,579
Coach, Inc. (a)	79,400	2,635
Comcast Corp. (a)	465,867	14,325
Cooper Tire & Rubber Co. (b)	12,537	212
Dana Corp.	32,949	444
Darden Restaurants, Inc.	30,410	955
Delphi Corp. (b)	121,567	675
Dillard’s, Inc. Class A	15,253	343
Dollar General Corp. (b)	63,215	1,205
Dow Jones & Co., Inc. (b)	15,326	626
D.R. Horton, Inc.	54,800	2,023
Eastman Kodak Co. (b)	60,837	1,483
eBay, Inc. (a)	256,420	10,382
Family Dollar Stores, Inc.	34,768	691
Federated Department Stores, Inc.	55,590	3,835
Ford Motor Co.	390,255	3,891
Fortune Brands, Inc.	30,866	2,685
Gannett Co., Inc.	52,338	3,806
Gap, Inc. (b)	159,630	3,035
General Motors Corp. (b)	119,173	4,075
Genuine Parts Co.	36,593	1,677
Goodyear Tire & Rubber Co. (a) (b)	37,942	637
H&R Block, Inc.	69,420	1,871
Harley-Davidson, Inc.	59,938	2,953
Harrah’s Entertainment, Inc.	38,233	2,659
Hasbro, Inc.	36,087	747
Hilton Hotels Corp.	80,743	1,871
Home Depot, Inc.	453,457	18,283
International Game Technology	73,352	2,033
Interpublic Group of Cos., Inc. (a)	88,477	1,073
JC Penney & Co., Inc.	55,488	2,698
Johnson Controls, Inc.	40,396	2,423
Jones Apparel Group, Inc.	25,079	707
KB HOME (b)	17,662	1,310
Knight-Ridder, Inc.	14,691	941
Kohl’s Corp. (a)	68,710	3,604
Leggett & Platt, Inc.	39,654	960
Limited Brands (b)	79,869	1,756
Liz Claiborne, Inc.	22,941	941
Lowe’s Cos., Inc.	163,123	$10,490
Marriot International, Inc. Class A	41,839	2,645
Mattel, Inc.	86,345	1,557
Maytag Corp. (b)	17,529	331
McDonald’s Corp.	267,553	8,682
McGraw-Hill, Inc.	78,926	3,806
Meredith Corp.	9,847	484
New York Times Co. Class A (b)	30,745	982
Newell Rubbermaid, Inc. (b)	57,721	1,352
News Corp. Class A	609,000	9,872
NIKE, Inc. Class B	48,113	3,797
Nordstrom, Inc.	51,576	1,732
Office Depot, Inc. (a)	66,770	2,003
OfficeMax, Inc.	14,319	423
Omnicom Group, Inc.	38,617	3,106
Pulte Homes, Inc.	25,236	2,175
Radioshack Corp. (b)	28,653	718
Reebok International, Ltd.	12,071	680
Sears Holdings Corp. (a)	21,552	2,928
Sherwin-Williams Co.	26,170	1,213
Snap-On, Inc. (b)	12,548	445
Stanley Works	16,332	747
Staples, Inc.	155,125	3,407
Starbucks Corp. (a)	82,126	4,027
Starwood Hotels & Resorts Worldwide, Inc. Class B	45,512	2,653
Target Corp.	186,557	10,027
Tiffany & Co.	30,068	1,125
Time Warner, Inc. (a)	989,847	17,738
TJX Cos., Inc.	99,413	2,079
Tribune Co. (b)	63,455	2,384
Univision Communications, Inc. Class A (a)	61,018	1,641
V.F. Corp.	21,088	1,251
Viacom, Inc. Class B	356,697	12,124
Visteon Corp. (b)	27,553	272
Walt Disney Co.	431,073	10,859
Wendy’s International, Inc.	24,567	1,158
Whirlpool Corp.	14,166	1,077
Yum! Brands, Inc.	61,022	2,891
		267,627
Consumer Staples — 9.87%
Alberto Culver Co. Class B	18,258	784
Albertson’s, Inc. (b)	77,313	1,556
Altria Group, Inc.	437,564	30,936
Anheuser-Busch Cos., Inc.	163,867	7,261
Archer-Daniels-Midland Co.	132,667	2,986
Avon Products, Inc.	99,448	3,264
Brown-Forman Corp. Class B	18,882	1,069
Campbell Soup Co.	69,283	2,037
Clorox Co.	32,610	1,877
Coca-Cola Co.	478,135	21,038
Coca-Cola Enterprises, Inc.	74,900	1,674

		Market
		Value
	Shares	(000)

Consumer Staples — (continued)
Colgate-Palmolive Co.	110,335	$5,793
ConAgra Foods, Inc.	109,746	2,505
Constellation Brands, Inc. Class A (a)	40,300	1,109
Costco Wholesale Corp.	100,751	4,377
CVS Corp.	170,884	5,019
General Mills, Inc.	77,864	3,591
Gillette Co.	210,644	11,347
H.J. Heinz Co.	74,520	2,677
Hershey Foods Corp.	45,808	2,707
Kellogg Co.	73,629	3,338
Kimberly-Clark Corp.	100,964	6,292
Kroger Co. (a)	153,422	3,029
McCormick & Co., Inc.	28,600	970
Molson Coors Brewing Co., Class B (b)	16,744	1,073
Pepsi Bottling Group, Inc.	41,853	1,234
PepsiCo, Inc.	353,810	19,406
Procter & Gamble Co.	522,922	29,012
Reynolds American, Inc. (b)	24,740	2,077
Safeway, Inc.	95,193	2,259
Sara Lee Corp.	165,817	3,150
SuperValu, Inc.	29,060	1,011
Sysco Corp.	133,481	4,456
Tyson Foods, Inc., Class A	38,200	679
UST Corp.	34,647	1,475
Wal-Mart Stores, Inc.	707,028	31,788
Walgreen Co.	215,910	10,003
Wrigley Wm., Jr. Co.	41,616	2,957
		237,816
Energy — 9.46%
Amerada Hess Corp.	18,002	2,288
Anadarko Petroleum Corp.	49,654	4,512
Apache Corp.	69,230	4,958
Baker Hughes, Inc.	71,580	4,205
BJ Services Co.	34,055	2,148
Burlington Resources, Inc.	81,256	5,996
ChevronTexaco Corp.	477,189	29,299
ConocoPhillips	294,082	19,392
Devon Energy Corp.	99,922	6,072
El Paso Corp.	135,294	1,569
EOG Resources, Inc.	50,868	3,247
ExxonMobil Corp.	1,345,502	80,596
Halliburton Co.	106,686	6,611
Kerr-McGee Corp.	24,721	2,176
Kinder Morgan, Inc.	23,138	2,209
Marathon Oil Corp.	77,357	4,975
Murphy Oil Corp.	34,900	1,907
Nabors Industries, Ltd. (a)	31,215	2,091
National Oilwell Varco, Inc. (a) (b)	36,300	2,331
Noble Corp. (b)	28,523	2,034
Occidental Petroleum Corp.	84,023	6,976
Rowan Cos., Inc.	23,239	865
Schlumberger, Ltd.	124,407	10,728
Sunoco, Inc.	28,856	$2,098
Transocean, Inc. (a)	68,695	4,056
Valero Energy Corp.	63,500	6,763
Weatherford International Ltd. (a) (b)	29,000	1,964
Williams Cos., Inc.	121,337	2,723
XTO Energy, Inc.	76,000	3,025
		227,814
Financials — 19.41%
ACE, Ltd.	60,455	2,685
AFLAC, Inc.	105,816	4,573
Allstate Corp.	141,107	7,932
Ambac Financial Group, Inc.	23,047	1,581
American Express Co.	247,373	13,665
American International Group, Inc.	548,383	32,464
AmSouth Bancorp	74,619	1,964
AON Corp.	66,723	1,996
Apartment Investment & Management Co. Class A	20,500	818
Archstone-Smith Trust	42,400	1,709
Bank of America Corp.	849,900	36,571
Bank of New York Co., Inc.	164,179	5,019
BB&T Corp.	115,218	4,674
Bear Stearns Cos., Inc.	24,099	2,422
Capital One Financial Corp.	58,115	4,779
Charles Schwab Corp.	239,893	3,246
Chubb Corp.	41,139	3,577
Cincinnati Financial Corp.	35,405	1,451
CIT Group, Inc.	44,800	2,029
Citigroup, Inc.	1,099,471	48,124
Comerica, Inc.	35,532	2,149
Compass Bancshares, Inc. (b)	26,600	1,245
Countrywide Financial Corp.	123,886	4,186
E*Trade Financial Corp. (a)	77,100	1,234
Equity Office Properties Trust	85,841	2,859
Equity Residential	60,107	2,270
Fannie Mae	204,429	10,434
Federal Home Loan Mortgage Corp.	145,846	8,806
Federated Investors, Inc. Class B	20,700	643
Fifth Third Bancorp	110,300	4,568
First Horizon National Corp. (b)	26,717	1,044
Franklin Resources, Inc.	42,144	3,390
Golden West Financial Corp. (b)	59,622	3,636
Goldman Sachs Group, Inc.	93,300	10,373
Hartford Financial Services Group, Inc.	62,588	4,572
Huntington Bancshares, Inc. (b)	49,154	1,179
J.P. Morgan Chase & Co.	743,519	25,198
Janus Capital Group, Inc.	48,419	684
Jefferson-Pilot Corp. (b)	28,460	1,415

		Market
		Value
	Shares	(000)

Financials — (continued)
KeyCorp	86,509	$2,865
Lehman Brothers Holdings, Inc.	58,318	6,162
Lincoln National Corp.	36,431	1,807
Loews Corp.	33,614	2,948
M & T Bank Corp.	20,600	2,196
Marsh & McLennan Cos., Inc. (b)	112,736	3,162
Marshall & Ilsley Corp. (b)	44,892	1,965
MBIA, Inc.	28,958	1,679
MBNA Corp.	267,502	6,741
Mellon Financial Corp.	89,423	2,902
Merrill Lynch & Co., Inc.	199,627	11,411
MetLife, Inc.	154,807	7,582
MGIC Investment Corp.	20,162	1,259
Moody’s Corp. (b)	58,430	2,870
Morgan Stanley	231,343	11,768
National City Corp.	125,291	4,589
North Fork Bancorp, Inc.	100,535	2,764
Northern Trust Corp. (b)	42,740	2,130
Plum Creek Timber Co., Inc.	38,580	1,418
PNC Financial Services Group, Inc.	60,247	3,388
Principal Financial Group, Inc. (b)	62,150	2,846
Progressive Corp.	41,947	4,044
ProLogis	39,000	1,697
Providian Financial Corp. (a)	62,173	1,156
Prudential Financial, Inc.	110,200	7,094
Public Storage, Inc.	14,100	952
Regions Financial Corp. (b)	97,709	3,197
SAFECO Corp.	26,764	1,395
Simon Property Group, Inc.	46,263	3,519
SLM Corp.	88,442	4,400
Sovereign Bancorp, Inc. (b)	77,900	1,817
St. Paul Travelers Cos., Inc.	142,125	6,113
State Street Corp. (c)	69,725	3,370
SunTrust Banks, Inc.	71,672	5,037
Synovus Financial Corp.	65,404	1,882
T. Rowe Price Group, Inc.	25,990	1,637
Torchmark Corp.	22,276	1,175
U.S. Bancorp	387,061	11,310
UnumProvident Corp. (b)	62,935	1,216
Vornado Realty Trust	24,400	2,099
Wachovia Corp.	332,986	16,523
Washington Mutual, Inc.	185,113	7,697
Wells Fargo Co.	356,511	21,255
XL Capital, Ltd. Class A	29,532	2,052
Zions Bancorp	18,819	1,315
		467,568
Health Care — 12.98%
Abbott Laboratories	327,567	14,783
Aetna, Inc.	61,264	4,881
Allergan, Inc.	27,591	2,540
AmerisourceBergen Corp.	22,116	1,651
Amgen, Inc. (a)	261,375	$20,884
Applera Corp. - Applied Biosystems Group	42,467	913
Bausch & Lomb, Inc.	11,325	858
Baxter International, Inc.	130,926	5,280
Becton, Dickinson & Co.	53,429	2,812
Biogen Idec, Inc. (a)	72,473	3,055
Biomet, Inc.	53,741	1,982
Boston Scientific Corp. (a)	158,096	4,250
Bristol-Myers Squibb Co.	412,617	10,097
C.R. Bard, Inc.	22,094	1,421
Cardinal Health, Inc.	90,366	5,387
Caremark Rx, Inc. (a)	95,608	4,468
Chiron Corp. (a)	31,244	1,139
CIGNA Corp.	27,589	3,182
Coventry Health Care, Inc. (a)	17,000	1,360
Eli Lilly & Co.	239,297	13,166
Express Scripts, Inc. (a) (b)	31,700	1,834
Fisher Scientific International, Inc. (a) (b)	25,400	1,638
Forest Laboratories, Inc. (a)	71,706	3,184
Genzyme Corp. (a)	53,105	3,779
Gilead Sciences, Inc. (a)	95,200	4,094
Guidant Corp.	68,864	4,865
HCA, Inc.	88,359	4,356
Health Management Associates, Inc. Class A	52,698	1,282
Hospira, Inc. (a)	33,036	1,316
Humana, Inc. (a) (b)	34,425	1,658
IMS Health, Inc.	48,381	1,316
Johnson & Johnson	628,446	39,837
King Pharmaceuticals, Inc. (a)	52,332	769
Laboratory Corp. of America Holdings (a)	28,200	1,391
Manor Care, Inc.	18,651	736
McKesson Corp.	62,131	2,900
Medco Health Solutions, Inc. (a)	58,672	2,891
MedImmune, Inc. (a)	51,965	1,555
Medtronic, Inc.	255,502	14,564
Merck & Co., Inc.	465,403	13,138
Millipore Corp. (a) (b)	10,728	686
Mylan Laboratories Inc.	46,100	848
Pfizer, Inc.	1,571,374	40,023
Quest Diagnostics Inc.	38,300	1,914
Schering-Plough Corp.	311,224	6,663
St. Jude Medical, Inc. (a)	76,894	3,529
Stryker Corp.	79,008	4,310
Tenet Healthcare Corp. (a)	99,009	1,206
Thermo Electron Corp. (a)	34,829	972
UnitedHealth Group, Inc.	267,468	13,775
Watson Pharmaceuticals, Inc. (a)	23,703	817
Wellpoint, Inc. (a)	129,378	9,606
Wyeth	282,731	12,946

		Market
		Value
	Shares	(000)

Health Care — (continued)
Zimmer Holdings, Inc. (a)	52,020	$4,274
		312,781
Industrials — 10.77%
3M Co.	162,484	11,561
Allied Waste Industries, Inc. (a) (b)	59,067	471
American Power Conversion Corp. (b)	38,867	1,017
American Standard Cos., Inc.	38,221	1,743
Avery Dennison Corp.	21,270	1,137
Boeing Co.	174,545	11,698
Burlington Northern Santa Fe Corp.	79,350	4,207
Caterpillar, Inc.	144,170	8,000
Cendant Corp.	221,822	4,512
Cintas Corp. (b)	31,682	1,307
Cooper Industries, Ltd.	19,921	1,324
CSX Corp.	45,824	2,013
Cummins, Inc. (b)	9,173	793
Danaher Corp.	58,126	3,113
Deere & Co.	51,941	3,396
Delta Air Lines, Inc. (a) (b)	30,193	35
Dover Corp.	42,713	1,738
Eaton Corp.	32,178	2,057
Emerson Electric Co.	87,935	5,916
Equifax, Inc.	27,769	917
FedEx Corp.	63,746	5,191
Fluor Corp.	18,106	1,121
General Dynamics Corp.	42,206	4,836
General Electric Co. (d)	2,241,723	75,344
Goodrich Co.	25,755	1,180
Honeywell International, Inc.	180,042	6,892
Illinois Tool Works, Inc.	57,564	4,851
Ingersoll-Rand Co. Class A	35,450	2,823
ITT Industries, Inc. (b)	19,602	2,139
L-3 Communications Holdings, Inc.	24,900	2,039
Lockheed Martin Corp.	85,271	5,307
Masco Corp.	91,274	2,800
Monster Worldwide, Inc. (a) (b)	25,792	806
Navistar International Corp. (a)	14,280	456
Norfolk Southern Corp.	85,261	3,036
Northrop Grumman Corp.	75,678	4,245
PACCAR, Inc.	36,970	2,591
Pall Corp.	26,774	766
Parker-Hannifin Corp.	25,223	1,625
Pitney Bowes, Inc.	49,139	2,125
R.R. Donnelley & Sons Co.	44,760	1,672
Raytheon Co. (b)	95,314	3,738
Robert Half International, Inc.	33,214	1,119
Rockwell Automation, Inc.	36,720	1,911
Rockwell Collins, Inc. (b)	37,619	1,811
Ryder Systems, Inc. (b)	13,980	491
Southwest Airlines Co. (b)	156,740	2,088
Textron, Inc.	28,375	$2,023
Tyco International, Ltd.	426,548	11,871
Union Pacific Corp.	55,640	3,799
United Parcel Service, Inc. Class B	235,300	16,680
United Technologies Corp.	216,214	10,811
W.W. Grainger, Inc.	17,609	1,133
Waste Management, Inc.	119,679	3,283
		259,558
Information Technology — 15.25%
ADC Telecommunications, Inc. (a) (b)	25,018	524
Adobe Systems, Inc.	103,742	2,805
Advanced Micro Devices, Inc. (a) (b)	83,484	1,734
Affiliated Computer Services, Inc. (a) (b)	26,500	1,377
Agilent Technologies, Inc. (a)	91,927	2,956
Altera Corp. (a) (b)	79,078	1,729
Analog Devices, Inc.	77,861	2,838
Andrew Corp. (a) (b)	34,827	402
Apple Computer, Inc. (a)	173,892	8,161
Applied Materials, Inc.	346,761	6,349
Applied Micro Circuits Corp. (a) (b)	68,042	187
Autodesk, Inc.	48,730	2,105
Automatic Data Processing, Inc.	123,038	5,260
Avaya, Inc. (a) (b)	100,815	1,028
BMC Software, Inc. (a)	46,836	937
Broadcom Corp. (a)	61,846	2,690
CIENA Corp. (a)	126,088	284
Cisco Systems, Inc. (a)	1,350,359	23,793
Citrix Systems, Inc. (a)	35,753	851
Computer Associates International, Inc.	112,544	3,034
Computer Sciences Corp. (a)	39,282	1,750
Compuware Corp. (a)	84,057	762
Comverse Technology, Inc. (a)	42,838	1,104
Convergys Corp. (a)	30,805	438
Corning, Inc. (a)	305,685	6,101
Dell, Inc. (a)	511,491	18,209
Electronic Arts, Inc. (a)	64,600	3,700
Electronic Data Systems Corp.	109,086	2,443
EMC Corp. (a)	507,141	6,522
First Data Corp.	164,304	6,827
Fiserv, Inc. (a)	40,847	1,833
Freescale Semiconductor, Inc. (a)	84,408	2,033
Gateway, Inc. (a) (b)	65,065	198
Hewlett-Packard Co.	609,619	16,923
Intel Corp.	1,304,503	33,552
International Business Machines Corp.	340,918	27,485

		Market
		Value
	Shares	(000)

Information Technology — (continued)
Intuit, Inc. (a)	38,951	$1,785
Jabil Circuit, Inc. (a)	38,813	1,143
JDS Uniphase Corp. (a)	312,419	497
KLA-Tencor Corp.	41,364	2,100
Lexmark International Group, Inc. Class A (a)	25,102	1,581
Linear Technology Corp.	64,675	2,453
LSI Logic Corp. (a) (b)	81,935	790
Lucent Technologies, Inc. (a) (b)	943,172	2,905
Maxim Integrated Products, Inc.	69,556	2,967
Mercury Interactive Corp. (a)	18,248	669
Micron Technology, Inc. (a) (b)	129,932	1,547
Microsoft Corp. (d)	2,123,604	58,187
Molex, Inc.	36,210	969
Motorola, Inc.	517,798	11,329
National Semiconductor Corp.	74,518	1,858
NCR Corp. (a)	39,184	1,341
Network Appliance, Inc. (a)	77,867	1,849
Novell, Inc. (a) (b)	82,542	543
Novellus Systems, Inc. (a)	28,769	771
NVIDIA Corp. (a)	35,951	1,103
Oracle Corp. (a)	933,838	12,112
Parametric Technology Corp. (a)	58,241	353
Paychex, Inc.	75,627	2,581
PerkinElmer, Inc.	28,357	587
PMC-Sierra, Inc. (a) (b)	38,624	328
QLogic Corp. (a) (b)	19,245	665
QUALCOMM, Inc.	344,978	13,699
Sabre Holdings Corp. Class A (b)	28,424	545
Sanmina-SCI Corp. (a)	112,858	572
Scientific-Atlanta, Inc.	32,168	1,231
Siebel Systems, Inc.	110,658	913
Solectron Corp. (a)	210,214	862
Sun Microsystems, Inc. (a)	718,988	2,732
Symantec Corp. (a)	252,134	5,290
Symbol Technologies, Inc. (b)	52,185	479
Tektronix, Inc. (b)	19,529	493
Tellabs, Inc. (a)	95,775	851
Teradyne, Inc. (a)	41,392	695
Texas Instruments, Inc.	351,003	11,471
Unisys Corp. (a)	72,779	484
Waters Corp. (a)	25,057	1,139
Xerox Corp. (a)	203,842	2,733
Xilinx, Inc. (b)	74,104	2,082
Yahoo!, Inc. (a)	277,180	9,241
		367,449
Materials — 2.83%
Air Products & Chemicals, Inc.	48,489	2,686
Alcoa, Inc.	183,946	4,928
Allegheny Technologies, Inc.	19,329	$534
Ashland, Inc.	14,480	880
Ball Corp.	23,770	892
Bemis Co., Inc. (b)	23,128	605
Dow Chemical Co.	202,899	8,765
E.I. Du Pont de Nemours & Co.	210,339	8,323
Eastman Chemical Co.	16,862	809
Ecolab, Inc.	46,826	1,545
Engelhard Corp.	25,130	715
Freeport-McMoRan Copper & Gold, Inc. Class B	38,014	1,603
Georgia-Pacific Group	54,640	1,753
Hercules, Inc. (a) (b)	24,698	315
International Flavors & Fragrances, Inc. (b)	19,104	690
International Paper Co.	103,656	3,198
Louisiana-Pacific Corp.	23,859	603
MeadWestvaco Corp.	39,988	1,159
Monsanto Co.	56,746	3,623
Newmont Mining Corp.	94,642	3,746
Nucor Corp.	33,904	1,915
Pactiv Corp. (a)	32,164	624
Phelps Dodge Corp.	20,505	2,205
PPG Industries, Inc.	36,090	2,273
Praxair, Inc.	68,720	3,319
Rohm & Haas Co.	41,296	1,793
Sealed Air Corp. (a)	18,036	915
Sigma-Aldrich Corp.	14,893	929
Temple-Inland, Inc.	26,028	1,002
United States Steel Corp.	24,602	1,031
Vulcan Materials Co.	21,396	1,537
Weyerhaeuser Co.	51,724	3,363
		68,278
Telecommunication Services — 3.06%
ALLTEL Corp.	80,698	5,003
AT&T Corp.	169,347	3,333
BellSouth Corp.	386,628	10,164
CenturyTel, Inc. (b)	27,408	984
Citizens Communications Co.	72,677	991
Qwest Communications International, Inc. (a)	354,222	1,381
SBC Communications, Inc.	697,804	16,803
Sprint Corp. (Fon Group)	613,400	15,906
Verizon Communications, Inc.	584,598	19,122
		73,687
Utilities — 3.39%
AES Corp. (a)	137,914	2,171
Allegheny Energy, Inc. (a) (b)	33,899	1,022
Ameren Corp.	42,742	2,348
American Electric Power Co., Inc. (b)	81,654	3,037
Calpine Corp. (a) (b)	115,752	355
CenterPoint Energy, Inc. (b)	62,493	888
Cinergy Corp.	41,358	1,821

		Market
		Value
	Shares	(000)

Utilities — (continued)
CMS Energy Corp. (a) (b)	46,605	$750
Consolidated Edison, Inc. (b)	51,622	2,422
Constellation Energy Group, Inc.	37,303	2,192
Dominion Resources, Inc.	71,787	5,490
DTE Energy Co. (b)	36,546	1,673
Duke Energy Corp. (b)	195,477	5,667
Dynegy Inc. Class A (a) (b)	71,630	312
Edison International	69,362	3,123
Entergy Corp.	44,643	3,344
Exelon Corp.	141,278	7,614
FirstEnergy Corp.	69,512	3,547
FPL Group, Inc.	82,878	3,571
KeySpan Corp.	36,306	1,386
Nicor, Inc. (b)	9,313	386
NiSource, Inc.	56,967	1,375
Peoples Energy Corp.	8,131	338
PG&E Corp.	77,923	2,924
Pinnacle West Capital Corp.	20,581	925
PPL Corp.	80,536	2,574
Progress Energy, Inc.	52,608	2,293
Public Service Enterprise Group, Inc. (b)	50,722	3,274
Sempra Energy	50,289	2,254
Southern Co. (b)	157,058	5,403
TECO Energy, Inc.	43,276	753
TXU Corp.	50,548	4,904
Xcel Energy, Inc. (b)	84,497	1,626
		81,762

TOTAL COMMON STOCKS
(Cost $1,736,213,735)		2,364,340

	Par	Market
	Amount	Value
	(000)	(000)
U.S. GOVERNMENT SECURITIES — 0.18%
United States Treasury Bill
2.94% due 09/08/05(d)(e)	$4,299	4,297

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,296,542)		4,297

		Market
	Shares	Value
	(000)	(000)

MONEY MARKET FUNDS — 4.70%
AIM Short Term Investment Prime Portfolio	35,099	$35,099
Federated Money Market Obligations Trust	495	495
State Street Navigator Securities Lending Prime Portfolio (c) (f)	77,660	77,660

TOTAL MONEY MARKET FUNDS
(Cost $113,253,774)		113,254

TOTAL INVESTMENTS — 103.01%
(identified cost $1,853,764,051) (g) (h) (i)		2,481,891

LIABILITIES IN EXCESS OF ASSETS — (3.01)%		(72,477)

NET ASSETS — 100.00%		$2,409,414

(a)  Non-income producing security.

(b)  All or a portion of these securities were on loan at August 31, 2005.

(c)  Affiliated issuer. See table that follows for more information.

(d)  Security held as collateral in relation to initial margin requirements on futures contracts.

(e)  Rate represents annualized yield at date of purchase.

(f)  Security represents investment made with cash collateral received from securities loaned.

(g)  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005 was $752,088,934 and $123,962,170 respectively, resulting in net unrealized appreciation of investments of $628,126,764.

(h)  Includes $76,445,540 of investments in securities on loan, at value. The custodian held cash equivalents as collateral for securities loaned of $77,659,511.

(i)  Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share.  Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

	Number	Unrealized
	of	Appreciation
	Contracts	(000)

Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 09/2005	289	$522

Total unrealized appreciation on open futures contracts purchased		$522

State Street Equity 500 Index Portfolio

Portfolio of Investments

August 31, 2005 (Unaudited)

Affiliate Table

Security Description	Number of Shares held at 8/31/04	Shares Purchased For the Twelve Months Ended 08/31/05	Shares Sold For the Twelve Months Ended 08/31/05	Number of Shares held at 08/31/05	Income Earned For the Twelve Months Ended 08/31/05	Realized Gain on shares sold

State Street Corp.	81,625	5,800	17,700	69,725	$66,479	$40,407

State Street Navigator Securities Lending Prime Portfolio	137,587,980	1,197,818,183	1,257,746,652	77,659,511	$99,153	—

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

August 31, 2005 (Unaudited)

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,773,822) - including $76,446 of securities loaned	$2,400,862
Investments in non-controlled affiliates at market (identified cost $79,942)	81,029
2,481,891
Receivables:
Investment securities sold	4,037
Daily variation margin on futures contracts	490
Dividends and interest	5,002
Total assets	2,491,420

Liabilities
Payables:
Investment securities purchased	4,160
Due upon return of securities loaned	77,660
Management fees	186
Total liabilities	82,006
Net Assets	$2,409,414

Composition of Net Assets
Paid-in capital	$1,780,765
Net unrealized appreciation on investments and futures contracts	628,649
Net Assets	$2,409,414

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2004

		Market
		Value
	Shares	(000)

Common Stocks — 97.5%
Consumer Discretionary — 11.3%
AutoNation, Inc.(a)(f)	61,900	$1,189
AutoZone, Inc.(a)	19,587	1,788
Bed Bath & Beyond, Inc.(a)	71,414	2,844
Best Buy Co., Inc.	76,621	4,553
Big Lots, Inc.(a)	28,738	349
Black & Decker Corp.	18,933	1,672
Brunswick Corp.	22,029	1,090
Carnival Corp.	152,619	8,795
Centex Corp.	29,076	1,732
Circuit City Stores, Inc.	48,139	753
Clear Channel Communications, Inc.	138,965	4,654
Coach, Inc.(a)	44,400	2,504
Comcast Corp.(a)(f)	533,067	17,740
Cooper Tire & Rubber Co.	18,137	391
Dana Corp.	36,349	630
Darden Restaurants, Inc.	37,210	1,032
Delphi Corp.(f)	131,567	1,187
Dillard’s, Inc. Class A(f)	19,453	523
Dollar General Corp.	77,315	1,606
Dow Jones & Co., Inc.(f)	19,326	832
Eastman Kodak Co.(f)	67,537	2,178
eBay, Inc.(a)	159,160	18,507
Family Dollar Stores, Inc.	39,668	1,239
Federated Department Stores, Inc.	42,276	2,443
Ford Motor Co.(f)	442,155	6,473
Fortune Brands, Inc.	33,966	2,622
Gannett Co., Inc.	62,738	5,126
Gap, Inc.	212,030	4,478
General Motors Corp.(f)	136,773	5,479
Genuine Parts Co.	41,293	1,819
Goodyear Tire & Rubber Co.(a)(f)	43,242	634
Harley-Davidson, Inc.	69,538	4,224
Harrah’s Entertainment, Inc.(f)	26,433	1,768
Hasbro, Inc.	42,787	829
Hilton Hotels Corp.	91,643	2,084
Home Depot, Inc.	526,857	22,518
International Game Technology	81,152	2,790
Interpublic Group of Cos., Inc.(a)(f)	99,577	1,334
JC Penney & Co., Inc.	67,088	$2,777
Johnson Controls, Inc.	44,796	2,842
Jones Apparel Group, Inc.	29,379	1,074
KB HOME(f)	10,931	1,141
Knight-Ridder, Inc.	18,291	1,224
Kohl’s Corp.(a)	83,510	4,106
Leggett & Platt, Inc.(f)	45,054	1,281
Limited Brands	100,169	2,306
Liz Claiborne, Inc.	25,341	1,070
Lowe’s Cos., Inc.	185,423	10,679
Marriot International, Inc. Class A	53,439	3,366
Mattel, Inc.	97,545	1,901
May Department Stores Co.	68,567	2,016
Maytag Corp.(f)	19,329	408
McDonald’s Corp.	299,153	9,591
McGraw-Hill, Inc.	44,813	4,102
Meredith Corp.	11,847	642
New York Times Co. Class A	34,745	1,418
Newell Rubbermaid, Inc.(f)	65,221	1,578
NIKE, Inc. Class B	62,213	5,642
Nordstrom, Inc.	32,538	1,521
Office Depot, Inc.(a)	74,470	1,293
OfficeMax, Inc.	20,919	656
Omnicom Group, Inc.	44,117	3,720
Pulte Homes, Inc.	29,936	1,910
Radioshack Corp.	37,253	1,225
Reebok International, Ltd.(f)	14,471	637
Reynolds American, Inc.(f)	34,840	2,738
Sears Roebuck & Co.(f)	49,954	2,549
Sherwin-Williams Co.	33,570	1,498
Snap-On, Inc.(f)	14,348	493
Stanley Works	19,732	967
Staples, Inc.	117,150	3,949
Starbucks Corp.(a)	96,826	6,038
Starwood Hotels & Resorts Worldwide, Inc. Class B	49,112	2,868
Target Corp.	214,857	11,158
Tiffany & Co.	34,368	1,099
Time Warner, Inc.(a)	1,098,947	21,364
TJX Cos., Inc.	115,113	2,893
Toys “R” Us, Inc.(a)	50,369	1,031
Tribune Co.	74,955	3,159

		Market
		Value
	Shares	(000)

Consumer Discretionary — (continued)
Univision Communications, Inc. Class A(a)	76,018	$2,225
V.F. Corp.(f)	25,988	1,439
Viacom, Inc. Class B	409,697	14,909
Visteon Corp.(f)	30,453	298
Walt Disney Co.	488,373	13,577
Wendy’s International, Inc.	26,767	1,051
Whirlpool Corp.	15,666	1,084
Yum! Brands, Inc.	71,522	3,374
		312,296
Consumer Staples — 10.1%
Adolph Coors Co. Class B(f)	8,944	677
Alberto Culver Co. Class B(f)	21,658	1,052
Albertson’s, Inc.(f)	87,513	2,090
Altria Group, Inc.	492,064	30,065
Anheuser-Busch Cos., Inc.	190,267	9,652
Archer-Daniels-Midland Co.	159,567	3,560
Avon Products, Inc.	114,848	4,445
Brown-Forman Corp. Class B	28,582	1,391
Campbell Soup Co.(f)	96,683	2,890
Clorox Co.	36,010	2,122
Coca-Cola Co.	580,335	24,159
Coca-Cola Enterprises, Inc.(f)	110,900	2,312
Colgate-Palmolive Co.	125,535	6,422
ConAgra Foods, Inc.	124,446	3,665
Costco Wholesale Corp.	113,551	5,497
CVS Corp.	97,192	4,380
General Mills, Inc.	85,964	4,273
Gillette Co.	238,444	10,678
H.J. Heinz Co.	82,320	3,210
Hershey Foods Corp.	58,008	3,222
Kellogg Co.	97,529	4,356
Kimberly-Clark Corp.	116,564	7,671
Kroger Co.(a)	174,022	3,052
McCormick & Co., Inc.	32,900	1,270
Pepsi Bottling Group, Inc.	60,453	1,635
PepsiCo, Inc.	404,210	21,100
Procter & Gamble Co.	607,922	33,484
Safeway, Inc.(a)(f)	105,293	2,078
Sara Lee Corp.	186,917	4,512
SuperValu, Inc.	32,060	1,107
Sysco Corp.	154,881	5,912
UST Corp.(f)	38,947	$1,874
Wal-Mart Stores, Inc.	1,014,128	53,566
Walgreen Co.	243,910	9,359
Wrigley Wm., Jr. Co.	52,916	3,661
		280,399
Energy — 6.7%
Amerada Hess Corp.(f)	21,202	1,747
Anadarko Petroleum Corp.	58,954	3,821
Apache Corp.	76,830	3,885
Ashland, Inc.	16,580	968
Baker Hughes, Inc.	78,680	3,357
BJ Services Co.	37,855	1,762
Burlington Resources, Inc.	92,956	4,044
ChevronTexaco Corp.	507,994	26,675
ConocoPhillips	165,841	14,400
Devon Energy Corp.	117,922	4,589
EOG Resources, Inc.	27,884	1,990
ExxonMobil Corp.	1,544,302	79,161
Halliburton Co.	103,986	4,080
Kerr-McGee Corp.	35,236	2,036
Marathon Oil Corp.	81,534	3,066
Nabors Industries, Ltd.(a)	35,515	1,822
Noble Corp.(a)	31,523	1,568
Occidental Petroleum Corp.	95,523	5,575
Rowan Cos., Inc.(a)(f)	25,439	659
Schlumberger, Ltd.	141,807	9,494
Sunoco, Inc.	17,728	1,448
Transocean, Inc.(a)	75,595	3,204
Unocal Corp.	62,388	2,698
Valero Energy Corp.	60,700	2,756
		184,805
Financials — 20.1%
ACE, Ltd.	67,355	2,879
AFLAC, Inc.	119,516	4,762
Allstate Corp.	163,207	8,441
Ambac Financial Group, Inc.	25,747	2,115
American Express Co.	301,373	16,988
American International Group, Inc.	623,983	40,977
AmSouth Bancorp(f)	83,319	2,158
AON Corp.	74,223	1,771
Apartment Investment & Management Co. Class A	22,300	859

		Market
		Value
	Shares	(000)

Financials — (continued)
Archstone-Smith Trust	46,200	$1,769
Bank of America Corp.	967,500	45,463
Bank of New York Co., Inc.	187,879	6,279
BB&T Corp.	130,618	5,492
Bear Stearns Cos., Inc.	24,299	2,486
Capital One Financial Corp.	58,815	4,953
Charles Schwab Corp.	321,893	3,850
Chubb Corp.	45,039	3,463
Cincinnati Financial Corp.	39,700	1,757
CIT Group, Inc.	49,300	2,259
Citigroup, Inc.	1,242,671	59,872
Comerica, Inc.	40,432	2,467
Compass Bancshares, Inc.	28,900	1,407
Countrywide Financial Corp.	140,686	5,207
E*Trade Financial Corp.(a)	87,400	1,307
Equity Office Properties Trust	95,241	2,773
Equity Residential	66,207	2,395
Fannie Mae	232,429	16,551
Federal Home Loan Mortgage Corp.	165,846	12,223
Federated Investors, Inc. Class B(f)	25,500	775
Fifth Third Bancorp	135,400	6,402
First Horizon National Corp.(f)	29,117	1,255
Franklin Resources, Inc.	59,144	4,119
Golden West Financial Corp.	74,322	4,565
Goldman Sachs Group, Inc.	115,600	12,027
Hartford Financial Services Group, Inc.	71,288	4,941
Huntington Bancshares, Inc.	53,954	1,337
J.P. Morgan Chase & Co.	853,819	33,307
Janus Capital Group, Inc.	56,319	947
Jefferson-Pilot Corp.	32,160	1,671
KeyCorp(f)	95,809	3,248
Lehman Brothers Holdings, Inc.	63,918	5,592
Lincoln National Corp.	41,431	1,934
Loews Corp.	43,814	3,080
M & T Bank Corp.	27,500	2,966
Marsh & McLennan Cos., Inc.	128,136	4,216
Marshall & Ilsley Corp.	52,292	2,311
MBIA, Inc.	33,758	2,136
MBNA Corp.	308,002	8,683
Mellon Financial Corp.	100,423	$3,124
Merrill Lynch & Co., Inc.(f)	223,927	13,384
MetLife, Inc.	176,707	7,158
MGIC Investment Corp.(f)	23,262	1,603
Moody’s Corp.	34,865	3,028
Morgan Stanley	261,043	14,493
National City Corp.	163,891	6,154
North Fork Bancorp, Inc.	110,135	3,177
Northern Trust Corp.	51,840	2,518
Plum Creek Timber Co., Inc.	43,080	1,656
PNC Financial Services Group, Inc.	66,447	3,817
Principal Financial Group, Inc.	73,750	3,019
Progressive Corp.(f)	47,247	4,008
ProLogis	43,400	1,881
Providian Financial Corp.(a)	69,673	1,148
Prudential Financial, Inc.	122,300	6,722
Regions Financial Corp.	113,009	4,022
SAFECO Corp.(f)	29,664	1,550
Simon Property Group, Inc.	52,963	3,425
SLM Corp.	102,642	5,480
Sovereign Bancorp, Inc.	81,500	1,838
St. Paul Travelers Cos., Inc.	161,925	6,003
State Street Corp.(g)	79,225	3,892
SunTrust Banks, Inc.	89,572	6,618
Synovus Financial Corp.	72,604	2,075
T. Rowe Price Group, Inc.(f)	29,990	1,865
Torchmark Corp.	25,876	1,479
U.S. Bancorp	446,561	13,986
UnumProvident Corp.(f)	70,835	1,271
Wachovia Corp.	384,786	20,240
Washington Mutual, Inc.	207,113	8,757
Wells Fargo Co.	405,711	25,215
XL Capital, Ltd. Class A	32,632	2,534
Zions Bancorp	21,319	1,450
		557,025
Health Care — 12.2%
Abbott Laboratories	373,967	17,445
Aetna, Inc.	36,032	4,495
Allergan, Inc.	30,991	2,512
AmerisourceBergen Corp.	26,416	1,550
Amgen, Inc.(a)	304,875	19,558

		Market
		Value
	Shares	(000)

Health Care — (continued)
Applera Corp. — Applied Biosystems Group	47,567	$995
Bausch & Lomb, Inc.(f)	12,825	827
Baxter International, Inc.	149,426	5,161
Becton, Dickinson & Co.	61,729	3,506
Biogen Idec, Inc.(a)	80,073	5,334
Biomet, Inc.	60,041	2,605
Boston Scientific Corp.(a)	203,896	7,248
Bristol-Myers Squibb Co.	462,617	11,852
C.R. Bard, Inc.	24,494	1,567
Cardinal Health, Inc.	104,466	6,075
Caremark Rx, Inc.(a)	111,408	4,393
Chiron Corp.(a)	44,644	1,488
CIGNA Corp.	32,389	2,642
Eli Lilly & Co.	271,897	15,430
Express Scripts, Inc.(a)	18,600	1,422
Forest Laboratories, Inc.(a)	87,006	3,903
Genzyme Corp.(a)	56,105	3,258
Gilead Sciences, Inc.(a)	105,400	3,688
Guidant Corp.	77,164	5,563
HCA, Inc.	99,359	3,970
Health Management Associates, Inc. Class A(f)	57,298	1,302
Hospira, Inc.(a)	37,336	1,251
Humana, Inc.(a)	37,625	1,117
IMS Health, Inc.	55,281	1,283
Johnson & Johnson	710,846	45,082
King Pharmaceuticals, Inc.(a)	56,932	706
Laboratory Corp. of America Holdings(a)	32,800	1,634
Manor Care, Inc.	21,251	753
McKesson Corp.	69,231	2,178
Medco Health Solutions, Inc.(a)	63,872	2,657
MedImmune, Inc.(a)	59,465	1,612
Medtronic, Inc.	290,502	14,429
Merck & Co., Inc.	532,503	17,115
Millipore Corp.(a)	11,628	579
Mylan Laboratories Inc.(f)	63,800	1,128
Pfizer, Inc.	1,803,974	48,509
Quest Diagnostics Inc.(f)	24,000	2,293
Schering-Plough Corp.	355,524	7,423
St. Jude Medical, Inc.(a)	83,894	3,518
Stryker Corp.	97,608	$4,710
Tenet Healthcare Corp.(a)	109,309	1,200
UnitedHealth Group, Inc.	157,084	13,828
Watson Pharmaceuticals, Inc.(a)(f)	25,803	847
Wellpoint, Inc.(a)	70,389	8,095
Wyeth	320,731	13,660
Zimmer Holdings, Inc.(a)	58,020	4,649
		338,045
Industrials — 11.4%
3M Co.	185,884	15,256
Allied Waste Industries, Inc.(a)(f)	75,867	704
American Power Conversion Corp.(f)	47,267	1,012
American Standard Cos., Inc.(a)	50,621	2,092
Apollo Group, Inc.(a)	45,375	3,662
Avery Dennison Corp.	26,370	1,581
Boeing Co.	199,645	10,336
Burlington Northern Santa Fe Corp.	91,350	4,322
Caterpillar, Inc.	82,285	8,024
Cendant Corp.	248,722	5,815
Cintas Corp.	40,382	1,771
Cooper Industries, Ltd.	21,821	1,481
CSX Corp.	50,624	2,029
Cummins, Inc.(f)	10,373	869
Danaher Corp.(f)	75,026	4,307
Deere & Co.	58,441	4,348
Delta Air Lines, Inc.(a)(f)	30,493	228
Dover Corp.	47,913	2,009
Eaton Corp.	35,478	2,567
Emerson Electric Co.	101,335	7,104
Equifax, Inc.	32,069	901
FedEx Corp.	71,646	7,056
Fluor Corp.(f)	19,806	1,080
General Dynamics Corp.	47,806	5,001
General Electric Co.(e)	2,530,423	92,360
Goodrich Co.	27,955	912
H&R Block, Inc.(f)	38,810	1,902
Honeywell International, Inc.	207,642	7,353
Illinois Tool Works, Inc.	71,164	6,596
Ingersoll-Rand Co. Class A	41,050	3,296
ITT Industries, Inc.	22,002	1,858

		Market
		Value
	Shares	(000)

Industrials — (continued)
Lockheed Martin Corp.	104,871	$5,826
Masco Corp.	108,974	3,981
Monster Worldwide, Inc.(a)	27,692	932
Navistar International Corp.(a)(f)	16,880	742
Norfolk Southern Corp.	93,261	3,375
Northrop Grumman Corp.	89,278	4,853
PACCAR, Inc.	40,970	3,297
Pall Corp.	29,474	853
Parker-Hamifin Corp.	28,223	2,138
Pitney Bowes, Inc.	54,539	2,524
Power-One, Inc.(a)	20,500	183
R.R. Donnelley & Sons Co.	51,860	1,830
Raytheon Co.	107,714	4,183
Robert Half International, Inc.	41,114	1,210
Rockwell Automation, Inc.	43,520	2,156
Rockwell Collins, Inc.	42,119	1,661
Ryder Systems, Inc.	15,380	735
Southwest Airlines Co.	186,140	3,030
Textron, Inc.	32,775	2,419
Tyco International, Ltd.	483,048	17,264
Union Pacific Corp.	61,040	4,105
United Parcel Service, Inc. Class B	268,800	22,972
United Technologies Corp.	121,657	12,573
W.W. Grainger, Inc.	21,709	1,446
Waste Management, Inc.	136,579	4,089
		316,209
Information Technology — 16.2%
ADC Telecommunications, Inc.(a)(f)	190,527	511
Adobe Systems, Inc.	56,771	3,562
Advanced Micro Devices, Inc.(a)(f)	95,384	2,100
Affiliated Computer Services, Inc.(a)(f)	30,200	1,818
Agilent Technologies, Inc.(a)	115,127	2,775
Altera Corp.(a)	87,978	1,821
Analog Devices, Inc.	88,861	3,281
Andrew Corp.(a)	37,727	514
Apple Computer, Inc.(a)	97,246	6,263
Applied Materials, Inc.(a)	403,661	6,903
Applied Micro Circuits Corp.(a)(f)	75,042	316
Autodesk, Inc.	53,630	$2,035
Automatic Data Processing, Inc.	140,838	6,246
Avaya, Inc.(a)(f)	107,415	1,848
BMC Software, Inc.(a)	51,336	955
Broadcom Corp.(a)	77,846	2,513
CIENA Corp.(a)(f)	138,988	464
Cisco Systems, Inc.(a)	1,578,359	30,462
Citrix Systems, Inc.(a)	40,553	995
Computer Associates International, Inc.	138,244	4,294
Computer Sciences Corp.(a)	44,782	2,524
Compuware Corp.(a)	92,657	599
Comverse Technology, Inc.(a)	45,938	1,123
Convergys Corp.(a)	35,005	525
Corning, Inc.(a)	334,285	3,935
Dell, Inc.(a)	595,791	25,107
Electronic Arts, Inc.(a)	72,000	4,441
Electronic Data Systems Corp.(f)	120,686	2,788
EMC Corp.(a)	577,841	8,592
First Data Corp.	200,104	8,512
Fiserv, Inc.(a)	46,347	1,863
Fisher Scientific International, Inc.(a)	27,200	1,697
Freescale Semiconductor, Inc.(a)	94,408	1,733
Gateway, Inc.(a)(f)	91,465	550
Hewlett-Packard Co.	725,419	15,212
Intel Corp.	1,515,203	35,441
International Business Machines Corp.	398,818	39,315
Intuit, Inc.(a)	45,051	1,983
Jabil Circuit, Inc.(a)	48,013	1,228
JDS Uniphase Corp.(a)(f)	344,319	1,091
KLA-Tencor Corp.(a)(f)	46,264	2,155
Lexmark International Group, Inc. Class A(a)	30,602	2,601
Linear Technology Corp.	72,475	2,809
LSI Logic Corp.(a)(f)	93,535	513
Lucent Technologies, Inc.(a)(f)	1,074,672	4,041
Maxim Integrated Products, Inc.	77,056	3,266
Mercury Interactive Corp.(a)	21,548	981
Micron Technology, Inc.(a)	144,032	1,779
Microsoft Corp.(e)	2,602,704	69,518
Molex, Inc.	44,310	1,329

		Market
		Value
	Shares	(000)

Information Technology — (continued)
Motorola, Inc.	586,198	$10,083
National Semiconductor Corp.	84,318	1,513
NCR Corp.(a)	22,192	1,536
Network Appliance, Inc.(a)	87,767	2,916
News Corp. Class A(f)	609,600	11,375
Novell, Inc.(a)(f)	90,942	614
Novellus Systems, Inc.(a)	33,669	939
NVIDIA Corp.(a)(f)	38,651	911
Oracle Corp.(a)	1,231,538	16,897
Parametric Technology Corp.(a)	61,941	365
Paychex, Inc.	89,227	3,041
PerkinElmer, Inc.	31,257	703
PMC-Sierra, Inc.(a)(f)	40,024	450
QLogic Corp.(a)	21,745	799
QUALCOMM, Inc.	393,578	16,688
Sabre Holdings Corp. Class A	32,324	716
Sanmina-SCI Corp.(a)	124,358	1,053
Scientific-Atlanta, Inc. (f)	36,068	1,191
Siebel Systems, Inc.(a)	121,958	1,281
Solectron Corp.(a)	226,514	1,207
Sun Microsystems, Inc.(a)	817,188	4,396
SunGard Data Systems, Inc.(a)	67,950	1,925
Symantec Corp.(a)	149,000	3,838
Symbol Technologies, Inc.	56,885	984
Tektronix, Inc.	23,329	705
Tellabs, Inc.(a)	118,575	1,019
Teradyne, Inc.(a)	47,092	804
Texas Instruments, Inc.	411,903	10,141
Thermo Electron Corp.(a)	38,429	1,160
Unisys Corp.(a)	78,879	803
VERITAS Software Corp.(a)	101,883	2,909
Waters Corp.(a)	27,857	1,303
Xerox Corp.(a)	207,942	3,537
Xilinx, Inc.	81,704	2,422
Yahoo!, Inc.(a)	330,680	12,460
		449,611
Materials — 3.0%
Air Products & Chemicals, Inc.	53,489	3,101
Alcoa, Inc.	210,346	6,609
Allegheny Technologies, Inc.	21,729	471
Ball Corp.	26,870	1,182
Bemis Co., Inc.	25,228	734
Dow Chemical Co.	226,899	$11,234
E.I. Du Pont de Nemours & Co.	237,439	11,646
Eastman Chemical Co.	18,462	1,066
Ecolab, Inc.	60,626	2,130
Engelhard Corp.	29,030	890
Freeport-McMoRan Copper & Gold, Inc. Class B(f)	41,914	1,602
Georgia-Pacific Group	61,040	2,288
Great Lakes Chemical Corp.	12,503	356
Hercules, Inc.(a)	27,298	405
International Flavors & Fragrances, Inc.	22,204	951
International Paper Co.	117,956	4,954
Louisiana-Pacific Corp.	25,759	689
MeadWestvaco Corp.	47,388	1,606
Monsanto Co.	62,746	3,486
Newmont Mining Corp.	107,642	4,780
Nucor Corp.	37,204	1,947
Pactiv Corp.(a)	35,164	889
Phelps Dodge Corp.	23,505	2,325
PPG Industries, Inc.	40,490	2,760
Praxair, Inc.	76,620	3,383
Rohm & Haas Co.	52,796	2,335
Sealed Air Corp.(a)	20,236	1,078
Sigma-Aldrich Corp.	16,493	997
Temple-Inland, Inc.	13,314	911
United States Steel Corp.(f)	26,902	1,379
Vulcan Materials Co.	24,096	1,316
Weyerhaeuser Co.	56,424	3,793
		83,293
Telecommunication Services — 3.3%
ALLTEL Corp.	72,598	4,266
AT&T Corp.	187,247	3,569
BellSouth Corp.	440,428	12,239
CenturyTel, Inc.(f)	31,808	1,128
Citizens Communications Co.(f)	77,677	1,071
L-3 Communications Holdings, Inc.	28,400	2,080
Nextel Communications, Inc. Class A(a)	265,536	7,966
Qwest Communications International, Inc.(a)	430,622	1,912
SBC Communications, Inc.	795,504	20,500

		Market
		Value
	Shares	(000)

Telecommunication Services — (continued)
Sprint Corp. (Fon Group)	354,523	$8,810
Verizon Communications, Inc.	663,898	26,895
		90,436
Utilities — 3.2%
AES Corp.(a)	157,314	2,150
Allegheny Energy, Inc.(a)(f)	30,999	611
Ameren Corp.(f)	45,842	2,299
American Electric Power Co., Inc.	93,454	3,209
Calpine Corp.(a)(f)	144,152	568
CenterPoint Energy, Inc.(f)	72,493	819
Cinergy Corp.	42,358	1,763
CMS Energy Corp.(a)(f)	49,905	522
Consolidated Edison, Inc.	56,822	2,486
Constellation Energy Group, Inc.	42,603	1,862
Dominion Resources, Inc.(f)	78,687	5,330
DTE Energy Co.	41,346	1,783
Duke Energy Corp.	231,377	5,861
Dynegy Inc. Class A(a)(f)	92,330	427
Edison International	76,762	2,459
El Paso Corp.(f)	153,194	1,593
Entergy Corp.	53,443	3,612
Exelon Corp.	159,978	7,050
FirstEnergy Corp.	77,712	3,070
FPL Group, Inc.(f)	43,689	3,266
KeySpan Corp.(f)	37,606	1,484
Kinder Morgan, Inc.	29,238	2,138
Nicor, Inc.(f)	10,913	403
NiSource, Inc.	62,967	1,434
Peoples Energy Corp.(f)	9,031	397
PG&E Corp.(a)	94,523	3,146
Pinnacle West Capital Corp.	21,481	954
PPL Corp.	44,768	2,385
Progress Energy, Inc.(f)	58,108	2,629
Public Service Enterprise Group, Inc.(f)	55,822	2,890
Sempra Energy	54,689	2,006
Southern Co.	178,858	5,995
TECO Energy, Inc.(f)	46,176	$708
TXU Corp.	57,448	3,709
Williams Cos., Inc.(f)	134,837	2,197
Xcel Energy, Inc.(f)	93,997	1,711
XTO Energy, Inc.	62,200	2,201
		87,127
Total Common Stocks
(cost $2,082,504,194)		2,699,246

	Par
	Amount
	(000)

U.S. Government Securities — 0.2%
United States Treasury Bill 2.19% due 03/10/05(b)(c)	$4,299	4,281
Total U.S. Government Securities
(cost $4,281,257)		4,281

	Shares
	(000)

Short Term Investments — 5.7%
AIM Short Term Investment Prime Portfolio	60,104	$60,104
Federated Money Market Obligations Trust	487	487
State Street Navigator Securities Lending Prime Portfolio(d)(g) (Note 4)	98,442	98,442
Total Short Term Investments
(cost $159,032,959)		159,033
Total Investments — 103.4%
(identified cost $2,245,818,410)		2,862,560
Liabilities in excess of other assets — (3.4)%		(95,093)
Net Assets — 100%		$2,767,467

		Unrealized
	Number of	Appreciation
	Contracts	(000)

Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration date 03/2005	364	$1,073
Total unrealized appreciation on open futures contracts purchased		$1,073

(a)          Non-income producing security.

(b)         Security held as collateral in relation to initial margin requirements on futures contracts.

(c)          Rate represents annualized yield at date of purchase.

(d)         Security represents investment made with cash collateral received from securities loaned.

(e)          All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(f)            All or a portion of these securities were on loan at December 31, 2004.

(g)         Affiliated issuer. See table below for more information.

	Number of	Shares purchased	Shares sold for	Number of	Income earned
	shares held	for the year	the year ended	shares held at	for the year	Realized gain
Security Description	at 12/31/03	ended 12/31/04	12/31/04	12/31/04	ended 12/31/04	on shares sold

State Street Corp.	84,525	3,400	8,700	79,225	$52,637	$23,855
State Street Navigator Securities Lending Prime Portfolio	71,146,646	976,149,740	948,854,719	98,441,667	69,912	—

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2004

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $2,144,730) — including $97,986 of securities loaned (Note 2)	$2,760,226
Investments in non-controlled affiliates at market (identified cost $101,088) (Note 4)	102,334
2,862,560
Receivables:
Dividends and interest	3,608
Total assets	2,866,168
Liabilities
Payables:
Investment securities purchased	102
Daily variation margin on futures contracts	53
Due upon return of securities loaned	98,442
Management fees (Note 4)	104
Total liabilities	98,701
Net Assets	$2,767,467

Composition of Net Assets
Paid-in capital	$2,149,652
Net unrealized appreciation on investments and futures contracts	617,815
Net Assets	$2,767,467

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Operations

For the Year Ended December 31, 2004

(Amounts in thousands)

Investment Income
Dividend income — unaffiliated issuers		$52,917
Dividend income — non-controlled affiliated issuer		53
Interest		819
Security lending income (Notes 2 and 4)		70
Total Investment Income		53,859
Expenses
Management fees (Note 4)	$1,201
Total Expenses		1,201
Net Investment Income		52,658
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(34,201)
Investments — non-controlled affiliated issuer	24
Futures contracts	7,688
		(26,489)
Net change in unrealized appreciation (depreciation) on:
Investments	250,841
Futures contracts	(943)
		249,898
Net realized and unrealized gain		223,409
Net Increase in Net Assets Resulting from Operations		$276,067

See Notes to Financial Statements.

49

State Street Equity 500 Index Portfolio

Statement of Changes in Net Assets

(Amounts in thousands)

	For the	For the
	Year Ended	Year Ended
	December 31, 2004	December 31, 2003

Increase (Decrease) in Net Assets From:
Operations
Net investment income	$52,658	$39,264
Net realized loss on investments and futures contracts	(26,489)	(90,744)
Net change in unrealized appreciation (depreciation)	249,898	641,095
Net increase in net assets resulting from operations	276,067	589,615

Capital Transactions
Proceeds from contributions	331,241	547,305
Contributions in-kind	—	19,659
Fair value of withdrawals	(481,557)	(434,455)
Withdrawals in-kind	(72,956)	—
Net increase (decrease)in net assets from capital transactions	(223,272)	132,509
Total Net Increase in Net Assets	52,795	722,124
Net Assets
Beginning of year	2,714,672	1,992,548
End of year	$2,767,467	$2,714,672

See Notes to Financial Statements.

50

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00*

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,767,467	$2,714,672	$1,992,548	$2,692,298	$2,957,271

Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045	%†
Net investment income	1.97%	1.74%	1.57%	1.34%	1.14	%†
Portfolio turnover rate**	9%	12%	13%	14%	18	%††
Total return(a)	10.86%	28.62%	(22.16)%	(11.94)%	(2.41	)%††

*                 The Portfolio commenced operations on March 1, 2000.

**          The Portfolio turnover rate excludes in-kind security transactions.

†                  Annualized.

††            Not Annualized.

(a)          Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

51

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2004

1.              Organization

The State Street Master Funds (the “Trust”) is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI® EAFE® Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”). At December 31, 2004, only the Portfolio, State Street MSCI® EAFE® Index Portfolio and State Street Money Market Portfolio had commenced operations. Pursuant to the Trust’s Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2.              Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

52

Securities transactions, investment income and expenses: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the “SEC”) requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Securities Lending: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2004, the earned income for the Portfolio and State Street was $69,912 and $23,304, respectively.

53

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2004, the value of the securities loaned amounted to $97,985,663. The loans were collateralized with cash of $98,441,667, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the “Prime Portfolio”), an affiliated investment company, and letters of credit from JP Morgan Chase Bank and BNP Paribas in the amounts of $1,264,800 and $2,150,160, respectively.

Use of Estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3.              Securities Transactions

For the year ended December 31, 2004, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind withdrawals, aggregated to $237,412,033 and $297,872,960, respectively. The aggregate value of in-kind withdrawals was $72,956,408.

At December 31, 2004, the tax cost of investments was $2,450,998,571. The aggregate gross unrealized appreciation and gross unrealized depreciation was $783,440,674 and $371,879,248, respectively, resulting in net appreciation of $411,561,426 for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4.              Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of

54

the S&P 500® Index. The market value of each of these investments at December 31, 2004 is listed in the Portfolio of Investments.

During the year, the Portfolio had investment transactions executed through State Street Global Markets LLC, a wholly owned subsidiary of State Street Corp., and an affiliated broker-dealer of SSgA FM. For the year ended December 31, 2004, the Portfolio paid brokerage commissions to State Street Global Markets LLC of $52,740.

5.              Indemnifications

Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

55

General Information (unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

56

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 11, 2005

57

State Street Master Funds

(unaudited)

Number of
				Funds in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Address and	Held with	and Length of	Principal Occupation	Overseen by	Held by
Date of Birth (“DOB”)	Trust	Time Served	During Past Five Years	Trustee	Trustee

Independent Trustees:

Michael F. Holland	Trustee and	Term: Indefinite	Chairman, Holland & Company L.L.C.	14	Trustee, State
Holland & Company, LLC	Chairman of		(investment adviser) (1995 — present).		Street
375 Park Avenue	the Board	Elected: 7/99			Institutional
New York, NY 10152					Investment
DOB: 07/08/44					Trust; Director
of the Holland
Series Fund,
Inc.; and
Director, The
China Fund,
Inc.

William L. Boyan	Trustee	Term: Indefinite	Trustee of Old Mutual South Africa Master Trust	14	Trustee, State
State Street Master Funds			(investments) (1997 — present); Chairman		Street
P.O. Box 5049		Elected: 7/99	Emeritus, Children’s Hospital (1984 — present);		Institutional
Boston, MA 02206			Director, Boston Plan For Excellence (non-profit)		Investment
DOB: 01/20/37			(1994 — present); President and Chief Operations		Trust; and
			Officer, John Hancock Mutual Life Insurance		Trustee, Old
			Company (1959 — 1999). Mr. Boyan retired in		Mutual South
			1999.		Africa Master
Trust

Rina K. Spence	Trustee	Term: Indefinite	President of SpenceCare International LLC	14	Trustee, State
7 Acacia Street			(1998 — present); Member of the Advisory Board,		Street
Cambridge, MA 02138		Elected: 7/99	Ingenium Corp., (technology company) (2001 —		Institutional
DOB: 10/24/48			present); Chief Executive Officer, IEmily.com,		Investment
			(internet company) (2000 — 2001); Trustee		Trust; Director
			Eastern Enterprise (utilities) (1988 — 2000).		of Berkshire
Life Insurance
Company of
America; and
Director,
IEmily.com

Douglas T. Williams	Trustee	Term: Indefinite	Executive Vice President of Chase Manhattan	14	Trustee, State
State Street Master Funds			Bank, (1987 — 1999). Mr. Williams retired in		Street
P.O. Box 5049		Elected: 7/99	1999.		Institutional
Boston, MA 02206					Investment
DOB: 12/23/40					Trust

58

State Street Master Funds

(unaudited)

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Officer and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Officers:

Donald A. Gignac State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 06/14/65	President	Term: Indefinite Elected: 8/03	Senior Vice President of State Street Bank and Trust Company (2002 — present); Vice President of State Street Bank and Trust Company (1993 to 2002).	—	—

Karen Gillogly State Street Bank and Trust Company One Federal Street Boston, MA 02110 DOB: 09/03/66	Treasurer	Term: Indefinite Elected: 9/03	Vice President of State Street Bank and Trust Company (1999 — present); Audit Senior Manager, Ernst & Young LLP (1998 — 1999).	—	—

Julie A. Tedesco State Street Bank and Trust Company One Federal Street Boston, MA 02110 DOB: 09/03/57	Secretary	Term: Indefinite Elected: 5/00	Vice President and Counsel of State Street Bank and Trust Company (2000 — present); Counsel of First Data Investor Services Group, Inc., (1994 — 2000).	—	—

Peter A. Ambrosini SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 12/17/43	Chief Compliance Officer	Term: Unlimited Elected: 5/04	Senior Principal and Chief Compliance and Risk Management Officer, SSgA Funds Management, Inc. and State Street Global Advisors (2001 — present); Managing Director, PricewaterhouseCoopers LLP (1986 — 2001).	—	—

The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

59

Trustees

Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

60

IAR-08/05 (45328)

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Small Cap Fund – Class R

Core Opportunities Fund

Core Opportunities Fund – Class R

Tuckerman Active REIT Fund

Aggressive Equity Fund

Aggressive Equity Fund – Class R

IAM SHARES Fund

Large Cap Growth Opportunities Fund

Large Cap Value Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Annual Report

August 31, 2005

SSgA Funds
Equity Funds

Annual Report

August 31, 2005

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Equity Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholders,

As president of SSgA Funds Management, Inc., I am pleased to provide you with the SSgA Funds® annual report for the fiscal year ended August 31, 2005. This report provides an overview of the investment process for each fund, discussion about the management of each portfolio, and performance and financial statements. I hope you find this information useful as you review your overall investment strategy.

This was another exciting year for the SSgA Funds family, now comprised of 26 mutual funds representing a diverse group of investment strategies, including: money market, fixed income, domestic and international equity, and balanced funds. Based upon continual review of our product breadth, as well as insight into marketplace demand, we chose to open two new funds this fiscal year: the SSgA Directional Core Fund and the SSgA Enhanced Small Cap Fund. We also chose to close the SSgA Special Equity Fund and the SSgA MSCI EAFE Index Fund. Additionally, we created various class share products that specifically target the retirement plan and institutional markets.

I thank you, on behalf of SSgA Funds Management, for choosing SSgA Funds. Our reputation is built upon the trust our clients place in us every day to design and deliver exceptional financial services and products. In today's complex global marketplace, rest assured that we are committed to providing you with outstanding investment vehicles to meet your evolving investment challenges and needs. We look forward to continuing to share the benefit of our experience with you.

Sincerely,

James Ross

SSgA Funds Management, Inc.

President

President's Letter

3

This page has been intentionally left blank.

SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks to provide total returns that exceed over time the S&P 500® Index through investment in equity securities.

Invests in:  Large capitalization US equity securities.

Strategy:  The Fund's management team employs an equity strategy using bottom-up, quantitative stock selection from among the securities included in, but not limited to, the S&P 500 Index based upon a multi-factor return forecasting model, coupled with risk controlled, benchmark oriented portfolio construction.

Disciplined Equity Fund
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,214	12.14%
5 Years	$8,415	(3.39	%)+
10 Years	$21,332	7.87	%+
Standard & Poor's® 500 Composite Stock Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,256	12.56%
5 Years	$8,717	(2.71	%)+
10 Years	$25,592	9.85	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Disciplined Equity Fund

5

SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks to provide total returns that exceed, over time, the S&P 500® Index through investment in equity securities.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA Disciplined Equity Fund returned 12.14% versus the S&P 500 Index® return of 12.56%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The past twelve months was another strong period for US large cap investors with the S&P 500 Index returning 12.56%. In 2004, the market had been focused on macro issues such as oil prices, the war in Iraq, and terrorism. But, with the passing of the US presidential election, which many considered to be the final major target for terrorism (the others being the Democratic and Republican Conventions and the Summer Olympics), the market rallied and finished the fourth calendar quarter up 9.23% and the calendar year at 10.41%. In 2005, a number of themes dominated the investment climate: historically high oil prices, a suspected real estate bubble, and the Fed's continued tightening of interest rates. These factors have reined in market returns despite extremely favorable earnings growth rates for US companies. Overall, value stocks continued to perform the best, and mid cap names outperformed both the large and small cap markets.

The SSgA Disciplined Equity Fund is a large capitalization core fund which has benchmark-like characteristics and does not make bets as to style, size, or beta. A quantitative process is used to rank stocks generally on a nightly basis and industries on a monthly basis. The best performing sectors over the past year in the Fund were energy, utilities, and consumer services. At the industry level, construction/real property, oil refining, and medical providers and services had the top returns. The stock positions that contributed the most to absolute returns were Exxon Mobil, Burlington Resources, UnitedHealth Group, Intel, and Microsoft.

On a relative return basis, the industry positions that helped the most were overweights to medical providers and services and oil refining, and underweights to publishing, media, and banks. Oil refining and medical providers and services were also the two best industries for stock selection in the Fund. Overweights to Sunoco, Valero Energy, and Marathon Oil were the best positions in oil services. Overweights also helped the most in medical products and services with positions in Cigna, Humana, UnitedHealth Group, and WellPoint adding the most to relative results. Other names that added value were overweights to Burlington Resources, NVR, MEMC Electronic Materials, and Federated Department Stores.

The worst performing sectors in the fund were telecommunications, financials, and basic materials. Motor vehicles and parts, alcohol, and publishing were the worst performing industries. At the stock level, positions in Pfizer, Merck, AIG, and Wal-Mart detracted the most from absolute returns.

On a relative return basis, the Fund was hurt the most at the industry level from under-exposure to tobacco and oil services and an overweight to alcohol. The Fund had the toughest time picking stocks within computer hardware, electronic equipment, and specialty retail. Underweights to Apple and Hewlett Packard detracted the most within computer hardware. Within electronic equipment, underweights to Corning and Qualcomm negatively impacted performance. In specialty retail, an overweight to Rent-A-Center stood out as the biggest loser. Other positions that hurt relative results were underweights to ConocoPhillips, Altria, and Halliburton and overweights to Merck, Ford, and Anheusur-Busch.

How is the Fund currently positioned to meet its long-term objective?

The Fund is a large capitalization core portfolio which aims to outperform the S&P 500 Index in a highly risk controlled manner over time. The Fund is currently diversified with approximately 225 securities and has characteristics similar to the benchmark. These positions are determined by our proprietary stock and industry selection processes. The Fund seeks to minimize any bets as to style, size, or beta and generally seeks to hold less than 2% cash at all times.

Disciplined Equity Fund

6

SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

As of August 31, 2005, the industry selection process resulted in the Fund holding its largest overweights at the industry level to the oil services, energy reserves, and electric utility industries; and the largest underweight to department store, oil service, and motor vehicle and parts industries. The stock selection process resulted in the Fund's top five stock overweights of: Federated Department Stores, Valero Energy, Sunoco, Burlington Resources, and Cooper Cameron. The top five stock underweights were: ConocoPhillips, Altria, Hewlett-Packard, Eli Lilly, and Schlumberger.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1995.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

Disciplined Equity Fund

7

SSgA

Disciplined Equity Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,021.90	$1,022.79
Expenses Paid During Period *	$2.45	$2.45

* Expenses are equal to the Fund's expense ratio of .48% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Disciplined Equity Fund

8

SSgA
Disciplined Equity Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.6%
Consumer Discretionary - 11.0%
Advance Auto Parts, Inc. (Æ)	2,900	177
Autozone, Inc. (Æ)	5,600	529
Barnes & Noble, Inc. (Ñ)	27,600	1,042
Best Buy Co., Inc.	12,800	610
BorgWarner, Inc.	700	41
Brinker International, Inc. (Æ)	2,200	82
Coach, Inc. (Æ)	35,200	1,168
Comcast Corp. Class A (Æ)	21,133	650
Darden Restaurants, Inc.	18,900	594
Federated Department Stores, Inc.	23,551	1,625
Gap, Inc. (The)	49,300	937
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	40,700	684
Harrah's Entertainment, Inc.	10,600	737
Harte-Hanks, Inc.	14,700	377
Hilton Hotels Corp.	5,300	123
Home Depot, Inc.	64,200	2,588
KB Home	8,200	608
Lennar Corp. Class A (Ñ)	5,500	341
Liz Claiborne, Inc.	8,500	349
Marriott International, Inc. Class A	6,200	392
Marvel Enterprises, Inc. (Æ)(Ñ)	10,900	210
McDonald's Corp.	56,900	1,846
MGM Mirage (Æ)(Ñ)	3,000	127
Nordstrom, Inc.	7,600	255
NVR, Inc. (Æ)	1,200	1,062
Rent-A-Center, Inc. (Æ)	3,050	62
Sears Holdings Corp. (Æ)	3,000	408
Standard-Pacific Corp.	3,000	132
Stanley Works (The)	17,900	819
Staples, Inc.	42,000	922
Target Corp.	500	27
Time Warner, Inc.	155,450	2,786
TJX Cos., Inc.	6,300	132
Viacom, Inc. Class B	53,700	1,825
Walt Disney Co.	54,800	1,380
Weight Watchers International, Inc. (Æ)(Ñ)	5,900	334
		25,981
Consumer Staples - 9.0%
Altria Group, Inc.	28,000	1,980
Anheuser-Busch Cos., Inc.	34,900	1,546
BJ's Wholesale Club, Inc. (Æ)(Ñ)	15,900	454
Clorox Co.	9,900	570
Coca-Cola Co. (The)	70,400	3,098
Coca-Cola Enterprises, Inc.	28,100	628
Colgate-Palmolive Co.	14,000	735
Energizer Holdings, Inc. (Æ)	100	6
Gillette Co. (The)	18,500	997
Kimberly-Clark Corp.	5,400	336

	Principal Amount ($) or Shares	Market Value $
Loews Corp.	8,200	317
Pepsi Bottling Group, Inc.	18,900	557
PepsiCo, Inc.	42,600	2,337
Pilgrim's Pride Corp.	24,100	817
Procter & Gamble Co.	59,900	3,323
Reynolds American, Inc. (Ñ)	100	8
Tyson Foods, Inc. Class A	45,000	800
Wal-Mart Stores, Inc.	64,300	2,891
		21,400
Energy - 10.3%
BJ Services Co.	7,300	461
Burlington Resources, Inc.	23,300	1,719
Chevron Corp.	30,520	1,874
ConocoPhillips	12,200	804
Cooper Cameron Corp. (Æ)	14,800	1,068
Devon Energy Corp.	23,700	1,440
Exxon Mobil Corp.	149,216	8,938
Halliburton Co.	500	31
Kerr-McGee Corp.	14,394	1,267
Marathon Oil Corp.	23,700	1,524
Occidental Petroleum Corp.	12,900	1,071
Pride International, Inc. (Æ)	8,600	218
Sunoco, Inc.	19,100	1,389
Transocean, Inc. (Æ)	12,100	714
Valero Energy Corp.	16,800	1,789
		24,307
Financials - 18.6%
ACE, Ltd.	900	40
Allmerica Financial Corp. (Æ)	19,900	810
Allstate Corp. (The)	30,900	1,737
American Express Co.	42,900	2,370
American International Group, Inc.	61,425	3,636
Assurant, Inc.	11,700	437
Bank of America Corp.	103,952	4,473
Bear Stearns Cos., Inc. (The)	12,600	1,266
CB Richard Ellis Group, Inc. Class A (Æ)	1,000	49
Charles Schwab Corp. (The)	15,700	212
Chubb Corp.	3,800	330
Citigroup, Inc.	131,600	5,760
Countrywide Financial Corp.	16,900	571
Fannie Mae	17,600	898
Federated Investors, Inc. Class B	18,900	587
Fifth Third Bancorp	4,700	195
Freddie Mac	11,800	713
Hartford Financial Services Group, Inc.	5,600	409
IndyMac Bancorp, Inc.	15,400	613
JPMorgan Chase & Co.	98,072	3,324
KeyCorp	39,000	1,292
Lehman Brothers Holdings, Inc.	15,700	1,659

Disciplined Equity Fund

9

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Marsh & McLennan Cos., Inc.	3,500	98
MBNA Corp.	34,050	858
Merrill Lynch & Co., Inc.	26,900	1,538
Metlife, Inc.	12,300	602
Mills Corp. (The) (ö)	1,300	76
Morgan Stanley	3,500	178
Old Republic International Corp.	11,850	298
PNC Financial Services Group, Inc.	13,900	782
Principal Financial Group, Inc. (Ñ)	6,600	302
Progressive Corp. (The)	8,400	810
Providian Financial Corp. (Æ)(Ñ)	5,300	99
Radian Group, Inc.	1,500	77
St. Paul Travelers Cos., Inc. (The)	1,170	50
Torchmark Corp.	3,400	179
US Bancorp	8,200	240
Ventas, Inc. (ö)	26,200	816
Wachovia Corp.	49,800	2,471
Washington Mutual, Inc.	27,378	1,138
Wells Fargo & Co.	35,500	2,117
		44,110
Health Care - 12.9%
Abbott Laboratories	30,800	1,390
Aetna, Inc.	10,100	805
AmerisourceBergen Corp.	16,300	1,217
Amgen, Inc. (Æ)	23,188	1,853
Barr Pharmaceuticals, Inc. (Æ)	500	23
Becton Dickinson & Co.	5,700	300
Cardinal Health, Inc.	7,200	429
Caremark Rx, Inc. (Æ)	200	9
Cigna Corp.	11,800	1,361
Edwards Lifesciences Corp. (Æ)	3,500	154
Eli Lilly & Co.	4,300	236
Hospira, Inc. (Æ)	3,830	152
Humana, Inc. (Æ)	19,000	915
Invitrogen Corp. (Æ)	12,000	1,017
Johnson & Johnson	69,830	4,426
King Pharmaceuticals, Inc. (Æ)	12,700	187
McKesson Corp.	28,600	1,335
Medtronic, Inc.	35,800	2,041
Merck & Co., Inc.	53,200	1,502
Pfizer, Inc.	193,555	4,930
St. Jude Medical, Inc. (Æ)	19,000	872
Thermo Electron Corp. (Æ)	26,600	742
UnitedHealth Group, Inc.	46,500	2,395
Watson Pharmaceuticals, Inc. (Æ)	20,900	721
WellPoint, Inc. (Æ)	17,900	1,329
Wyeth	6,600	302
		30,643

	Principal Amount ($) or Shares	Market Value $
Industrials - 11.0%
3M Co.	30,400	2,163
Adesa, Inc.	5,500	125
Alliant Techsystems, Inc. (Æ)	1,900	146
Aramark Corp. Class B (Ñ)	5,000	137
Automatic Data Processing, Inc.	18,600	795
Boeing Co.	1,800	121
Cendant Corp.	57,500	1,170
CSX Corp.	16,400	721
Cummins, Inc.	5,600	484
Danaher Corp.	24,400	1,307
Emerson Electric Co.	2,800	188
General Dynamics Corp.	13,100	1,501
General Electric Co.	223,000	7,495
Ingersoll-Rand Co. Class A	4,100	326
L-3 Communications Holdings, Inc. (Ñ)	8,600	704
Lockheed Martin Corp.	10,000	622
Masco Corp.	4,700	144
Raytheon Co.	18,000	706
Republic Services, Inc.	8,300	301
Textron, Inc.	11,500	820
Total System Services, Inc. (Ñ)	5,700	134
Tyco International, Ltd.	49,500	1,378
United Parcel Service, Inc. Class B	26,300	1,864
United Technologies Corp.	38,800	1,940
Yellow Roadway Corp. (Æ)(Ñ)	18,400	862
		26,154
Information Technology - 15.5%
Apple Computer, Inc. (Æ)	1,400	66
Arrow Electronics, Inc. (Æ)	500	15
Bausch & Lomb, Inc.	8,700	659
BMC Software, Inc. (Æ)	54,900	1,098
Cisco Systems, Inc. (Æ)	187,500	3,304
Citrix Systems, Inc. (Æ)	16,600	395
Computer Associates International, Inc.	406	11
Computer Sciences Corp. (Æ)	6,200	276
Dell, Inc. (Æ)	75,700	2,695
EMC Corp. (Æ)	36,800	473
Fair Isaac Corp. (Ñ)	21,800	891
First Data Corp.	30,300	1,259
Google, Inc. Class A (Æ)	3,500	1,001
Hewlett-Packard Co.	21,663	601
IMS Health, Inc.	30,900	840
Intel Corp.	166,800	4,290
International Business Machines Corp.	46,200	3,725
Jabil Circuit, Inc. (Æ)	22,600	665

Disciplined Equity Fund

10

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
JDS Uniphase Corp. (Æ)(Ñ)	107,500	171
McAfee, Inc. (Æ)	31,900	978
MEMC Electronic Materials, Inc. (Æ)	60,900	1,027
Mettler Toledo International, Inc. (Æ)	7,600	383
Microsoft Corp.	190,800	5,228
Motorola, Inc.	40,500	886
National Semiconductor Corp.	48,900	1,219
NCR Corp. (Æ)	4,400	151
Novell, Inc. (Æ)	35,700	235
Oracle Corp. (Æ)	46,900	608
Qualcomm, Inc.	8,000	318
Scientific-Atlanta, Inc.	3,000	115
Texas Instruments, Inc.	61,400	2,007
VeriSign, Inc. (Æ)	14,200	310
Waters Corp. (Æ)	11,600	527
Western Digital Corp. (Æ)	7,100	98
Xerox Corp. (Æ)	9,800	131
		36,656
Materials - 2.0%
Monsanto Co.	21,500	1,372
Newmont Mining Corp.	4,700	186
Nucor Corp.	5,700	322
Pactiv Corp. (Æ)	1,000	19
Phelps Dodge Corp.	11,400	1,226
Rayonier, Inc. (Ñ)	204	11
Sealed Air Corp. (Æ)	10,400	528
Sherwin-Williams Co. (The)	24,800	1,150
		4,814
Telecommunication Services - 3.5%
Alltel Corp.	2,800	173
AT&T Corp.	22,600	445
BellSouth Corp.	2,000	53
CenturyTel, Inc.	7,300	262
Qwest Communications International, Inc. (Æ)(Ñ)	72,500	283
SBC Communications, Inc.	94,518	2,276
Sprint Nextel Corp.	78,266	2,029
Verizon Communications, Inc.	88,100	2,882
		8,403
Utilities - 3.8%
Centerpoint Energy, Inc.	36,100	513
CMS Energy Corp. (Æ)(Ñ)	22,900	369
Dominion Resources, Inc.	13,900	1,063
DPL, Inc.	25,700	694
Exelon Corp.	33,500	1,805
FirstEnergy Corp.	20,000	1,021

	Principal Amount ($) or Shares	Market Value $
KeySpan Corp.	200	8
Northeast Utilities	4,100	82
PG&E Corp.	35,300	1,324
Southern Co. (The)	14,500	499
TXU Corp.	15,600	1,513
		8,891
Total Common Stocks (cost $205,937)		231,359
Short-Term Investments - 2.3%
AIM Short Term Investment Treasury Portfolio	1,518	2
Federated Investors Prime Cash Obligations Fund	5,115,361	5,115
United States Treasury Bills (ç)(ÿ)(§) 3.069% - 3.426% due 10/06/05	270	269
Total Short-Term Investments	(cost $5,386)	5,386
Other Securities - 2.1%
State Street Navigator Securities Prime Lending Portfolio (Ω)	5,051,973	5,052
Total Other Securities (cost $5,052)		5,052
Total Investments - 102.0% (identified cost $216,375)		241,797
Other Assets and Liabilities, Net - (2.0%)		(4,697)
Net Assets - 100.0%		237,100

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund

11

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 09/05 (17)	5,191	(90)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(90)

Portfolio Summary (Unaudited)	% of Net Assets
Consumer Discretionary	11.0
Consumer Staples	9.0
Energy	10.3
Financials	18.6
Health Care	12.9
Industrials	11.0
Information Technology	15.5
Materials	2.0
Telecommunication Services	3.5
Utilities	3.8
Short-Term Investments	2.3
Other Securities	2.1
Total Investments	102.0
Other Assets and Liabilities, Net	(2.0)
Net Assets	100.0
Futures Contracts	-	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund

12

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks to maximize total return through investments in small-cap equity securities.

Invests in:  At least 80% of the total assets will be invested in smaller cap securities.

Strategy:  Equity securities will be selected for the Fund on the basis of proprietary analytical models. The Fund management team uses a quantative approach to investment management, designed to uncover equity securities which are undervalued, with superior growth potential. This quantative investment management approach involves a modeling process to evaluate vast amounts of financial data and corporate earnings forecast.

Small Cap Fund – Institutional Class
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$12,606	26.06%
5 Years	$13,864	6.75	%+
10 Years	$25,660	9.88	%+
Small Cap Fund – Class R‡
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$12,575	25.75%
5 Years	$13,796	6.65	%+
10 Years	$25,284	9.72	%+
Russell 2000® Index†
Period Ended 08/31/05	Growth of $10,000	Return
1 Year	$12,310	23.10%
5 Years	$13,223	5.75	%+
10 Years	$24,860	9.53	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Small Cap Fund

13

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks to maximize total return through investments in small-cap equity securities.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA Small Cap Fund Institutional Class and Class R returned 26.06% and 25.75%, respectively, versus the Russell 2000® Index return of 23.10%. The Fund's performance includes operating expenses, whereas the Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The investment process incorporates management's perspectives on valuation, quality, and sentiment. Specifically, the Fund seeks to own high quality stocks with strong cash flow available to sustain future growth, as well as stocks that are inexpensive on a price-to-earnings basis. Over the past twelve months, all of the Fund's stock selection factors have identified positive performance among small cap stocks. The price-to-earnings and cash flow components have served as particularly strong predictors of stock price appreciation.

The SSgA Small Cap Fund's performance was driven by strong stock selection. Over the past year, stocks in nine of ten sectors contributed to outperformance. The largest contributions resulted from overweight positions among consumer discretionary, financial, and energy stocks. Durables, like Walter Industries Inc. and USG Corp., added value. Walter Industries, which offers a diversified line of products and services, returned a stellar 194%. Investors rewarded the stock after the company announced plans to increase its coal production capacity. In addition, the company benefited from the homebuilding and financing environment, which propelled the stock higher. The Fund's position in USG Corp. soared (+142%) as optimism that the Republican victories in the US elections improved prospects of creating a fund to settle asbestos-related lawsuits. As oil prices continued their steady climb upward, the Fund benefited from overweights to Frontier Oil Corp. (+243%), Vintage Petroleum Inc. (+84%), Cal Dive International Inc. (+99%), and Tesoro Petroleum Corp. (+103%). Among financials, a number of insurance and REIT stocks added value, including: UnumProvident Corp, Hartford Financial Services Inc., and American Home Mortgage Investment Corp.

Overall, securities in the materials sector detracted from performance, with many of these names falling into negative territory over the past year. The largest stock-level detraction resulted from an overweight to AK Steel Holdings Corp., which declined at the beginning of 2005 after an analyst downgraded the stock to a "sell" from a "hold." This downgrade served as a catalyst for leading the number one supplier of steel for automakers downward. An underweight to Oregon Steel Mills resulted in another sizeable detraction among materials stocks.

How is the Fund currently positioned to meet its long-term objective?

With slower corporate profit growth and higher interest rates anticipated investors should seek high quality stocks that offer consistent and predictable earnings. These higher quality stocks should benefit the Fund. The Fund is currently finding investment opportunities among computer hardware, computer software, transportation, and drugs stocks.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Small Cap Fund

14

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1995.

  †  The Russell 2000® Index is unmanaged and cannot be invested in directly. The index is composed of the 2,000 smallest securities in the Russell 3000® Index, representing approximately 11% of the Russell 3000 total market capitalization. The Index is widely regarded in the industry as the premier measure of small cap stocks.

  +  Annualized.

  ‡  Performance for the Small Cap Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

A portion of the fiscal 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

Small company issues can be subject to increased volatility and considerable price fluctuation.

Small Cap Fund

15

SSgA

Small Cap Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,034.30	$1,019.76
Expenses Paid During Period *	$5.54	$5.50

* Expenses are equal to the Fund's expense ratio of 1.08% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,031.50	$1,017.29
Expenses Paid During Period *	$8.04	$7.98

* Expenses are equal to the Fund's expense ratio of 1.57% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period since inception).

Small Cap Fund

16

SSgA
Small Cap Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.4%
Consumer Discretionary - 15.2%
Aftermarket Technology Corp. (Æ)(Ñ)	90,877	1,563
American Greetings Corp. Class A (Ñ)	213,700	5,426
Ameristar Casinos, Inc. (Ñ)	281,278	6,461
Arbitron, Inc.	167,600	7,039
Catalina Marketing Corp. (Ñ)	261,200	6,253
CEC Entertainment, Inc. (Æ)(Ñ)	67,500	2,315
CKE Restaurants, Inc. (Ñ)	457,100	5,348
Dave & Buster's, Inc. (Æ)(Ñ)	41,000	584
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	572,200	9,613
Guess ?, Inc. (Æ)(Ñ)	58,500	1,265
K-Swiss, Inc. Class A (Ñ)	183,500	5,623
Lin TV Corp. Class A (Æ)(Ñ)	85,700	1,295
Matthews International Corp. Class A (Ñ)	134,900	5,396
Men's Wearhouse, Inc. (Æ)(Ñ)	72,149	2,199
Pantry, Inc. (The) (Æ)(Ñ)	236,502	8,488
Papa John's International, Inc. (Æ)(Ñ)	106,978	5,116
Payless Shoesource, Inc. (Æ)(Ñ)	334,300	6,198
Phillips-Van Heusen Corp. (Ñ)	215,000	7,200
RH Donnelley Corp. (Æ)(Ñ)	141,800	9,116
Scholastic Corp. (Æ)(Ñ)	155,900	5,686
Sotheby's Holdings Class A (Æ)(Ñ)	324,000	5,635
Stewart Enterprises, Inc. Class A	529,000	3,671
Tupperware Corp. (Ñ)	261,800	5,739
Wolverine World Wide, Inc.	123,700	2,606
Yankee Candle Co., Inc. (Ñ)	180,100	4,947
		124,782
Consumer Staples - 4.2%
American Italian Pasta Co. Class A (Ñ)	106,500	1,175
Chattem, Inc. (Æ)(Ñ)	137,400	5,323
Chiquita Brands International, Inc. (Ñ)	216,200	5,448
Hansen Natural Corp. (Æ)(Ñ)	125,400	6,226
Longs Drug Stores Corp. (Ñ)	253,400	10,744
Nash Finch Co. (Ñ)	125,482	5,270
		34,186
Energy - 9.1%
Cal Dive International, Inc. (Æ)(Ñ)	151,500	9,463
Cimarex Energy Co. (Æ)	147,800	6,317
Forest Oil Corp. (Æ)	152,700	6,864
Frontier Oil Corp.	253,600	9,295
Grey Wolf, Inc. (Æ)(Ñ)	805,400	6,306
Helmerich & Payne, Inc.	143,100	8,503
Lone Star Technologies, Inc. (Æ)(Ñ)	113,200	6,260
Meridian Resource Corp. (Æ)(Ñ)	844,500	2,930
NS Group, Inc. (Æ)(Ñ)	183,500	7,637
Overseas Shipholding Group, Inc. (Ñ)	103,500	6,329
Vintage Petroleum, Inc.	129,900	4,992
		74,896

	Principal Amount ($) or Shares	Market Value $
Financials - 19.5%
Affiliated Managers Group, Inc. (Æ)(Ñ)	60,550	4,397
American Equity Investment Life Holding Co. (Ñ)	391,700	4,379
American Financial Realty Trust (ö)(Ñ)	63,400	900
American Home Mortgage Investment Corp. (ö)	162,000	5,182
American Physicians Capital, Inc. (Æ)(Ñ)	57,700	2,551
AmerUs Group Co. (Ñ)	131,200	7,258
BankAtlantic Bancorp, Inc. Class A (Ñ)	470,800	8,027
Bimini Mortgage Management, Inc. Class A (ö)(Ñ)	302,500	3,775
Capital Automotive REIT (ö)(Ñ)	154,000	5,524
Columbia Banking System, Inc. (Ñ)	31,200	823
Commercial Federal Corp. (Ñ)	216,300	7,335
Community Bank System, Inc. (Ñ)	73,300	1,732
Corus Bankshares, Inc. (Ñ)	126,900	7,384
Digital Realty Trust, Inc. (ö)	205,700	3,913
Downey Financial Corp. (Ñ)	14,000	887
Education Realty Trust, Inc. (ö)(Ñ)	118,500	2,186
Financial Federal Corp. (Ñ)	211,500	8,259
FirstFed Financial Corp. (Æ)(Ñ)	141,474	8,142
Flagstar Bancorp, Inc. (Ñ)	18,400	317
Flushing Financial Corp.	52,100	909
FPIC Insurance Group, Inc. (Æ)(Ñ)	61,700	2,159
Hancock Holding Co. (Ñ)	52,009	1,711
Heritage Property Investment Trust (ö)(Ñ)	152,900	5,460
Highwoods Properties, Inc. (ö)(Ñ)	211,900	6,544
Independent Bank Corp. (Ñ)	130,700	3,958
Investment Technology Group, Inc. (Æ)(Ñ)	40,100	1,101
Irwin Financial Corp. (Ñ)	325,758	6,841
Kilroy Realty Corp. (ö)(Ñ)	105,300	5,550
LandAmerica Financial Group, Inc. (Ñ)	109,128	6,452
Luminent Mortgage Capital, Inc. (ö)	103,700	940
Mid-America Apartment Communities, Inc. (ö)	77,700	3,481
Nelnet, Inc. Class A (Æ)(Ñ)	270,200	9,673
Ohio Casualty Corp. (Ñ)	53,400	1,349
Prosperity Bancshares, Inc. (Ñ)	21,800	637
Provident Bankshares Corp. (Ñ)	82,727	2,825
Santander BanCorp (Ñ)	31,200	809
Selective Insurance Group, Inc. (Ñ)	126,300	5,979
SVB Financial Group (Æ)(Ñ)	189,500	8,914
TierOne Corp. (Ñ)	60,778	1,715
		159,978
Health Care - 10.8%
Alkermes, Inc. (Æ)(Ñ)	520,500	9,775
Alpharma, Inc. Class A	616,500	16,411

Small Cap Fund

17

SSgA
Small Cap Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Genesis HealthCare Corp. (Æ)(Ñ)	138,593	5,558
Greatbatch, Inc. (Æ)	113,200	2,830
Haemonetics Corp. (Æ)(Ñ)	269,200	11,963
Immunogen, Inc. (Æ)(Ñ)	533,500	3,388
Kindred Healthcare, Inc. (Æ)(Ñ)	224,200	6,860
Medicines Co. (Æ)(Ñ)	240,200	5,313
RehabCare Group, Inc. (Æ)	73,600	1,654
Res-Care, Inc. (Æ)(Ñ)	128,100	1,928
Seattle Genetics, Inc. (Æ)(Ñ)	333,882	1,960
Sierra Health Services, Inc. (Æ)(Ñ)	87,200	5,869
Sybron Dental Specialties, Inc. (Æ)(Ñ)	232,200	9,002
United Therapeutics Corp. (Æ)(Ñ)	89,800	6,305
		88,816
Industrials - 14.5%
Alaska Air Group, Inc. (Æ)(Ñ)	225,000	7,587
Arkansas Best Corp. (Ñ)	71,300	2,400
Asset Acceptance Capital Corp. (Æ)(Ñ)	73,400	2,119
Consolidated Graphics, Inc. (Æ)(Ñ)	85,800	3,313
DHB Industries, Inc. (Æ)(Ñ)	1,014,800	4,648
DRS Technologies, Inc. (Ñ)	26,600	1,368
ESCO Technologies, Inc. (Æ)(Ñ)	85,100	8,823
ExpressJet Holdings, Inc. (Æ)	342,700	3,259
Forward Air Corp. (Ñ)	187,550	6,617
Gardner Denver, Inc. (Æ)	125,700	5,257
Genlyte Group, Inc. (Æ)(Ñ)	152,700	7,514
Heartland Express, Inc. (Ñ)	249,743	4,975
HUB Group, Inc. Class A (Æ)	170,100	5,486
Kennametal, Inc.	172,700	8,055
Korn/Ferry International (Æ)(Ñ)	43,900	870
Pacer International, Inc. (Æ)(Ñ)	63,600	1,669
Portfolio Recovery Associates, Inc. (Æ)(Ñ)	110,200	4,405
Teledyne Technologies, Inc. (Æ)(Ñ)	183,562	7,091
Terex Corp. (Æ)(Ñ)	190,300	9,283
Toro Co. (Ñ)	202,200	7,851
United Rentals, Inc. (Æ)(Ñ)	307,300	5,547
Walter Industries, Inc. (Ñ)	244,500	10,726
		118,863
Information Technology - 17.8%
Ansys, Inc. (Æ)	184,800	6,976
Arris Group, Inc. (Æ)(Ñ)	687,400	7,211
AsiaInfo Holdings, Inc. (Æ)(Ñ)	287,052	1,444
Aspect Communications Corp. (Æ)(Ñ)	379,037	4,359
ATMI, Inc. (Æ)(Ñ)	111,200	3,428
Brightpoint, Inc. (Æ)(Ñ)	136,400	3,909
Brocade Communications Systems, Inc. (Æ)(Ñ)	1,556,400	6,210

	Principal Amount ($) or Shares	Market Value $
Cabot Microelectronics Corp. (Æ)(Ñ)	77,900	2,322
Checkpoint Systems, Inc. (Æ)(Ñ)	231,694	5,062
CommScope, Inc. (Æ)(Ñ)	426,800	7,981
Emulex Corp. (Æ)	483,500	10,419
Filenet Corp. (Æ)(Ñ)	111,300	2,957
Hyperion Solutions Corp. (Æ)(Ñ)	61,100	2,650
Inter-Tel, Inc. (Ñ)	160,900	3,564
Internet Security Systems, Inc. (Æ)(Ñ)	315,300	7,164
Ipass, Inc. (Æ)(Ñ)	446,400	2,491
j2 Global Communications, Inc. (Æ)	152,700	5,731
Komag, Inc. (Æ)(Ñ)	205,100	6,842
MicroStrategy, Inc. Class A (Æ)(Ñ)	102,100	7,862
MRO Software, Inc. (Æ)(Ñ)	115,600	1,950
Omnivision Technologies, Inc. (Æ)(Ñ)	242,100	3,549
Packeteer, Inc. (Æ)(Ñ)	174,900	2,067
Palm, Inc. (Æ)(Ñ)	291,300	9,957
Photronics, Inc. (Æ)(Ñ)	164,800	3,423
Radisys Corp. (Æ)(Ñ)	126,400	2,360
RSA Security, Inc. (Æ)(Ñ)	152,600	2,005
Seachange International, Inc. (Æ)(Ñ)	136,900	838
Sigmatel, Inc. (Æ)(Ñ)	101,200	1,958
SS&C Technologies, Inc.	120,816	4,409
WebEx Communications, Inc. (Æ)(Ñ)	194,475	5,013
Websense, Inc. (Æ)	167,400	8,352
Westell Technologies, Inc. Class A (Æ)(Ñ)	346,000	1,291
		145,754
Materials - 4.2%
AK Steel Holding Corp. (Æ)(Ñ)	512,000	4,045
Carpenter Technology Corp. (Ñ)	41,400	2,306
Century Aluminum Co. (Æ)(Ñ)	196,657	4,759
FMC Corp. (Æ)	129,400	7,371
Georgia Gulf Corp. (Ñ)	147,800	4,124
Octel Corp. (Ñ)	28,600	491
Silgan Holdings, Inc. (Ñ)	25,400	1,530
Terra Industries, Inc. (Æ)(Ñ)	368,700	2,691
Texas Industries, Inc.	125,600	7,512
		34,829
Telecommunication Services - 0.8%
Commonwealth Telephone Enterprises, Inc. (Ñ)	51,320	2,065
Premiere Global Services, Inc. (Æ)(Ñ)	410,867	3,747
Talk America Holdings, Inc. (Æ)(Ñ)	130,291	1,195
		7,007

Small Cap Fund

18

SSgA
Small Cap Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Utilities - 1.3%
Cleco Corp. (Ñ)	169,100	3,889
El Paso Electric Co. (Æ)(Ñ)	76,000	1,593
Energen Corp. (Ñ)	126,251	4,839
		10,321
Total Common Stocks (cost $675,826)		799,432
Short-Term Investments - 2.0%
AIM Short Term Investment Treasury Portfolio	4,921,337	4,921
Federated Investors Prime Cash Obligations Fund	10,635,305	10,635
United States Treasury Bills (ç)(ÿ)(§) 3.260% - 3.325% due 10/13/05	675	672
Total Short-Term Investments (cost $16,228)		16,228
Other Securities - 24.9%
State Street Navigator Securities Prime Lending Portfolio (Ω)	204,766,726	204,767
Total Other Securities (cost $204,767)		204,767
Total Investments - 124.3% (identified cost $896,821)		1,020,427
Other Assets and Liabilities, Net - (24.3%)		(199,473)
Net Assets - 100.0%		820,954

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000 Mini Index expiration date 09/05 (235)	15,679	51
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		51

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund

19

SSgA
Small Cap Fund

Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
Consumer Discretionary	15.2
Consumer Staples	4.2
Energy	9.1
Financials	19.5
Health Care	10.8
Industrials	14.5
Information Technology	17.8
Materials	4.2
Telecommunication Services	0.8
Utilities	1.3
Short-Term Investments	2.0
Other Securities	24.9
Total Investments	124.3
Other Assets and Liabilities, Net	(24.3)
Net Assets	100.0
Futures Contracts	-	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund

20

SSgA

Core Opportunities Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks to achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

Invests in:  US equity securities.

Strategy:  The Fund management team focuses on larger companies with above-average earnings growth and profitability. The management team seeks companies with sustainable competitive advantages and sound industry positioning.

Core Opportunities Fund – Institutional Class
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,247	12.47%
5 Years	$7,589	(5.37	%)+
10 Years	$24,275	9.27	%+
Core Opportunities Fund – Class R‡
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,221	12.21%
5 Years	$7,541	(5.49	%)+
10 Years	$23,381	8.86	%+
Standard and Poor's® 500 Composite Stock Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,256	12.56%
5 Years	$8,717	(2.71	%)+
10 Years	$25,592	9.85	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Core Opportunities Fund

21

SSgA

Core Opportunities Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks to achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA Core Opportunities Fund Institutional Class and Class R returned 12.47% and 12.21%, respectively, versus the S&P 500® Index return of 12.56%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The main driver of Fund performance over the past year was the overweight position in certain sectors coupled with stock selection. The Fund's overweight to the energy sector contributed the most in the Fund over the past twelve months. The Fund's underweight in telecommunication services, as well as strong stock selection within the sector, positively impacted performance. On an industry level, oil and gas; energy equipment and services; and hotels, restaurants, and leisure were the top performers. While the Fund remained underweight in the oil and gas industry, positive attribution was driven by stock selection in the sector with three of the top performers for the fund coming from the energy sector; Burlington Resources, Kerr-McGee, and Occidental Petroleum. Conversely, within energy equipment and services, positive attribution was driven by overweighting the industry. On the consumer side, the Fund has been overweight in the leisure industry and underweight in the specialty retail industry. The top performer within the consumer sectors was local Las Vegas casino operator, Station Casinos.

The sectors that detracted the most from performance were information technology, health care, and utilities. While the overweight to information technology added positive attribution, stock selection in the sector did not. In the health care sector, two stocks detracted the most from the Fund's performance: Eyetech Pharmaceuticals and Biogen Idec. The industries that most detracted from performance were insurance, biotechnology, and software. Within insurance, an overweight position in AIG negatively impacted performance.

How is the Fund currently positioned to meet its long-term objective?

The equity market has the potential to rally if a 'cease fire' is declared by the Fed, as one of the largest uncertainties weighing on the market would be eliminated. The portfolio is positioned to outperform during a rally, as well as in a moderate self-sustained growth environment. In a moderate growth economy, earnings should drive the equity markets. In this environment higher quality companies that exhibit strong earnings stability and that return value to shareholders via stock buybacks, dividends, and investments in R&D are favored. Such companies include Amgen, Moody's, Cognos, and Community Health. Companies that generate strong cash flow, have defensible business franchises, and strong management teams should succeed in a more competitive global economy. The Fund currently owns the following defensible franchises: Coca-Cola, Electronic Arts, Commerce Bancorp, Microsoft, and eBay.

While high quality companies can be found in all sizes, typically they tend to be more profitable, larger capitalization, and higher credit quality. Large cap companies that exhibit the aforementioned qualities tend to outperform during a decelerating profit cycle; as the market slows, investors tend to become more risk-averse seeking more stable growth opportunities. In a slower earnings growth environment, consumer staples should remain an attractive space in which to find earnings stability. General Mills should begin to benefit from recent product innovations in its cereal and yogurt lines, as well as strong free cash flow growth driven by operating profit growth, working capital improvement, and dramatically lower capital spending. The Fund remains neutral to the consumer discretionary sector. Over the past few years the Fund's cyclicality has been reduced and weight has been added to the highest conviction ideas, encompassing higher quality companies with strong secular growth.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Core Opportunities Fund

22

SSgA

Core Opportunities Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1995.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

  ‡  Performance for the Core Opportunities Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Core Opportunities Fund

23

SSgA

Core Opportunities Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,026.10	$1,019.61
Expenses Paid During Period *	$5.67	$5.65

* Expenses are equal to the Fund's expense ratio of 1.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.10% as contractually agreed to by the adviser. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1. 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,023.00	$1,016.84
Expenses Paid During Period *	$8.46	$8.44

* Expenses are equal to the Fund's expense ratio of 1.66% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% as contractually agreed to by the adviser. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Core Opportunities Fund

24

SSgA
Core Opportunities Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.2%
Consumer Discretionary - 11.0%
Dollar General Corp.	94,200	1,795
eBay, Inc. (Æ)	68,800	2,786
Hilton Hotels Corp.	86,400	2,002
Kohl's Corp. (Æ)	48,800	2,560
PETsMART, Inc.	55,100	1,420
Station Casinos, Inc.	34,800	2,325
Time Warner, Inc.	160,500	2,876
		15,764
Consumer Staples - 8.1%
Alberto-Culver Co.	43,500	1,868
Coca-Cola Co. (The)	88,500	3,894
General Mills, Inc.	28,900	1,333
Gillette Co. (The)	43,300	2,333
Walgreen Co.	47,900	2,219
		11,647
Energy - 10.5%
Burlington Resources, Inc.	36,800	2,715
ConocoPhillips	26,300	1,734
EOG Resources, Inc.	24,700	1,577
Halliburton Co.	51,000	3,160
Nabors Industries, Ltd. (Æ)	38,700	2,593
Noble Corp.	45,200	3,223
		15,002
Financials - 18.2%
Aflac, Inc.	65,600	2,835
American International Group, Inc.	34,200	2,025
Bank of America Corp.	103,800	4,466
Citigroup, Inc.	84,000	3,677
Commerce Bancorp, Inc. (Ñ)	46,500	1,568
Franklin Resources, Inc.	29,500	2,373
Moody's Corp.	44,546	2,188
Morgan Stanley	61,100	3,108
Wells Fargo & Co.	62,600	3,732
		25,972
Health Care - 16.4%
Amgen, Inc. (Æ)	36,500	2,916
Charles River Laboratories International, Inc. (Æ)(Ñ)	43,200	2,195
Community Health Systems, Inc. (Æ)(Ñ)	63,400	2,335
Eli Lilly & Co.	20,700	1,139
Express Scripts, Inc. (Æ)	40,800	2,361

	Principal Amount ($) or Shares	Market Value $
Johnson & Johnson	36,500	2,314
Medtronic, Inc.	59,100	3,369
Pfizer, Inc.	180,600	4,600
UnitedHealth Group, Inc.	41,900	2,158
		23,387
Industrials - 12.9%
Automatic Data Processing, Inc.	45,200	1,932
Danaher Corp.	49,400	2,646
General Dynamics Corp.	27,800	3,186
General Electric Co.	213,600	7,179
Goodrich Corp.	44,700	2,048
Rockwell Automation, Inc.	27,400	1,426
		18,417
Information Technology - 15.7%
Analog Devices, Inc.	50,900	1,855
Cisco Systems, Inc. (Æ)	183,100	3,226
Cognos, Inc. (Æ)(Ñ)	44,700	1,614
Electronic Arts, Inc. (Æ)	40,000	2,291
EMC Corp. (Æ)	193,900	2,493
Intel Corp.	112,000	2,881
Microsoft Corp.	129,900	3,559
Motorola, Inc.	130,100	2,847
Qualcomm, Inc.	42,500	1,688
		22,454
Materials - 2.6%
Dow Chemical Co. (The)	55,600	2,402
Rohm & Haas Co.	31,100	1,350
		3,752
Telecommunication Services - 2.7%
Alltel Corp.	38,500	2,386
Sprint Nextel Corp.	55,100	1,429
		3,815
Utilities - 1.1%
PG&E Corp.	40,000	1,501
Total Common Stocks (cost $122,637)		141,711

Core Opportunities Fund

25

SSgA
Core Opportunities Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.8%
SSgA Prime Money Market Fund	1,188,708	1,189
Total Short-Term Investments (cost $1,189)		1,189
Other Securities - 4.7%
State Street Navigator Securities Prime Lending Portfolio (Ω)	6,760,125	6,760
Total Other Securities (cost $6,760)		6,760
Total Investments - 104.7% (identified cost $130,586)		149,660
Other Assets and Liabilities, Net - (4.7%)		(6,721)
Net Assets - 100.0%		142,939

Portfolio Summary (Unaudited)	% of Net Assets
Consumer Discretionary	11.0
Consumer Staples	8.1
Energy	10.5
Financials	18.2
Health Care	16.4
Industrials	12.9
Information Technology	15.7
Materials	2.6
Telecommunications Services	2.7
Utilities	1.1
Short-Term Investments	0.8
Other Securities	4.7
Total Investments	104.7
Other Assets and Liabilities, Net	(4.7)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Core Opportunities Fund

26

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies. The Fund looks to identify companies with superior earnings growth, conservative balance sheets, and dividend security to target out-performance over a 2-3 year time horizon.

Invests in:  Real Estate Investment Trust (REIT) securities, primarily from those securities in the Dow Jones Wilshire® REIT Index and across different types and regions based on the fundamental research of the Advisor.

Strategy:  The Fund seeks to meet its objective by investing with relatively long time horizon, favoring strong real estate fundamentals, and attempting to minimize turnover, while focusing on relative valuations, balance sheet strength and higher growth rates.

Tuckerman Active REIT Fund
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$12,897	28.97%
5 Years	$24,680	19.80	%+
Inception	$26,089	13.96	%+
Dow Jones Wilshire REIT® Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$12,784	27.84%
5 Years	$25,390	20.48	%+
Inception	$26,019	13.92	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Tuckerman Active REIT Fund

27

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund aims to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA Tuckerman Active REIT Fund gained 28.97% versus the 27.84% return of the Dow Jones Wilshire REIT® Index. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

During the last twelve months, the Fund benefited most from its overweight to the retail sector; this sector is made up of regional malls, shopping centers, and factory outlet centers. Amid a strengthening economy and improving real estate fundamentals (i.e., occupancy, rental rates, operating expenses, etc.), consumer spending has remained robust. Constituents of the regional mall sector providing the greatest outperformance for the Fund were General Growth Properties and Simon Property Group.

The largest detractor from the Fund's performance came from the overweight to the hotel sector. While the revenue generated per available room (REVPar)-a metric often used to access the strength of pricing in the sector-remained strong throughout the year, it did not translate into higher stock prices. Starwood Hotels and Resorts and Host Marriot Corp. detracted most from performance of the Fund. We believe that the underperformance in these names was driven primarily by concerns of a slowing economy and the impact on consumer spending.

The overall market environment impacted the Fund favorably. As interest rates remained low, consumer spending continued to fuel the positive results for retail, consequently boding well for the retail REIT names. While job growth in the United States has not been particularly robust, the monthly results reflect an improving economy. As a result, operating fundamentals in the office and apartment sectors have been more positive than the previous five years.

How is the Fund currently positioned to meet its long-term objective?

Consistent with the objective of the Fund, the management team has invested in larger cap companies that can sustain earnings growth. These companies traditionally have properties in strong locations, maintain market share and economies of scale, have strong tenant retention programs, and maintain external growth opportunities through development and acquisitions. Additionally, the Fund's positioning of companies with strong balance sheets that include moderate debt levels, and which possess an ability to consistently increase their dividend payments while maintaining favorable dividend payout ratios, is a key current component of the Fund's positioning.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on April 29, 1998. Index comparisons began May 1, 1998.

  #  The Dow Jones Wilshire REIT® Index is a market capitalization-weighted index comprised of publicly traded Real Estate Investment Trusts (REITs). No special purpose or healthcare REITs are included. The Index is rebalanced monthly and reconstituted quarterly. The Index is unmanaged and cannot be invested in directly.
  +  Annualized.

REIT funds may be subject to a high degree of market risk due to lack of industry diversification. Furthermore, REIT funds may be subject to other risks including, but not limited to, declines in the value of real estate, risks related to general and economic conditions, changes in the value of the underlying property owned by the trust, and defaults by borrowers.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Tuckerman Active REIT Fund

28

SSgA

Tuckerman Active REIT Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,176.60	$1,020.16
Expenses Paid During Period *	$5.49	$5.09

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Tuckerman Active REIT Fund

29

This page has been intentionally left blank.

SSgA
Tuckerman Active REIT Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.5%
Apartments - 17.4%
Apartment Investment & Management Co. Class A (ö)	55,438	2,212
Archstone-Smith Trust (ö)	157,523	6,348
AvalonBay Communities, Inc. (ö)	72,683	6,108
Camden Property Trust (ö)	52,973	2,771
Equity Residential (ö)	176,421	6,663
Essex Property Trust, Inc. (ö)	29,609	2,604
		26,706
Diversified - 7.8%
St. Joe Co. (The) (Ñ)	37,952	2,854
Vornado Realty Trust (ö)	105,046	9,036
		11,890
Hotels/Leisure - 7.3%
Host Marriott Corp. (ö)	303,377	5,306
LaSalle Hotel Properties (ö)	97,000	3,276
Starwood Hotels & Resorts Worldwide, Inc. (ö)	45,690	2,664
		11,246
Industrial - 9.9%
Catellus Development Corp. (ö)	125,677	4,409
Centerpoint Properties Trust (ö)	70,597	2,976
ProLogis (ö)	178,628	7,772
		15,157
Mixed Industrial/Office - 1.9%
Duke Realty Corp. (ö)	86,546	2,834
Office - 20.3%
Boston Properties, Inc. (ö)	110,982	7,896
Brookfield Properties Co.	76,729	2,225
CarrAmerica Realty Corp. (ö)	74,386	2,685
Corporate Office Properties Trust (ö)(Ñ)	98,098	3,418
Equity Office Properties Trust (ö)	238,886	7,955
Reckson Associates Realty Corp. (ö)	91,866	3,045
SL Green Realty Corp. (ö)	59,613	3,942
		31,166
Regional Malls – 19.8%
General Growth Properties, Inc. (ö)	225,980	10,190
Macerich Co. (The) (ö)	54,216	3,528
Mills Corp. (The) (ö)	53,424	3,127
Simon Property Group, Inc. (ö)	177,117	13,473
		30,318

	Principal Amount ($) or Shares	Market Value $
Storage - 3.4%
Public Storage, Inc. (ö)	77,634	5,242
Shopping Centers - 11.7%
Acadia Realty Trust (ö)	79,569	1,408
Developers Diversified Realty Corp. (ö)	95,038	4,561
Kimco Realty Corp. (ö)	165,798	5,242
Pan Pacific Retail Properties, Inc. (ö)	46,531	3,084
Regency Centers Corp. (ö)	63,133	3,682
		17,977
Total Common Stocks (cost $90,972)		152,536
Short-Term Investments - 0.6%
Federated Investors Prime Cash Obligations Fund	911,687	912
SSgA Prime Money Market Fund	74	-	±
Total Short-Term Investments (cost $912)		912
Other Securities - 3.1%
State Street Navigator Securities Prime Lending Portfolio (Ω)	4,696,770	4,697
Total Other Securities (cost $4,697)		4,697
Total Investments - 103.2% (identified cost $96,581)		158,145
Other Assets and Liabilities, Net - (3.2%)		(4,849)
Net Assets - 100.0%		153,296

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund

31

SSgA
Tuckerman Active REIT Fund

Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
Apartments	17.4
Diversified	7.8
Hotels/Leisure	7.3
Industrial	9.9
Mixed Industrial/Office	1.9
Office	20.3
Regional Malls	19.8
Storage	3.4
Shopping Centers	11.7
Short-Term Investments	0.6
Other Securities	3.1
Total Investments	103.2
Other Assets and Liabilities, Net	(3.2)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund

32

SSgA

Aggressive Equity Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks to maximize total return through investing in US equity securities that are undervalued relative to their growth potential as measured by the Advisor's proprietary models.

Invests in:  US equity securities.

Strategy:  The Fund management team uses a systematic approach designed to uncover equity securities that are believed to be undervalued, with superior growth potential. This quantitative investment approach involves a modeling process that evaluates vast amounts of financial and market data and corporate earnings forecasts. In addition the Fund can invest in IPO's (Initial Public Offerings).

Aggressive Equity Fund – Institutional Class
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,316	13.16%
5 Year	$8,536	(3.12	%)+
Inception	$23,081	13.36	%+
Aggressive Equity Fund – Class R‡
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,270	12.70%
5 Year	$8,524	(3.14	%)+
Inception	$22,980	13.29	%+
Russell 3000® Index#
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,532	15.32%
5 Year	$9,129	(1.81	%)+
Inception	$11,799	2.51	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Aggressive Equity Fund

33

SSgA

Aggressive Equity Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks to maximize total return through investing in US equity securities that are undervalued relative to their growth potential, as measured by proprietary models.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA Aggressive Equity Fund Institutional Class and Class R returned 13.16% and 12.70%, respectively, versus the Russell 3000 Index® return of 15.32%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fund's investment process incorporates perspectives on valuation, quality, and sentiment. Specifically, the Fund seeks to own high quality stocks with strong cash flows available to sustain future growth, as well as stocks that are inexpensive on a price-to-earnings basis. Over the past twelve months the Fund's stock selection model has offered mixed results. While price-to-earnings and price reversal (a technical factor that assesses whether a stock has been "overbought" or "oversold") have offered positive performance, earnings quality (as represented by changes in net operating assets) has been weak.

The SSgA Aggressive Equity Fund's performance was driven primarily by our stock selection process. While overweights to energy, health care and consumer discretionary names contributed positively to Fund performance, they were not sufficient enough to offset losses among financials and technology stocks. An overweight to financial services firm Doral Financial Corp. detracted from performance. The stock fell sharply, returning -64% during the Fund's fiscal year, after an analyst downgrade. First Marblehead Corp., which provides student loan services, declined 29%; the stock fell after an unexpected increase in tax expenses chipped away at the company's profit in April of 2005. Positions in Advanced Micro Devices and Network Appliances Inc. also dampened performance. The Fund was overweight to Advanced Micro Devices, which declined after weak fourth quarter sales negatively impacted earnings.

As oil prices continued to set new records, the Fund benefited from overweight positions to Sunoco Inc. (+127%), Occidental Petroleum Corp. (+59%), Diamond Offshore Drilling Inc. (+123%) and Devon Energy Corp. (+84%). Also offsetting some of the losses were health care names, including Humana Inc. and McKesson Corp. Humana reported solid profit as a result of increased customers from an acquisition, gaining 150%. McKesson returned +102% as the biggest US drug wholesaler offered an increase in net income, with the impetus being higher drug prices, as well as charging fees for shipping and storing medications.

How is the Fund currently positioned to meet its long-term objective?

With slower corporate profit growth and higher interest rates anticipated to continue it is anticipated that investors will reward high quality stocks that offer consistent and predictable earnings. The Fund's stock selection criteria is positioned to identify high quality stocks. The Fund is currently finding investment opportunities among computer hardware, computer software, durables, transportation and industrial services stocks in order to obtain maximum total return.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA fund.

Aggressive Equity Fund

34

SSgA

Aggressive Equity Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on December 30, 1998. Index comparison also began December 30, 1998.

  #  The Russell 3000® Index is a trademark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Index measures the performance of the 3,000 largest U.S. securities based on total market capitalization.

  +  Annualized.

  ‡  Performance for the Aggressive Equity Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

A portion of the fiscal 1999 performance of the Fund can be attributed to the outperformance of technology stocks. However, such stocks have a higher risk of value fluctuation. Therefore, there can be no assurance that such stocks will continue to have a positive effect on Fund performance.

A portion of the fiscal 1999 and 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Aggressive Equity Fund

35

SSgA

Aggressive Equity Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,009.10	$1,019.66
Expenses Paid During Period *	$5.57	$5.60

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,007.30	$1,017.09
Expenses Paid During Period *	$8.15	$8.19

* Expenses are equal to the Fund's expense ratio of 1.61% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% as contractually agreed to by the adviser. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Aggressive Equity Fund

36

SSgA
Aggressive Equity Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.5%
Consumer Discretionary - 12.8%
Career Education Corp. (Æ)	43,700	1,713
Darden Restaurants, Inc.	47,300	1,486
Nike, Inc. Class B	15,000	1,184
NVR, Inc. (Æ)	500	442
Staples, Inc.	56,500	1,241
Vail Resorts, Inc. (Æ)(Ñ)	19,300	554
Walt Disney Co.	24,000	604
		7,224
Consumer Staples - 4.8%
Altria Group, Inc.	2,800	198
Chattem, Inc. (Æ)(Ñ)	15,000	581
Coca-Cola Enterprises, Inc.	20,900	467
Kellogg Co.	4,300	195
Pilgrim's Pride Corp.	5,800	196
Procter & Gamble Co.	13,800	766
Spartan Stores, Inc. (Æ)(Ñ)	32,100	329
		2,732
Energy - 9.9%
Devon Energy Corp.	10,300	626
Exxon Mobil Corp.	34,300	2,055
Sunoco, Inc.	27,100	1,970
Valero Energy Corp.	8,800	937
		5,588
Financials - 21.6%
Bank of America Corp.	51,100	2,199
Bear Stearns Cos., Inc. (The)	16,400	1,648
Capital One Financial Corp.	5,500	452
Citigroup, Inc.	20,300	889
CompuCredit Corp. (Æ)(Ñ)	39,400	1,649
Countrywide Financial Corp.	35,198	1,189
First Horizon National Corp. (Ñ)	9,900	387
First Regional Bancorp (Æ)(Ñ)	3,000	260
Genworth Financial, Inc. Class A	9,600	309
Hartford Financial Services Group, Inc.	17,700	1,293
National City Corp.	22,900	839
Prudential Financial, Inc.	4,800	309
UnionBanCal Corp.	7,300	495
Wachovia Corp.	5,600	278
		12,196
Health Care - 14.4%
Alderwoods Group, Inc. (Æ)(Ñ)	78,600	1,265
Amgen, Inc. (Æ)	4,400	352
Applera Corp. - Applied Biosystems Group	9,900	213
Biogen Idec, Inc. (Æ)	3,700	156

	Principal Amount ($) or Shares	Market Value $
Cigna Corp.	3,300	380
Community Health Systems, Inc. (Æ)	17,600	648
Dade Behring Holdings, Inc. (Ñ)	42,200	1,544
Johnson & Johnson	34,600	2,193
McKesson Corp.	12,600	588
Merck & Co., Inc.	28,400	802
		8,141
Industrials - 9.5%
FedEx Corp.	2,200	179
Raytheon Co.	43,900	1,722
USG Corp. (Æ)(Ñ)	15,100	949
Walter Industries, Inc. (Ñ)	22,200	974
Yellow Roadway Corp. (Æ)	32,900	1,541
		5,365
Information Technology - 20.4%
American Tower Corp. Class A (Æ)	16,600	396
Cisco Systems, Inc. (Æ)	9,300	164
Computer Associates International, Inc.	21	1
Emulex Corp. (Æ)(Ñ)	69,900	1,506
Global Payments, Inc.	18,700	1,230
Intel Corp.	88,000	2,263
International Business Machines Corp.	2,700	218
Microsoft Corp.	73,400	2,011
Motorola, Inc.	13,300	291
Oracle Corp. (Æ)	132,800	1,723
Synopsys, Inc. (Æ)	12,700	241
Waters Corp. (Æ)	6,200	282
Xerox Corp. (Æ)	90,300	1,211
		11,537
Materials - 3.4%
Phelps Dodge Corp.	11,000	1,183
Rohm & Haas Co.	1,500	65
Westlake Chemical Corp. (Ñ)	24,300	668
		1,916
Utilities - 2.7%
Exelon Corp.	21,500	1,159
TXU Corp.	4,200	407
		1,566
Total Common Stocks (cost $49,589)		56,265

Aggressive Equity Fund

37

SSgA
Aggressive Equity Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.8%
Federated Investors Prime Cash Obligations Fund	438,359	438
Total Short-Term Investments (cost $438)		438
Other Securities - 11.5%
State Street Navigator Securities Prime Lending Portfolio (Ω)	6,503,794	6,504
Total Other Securities (cost $6,504)		6,504
Total Investments - 111.8% (identified cost $56,531)		63,207
Other Assets and Liabilities, Net - (11.8%)		(6,692)
Net Assets - 100.0%		56,515

Portfolio Summary (Unaudited)	% of Net Assets
Consumer Discretionary	12.8
Consumer Staples	4.8
Energy	9.9
Financials	21.6
Health Care	14.4
Industrials	9.5
Information Technology	20.4
Materials	3.4
Utilities	2.7
Short-Term Investments	0.8
Other Securities	11.5
Total Investments	111.8
Other Assets and Liabilities, Net	(11.8)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund

38

SSgA

IAM SHARES Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists & Aerospace Workers (IAM) or affiliated labor unions, or are constituents of the S&P 500® Index that have not been identified as having non-union sentiment (IAM Companies).

Invests in:  At least 80% of its total assets in equity securities of IAM companies. IAM companies are defined as companies that either have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions, or are listed in the S&P 500® Index, and have not been identified by the IAM or affiliated labor unions as having non-union sentiment.

Strategy:  The Fund's investment strategy is driven by an investment process that manages portfolio exposures to fundamental attributes within a multifactor risk model environment. These attributes include industry allocations, size, style, growth expectations, and valuation ratios.

IAM SHARES Fund
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,095	10.95%
5 Year	$8,538	(3.11	%)+
Inception	$9,951	(0.08	%)+
Standard & Poor's® 500 Composite Stock Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,256	12.56%
5 Year	$8,717	(2.71	%)+
Inception	$10,371	0.58	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

IAM SHARES Fund

39

SSgA

IAM SHARES Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers (IAMAW) or affiliated labor unions, or that are constituents of the S&P 500® Index not previously identified as having non-union sentiment (IAM Companies).

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA IAM Shares Fund returned 10.95% versus the S&P 500® Index return of 12.56%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

While the past fiscal year saw another solid return from the equity markets, much of the positive performance again occurred during the first four months. During that time period, the S&P 500 Index climbed 10.41%, which equated to over eighty percent of the fiscal year's total return. The catalysts for this initial surge included several solid corporate earnings reports, an end to the uncertainty surrounding the presidential election, and a decline in energy prices which sparked a rebound in consumer confidence. For the remainder of the twelve-month period, the market remained range-bound, by and large, as oil prices resumed their steep ascent, rising first through the $60 per barrel level and then quickly approaching the $70 per barrel level after Hurricane Katrina made landfall in the Gulf area on August 29, 2005. This sparked increasing inflation concerns and fears of a slowdown in global growth. As a result of these inflationary fears, the Federal Reserve continued its steady rate-hiking campaign, as it raised the federal funds rate in eight 25 basis point increments during the fiscal year, bringing the fed funds rate level to 3.5%.

As noted above, the Fund seeks to maximize returns primarily through investing in "union-friendly" companies. It is managed through a model-driven process which seeks to invest in this universe of companies while maintaining sufficient diversification. Through this quantitative process, the Fund seeks to mitigate some of the sector and fundamental characteristic tilts that are inherent in a "union-friendly" universe and bring them more in-line with its benchmark.

Fund performance benefited from strong stock selection within the consumer staples sector. Index-relative overweights to Altria Group and Archer Daniels Midland were the primary drivers of return. In addition, Wal-Mart, which the Fund is restricted from investing in, declined by 13.6% during the period, also contributing positively to the Fund's relative performance.

However, these positives were not enough to offset a variety of issues that caused the Fund to come up short relative to the S&P 500 Index. The Fund was underweight relative to the Index in the three top performing sectors: energy, utilities, and information technology. Stock selection within the energy sector also caused a performance drag, primarily as a result of underweights to ConocoPhillips, Valero Energy, and Occidental Petroleum.

All ten sectors finished the period in positive territory with financials, telecom, and materials bringing up the rear in the 4% - 5% range. The biggest contributors to the Fund's performance at the security level were Wal-Mart, Altria Group, and Exxon Mobil. The biggest detractors were ConocoPhillips, Merck, and Valero Energy.

How is the Fund currently positioned to meet its long-term objective?

The Fund is a large capitalization core portfolio which aims to outperform the S&P 500 Index in a highly risk controlled manner. The Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers (IAMAW) or affiliated labor unions. In order to achieve greater diversification, the Fund also invests in constituents of the S&P 500 Index that have not been identified as having non-union sentiment (IAM Companies). As of August 31, 2005, the Fund was invested in 278 holdings and had characteristics that were similar to its underlying benchmark. The Fund seeks to maintain a long-term outlook and will therefore have minimal turnover under normal circumstances.

IAM SHARES Fund

40

SSgA
IAM SHARES Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

As of August 31, 2005, the Fund had its largest overweights at the sector level in industrials, consumer staples, and consumer discretionary stocks. The top five individual security overweights were in Citigroup, Exxon Mobil, General Electric, HSBC Holdings, and Altria Group. The Fund was underweight in financials, information technology, and health care. The largest stock underweights were in Wal-Mart, Johnson & Johnson, DuPont, United Parcel Services, and Colgate-Palmolive. Much of the sector and security misweights are dictated by the inherent characteristics of the "union-friendly" universe.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on June 2, 1999. Index comparison also began on June 2, 1999.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

A portion of the fiscal 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

IAM SHARES Fund

41

SSgA

IAM SHARES Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,013.30	$1,022.84
Expenses Paid During Period *	$2.39	$2.40

* Expenses are equal to the Fund's expense ratio of .47% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

IAM SHARES Fund

42

SSgA
IAM SHARES Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.9%
Consumer Discretionary - 11.4%
99 Cents Only Stores (Æ)(Ñ)	16,466	174
Bed Bath & Beyond, Inc. (Æ)	4,400	178
Best Buy Co., Inc.	8,325	397
Brunswick Corp.	4,700	207
Coach, Inc. (Æ)	20,776	690
Comcast Corp. Class A (Æ)	26,244	807
DIRECTV Group, Inc. (The) (Æ)	19,411	309
Discovery Holding Co. Class A (Æ)	2,679	41
DR Horton, Inc.	4,500	166
eBay, Inc. (Æ)	22,800	923
Ethan Allen Interiors, Inc. (Ñ)	11,400	367
Family Dollar Stores, Inc.	8,500	169
Federated Department Stores, Inc.	8,135	561
Ford Motor Co. (Ñ)	33,321	332
Gap, Inc. (The)	9,500	181
General Motors Corp. (Ñ)	6,480	222
Harley-Davidson, Inc.	12,600	621
Home Depot, Inc.	32,600	1,314
JC Penney Co., Inc.	7,900	384
Johnson Controls, Inc.	8,000	480
Knight-Ridder, Inc. (Ñ)	6,000	385
Kohl's Corp. (Æ)	8,200	430
Koninklijke Philips Electronics NV	7,489	199
Leggett & Platt, Inc.	7,700	186
Liberty Media Corp. Class A (Æ)	26,792	223
Lowe's Cos., Inc.	10,500	675
Marriott International, Inc. Class A	7,300	461
McDonald's Corp.	12,000	389
Meredith Corp. (Ñ)	6,300	309
New York Times Co. Class A (Ñ)	15,400	492
Newell Rubbermaid, Inc.	14,600	342
News Corp. Class A	20,200	327
Omnicom Group	2,000	161
Sears Holdings Corp. (Æ)	4,439	603
Starbucks Corp. (Æ)	4,300	211
Starwood Hotels & Resorts Worldwide, Inc. (ö)	11,100	647
Target Corp.	18,900	1,016
Tiffany & Co. (Ñ)	15,300	573
Time Warner, Inc.	68,250	1,223
Tribune Co.	18,807	707
Viacom, Inc. Class B	28,403	965
Walt Disney Co.	53,200	1,340
Washington Post, Inc. Class B	521	433
Whirlpool Corp.	4,900	373
		21,193

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 10.8%
Altria Group, Inc.	45,300	3,203
Anheuser-Busch Cos., Inc.	27,200	1,205
Archer-Daniels-Midland Co.	19,530	440
Black & Decker Corp.	5,400	461
Campbell Soup Co.	18,500	544
Coca-Cola Co. (The)	43,400	1,910
ConAgra Foods, Inc.	21,300	486
Costco Wholesale Corp.	12,900	560
CVS Corp.	11,400	335
Dean Foods Co. (Æ)	6,600	244
Gillette Co. (The)	20,000	1,077
Kellogg Co.	8,700	394
Kimberly-Clark Corp.	15,800	985
Kraft Foods, Inc. Class A (Ñ)	5,470	169
Kroger Co. (The) (Æ)	30,800	608
PepsiCo, Inc.	36,540	2,004
Procter & Gamble Co.	49,600	2,752
Safeway, Inc.	18,600	441
Sara Lee Corp.	36,430	692
Supervalu, Inc.	8,500	296
Sysco Corp.	21,300	711
Walgreen Co.	12,900	598
		20,115
Energy - 9.8%
Apache Corp.	3,900	279
Baker Hughes, Inc.	6,200	364
BP PLC - ADR	5,468	374
Burlington Resources, Inc.	4,700	347
Chevron Corp.	49,829	3,060
ConocoPhillips	17,800	1,174
Devon Energy Corp.	6,200	377
EOG Resources, Inc.	4,800	306
Exxon Mobil Corp.	123,168	7,378
Halliburton Co. (Ñ)	9,200	570
Occidental Petroleum Corp.	2,200	183
Royal Dutch Shell PLC Class A	7,900	513
Schlumberger, Ltd.	16,900	1,457
Transocean, Inc. (Æ)	13,764	813
Valero Energy Corp.	4,200	447
Williams Cos., Inc.	8,800	197
XTO Energy, Inc.	7,600	303
		18,142
Financials - 17.5%
Aegon NV	37,658	532
Aflac, Inc.	6,900	298
Allstate Corp. (The)	6,300	354

IAM SHARES Fund

43

SSgA
IAM SHARES Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
American Express Co.	16,200	895
American Financial Group, Inc. (Ñ)	18,800	630
American International Group, Inc.	39,774	2,355
Archstone-Smith Trust (ö)	4,600	185
Bank of America Corp.	60,788	2,616
Bank of New York Co., Inc. (The)	10,800	330
BB&T Corp.	6,500	264
Capital One Financial Corp.	4,100	337
Charles Schwab Corp. (The)	23,200	314
Citigroup, Inc.	116,466	5,098
Countrywide Financial Corp.	10,100	341
E*Trade Financial Corp. (Æ)	12,400	198
Fannie Mae	13,800	704
Fifth Third Bancorp	8,100	335
Franklin Resources, Inc.	2,100	169
Freddie Mac	8,400	507
Golden West Financial Corp.	5,200	317
Goldman Sachs Group, Inc.	6,500	723
Hartford Financial Services Group, Inc.	3,400	248
HSBC Holdings PLC - ADR (Ñ)	9,835	795
Janus Capital Group, Inc.	30,500	431
JPMorgan Chase & Co.	52,086	1,765
KeyCorp	5,000	166
Lehman Brothers Holdings, Inc.	4,200	444
M&T Bank Corp.	1,600	171
Marsh & McLennan Cos., Inc.	7,400	208
Marshall & Ilsley Corp. (Ñ)	4,400	193
MBNA Corp.	21,450	541
Mellon Financial Corp.	6,100	198
Merrill Lynch & Co., Inc.	11,300	646
Metlife, Inc.	9,800	480
Moody's Corp.	3,900	192
Morgan Stanley	15,300	778
National City Corp.	6,200	227
North Fork Bancorporation, Inc.	13,050	359
Northern Trust Corp.	4,000	199
Progressive Corp. (The)	3,000	289
Prudential Financial, Inc.	6,300	406
Regions Financial Corp.	5,000	164
Simon Property Group, Inc. (ö)	4,600	350
SLM Corp.	6,300	313
Sovereign Bancorp, Inc.	8,800	205
St. Paul Travelers Cos., Inc. (The)	19,383	834
SunTrust Banks, Inc.	3,100	218
Synovus Financial Corp.	8,200	236
US Bancorp	28,212	824
Wachovia Corp.	22,900	1,136
Washington Mutual, Inc.	15,050	626
Wells Fargo & Co.	23,400	1,395
		32,539

	Principal Amount ($) or Shares	Market Value $
Health Care - 12.1%
Abbott Laboratories	17,200	776
Aetna, Inc.	5,200	414
Allergan, Inc.	2,100	193
Amgen, Inc. (Æ)	16,772	1,340
Applera Corp. - Applied Biosystems Group (Ñ)	19,400	417
Baxter International, Inc.	25,800	1,041
Biogen Idec, Inc. (Æ)	5,300	223
Boston Scientific Corp. (Æ)	11,800	317
Bristol-Myers Squibb Co.	20,000	489
Cardinal Health, Inc.	4,700	280
Caremark Rx, Inc. (Æ)	9,200	430
Cigna Corp.	2,200	254
Edwards Lifesciences Corp. (Æ)	10,100	444
Eli Lilly & Co.	15,800	869
Express Scripts, Inc. (Æ)	3,600	208
Fisher Scientific International, Inc. (Æ)	5,600	361
Forest Laboratories, Inc. (Æ)	5,400	240
Genzyme Corp. (Æ)	3,400	242
Gilead Sciences, Inc. (Æ)	6,600	284
Guidant Corp.	4,800	339
HCA, Inc.	6,200	306
Humana, Inc. (Æ)	4,700	226
Invitrogen Corp. (Æ)	4,412	374
Johnson & Johnson	36,800	2,333
McKesson Corp.	4,600	215
Medco Health Solutions, Inc. (Æ)	6,862	338
Medtronic, Inc.	12,100	690
Merck & Co., Inc.	49,400	1,395
Pfizer, Inc.	118,245	3,012
Schering-Plough Corp.	42,000	899
St. Jude Medical, Inc. (Æ)	4,700	216
Steris Corp. (Ñ)	13,500	337
UnitedHealth Group, Inc.	21,300	1,097
WellPoint, Inc. (Æ)	11,000	817
Wyeth	19,200	879
Zimmer Holdings, Inc. (Æ)	3,170	260
		22,555
Industrials - 14.5%
3M Co.	19,600	1,394
Actuant Corp. Class A (Ñ)	4,400	187
Amphenol Corp. Class A	7,900	335
Boeing Co.	17,000	1,139
Caterpillar, Inc.	20,800	1,154
Cendant Corp.	37,100	755
CSX Corp.	5,000	220
Danaher Corp.	14,800	793
Deere & Co.	5,500	360
Dover Corp.	13,200	537

IAM SHARES Fund

44

SSgA
IAM SHARES Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Eaton Corp.	7,800	499
Emerson Electric Co.	14,500	976
FedEx Corp.	2,300	187
General Dynamics Corp.	7,100	814
General Electric Co.	199,600	6,709
H&R Block, Inc. (Ñ)	5,600	151
Honeywell International, Inc.	20,362	779
Illinois Tool Works, Inc.	9,504	801
Kansas City Southern (Æ)(Ñ)	12,550	252
L-3 Communications Holdings, Inc. (Ñ)	4,800	393
Lockheed Martin Corp.	7,700	479
Manpower, Inc.	7,100	320
Masco Corp.	20,600	632
Norfolk Southern Corp.	12,800	456
Northrop Grumman Corp.	11,300	634
Paccar, Inc.	6,300	441
Raytheon Co.	11,500	451
Rockwell Automation, Inc.	4,200	219
Rockwell Collins, Inc.	4,200	202
Ryder System, Inc.	7,500	263
Siemens AG - ADR (Ñ)	2,700	206
Southwest Airlines Co.	29,025	387
Tyco International, Ltd.	36,700	1,021
Union Pacific Corp.	7,200	491
United Parcel Service, Inc. Class B	10,114	717
United Technologies Corp.	20,600	1,030
Waste Management, Inc.	19,900	546
		26,930
Information Technology - 13.8%
Adobe Systems, Inc.	7,800	211
Advanced Micro Devices, Inc. (Æ)(Ñ)	10,300	214
Altera Corp. (Æ)	7,800	171
Analog Devices, Inc.	5,700	208
Apple Computer, Inc. (Æ)	14,800	695
Applied Materials, Inc.	25,300	463
Autodesk, Inc.	6,200	268
Axcelis Technologies, Inc. (Æ)(Ñ)	26,100	154
Broadcom Corp. Class A (Æ)	6,200	270
Cisco Systems, Inc. (Æ)	110,200	1,942
Computer Associates International, Inc.	34	1
Computer Sciences Corp. (Æ)	11,400	508
Corning, Inc. (Æ)	23,800	475
Dell, Inc. (Æ)	37,000	1,317
Electronic Arts, Inc. (Æ)	5,000	286
EMC Corp. (Æ)	38,400	494
First Data Corp.	9,036	375
Freescale Semiconductor, Inc. Class B (Æ)	7,738	186
Hewlett-Packard Co.	44,132	1,225
Intel Corp.	103,600	2,665
International Business Machines Corp.	24,600	1,983

	Principal Amount ($) or Shares	Market Value $
Kla-Tencor Corp.	4,100	208
Lucent Technologies, Inc. (Æ)(Ñ)	55,295	170
Maxim Integrated Products, Inc.	5,600	239
Microsoft Corp.	174,000	4,768
Motorola, Inc.	31,800	696
National Semiconductor Corp.	8,400	209
Network Appliance, Inc. (Æ)	7,600	180
Oracle Corp. (Æ)	85,700	1,111
Qualcomm, Inc.	24,900	989
Sun Microsystems, Inc. (Æ)	49,300	187
Symantec Corp. (Æ)	20,545	431
Texas Instruments, Inc.	25,900	846
Xerox Corp. (Æ)	37,800	507
Xilinx, Inc.	6,400	180
Yahoo!, Inc. (Æ)	23,000	767
		25,599
Materials - 2.5%
Air Products & Chemicals, Inc.	6,000	332
Alcoa, Inc.	14,800	397
Dow Chemical Co. (The)	24,888	1,075
Georgia-Pacific Corp.	9,800	314
International Paper Co.	13,773	425
Martin Marietta Materials, Inc.	3,700	268
Newmont Mining Corp.	5,400	214
Plum Creek Timber Co., Inc. (ö)	4,900	180
Rohm & Haas Co.	7,236	314
Sherwin-Williams Co. (The)	5,700	264
Temple-Inland, Inc.	8,600	331
Weyerhaeuser Co.	8,100	527
		4,641
Telecommunication Services - 2.7%
AT&T Corp.	16,225	319
BellSouth Corp.	18,000	473
SBC Communications, Inc.	38,053	916
Sprint Nextel Corp.	48,889	1,268
Verizon Communications, Inc.	63,772	2,086
		5,062
Utilities - 2.8%
AES Corp. (The) (Æ)	19,300	304
Ameren Corp. (Ñ)	2,900	159
American Electric Power Co., Inc.	6,900	257
Cinergy Corp.	4,000	176
Constellation Energy Group, Inc.	4,100	241
Dominion Resources, Inc.	3,200	245
Duke Energy Corp.	12,300	357
Edison International	6,900	311
Entergy Corp.	2,900	217
Exelon Corp.	12,200	657

IAM SHARES Fund

45

SSgA
IAM SHARES Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
FirstEnergy Corp.	5,500	281
FPL Group, Inc.	6,600	284
PG&E Corp.	7,900	296
PPL Corp.	7,400	236
Public Service Enterprise Group, Inc. (Ñ)	5,200	336
Southern Co. (The)	7,100	244
TXU Corp.	7,100	689
		5,290
Total Common Stocks (cost $176,982)		182,066
Short-Term Investments - 1.8%
AIM Short Term Investment Prime Portfolio	2,996,176	2,996
American Beacon Money Market Fund	92,063	92
United States Treasury Bills (ç)(ÿ)(§) 2.940% due 09/08/05	210	210
Total Short-Term Investments (cost $3,298)		3,298
Other Securities - 4.1%
State Street Navigator Securities Prime Lending Portfolio (Ω)	7,530,011	7,530
Total Other Securities (cost $7,530)		7,530
Total Investments - 103.8% (identified cost $187,810)		192,894
Other Assets and Liabilities, Net - (3.8%)		(7,026)
Net Assets - 100.0%		185,868

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 09/05 (10)	3,054	38
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		38

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund

46

SSgA
IAM SHARES Fund

Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
Consumer Discretionary	11.4
Consumer Staples	10.8
Energy	9.8
Financials	17.5
Health Care	12.1
Industrials	14.5
Information Technology	13.8
Materials	2.5
Telecommunication Services	2.7
Utilities	2.8
Short-Term Investments	1.8
Other Securities	4.1
Total Investments	103.8
Other Assets and Liabilities, Net	(3.8)
Net Assets	100.0
Futures Contracts	-	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund

47

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SSgA

Large Cap Growth Opportunities Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks long-term capital appreciation by investing in equity securities.

Invests in:  U.S. equity securities.

Strategy:  The Fund's investment strategy seeks to find companies with above-average earnings growth and profitability, exhibiting sustainable competitive advantages.

Large Cap Growth Opportunities Fund
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$10,951	9.51%
Inception	$10,261	1.83	%+
Russell 1000® Growth Index#
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,214	12.14%
Inception	$10,718	5.00	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Large Cap Growth Opportunities Fund

SSgA

Large Cap Growth Opportunities Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks long-term capital appreciation by investing in equity securities.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA Large Cap Growth Opportunities Fund returned 9.51% versus the Russell 1000® Growth Index return of 12.14%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The sectors that most beneficially impacted Fund performance over the past twelve months were consumer staples, financials, and materials. Within consumer staples, the Fund's underweight and stock selection benefited performance. On an industry level, food and staples retailing, hotels, restaurants and leisure; and health care providers and services were the top performers. While the Fund remained underweight in the food and staples retailing industry, positive attribution was driven via stock selection. The top five stock performers in the Fund over the past year were: pharmacy benefits manager Express Scripts, rural hospital consolidator Community Health Systems, communications equipment manufacturer Motorola, oil, gas and production stock Occidental Petroleum, and OSI Pharmaceuticals.

The sectors that detracted the most from performance were health care, information technology, and consumer discretionary. While the overweight to information technology added positive attribution, specific stock selection in the sector did not. In the health care sector, two stocks detracted the most from Fund performance: Eyetech Pharmaceuticals and Biogen Idec. The industries that most negatively impacted performance were biotechnology, software, and specialty retail. Within software, overweight positions in Cognos and SAP negatively impacted performance. Over the course of the past year the top five detractors were: Eyetech, Biogen Idec, Pfizer, industrial conglomerate Tyco International, and computer peripherals holding Lexmark International.

How is the Fund currently positioned to meet its long-term objective?

Currently, there are headwinds facing the economy, including: the Federal Reserve's insistence in maintaining measured interest rate hikes, lack of fiscal stimulus, inflation worries, declining profit margins from peak levels, and slower earnings growth. Add a stronger dollar and higher oil prices, and some disappointment could well be on the horizon. However, we believe that the fears of a complete economic slowdown are overblown. While growth is decelerating from the liquidity-induced, earlier stages of the economic recovery, the capital markets can still carry successfully despite a slower growth economy. Corporate balance sheets remain very healthy as companies are well capitalized and are generating strong cash flow. Investor sentiment remains mixed, however, as energy prices and their lag effect remain high, consumer confidence wanes, and watchful eyes remain fixated on the Fed.

The equity market has the potential to rally if a 'cease fire' is declared by the Fed, as one of the largest uncertainties weighing on the market would be eliminated. The portfolio is positioned to outperform during a rally, as well as in a moderate self-sustained growth environment. In a moderate growth economy, earnings should drive the equity markets. In this environment we look for higher quality companies that exhibit strong earnings stability and return value to shareholders via stock buybacks, dividends, and investments in R&D are favored. Such companies include: Amgen, Moody's, Cognos, and Community Health. Companies that generate strong cash flow, have defensible business franchises, and strong management teams should succeed in a more competitive global economy.

The Fund currently owns the following defensible franchises: Coca-Cola, Electronic Arts, Commerce Bancorp, Microsoft, and eBay. While high quality companies can be found in all sizes, typically they tend to be more profitable, larger capitalization, and higher credit quality. Large cap companies that exhibit the aforementioned qualities tend to outperform during a decelerating profit cycle; as the market slows, investors tend to become more risk-averse seeking more stable growth opportunities. In a slower earnings growth environment consumer staples should remain an attractive space in which to find earnings stability. The Fund remains slightly underweight to the consumer discretionary

Large Cap Growth Opportunities Fund

SSgA

Large Cap Growth Opportunities Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

sector, overweighting leisure while underweighting media. Over the past few years, the Fund's cyclicality has been reduced and weight has been added to the highest conviction ideas, encompassing higher quality companies with strong secular growth.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on March 30, 2004. Index comparison also began on March 30, 2004.

  #  The Russell 1000® Growth Index is trademark of the Frank Russell Company. RussellTM is trademark of the Frank Russell Company. The Russell 1000® Growth Index is unmanaged and can not be invested in directly and is constructed to provide a comprehensive and unbiased barometer of the large-cap growth market. It offers investors access to the large-cap growth segment of the U.S. equity universe.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Large Cap Growth Opportunities Fund

SSgA

Large Cap Growth Opportunities Fund

Shareholder Expense Example, continued - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,030.30	$1,019.66
Expenses Paid During Period *	$5.63	$5.60

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Growth Opportunities Fund

SSgA

Large Cap Growth Opportunities Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 102.2%
Consumer Discretionary - 14.8%
Bed Bath & Beyond, Inc. (Æ)	7,200	292
Chico's FAS, Inc. (Æ)	6,400	222
Coach, Inc. (Æ)	8,200	272
eBay, Inc. (Æ)	10,700	433
Hilton Hotels Corp.	15,500	359
Kohl's Corp. (Æ)	5,700	299
PETsMART, Inc.	9,600	247
Station Casinos, Inc.	4,800	321
Time Warner, Inc.	20,000	359
		2,804
Consumer Staples - 11.0%
Alberto-Culver Co.	6,400	275
Coca-Cola Co. (The)	11,200	493
Cott Corp. (Æ)	11,100	281
Gillette Co. (The)	7,900	426
Walgreen Co.	7,600	352
Whole Foods Market, Inc.	2,000	258
		2,085
Energy - 4.0%
Nabors Industries, Ltd. (Æ)	4,600	308
Noble Corp.	6,400	457
		765
Financials - 8.3%
Aflac, Inc.	6,000	259
Chicago Mercantile Exchange	500	139
Commerce Bancorp, Inc.	7,700	260
Franklin Resources, Inc.	3,400	273
Moody's Corp.	4,700	231
Morgan Stanley	3,800	193
Wells Fargo & Co.	3,700	221
		1,576
Health Care - 22.5%
Amgen, Inc. (Æ)	6,100	487
Charles River Laboratories International, Inc. (Æ)	5,600	285
Community Health Systems, Inc. (Æ)	8,900	328
Eli Lilly & Co.	5,200	286
Express Scripts, Inc. (Æ)	6,100	353
Genzyme Corp. (Æ)	3,300	235
Johnson & Johnson	12,500	792
Medtronic, Inc.	10,700	610
Pfizer, Inc.	12,100	308
UnitedHealth Group, Inc.	11,200	577
		4,261

	Principal Amount ($) or Shares	Market Value $
Industrials - 12.2%
General Dynamics Corp.	3,100	355
General Electric Co.	32,200	1,082
Goodrich Corp.	7,800	358
Rockwell Automation, Inc.	5,000	260
Roper Industries, Inc.	6,800	262
		2,317
Information Technology - 27.5%
Analog Devices, Inc.	4,800	175
Cisco Systems, Inc. (Æ)	39,300	693
Cognos, Inc. (Æ)	8,600	311
Dell, Inc. (Æ)	9,000	320
Electronic Arts, Inc. (Æ)	5,900	338
EMC Corp. (Æ)	32,500	418
Intel Corp.	29,100	748
MEMC Electronic Materials, Inc. (Æ)	14,100	238
Microsoft Corp.	29,200	800
Motorola, Inc.	31,000	678
Qualcomm, Inc.	12,400	492
		5,211
Materials - 1.9%
Monsanto Co.	5,600	358
Total Common Stocks (cost $17,926)		19,377
Short-Term Investments - 0.3%
SSgA Prime Money Market Fund	59,404	59
Total Short-Term Investments (cost $59)		59
Total Investments - 102.5% (identified cost $17,985)		19,436
Other Assets and Liabilities, Net - (2.5%)		(475)
Net Assets - 100.0%		18,961

See accompanying notes which are an integral part of the financial statements.

Large Cap Growth Opportunities Fund

SSgA

Large Cap Growth Opportunities Fund

Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
Consumer Discretionary	14.8
Consumer Staples	11.0
Energy	4.0
Financials	8.3
Health Care	22.5
Industrials	12.2
Information Technology	27.5
Materials	1.9
Short-Term Investments	0.3
Total Investments	102.5
Other Assets and Liabilities, Net	(2.5)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Large Cap Growth Opportunities Fund

SSgA

Large Cap Value Fund

Portfolio Management Discussion and Analysis - August 31, 2005 (Unaudited)

Objective:  The Fund seeks long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

Invests in:  U.S. equity securities.

Strategy:  The Fund's investment strategy uses a quantitative approach to investment management, designed to uncover equity securities that are undervalued relative to their peers.

Large Cap Value Fund
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,805	18.05%
Inception	$11,486	10.24	%+
Russell 1000® Value Index
Period Ended 08/31/05	Growth of $10,000	Total Return
1 Year	$11,686	16.86%
Inception	$11,800	12.34	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

What is the Fund's Objective?

The Fund seeks long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2005, the SSgA Large Cap Value Fund returned 18.05%, versus the Russell 1000® Value Index return of 16.86% The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fund's investment process incorporates perspectives on valuation, quality and sentiment. Specifically, the Fund seeks to own high quality stocks with strong cash flow available to sustain future growth, as well as those stocks that are inexpensive on a price-to-earnings basis. Over the past 12 months, many of the Fund's stock selection factors have identified positive performance among large cap value stocks. The sentiment and price-to-earnings components have served as particularly strong predictors of stock price appreciation.

The SSgA Large Cap Value Fund's performance was driven by strong stock selection. Positions in the utilities, energy, technology, industrials and health care sectors positively contributed to the Fund's results. An overweight position in Texas power producer TXU Corp. appreciated over the last twelve months. The company continues to report strong profit growth, excluding costs to exit contracts and idle unneeded turbines. The explosion in energy stocks year-to-date 2005 is all the more remarkable in that it follows on the heels of the sector's top-performance honors for calendar year 2004. The Fund's positions in Sunoco, Valero Energy, Marathon Oil, and Occidental Petroleum have been rewarded with solid gains. Among technology companies, a number of internet and software stocks added value, including: VeriSign Inc. and McAfee Inc. VeriSign Inc., the main operator of the Internet address database, reported that sales increased after the acquisition of Jamba!, which sells ring tones and music for mobile telephones. Also within the technology sector, an overweight position in McAfee appreciated. The world's second largest maker of anti-virus software announced that profits surged to $118.1 million, reflecting a gain from the sale of its Sniffer network monitoring business.

Overall, consumer discretionary securities detracted from performance, with many of these names falling into negative territory over the past year. One of the largest stock level detractors from performance was an overweight position in American Axle & Manufacturing. The maker of automotive drive train systems plummeted after fiscal first quarter profit fell 64% on a drop in sales to General Motors Corp. American Axle cut its 2005 earnings forecast by as much as 45%. In addition, a modest position in Merck & Co. hurt the Fund's performance. The second biggest US drug maker said fiscal third quarter earnings plunged 29% after a recall of the company's Vioxx painkiller.

How is the Fund currently positioned to meet its long-term objective?

With slower corporate profit growth and higher interest rates anticipated, investors should seek investments in high quality stocks that offer consistent and predictable earnings. These higher quality stocks should benefit the Fund. The Fund is currently finding investment opportunities among oils, medical providers, software and transportation stocks in order to obtain long term capital appreciation.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA fund.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Portfolio Management Discussion and Analysis, continued - August 31, 2005 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on March 30, 2004. Index comparison also began on March 30, 2004.

  #  The Russell 1000® Value Index is trademark of the Frank Russell Company. RussellTM is trademark of the Frank Russell Company. The Russell 1000® Value Index is unmanaged and can not be invested in directly and is constructed to provide a comprehensive and unbiased barometer of the large-cap value market. It offers investors access to the large-cap value segment of the U.S. equity universe.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Shareholder Expense Example, continued - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,030.70	$1,019.66
Expenses Paid During Period *	$5.63	$5.60

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 103.9%
Consumer Discretionary - 9.0%
Darden Restaurants, Inc.	7,600	239
Federated Department Stores, Inc.	3,800	262
Scotts Miracle-Gro Co. (The) Class A	1,400	115
Time Warner, Inc.	14,600	261
Toll Brothers, Inc. (Æ)	4,500	216
Viacom, Inc. Class B	1,700	58
Walt Disney Co.	9,200	232
		1,383
Consumer Staples - 3.8%
Altria Group, Inc.	1,100	78
Kimberly-Clark Corp.	2,000	125
Pepsi Bottling Group, Inc.	3,700	109
Supervalu, Inc.	4,400	153
Tyson Foods, Inc. Class A	7,100	126
		591
Energy - 17.6%
Chevron Corp.	4,900	301
Exxon Mobil Corp.	15,300	916
Kerr-McGee Corp.	3,300	291
Marathon Oil Corp.	4,050	260
Occidental Petroleum Corp.	3,300	274
Sunoco, Inc.	3,850	280
Valero Energy Corp.	3,700	394
		2,716
Financials - 35.8%
Allstate Corp. (The)	1,300	73
Assurant, Inc.	6,800	254
Bank of America Corp.	13,500	581
Bear Stearns Cos., Inc. (The)	2,600	261
Capital One Financial Corp.	3,500	288
Chubb Corp.	3,300	287
Citigroup, Inc.	8,800	385
Conseco, Inc. (Æ)	1,400	29
Countrywide Financial Corp.	8,210	277
First American Corp.	3,600	150
Freddie Mac	1,200	72
Friedman Billings Ramsey Group, Inc. Class A (ö)	600	7
Golden West Financial Corp.	3,000	183
Goldman Sachs Group, Inc.	1,000	111
HCC Insurance Holdings, Inc.	900	24
Health Care REIT, Inc. (ö)	700	26
JPMorgan Chase & Co.	4,324	146
KeyCorp	5,100	169
Lehman Brothers Holdings, Inc.	2,100	222
Merrill Lynch & Co., Inc.	1,200	69
Metlife, Inc.	5,300	260

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley	600	30
National City Corp.	3,100	113
New Century Financial Corp. (ö)	2,600	112
Progressive Corp. (The)	100	10
Providian Financial Corp. (Æ)	900	17
Prudential Financial, Inc.	1,400	90
Safeco Corp.	1,300	68
Sovereign Bancorp, Inc.	4,400	103
SunTrust Banks, Inc.	2,700	190
Thornburg Mortgage, Inc. (ö)	2,100	57
US Bancorp	8,200	240
Washington Mutual, Inc.	8,100	337
Wells Fargo & Co.	2,400	143
WR Berkley Corp.	3,675	130
		5,514
Health Care - 9.3%
Aetna, Inc.	1,200	96
AmerisourceBergen Corp.	3,500	261
Cigna Corp.	2,800	323
Humana, Inc. (Æ)	2,000	96
Invitrogen Corp. (Æ)	1,000	85
Merck & Co., Inc.	10,400	293
Pfizer, Inc.	11,100	283
		1,437
Industrials - 6.4%
Burlington Northern Santa Fe Corp.	3,800	201
CNF, Inc.	3,700	187
Cummins, Inc.	1,200	104
Lockheed Martin Corp.	700	44
Republic Services, Inc.	3,400	123
Textron, Inc.	1,600	114
USG Corp. (Æ)	1,700	107
Yellow Roadway Corp. (Æ)	2,300	108
		988
Information Technology - 6.4%
Apple Computer, Inc. (Æ)	6,800	319
International Business Machines Corp.	3,250	262
McAfee, Inc. (Æ)	6,500	199
Western Digital Corp. (Æ)	14,800	205
		985
Materials - 3.2%
Eastman Chemical Co.	1,600	77
Louisiana-Pacific Corp.	3,800	96
Phelps Dodge Corp.	1,500	161
Sherwin-Williams Co. (The)	1,700	79
United States Steel Corp.	2,000	84
		497

Large Cap Value Fund

SSgA

Large Cap Value Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 6.2%
AT&T Corp.	8,500	167
BellSouth Corp.	1,200	32
SBC Communications, Inc.	4,900	118
Sprint Nextel Corp.	12,800	332
Verizon Communications, Inc.	9,600	314
		963
Utilities - 6.2%
Constellation Energy Group, Inc.	3,100	182
DTE Energy Co.	1,400	64
Exelon Corp.	2,600	140
PPL Corp.	3,400	109
Sempra Energy	4,400	197
TXU Corp.	2,700	262
		954
Total Common Stocks (cost $14,016)		16,028
Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	100	-	±
Total Short-Term Investments (cost $0)		-	±
Total Investments - 103.9% (identified cost $14,016)		16,028
Other Assets and Liabilities, Net - (3.9%)		(602)
Net Assets - 100.0%		15,426

Portfolio Summary (Unaudited)	% of Net Assets
Consumer Discretionary	9.0
Consumer Staples	3.8
Energy	17.6
Financials	35.8
Health Care	9.3
Industrials	6.4
Information Technology	6.4
Materials	3.2
Telecommunication Services	6.2
Utilities	6.2
Total Investments	103.9
Other Assets and Liabilities, Net	(3.9)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Large Cap Value Fund

SSgA

Enhanced Small Cap Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 22, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 22, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,085.00	$1,021.42
Expenses Paid During Period *	$3.47	$3.82

* Expenses are equal to the Fund's expense ratio of .75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 162/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Enhanced Small Cap Fund

This page has been intentionally left blank.

SSgA
Enhanced Small Cap Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.6%
Consumer Discretionary - 13.8%
Aeropostale, Inc. (Æ)	300	8
Aftermarket Technology Corp. (Æ)	2,400	41
Arctic Cat, Inc.	1,100	24
Argosy Gaming Co. (Æ)	200	9
ASV, Inc. (Æ)	200	5
Audiovox Corp. Class A (Æ)	3,500	63
Bandag, Inc.	200	9
Big 5 Sporting Goods Corp. (Æ)	200	5
Big Lots, Inc. (Æ)	1,200	14
Bluegreen Corp. (Æ)	400	7
Blyth, Inc.	1,100	27
Bon-Ton Stores, Inc. (The)	700	14
Brown Shoe Co., Inc.	300	11
Catalina Marketing Corp.	1,000	24
CEC Entertainment, Inc. (Æ)	700	24
Champion Enterprises, Inc. (Æ)	600	8
Charming Shoppes, Inc. (Æ)	4,800	58
Charter Communications, Inc. Class A	300	-	±
Children's Place Retail Stores, Inc. (The) (Æ)	200	8
Christopher & Banks Corp.	100	2
Citadel Broadcasting Corp. (Æ)	3,200	43
CKE Restaurants, Inc.	1,300	15
CSK Auto Corp. (Æ)	600	10
CSS Industries, Inc.	600	22
Dave & Buster's, Inc. (Æ)	1,000	14
Domino's Pizza, Inc.	500	12
Dover Downs Gaming & Entertainment, Inc.	2,900	39
DTS, Inc. (Æ)	600	11
Electronics Boutique Holdings Corp. (Æ)	300	19
Entercom Communications Corp. (Æ)	500	17
Entravision Communications Corp. Class A (Æ)	200	2
Escalade, Inc.	4,200	55
GameStop Corp. Class B (Æ)	2,700	81
Genesco, Inc. (Æ)	400	16
Gray Television, Inc.	2,700	33
Guess ?, Inc. (Æ)	1,700	37
Handleman Co.	600	8
Harris Interactive, Inc. (Æ)	300	1
Hibbett Sporting Goods, Inc. (Æ)	1,200	40
Hollinger International, Inc. Class A	100	1
Insight Communications Co., Inc. Class A (Æ)	1,300	15
Insight Enterprises, Inc. (Æ)	600	11
Jack in the Box, Inc. (Æ)	200	7
Journal Register Co.	100	2
K-Swiss, Inc. Class A	1,000	31
Kellwood Co.	300	7

	Principal Amount ($) or Shares	Market Value $
Kimball International, Inc. Class B	200	3
La Quinta Corp. (Æ)(ö)	1,400	12
Lin TV Corp. Class A (Æ)	1,100	17
Lone Star Steakhouse & Saloon, Inc.	800	21
Matthews International Corp. Class A	1,700	68
Maytag Corp.	1,500	28
Media General, Inc. Class A	500	33
Midas, Inc. (Æ)	1,100	23
Modine Manufacturing Co. (Æ)	100	4
Monaco Coach Corp.	500	8
Movie Gallery, Inc.	300	5
National Presto Industries, Inc.	100	4
Nautilus Group, Inc.	100	3
NetFlix, Inc. (Æ)	1,200	26
O'Charleys, Inc. (Æ)	100	2
Oakley, Inc.	600	10
Palm Harbor Homes, Inc. (Æ)	500	9
Pantry, Inc. (The) (Æ)	800	29
Papa John's International, Inc. (Æ)	1,500	72
Payless Shoesource, Inc. (Æ)	4,400	82
Pre-Paid Legal Services, Inc.	100	4
Priceline.com, Inc. (Æ)	500	11
RC2 Corp. (Æ)	300	12
Russell Corp.	200	4
Sauer-Danfoss, Inc.	400	7
Scholastic Corp. (Æ)	2,000	73
ShopKo Stores, Inc. (Æ)	100	2
Shuffle Master, Inc. (Æ)	600	15
Sinclair Broadcast Group, Inc. Class A	6,800	64
Skechers U.S.A., Inc. Class A (Æ)	1,000	17
Sotheby's Holdings Class A (Æ)	300	5
Stage Stores, Inc.	750	21
Stanley Furniture Co., Inc.	200	5
Stein Mart, Inc.	1,100	27
Steinway Musical Instruments, Inc. (Æ)	200	6
Steven Madden, Ltd. (Æ)	900	21
Stewart Enterprises, Inc. Class A	3,500	24
Stride Rite Corp.	400	5
Systemax, Inc. (Æ)	3,700	26
Talbots, Inc.	1,700	52
Tenneco Automotive, Inc. (Æ)	400	7
Texas Roadhouse, Inc. Class A (Æ)	200	7
Thor Industries, Inc.	100	3
Too, Inc. (Æ)	600	16
Topps Co., Inc. (The)	100	1
Trans World Entertainment, Corp. (Æ)	3,000	22
Unifirst Corp.	300	12
Vail Resorts, Inc. (Æ)	1,700	49
Valuevision Media, Inc. Class A (Æ)	100	1
WD-40 Co.	100	3
Winnebago Industries	400	12
WMS Industries, Inc. (Æ)	100	3

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wolverine World Wide, Inc.	1,100	23
Yankee Candle Co., Inc.	100	3
Zale Corp. (Æ)	800	22
		1,954
Consumer Staples - 2.9%
American Italian Pasta Co. Class A	100	1
Andersons, Inc. (The)	1,600	48
Boston Beer Co., Inc. Class A (Æ)	300	7
Central Garden and Pet Co. (Æ)	500	25
Chattem, Inc. (Æ)	500	19
Chiquita Brands International, Inc.	2,000	51
Coca-Cola Bottling Co. Consolidated	200	10
Corn Products International, Inc.	700	16
Flowers Foods, Inc.	1,450	40
J&J Snack Foods Corp.	200	12
Lancaster Colony Corp.	200	9
Mannatech, Inc.	900	11
Maui Land & Pineapple Co., Inc. (Æ)	1,000	34
Nash Finch Co.	200	8
Pathmark Stores, Inc. (Æ)	4,100	44
Playtex Products, Inc. (Æ)	4,100	44
Ralcorp Holdings, Inc.	400	18
Ruddick Corp.	200	5
Sanderson Farms, Inc.	100	4
USANA Health Sciences, Inc. (Æ)	100	5
Weis Markets, Inc.	100	4
		415
Energy - 5.4%
Atlas America, Inc. (Æ)	337	16
Berry Petroleum Co. Class A	800	49
Bill Barrett Corp. (Æ)	1,900	64
Cabot Oil & Gas Corp.	1,700	73
Cal Dive International, Inc. (Æ)	1,400	87
Dril-Quip, Inc. (Æ)	500	21
Frontier Oil Corp.	2,100	77
Giant Industries, Inc. (Æ)	100	5
Global Industries, Ltd. (Æ)	4,500	62
Harvest Natural Resources, Inc. (Æ)	2,600	27
Holly Corp.	600	34
Lone Star Technologies, Inc. (Æ)	200	11
Meridian Resource Corp.	100	-	±
Oceaneering International, Inc. (Æ)	100	5
Petroleum Development Corp. (Æ)	300	11
Remington Oil & Gas Corp. (Æ)	600	23
RPC, Inc.	500	12
St. Mary Land & Exploration Co.	600	21
Tetra Technologies, Inc. (Æ)	150	4
Todco Class A	1,200	42
Transmontaigne, Inc. (Æ)	700	7
Universal Compression Holdings, Inc. (Æ)	400	16

	Principal Amount ($) or Shares	Market Value $
Veritas DGC, Inc. (Æ)	2,200	71
W&T Offshore, Inc.	700	19
		757
Financials - 22.2%
1st Source Corp.	900	21
21st Century Insurance Group	700	10
ABC Bancorp	300	6
Advanta Corp. Class B	1,400	40
Alfa Corp.	900	14
Amcore Financial, Inc.	100	3
American Home Mortgage Investment Corp. (ö)	1,900	61
AmericanWest Bancorporation (Æ)	400	9
AMLI Residential Properties Trust (ö)	100	3
Anchor Bancorp Wisconsin, Inc.	100	3
Anthracite Capital, Inc. (ö)	5,000	59
Argonaut Group, Inc. (Æ)	2,600	65
Ashford Hospitality Trust, Inc. (ö)	200	2
Baldwin & Lyons, Inc. Class B	100	3
Bancfirst Corp.	600	51
Bancorp, Inc. (The) (Æ)	100	2
Bancorpsouth, Inc.	1,800	40
Bank of Granite Corp.	100	2
BankAtlantic Bancorp, Inc. Class A	100	2
Banner Corp.	700	19
Berkshire Hills Bancorp, Inc.	100	3
Boykin Lodging Co. (Æ)(ö)	4,300	57
Brandywine Realty Trust (ö)	300	10
Brookline Bancorp, Inc.	200	3
Camden National Corp.	100	4
Capital Automotive REIT (ö)	200	7
Capitol Bancorp, Ltd. (Æ)	1,400	47
Cash America International, Inc. (Æ)	300	6
City Bank	100	3
City Holding Co.	400	15
Clark, Inc.	600	10
CNA Surety Corp. (Æ)	400	5
Colonial Properties Trust (ö)	400	18
Columbia Bancorp	100	4
Columbia Banking System, Inc.	100	3
Commercial Capital Bancorp, Inc.	900	16
Commercial Federal Corp.	300	10
Community Bank System, Inc.	200	5
Community Banks, Inc.	140	4
Community Trust Bancorp, Inc.	200	6
CompuCredit Corp. (Æ)	1,800	75
Corus Bankshares, Inc.	500	29
Delphi Financial Group Class A	300	14
Doral Financial Corp.	4,000	57
EMC Insurance Group, Inc.	100	2
Equity Inns, Inc. (ö)	900	12
Equity Lifestyle Properties, Inc. (ö)	1,600	72

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Farmers Capital Bank Corp.	200	7
FBL Financial Group, Inc. Class A	200	6
Federal Agricultural Mortgage Corp. Class C	200	5
FelCor Lodging Trust, Inc. (Æ)(ö)	4,600	70
Financial Federal Corp.	400	16
Financial Institutions, Inc.	300	5
First BanCorp.	2,600	48
First Charter Corp.	100	2
First Citizens BancShares, Inc. Class A	400	66
First Community Bancorp	200	9
First Financial Bancorp.	300	5
First Financial Corp.	200	6
First Indiana Corp. (Æ)	1,900	64
First Place Financial Corp.	2,500	53
FirstFed Financial Corp. (Æ)	500	29
Flagstar Bancorp, Inc.	300	5
Franklin Bank Corp. (Æ)	400	7
Getty Realty Corp. (ö)	200	6
Glenborough Realty Trust, Inc. (ö)	300	6
Glimcher Realty Trust	2,300	60
Great American Financial Resources, Inc.	2,400	48
Greenhill & Co., Inc.	100	4
Hancock Holding Co.	200	7
Harleysville Group, Inc.	1,400	32
Harleysville National Corp.	105	2
Heritage Property Investment Trust (ö)	800	29
Horace Mann Educators Corp.	300	6
Independent Bank Corp.	200	6
Innkeepers USA Trust (ö)	2,800	44
Integra Bank Corp.	2,500	57
Investment Technology Group, Inc. (Æ)	2,800	77
Irwin Financial Corp.	1,000	21
Jones Lang LaSalle, Inc.	1,600	79
Kansas City Life Insurance Co.	200	10
Knight Capital Group, Inc. Class A (Æ)	200	2
LaBranche & Co., Inc. (Æ)	1,200	10
Lexington Corporate Properties Trust (ö)	200	5
LTC Properties, Inc. (ö)	600	12
MAF Bancorp, Inc.	1,600	69
MainSource Financial Group, Inc.	400	7
Marlin Business Services, Inc. (Æ)	1,200	28
MeriStar Hospitality Corp. (Æ)(ö)	6,100	56
Metris Cos., Inc. (Æ)	2,000	29
Mid-America Apartment Communities, Inc. (ö)	200	9
Mid-State Bancshares	100	3
Midland Co. (The)	400	13
Nasdaq Stock Market, Inc. (The) (Æ)	3,200	75
National Health Investors, Inc. (ö)	300	9
Nationwide Health Properties, Inc. (ö)	400	9
Navigators Group, Inc. (Æ)	1,300	48

	Principal Amount ($) or Shares	Market Value $
NBC Capital Corp. (Æ)	200	5
Netbank, Inc.	600	5
Ocwen Financial Corp. (Æ)	700	5
Old National Bancorp	3,600	81
Omega Financial Corp.	1,100	33
Omega Healthcare Investors, Inc. (ö)	200	3
Oriental Financial Group, Inc.	500	7
Origen Financial, Inc. (ö)	2,800	21
Pennsylvania Real Estate Investment Trust (ö)	300	13
Peoples Bancorp, Inc.	1,300	37
PFF Bancorp, Inc.	200	6
Phoenix Cos., Inc. (The)	1,800	22
Piper Jaffray Cos., Inc. (Æ)	300	9
Post Properties, Inc. (ö)	700	26
Presidential Life Corp.	1,400	25
ProAssurance Corp. (Æ)	300	13
Provident Bankshares Corp.	100	3
Provident Financial Services, Inc.	1,600	28
PS Business Parks, Inc. (ö)	1,500	68
R&G Financial Corp. Class B	3,300	50
RAIT Investment Trust (ö)	100	3
Renasant Corp.	100	3
Republic Bancorp, Inc. Class A	200	5
Republic Bancorp, Inc.	100	1
Resource America, Inc. Class A	400	7
Safety Insurance Group, Inc.	500	18
Santander BanCorp	500	13
Simmons First National Corp. Class A (Æ)	100	3
Southwest Bancorp, Inc.	300	7
State Auto Financial Corp.	100	3
State Financial Services Corp. Class A	100	4
Stewart Information Services Corp.	200	10
Strategic Hotel Capital, Inc. (ö)	2,900	53
Suffolk Bancorp	200	6
Sun Communities, Inc. (ö)	300	10
SWS Group, Inc.	1,400	23
Taylor Capital Group, Inc.	700	27
TierOne Corp.	100	3
Town & Country Trust (The) (ö)	1,200	34
Trammell Crow Co. (Æ)	2,700	73
UICI	600	18
UMB Financial Corp.	500	33
United Bankshares, Inc.	100	4
United Community Financial Corp.	1,800	20
United Fire & Casualty Co.	600	25
Universal Health Realty Income Trust (ö)	200	7
Unizan Financial Corp.	400	10
Virginia Financial Group, Inc.	300	10
WesBanco, Inc.	500	15
West Coast Bancorp.	400	10
Winston Hotels, Inc. (ö)	600	6

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
WSFS Financial Corp.	300	17
Yardville National Bancorp	100	4
		3,138
Health Care - 12.0%
Adolor Corp. (Æ)	100	1
Albany Molecular Research, Inc. (Æ)	4,100	68
Alderwoods Group, Inc. (Æ)	4,500	72
Alexion Pharmaceuticals, Inc. (Æ)	100	3
Alkermes, Inc. (Æ)	500	9
Alliance Imaging, Inc. (Æ)	2,000	19
Allscripts Healthcare Solutions, Inc. (Æ)	400	7
Alpharma, Inc. Class A	3,600	96
American Medical Systems Holdings, Inc. (Æ)	200	4
Amsurg Corp. (Æ)	700	20
Applera Corp. - Celera Genomics Group (Æ)	300	4
Arrow International, Inc.	500	15
Barrier Therapeutics, Inc. (Æ)	1,400	13
Bio-Rad Laboratories, Inc. Class A (Æ)	1,000	55
Bruker BioSciences Corp. (Æ)	1,200	5
Cambrex Corp.	100	2
Candela Corp. (Æ)	200	2
Cell Therapeutics, Inc. (Æ)	200	1
Conmed Corp. (Æ)	300	9
Cotherix, Inc. (Æ)	300	4
Cubist Pharmaceuticals, Inc. (Æ)	800	14
Datascope Corp.	400	13
deCODE genetics, Inc. (Æ)	400	4
Digene Corp. (Æ)	100	3
Diversa Corp. (Æ)	300	1
DJ Orthopedics, Inc. (Æ)	1,800	50
Enzo Biochem, Inc. (Æ)	500	8
Enzon Pharmaceuticals, Inc. (Æ)	1,500	11
eResearch Technology, Inc. (Æ)	200	3
Exelixis, Inc. (Æ)	200	2
Eyetech Pharmaceuticals, Inc. (Æ)	3,500	64
First Horizon Pharmaceutical Corp. (Æ)	400	8
Genesis HealthCare Corp. (Æ)	1,400	56
Greatbatch, Inc. (Æ)	200	5
GTx, Inc. (Æ)	200	2
Haemonetics Corp. (Æ)	600	27
Hi-Tech Pharmacal Co., Inc. (Æ)	700	17
ICU Medical, Inc. (Æ)	1,200	36
Illumina, Inc. (Æ)	1,400	17
Immucor, Inc. (Æ)	200	5
Incyte Corp. (Æ)	200	2
Integra LifeSciences Holdings Corp. (Æ)	200	7
Intermagnetics General Corp. (Æ)	200	6
Invacare Corp.	200	8
Inverness Medical Innovations, Inc. (Æ)	100	3

	Principal Amount ($) or Shares	Market Value $
Kindred Healthcare, Inc. (Æ)	300	9
LCA-Vision, Inc.	100	4
Lifecell Corp. (Æ)	1,600	38
Ligand Pharmaceuticals, Inc. Class B (Æ)	200	2
Luminex Corp. (Æ)	100	1
Magellan Health Services, Inc. (Æ)	1,000	35
Marshall Edwards, Inc. (Æ)	2,500	18
Maxygen, Inc. (Æ)	100	1
Medcath Corp. (Æ)	900	22
Medicis Pharmaceutical Corp. Class A	300	10
Mentor Corp.	800	42
Molecular Devices Corp. (Æ)	300	6
Momenta Pharmaceuticals, Inc. (Æ)	1,300	33
Myogen, Inc. (Æ)	1,500	31
Nabi Biopharmaceuticals (Æ)	100	1
Neopharm, Inc. (Æ)	300	4
New River Pharmaceuticals, Inc. (Æ)	1,200	52
Noven Pharmaceuticals, Inc. (Æ)	300	5
Odyssey HealthCare, Inc. (Æ)	800	13
Option Care, Inc.	150	2
OraSure Technologies, Inc. (Æ)	4,900	45
Pediatrix Medical Group, Inc. (Æ)	200	15
Per-Se Technologies, Inc. (Æ)	2,900	56
Pozen, Inc. (Æ)	800	7
PRA International (Æ)	900	27
PSS World Medical, Inc. (Æ)	300	4
Regeneron Pharmaceuticals, Inc. (Æ)	3,300	25
RehabCare Group, Inc. (Æ)	1,400	32
Renovis, Inc. (Æ)	1,600	21
Res-Care, Inc. (Æ)	400	6
Rigel Pharmaceuticals, Inc. (Æ)	300	6
Salix Pharmaceuticals, Ltd. (Æ)	300	6
Serologicals Corp. (Æ)	1,000	24
Sunrise Senior Living, Inc. (Æ)	100	6
Sybron Dental Specialties, Inc. (Æ)	100	4
Symbion, Inc. (Æ)	600	16
Symmetry Medical, Inc. (Æ)	2,300	58
Tanox, Inc. (Æ)	100	1
Tercica, Inc. (Æ)	500	6
Thoratec Corp. (Æ)	1,100	18
Threshold Pharmaceuticals, Inc. (Æ)	1,500	17
Trimeris, Inc. (Æ)	200	2
Trizetto Group, Inc. (The) (Æ)	3,500	55
United Surgical Partners International, Inc. (Æ)	150	6
United Therapeutics Corp. (Æ)	200	14
Vertex Pharmaceuticals, Inc. (Æ)	1,000	18
Viasys Healthcare, Inc. (Æ)	2,200	59
Vital Signs, Inc.	800	36
		1,700

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 15.5%
1-800 Contacts, Inc. (Æ)	200	4
1-800-FLOWERS.COM, Inc. Class A (Æ)	1,600	11
AAR Corp. (Æ)	600	11
ACCO Brands Corp. (Æ)	1,800	47
Actuant Corp. Class A	100	4
Acuity Brands, Inc.	200	6
Administaff, Inc.	1,900	68
Airtran Holdings, Inc. (Æ)	800	8
Alaska Air Group, Inc. (Æ)	700	24
Albany International Corp. Class A	200	7
Ambassadors Group, Inc.	100	5
AMN Healthcare Services, Inc. (Æ)	1,700	26
Applied Industrial Technologies, Inc.	200	7
Armor Holdings, Inc. (Æ)	300	13
Artesyn Technologies, Inc. (Æ)	300	3
Asset Acceptance Capital Corp. (Æ)	1,800	52
Astec Industries, Inc. (Æ)	400	12
Aviall, Inc. (Æ)	600	20
Beacon Roofing Supply, Inc. (Æ)	700	23
Belden CDT, Inc.	800	17
Brady Corp. Class A	1,500	47
Bucyrus International, Inc. Class A	100	4
C&D Technologies, Inc.	2,800	29
CIRCOR International, Inc.	1,500	39
Coinstar, Inc. (Æ)	200	4
Commercial Vehicle Group, Inc. (Æ)	100	2
Compx International, Inc.	3,000	48
Consolidated Graphics, Inc. (Æ)	200	8
Continental Airlines, Inc. Class B (Æ)	5,000	67
Corrections Corp. of America (Æ)	100	4
Danielson Holdings Corp. (Æ)	2,700	34
DiamondCluster International, Inc. (Æ)	100	1
Dollar Thrifty Automotive Group (Æ)	1,200	36
Dycom Industries, Inc. (Æ)	200	4
EGL, Inc. (Æ)	800	20
EnerSys (Æ)	200	3
ESCO Technologies, Inc. (Æ)	700	73
Esterline Technologies Corp. (Æ)	100	4
ExpressJet Holdings, Inc. (Æ)	900	9
Federal Signal Corp.	800	14
Flowserve Corp. (Æ)	2,200	82
Forward Air Corp.	400	14
Franklin Electric Co., Inc.	400	17
G&K Services, Inc. Class A	100	4
Gardner Denver, Inc. (Æ)	100	4
Gartner, Inc. Class A (Æ)	100	1
Genesee & Wyoming, Inc. Class A (Æ)	300	9
Genlyte Group, Inc. (Æ)	1,400	69
Geo Group, Inc. (The) (Æ)	1,200	33
Gevity HR, Inc.	300	7
Griffon Corp. (Æ)	100	3

	Principal Amount ($) or Shares	Market Value $
Heartland Express, Inc.	800	16
Hexcel Corp. (Æ)	600	12
HUB Group, Inc. Class A (Æ)	200	6
Hudson Highland Group, Inc. (Æ)	200	5
infoUSA, Inc.	3,700	40
Interline Brands, Inc. (Æ)	2,400	48
John H Harland Co.	400	17
Kadant, Inc. (Æ)	1,600	31
Kaman Corp. Class A	3,200	77
Kansas City Southern (Æ)	600	12
Kennametal, Inc.	300	14
Kirby Corp. (Æ)	500	23
Knight Transportation, Inc. (Æ)	100	2
Korn/Ferry International (Æ)	400	8
Labor Ready, Inc. (Æ)	2,700	61
Lennox International, Inc.	500	12
Manitowoc Co.	600	28
McGrath Rentcorp	200	5
Mobile Mini, Inc. (Æ)	200	8
Moog, Inc. Class A (Æ)	550	17
Mueller Industries, Inc.	100	3
NACCO Industries, Inc. Class A	400	44
NCI Building Systems, Inc. (Æ)	100	4
Northwest Airlines Corp. (Æ)	400	2
Orbital Sciences Corp. (Æ)	100	1
Pico Holdings, Inc. (Æ)	2,200	68
Pinnacle Airlines Corp. (Æ)	2,600	25
PRG-Schultz International, Inc. (Æ)	500	2
Quanta Services, Inc. (Æ)	5,700	68
Regal-Beloit Corp.	500	17
School Specialty, Inc. (Æ)	100	5
Sequa Corp. Class A (Æ)	100	7
Sourcecorp, Inc. (Æ)	2,200	45
Standard Register Co. (The)	100	2
Tecumseh Products Co. Class A	400	11
Teledyne Technologies, Inc. (Æ)	200	8
TeleTech Holdings, Inc. (Æ)	2,000	17
Tennant Co.	100	4
Tetra Tech, Inc. (Æ)	200	3
TNS, Inc. (Æ)	900	20
Tredegar Corp.	100	1
Triumph Group, Inc. (Æ)	400	16
UAP Holding Corp.	600	10
United Stationers, Inc. (Æ)	500	23
URS Corp. (Æ)	700	26
Valmont Industries, Inc.	300	9
Vertrue, Inc. (Æ)	700	24
Vicor Corp.	2,000	32
Volt Information Sciences, Inc. (Æ)	300	7
Wabash National Corp.	900	19
Wabtec Corp.	400	10
Walter Industries, Inc.	900	39

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Washington Group International, Inc. (Æ)	500	26
Waste Connections, Inc. (Æ)	200	7
Watsco, Inc.	200	10
WESCO International, Inc. (Æ)	700	24
Woodward Governor Co.	500	41
		2,183
Information Technology - 18.3%
ADE Corp. (Æ)	300	7
Adtran, Inc.	800	21
Advent Software, Inc. (Æ)	1,300	36
Agilysys, Inc.	1,600	29
AMIS Holdings, Inc. (Æ)	1,000	12
Anaren, Inc. (Æ)	100	1
Anixter International, Inc. (Æ)	400	15
Ansoft Corp. (Æ)	200	5
Ansys, Inc. (Æ)	100	4
Anteon International Corp. (Æ)	100	5
Arris Group, Inc. (Æ)	1,400	15
Aspect Communications Corp. (Æ)	700	8
Aspen Technology, Inc. (Æ)	700	4
Atari, Inc. (Æ)	800	1
ATMI, Inc. (Æ)	100	3
BEI Technologies, Inc.	200	7
Black Box Corp.	400	17
Blackbaud, Inc.	2,037	27
Blackboard, Inc. (Æ)	600	14
Blue Coat Systems, Inc. (Æ)	400	16
Brightpoint, Inc. (Æ)	100	3
Brooks Automation, Inc. (Æ)	100	1
Cabot Microelectronics Corp. (Æ)	300	9
Catapult Communications Corp. (Æ)	100	2
Checkpoint Systems, Inc. (Æ)	100	2
Ciber, Inc. (Æ)	1,300	10
Cirrus Logic, Inc. (Æ)	8,100	64
Coherent, Inc. (Æ)	2,000	64
Cohu, Inc.	100	2
CommScope, Inc. (Æ)	4,000	75
Comtech Telecommunications Corp. (Æ)	1,300	46
CSG Systems International, Inc. (Æ)	800	16
Cymer, Inc. (Æ)	2,100	70
Dendrite International, Inc. (Æ)	200	4
Digital Insight Corp. (Æ)	2,600	70
Digital River, Inc. (Æ)	500	19
Ditech Communications Corp. (Æ)	300	2
DSP Group, Inc. (Æ)	100	3
Earthlink, Inc. (Æ)	1,600	16
Echelon Corp. (Æ)	600	5
eCollege.com, Inc. (Æ)	1,500	19
Electronics for Imaging, Inc. (Æ)	200	4
Emulex Corp. (Æ)	2,000	43
Entegris, Inc. (Æ)	517	5

	Principal Amount ($) or Shares	Market Value $
Exar Corp. (Æ)	100	2
Extreme Networks, Inc.	100	-	±
Factset Research Systems, Inc.	300	11
Filenet Corp. (Æ)	400	11
Forrester Research, Inc. (Æ)	3,100	65
Foundry Networks, Inc. (Æ)	1,200	14
Genesis Microchip, Inc. (Æ)	100	3
Homestore, Inc. (Æ)	7,700	29
Imagistics International, Inc. (Æ)	400	13
Imation Corp.	1,800	76
Infospace, Inc. (Æ)	2,000	50
Integrated Device Technology, Inc. (Æ)	400	4
Intergraph Corp. (Æ)	1,600	65
Internet Security Systems, Inc. (Æ)	1,900	43
Intrado, Inc. (Æ)	1,300	20
Ipass, Inc. (Æ)	1,000	6
Itron, Inc. (Æ)	1,100	51
Ixia (Æ)	1,400	25
IXYS Corp. (Æ)	4,000	41
j2 Global Communications, Inc. (Æ)	400	15
JDA Software Group, Inc. (Æ)	300	4
Keane, Inc. (Æ)	800	9
Komag, Inc. (Æ)	200	7
Kopin Corp. (Æ)	2,600	17
Kronos, Inc. (Æ)	100	4
Kulicke & Soffa Industries, Inc. (Æ)	1,700	14
Littelfuse, Inc. (Æ)	400	11
Macrovision Corp. (Æ)	300	6
Magma Design Automation, Inc. (Æ)	200	2
Mantech International Corp. Class A (Æ)	100	3
Mercury Computer Systems, Inc. (Æ)	200	5
Methode Electronics, Inc.	300	4
Metrologic Instruments, Inc. (Æ)	300	5
Micrel, Inc. (Æ)	5,100	64
Micros Systems, Inc. (Æ)	100	4
Microsemi Corp. (Æ)	1,000	24
MicroStrategy, Inc. Class A (Æ)	400	31
MKS Instruments, Inc. (Æ)	600	11
Monolithic Power Systems, Inc. (Æ)	5,800	47
MPS Group, Inc. (Æ)	200	2
MRO Software, Inc. (Æ)	200	3
MTS Systems Corp.	600	25
NDCHealth Corp.	100	2
Netgear, Inc. (Æ)	100	2
NetIQ Corp. (Æ)	500	6
Nordson Corp.	200	7
North Pittsburgh Systems, Inc.	100	2
Omnivision Technologies, Inc. (Æ)	3,100	45
ON Semiconductor Corp. (Æ)	3,300	19
Palm, Inc. (Æ)	2,300	79
Parametric Technology Corp. (Æ)	8,600	52
Paxar Corp. (Æ)	100	2

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
PDF Solutions, Inc. (Æ)	600	9
Pegasus Solutions, Inc. (Æ)	200	2
Perot Systems Corp. Class A (Æ)	200	3
Photon Dynamics, Inc. (Æ)	100	2
Photronics, Inc. (Æ)	2,600	54
Pixelworks, Inc. (Æ)	1,200	9
Polycom, Inc. (Æ)	1,200	21
Power Integrations, Inc. (Æ)	100	2
Powerwave Technologies, Inc. (Æ)	200	2
Progress Software Corp. (Æ)	1,700	52
QAD, Inc.	700	6
Quest Software, Inc. (Æ)	700	9
Radisys Corp. (Æ)	300	6
Redback Networks, Inc. (Æ)	200	2
RF Micro Devices, Inc. (Æ)	400	3
RSA Security, Inc. (Æ)	1,100	14
Seachange International, Inc. (Æ)	800	5
Secure Computing Corp. (Æ)	3,600	42
Serena Software, Inc. (Æ)	100	2
Sigmatel, Inc. (Æ)	2,700	52
Silicon Image, Inc. (Æ)	200	2
Silicon Laboratories, Inc. (Æ)	500	16
Silicon Storage Technology, Inc.	100	-	±
Skyworks Solutions, Inc. (Æ)	4,600	35
Sohu.com, Inc. (Æ)	1,100	19
SonicWALL, Inc. (Æ)	200	1
Spectralink Corp.	100	1
SPSS, Inc. (Æ)	700	15
SS&C Technologies, Inc.	500	18
Standard Microsystems Corp. (Æ)	300	8
Supertex, Inc. (Æ)	400	12
SYKES Enterprises, Inc. (Æ)	5,300	56
Synaptics, Inc. (Æ)	300	5
Syntel, Inc.	100	2
Talx Corp.	600	21
Tekelec (Æ)	300	6
THQ, Inc. (Æ)	400	13
Transaction Systems Architects, Inc. Class A (Æ)	600	16
TTM Technologies, Inc. (Æ)	100	1
Ulticom, Inc. (Æ)	600	6
United Online, Inc.	4,000	52
UNOVA, Inc. (Æ)	300	9
ValueClick, Inc. (Æ)	300	4
Varian Semiconductor Equipment Associates, Inc. (Æ)	200	9
Veeco Instruments, Inc. (Æ)	400	7
Viasat, Inc. (Æ)	300	7
Vitesse Semiconductor Corp. (Æ)	900	2
WebEx Communications, Inc. (Æ)	200	5
webMethods, Inc. (Æ)	100	1
Websense, Inc. (Æ)	600	30

	Principal Amount ($) or Shares	Market Value $
WebSideStory, Inc. (Æ)	900	15
Wind River Systems, Inc. (Æ)	1,900	25
		2,579
Materials - 4.6%
AK Steel Holding Corp. (Æ)	1,200	9
Applied Films Corp. (Æ)	200	5
Buckeye Technologies, Inc. (Æ)	1,000	9
Caraustar Industries, Inc. (Æ)	200	2
Carpenter Technology Corp.	600	33
Century Aluminum Co. (Æ)	1,300	31
Cleveland-Cliffs, Inc.	500	36
Deltic Timber Corp.	100	4
Eagle Materials, Inc.	500	56
Georgia Gulf Corp.	400	11
Greif, Inc. Class A	700	41
HB Fuller Co.	1,500	49
Headwaters, Inc. (Æ)	200	8
Kronos Worldwide, Inc.	300	9
Lawson Products, Inc.	300	12
Longview Fibre Co.	1,200	24
MacDermid, Inc.	900	27
NewMarket Corp. (Æ)	300	5
NL Industries	800	11
NN, Inc. (Æ)	100	1
Octel Corp.	500	9
OM Group, Inc. (Æ)	700	14
PolyOne Corp. (Æ)	300	2
Potlatch Corp.	1,000	54
Presstek, Inc. (Æ)	200	3
Quanex Corp.	600	37
Rock-Tenn Co. Class A	700	11
RTI International Metals, Inc. (Æ)	100	3
Silgan Holdings, Inc.	700	42
Texas Industries, Inc.	300	18
USEC, Inc.	4,800	57
WR Grace & Co. (Æ)	1,500	16
		649
Telecommunication Services - 1.1%
Centennial Communications Corp. (Æ)	5,100	61
Cincinnati Bell, Inc. (Æ)	1,800	8
Commonwealth Telephone Enterprises, Inc.	500	20
CT Communications, Inc.	100	1
Mastec, Inc. (Æ)	300	4
Premiere Global Services, Inc. (Æ)	1,800	16
Price Communications Corp. (Æ)	300	5
SBA Communications Corp. Class A (Æ)	800	12
Shenandoah Telecom Co.	400	16
Talk America Holdings, Inc. (Æ)	700	6
USA Mobility, Inc. (Æ)	100	3
		152

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Utilities - 1.8%
Avista Corp.	100	2
Calpine Corp. (Æ)	10,000	31
Central Vermont Public Service Corp.	100	2
CH Energy Group, Inc.	200	10
Cleco Corp.	1,900	44
Duquesne Light Holdings, Inc.	1,400	25
El Paso Electric Co. (Æ)	900	19
Idacorp, Inc.	500	15
Laclede Group, Inc. (The)	100	3
Nicor, Inc.	100	4
Northwest Natural Gas Co.	100	4
Otter Tail Corp.	100	3
SJW Corp.	100	5
South Jersey Industries, Inc.	800	23
Southwest Gas Corp.	400	11
UIL Holdings Corp.	100	5
Unisource Energy Corp.	200	7
WGL Holdings, Inc.	1,200	39
		252
Total Common Stocks (cost $12,854)		13,779
Short-Term Investments - 2.3%
AIM Short Term Investment Treasury Portfolio	189,310	189
Federated Investors Prime Cash Obligations Fund	126,919	127
Total Short-Term Investments (cost $316)		316
Total Investments - 99.9% (identified cost $13,170)		14,095
Other Assets and Liabilities, Net - 0.1%		19
Net Assets - 100.0%		14,114

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000 Mini Index expiration date 09/05 (5)	334	(8)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(8)

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
Consumer Discretionary	13.8
Consumer Staples	2.9
Energy	5.4
Financials	22.2
Health Care	12.0
Industrials	15.5
Information Technology	18.3
Materials	4.6
Telecommunication Services	1.1
Utilities	1.8
Short-Term Investments	2.3
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
Net Assets	100.0
Futures Contracts	-	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund

SSgA

Directional Core Equity Fund

Shareholder Expense Example - August 31, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the Fund's inception and held for the entire period indicated, which for this fund is from May 11, 2005 to August 31, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does include dividends on short positions taken by the Fund.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher and the ending amount value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value May 11, 2005	$1,000.00	$1,000.00
Ending Account Value August 31, 2005	$1,063.00	$1,016.08
Expenses Paid During Period *	$5.73	$9.20

* Expenses are equal to the Fund's expense ratio of 1.81% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 112/365 (to reflect the period since inception). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the adviser. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 94.1%
Consumer Discretionary - 12.6%
American Eagle Outfitters, Inc.	1,692	49
American Greetings Corp. Class A	873	22
Career Education Corp. (Æ)	592	23
Cendant Corp.	2,728	55
Darden Restaurants, Inc.	1,381	43
Hilton Hotels Corp.	648	15
Marriott International, Inc. Class A (Å)	1,268	80
Michaels Stores, Inc. (Å)	2,067	75
Reader's Digest Association, Inc. (The)	2,589	42
Viacom, Inc. Class B	661	23
		427
Consumer Staples - 3.0%
Longs Drug Stores Corp.	1,220	52
Pilgrim's Pride Corp.	1,494	50
		102
Energy - 10.9%
Burlington Resources, Inc.	1,019	75
Exxon Mobil Corp. (Å)	2,100	126
Occidental Petroleum Corp.	398	33
Sunoco, Inc.	922	67
Tesoro Corp.	1,125	65
		366
Financials - 15.6%
Allstate Corp. (The)	400	23
AON Corp.	503	15
Bank of America Corp. (Å)	1,560	67
Capital One Financial Corp.	696	57
Chubb Corp. (Å)	958	83
Citigroup, Inc.	369	16
Comerica, Inc.	770	47
Metlife, Inc. (Å)	1,862	91
National City Corp.	1,420	52
Providian Financial Corp. (Æ)	2,739	51
Washington Mutual, Inc.	592	25
		527
Health Care - 11.9%
Caremark Rx, Inc. (Æ)(Å)	1,883	88
Community Health Systems, Inc. (Æ)	806	30
Express Scripts, Inc. (Æ)	408	24
Johnson & Johnson	215	14
King Pharmaceuticals, Inc. (Æ)	5,891	86
Kos Pharmaceuticals, Inc. (Æ)(Å)	946	64
Merck & Co., Inc. (Å)	2,793	79
Pfizer, Inc.	620	16
		401
Industrials - 11.6%
Alliance Data Systems Corp. (Æ)	836	35
Burlington Northern Santa Fe Corp.	509	27

	Principal Amount ($) or Shares	Market Value $
CNF, Inc.	1,049	53
Cummins, Inc.	173	15
General Electric Co.	1,478	50
Laidlaw International, Inc.	1,100	27
Lockheed Martin Corp. (Å)	1,377	86
Norfolk Southern Corp.	1,537	55
Yellow Roadway Corp. (Æ)	917	43
		391
Information Technology - 20.1%
Autodesk, Inc.	341	15
Avnet, Inc. (Æ)	597	15
Emulex Corp. (Æ)(Å)	4,192	90
Fiserv, Inc. (Æ)(Å)	1,780	80
Freescale Semiconductor, Inc. Class B (Æ)	1,040	25
Intel Corp.	1,721	44
McAfee, Inc. (Æ)(Å)	3,107	95
Microchip Technology, Inc.	1,655	51
Microsoft Corp.	871	24
Motorola, Inc.	3,462	76
Parametric Technology Corp. (Æ)	4,643	28
Sybase, Inc. (Æ)	3,000	67
Texas Instruments, Inc.	1,977	65
		675
Materials - 3.0%
Phelps Dodge Corp.	544	58
Texas Industries, Inc.	713	43
		101
Telecommunication Services - 3.6%
CenturyTel, Inc.	1,515	55
Sprint Nextel Corp.	2,595	67
		122
Utilities - 1.8%
TXU Corp.	622	60
Total Common Stocks (cost $2,908)		3,172
Short-Term Investments - 8.9%
AIM Short Term Investment Treasury Portfolio	135,431	135
Federated Investors Prime Cash Obligations Fund	164,550	165
Total Short-Term Investments (cost $300)		300
Total Investments - 103.0% (identified cost $3,208)		3,472

Directional Core Equity Fund

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Directional Core Equity Fund

Schedule of Investments, continued - August 31, 2005

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Securities Sold Short - (30.7%)
Consumer Discretionary - (9.4%)
Amazon.Com, Inc. (Æ)	(581)	(25)
AnnTaylor Stores Corp. (Æ)	(1,597)	(41)
Carmax, Inc. (Æ)	(1,350)	(43)
Lee Enterprises, Inc.	(600)	(26)
Liberty Global, Inc. Class A (Æ)	(478)	(24)
Outback Steakhouse, Inc.	(873)	(36)
PF Chang's China Bistro, Inc. (Æ)	(550)	(28)
Pier 1 Imports, Inc.	(2,870)	(36)
Sirius Satellite Radio, Inc. (Æ)	(3,650)	(25)
Wynn Resorts, Ltd. (Æ)	(714)	(34)
		(318)
Energy - (2.5%)
Cheniere Energy, Inc. (Æ)	(700)	(27)
Quicksilver Resources, Inc. (Æ)	(598)	(26)
Spinnaker Exploration Co. (Æ)	(705)	(32)
		(85)
Financials - (3.3%)
Alliance Capital Management Holding, LP	(499)	(22)
Investors Financial Services Corp.	(740)	(26)
Montpelier Re Holdings, Ltd.	(681)	(23)
NewAlliance Bancshares, Inc.	(1,661)	(24)
SLM Corp.	(344)	(17)
		(112)
Health Care - (1.4%)
Andrx Corp. (Æ)	(1,826)	(33)
ICOS Corp. (Æ)	(600)	(16)
		(49)
Industrials - (3.5%)
Briggs & Stratton Corp.	(1,086)	(40)
Florida East Coast Industries	(526)	(22)
Fluor Corp.	(366)	(23)
Knight Transportation, Inc. (Æ)	(975)	(23)
Southwest Airlines Co.	(750)	(10)
		(118)
Information Technology - (7.2%)
Convergys Corp. (Æ)	(1,039)	(15)
International Rectifier Corp. (Æ)	(511)	(24)
Jack Henry & Associates, Inc.	(2,092)	(41)
Micron Technology, Inc. (Æ)	(2,104)	(25)
National Instruments Corp.	(1,364)	(39)
Take-Two Interactive Software, Inc. (Æ)	(1,500)	(36)
TIBCO Software, Inc. (Æ)	(3,306)	(25)
Unisys Corp. (Æ)	(5,477)	(36)
		(241)

	Principal Amount ($) or Shares	Market Value $
Materials - (0.9%)
Arch Coal, Inc.	(453)	(29)
Telecommunication Services - (1.7%)
Alamosa Holdings, Inc. (Æ)	(1,766)	(31)
US Cellular Corp. (Æ)	(477)	(26)
		(57)
Utilities - (0.8%)
Reliant Energy, Inc. (Æ)	(2,039)	(26)
Total Securities Sold Short (proceeds $960)		(1,035)
Other Assets and Liabilities, Net - 27.7%		933
Net Assets - 100.0%		3,370

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued - August 31, 2005

Portfolio Summary (Unaudited)	% of Net Assets
Consumer Discretionary	12.6
Consumer Staples	3.0
Energy	10.9
Financials	15.6
Health Care	11.9
Industrials	11.6
Information Technology	20.1
Materials	3.0
Telecommunication Services	3.6
Utilities	1.8
Short-Term Investments	8.9
Total Investments	103.0
Securities Sold Short	(30.7)
Other Assets and Liabilities, Net	27.7
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments - August 31, 2005

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximate market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(Ú)  This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from amount that might ultimately be realized.

(Ø)  In default.

(Ñ)  All or a portion of the shares of this security are on loan.

(Ω)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  Held as collateral in connection with securities sold short.

 ±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

FDIC - Federal Deposit Insurance Company

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

This page has been intentionally left blank.

SSgA
Equity Funds

Statement of Assets and Liabilities - August 31, 2005

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Aggressive Equity Fund
Assets
Investments, at identified cost	$216,375	$896,821	$130,586	$96,581	$56,531
Investments, at market*	241,797	1,020,427	149,660	158,145	63,207
Cash	-	-	-	-	-
Cash (restricted)	-	-	-	-	-
Deposits with brokers for securities sold short**	-	-	-	-	-
Receivables:
Dividends and interest	517	458	257	90	108
Dividends from affiliated money market fund	-	-	5	-	-
Investments sold	11,562	5,642	-	-	-
Fund shares sold	-	159	96	108	1
From Adviser	-	-	-	25	2
Daily variation margin on futures contracts	54	313	-	-	-
Prepaid expenses	4	8	3	2	1
Total assets	253,934	1,027,007	150,021	158,370	63,319
Liabilities
Payables:
Due to Custodian	311	-	-	-	-
Investments purchased	11,287	-	-	-	-
Fund shares redeemed	56	532	56	203	210
Accrued fees to affiliates	100	714	224	137	68
Other accrued expenses	28	40	42	37	22
Dividends from securities sold short	-	-	-	-	-
Securities sold short, at market value**	-	-	-	-	-
Payable upon return of securities loaned	5,052	204,767	6,760	4,697	6,504
Total liabilities	16,834	206,053	7,082	5,074	6,804
Net Assets	$237,100	$820,954	$142,939	$153,296	$56,515
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$847	$(11)	$208	$308	$75
Accumulated net realized gain (loss)	(88,217)	26,298	(92,450)	2,101	2,495
Unrealized appreciation (depreciation) on:
Investments	25,422	123,606	19,074	61,564	6,676
Futures contracts	(90)	51	-	-	-
Securities sold short**	-	-	-	-	-
Shares of beneficial interest	25	27	7	9	10
Additional paid-in capital	299,113	670,983	216,100	89,314	47,259
Net Assets	$237,100	$820,954	$142,939	$153,296	$56,515
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$9.65	$29.86	$19.39	$17.05	$5.52
Net assets	$237,099,714	$820,472,797	$142,823,240	$153,296,269	$56,263,696
Shares outstanding ($.001 par value)	24,559,844	27,480,961	7,364,774	8,991,146	10,193,496
Net asset value per share: Class R***	$-	$29.80	$19.35	$-	$5.50
Net assets	$-	$481,499	$115,382	$-	$251,151
Shares outstanding ($.001 par value)	-	16,159	5,963	-	45,682
Amounts in thousands
* Securities on loan included in investments	$4,985	$202,816	$6,677	$4,714	$6,447
** Proceeds on securities sold short	$-	$-	$-	$-	$-

***  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

Amounts in thousands	IAM SHARES Fund	Large Cap Growth Opportunities Fund	Large Cap Value Fund	Enhanced Small Cap Fund	Directional Core Equity Fund
Assets
Investments, at identified cost	$187,810	$17,985	$14,016	$13,170	$3,208
Investments, at market*	192,894	19,436	16,028	14,095	3,472
Cash	162	-	-	-	-
Cash (restricted)	-	-	-	13	-
Deposits with brokers for securities sold short**	-	-	-	-	919
Receivables:
Dividends and interest	411	25	38	9	6
Dividends from affiliated money market fund	-	-	-	-	-
Investments sold	-	-	122	-	-
Fund shares sold	-	-	-	-	20
From Adviser	-	-	-	37	9
Daily variation margin on futures contracts	32	-	-	7	-
Prepaid expenses	2	-	-	-	10
Total assets	193,501	19,461	16,188	14,161	4,436
Liabilities
Payables:
Due to Custodian	-	-	9	-	-
Investments purchased	-	-	-	-	-
Fund shares redeemed	-	437	708	-	-
Accrued fees to affiliates	69	25	24	31	16
Other accrued expenses	34	38	21	16	14
Dividends from securities sold short	-	-	-	-	1
Securities sold short, at market value**	-	-	-	-	1,035
Payable upon return of securities loaned	7,530	-	-	-	-
Total liabilities	7,633	500	762	47	1,066
Net Assets	$185,868	$18,961	$15,426	$14,114	$3,370
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$725	$(5)	$111	$25	$5
Accumulated net realized gain (loss)	(13,577)	(929)	149	117	(5)
Unrealized appreciation (depreciation) on:
Investments	5,084	1,451	2,012	925	264
Futures contracts	38	-	-	(8)	-
Securities sold short**	-	-	-	-	(75)
Shares of beneficial interest	20	2	1	1	-
Additional paid-in capital	193,578	18,442	13,153	13,054	3,181
Net Assets	$185,868	$18,961	$15,426	$14,114	$3,370
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$9.26	$10.21	$11.40	$10.85	$10.63
Net assets	$185,867,677	$18,961,091	$15,426,163	$14,113,613	$3,369,759
Shares outstanding ($.001 par value)	20,064,200	1,856,552	1,352,871	1,300,748	317,015
Net asset value per share: Class R***	$-	$-	$-	$-	$-
Net assets	$-	$-	$-	$-	$-
Shares outstanding ($.001 par value)	-	-	-	-	-
Amounts in thousands
* Securities on loan included in investments	$7,477	$-	$-	$-	$-
** Proceeds on securities sold short	$-	$-	$-	$-	$960

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

SSgA
Equity Funds

Statement of Operations - For the Period Ended August 31, 2005

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Aggressive Equity Fund
Investment Income
Dividends	$5,184	$6,474	$4,647	$4,444	$1,205
Dividends from affiliated money market fund	-	-	40	-	-
Interest	4	24	-	-	-
Securities lending income	26	335	7	5	16
Total investment income	5,214	6,833	4,694	4,449	1,221
Expenses
Advisory fees	635	5,406	1,731	911	481
Administrative fees	110	228	103	74	50
Custodian fees	72	182	81	43	55
Distribution fees	89	158	120	246	67
Distribution fees - Class R	-	2	1	-	1
Transfer agent fees	54	113	82	65	66
Professional fees	40	65	43	39	29
Registration fees	18	22	28	19	36
Shareholder servicing fees	100	1,273	346	69	18
Trustees' fees	17	28	17	15	13
Insurance fees	4	11	4	2	1
Printing fees	17	38	30	31	18
Offering fees	-	-	-	-	-
Miscellaneous	8	20	14	4	3
Expenses before reductions	1,164	7,546	2,600	1,518	838
Expense reductions	-	(6)	(55)	(117)	(132)
Dividends from securities sold short	-	-	-	-	-
Net expenses	1,164	7,540	2,545	1,401	706
Net investment income (loss)	4,050	(707)	2,149	3,048	515
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,169	40,086	(468)	9,501	8,181
Futures contracts	219	1,924	-	-	64
Securities sold short	-	-	-	-	-
Net realized gain (loss)	5,388	42,010	(468)	9,501	8,245
Net change in unrealized appreciation (depreciation) on:
Investments	20,384	99,966	29,226	21,261	(752)
Futures contracts	(130)	(27)	-	-	(9)
Securities sold short	-	-	-	-	-
Net change in unrealized appreciation (depreciation)	20,254	99,939	29,226	21,261	(761)
Net realized and unrealized gain (loss)	25,642	141,949	28,758	30,762	7,484
Net Increase (Decrease) in Net Assets from Operations	$29,692	$141,242	$30,907	$33,810	$7,999

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands	IAM SHARES Fund	Large Cap Growth Opportunities Fund	Large Cap Value Fund	Enhanced Small Cap Fund	Directional Core Equity Fund
Investment Income
Dividends	$3,983	$318	$373	$60	$16
Dividends from affiliated money market fund	-	6	4	-	-
Interest	5	-	-	1	6
Securities lending income	9	-	-	-	-
Total investment income	3,997	324	377	61	22
Expenses
Advisory fees	449	155	128	21	12
Administrative fees	87	37	36	15	10
Custodian fees	55	20	24	42	7
Distribution fees	65	3	2	1	-
Distribution fees - Class R	-	-	-	-	-
Transfer agent fees	31	28	26	17	4
Professional fees	35	26	25	18	17
Registration fees	18	16	17	2	2
Shareholder servicing fees	46	1	-	6	-
Trustees' fees	16	12	12	5	7
Insurance fees	3	-	-	-	-
Printing fees	11	1	1	1	-
Offering fees	-	32	32	-	-
Miscellaneous	16	4	4	1	-
Expenses before reductions	832	335	307	129	59
Expense reductions	-	(108)	(119)	(93)	(44)
Dividends from securities sold short	-	-	-	-	2
Net expenses	832	227	188	36	17
Net investment income (loss)	3,165	97	189	25	5
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(338)	(737)	745	98	42
Futures contracts	257	-	-	19	-
Securities sold short	-	-	-	-	(47)
Net realized gain (loss)	(81)	(737)	745	117	(5)
Net change in unrealized appreciation (depreciation) on:
Investments	15,173	2,489	1,894	925	264
Futures contracts	127	-	-	(8)	-
Securities sold short	-	-	-	-	(75)
Net change in unrealized appreciation (depreciation)	15,300	2,489	1,894	917	189
Net realized and unrealized gain (loss)	15,219	1,752	2,639	1,034	184
Net Increase (Decrease) in Net Assets from Operations	$18,384	$1,849	$2,828	$1,059	$189

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

SSgA
Equity Funds

Statement of Changes in Net Assets - For the Periods Ended August 31,

	Disciplined Equity Fund		Small Cap Fund		Core Opportunities Fund		Tuckerman Active REIT Fund		Aggressive Equity Fund
Amounts in thousands	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,050	$3,235	$(707)	$(651)	$2,149	$976	$3,048	$2,901	$515	$424
Net realized gain (loss)	5,388	1,715	42,010	69,715	(468)	(8,086)	9,501	7,601	8,245	11,982
Net change in unrealized appreciation (depreciation)	20,254	18,909	99,939	(29,255)	29,226	18,056	21,261	17,973	(761)	(5,363)
Net increase (decrease) in net assets from operations	29,692	23,859	141,242	39,809	30,907	10,946	33,810	28,475	7,999	7,043
Distributions
From net investment income****	(3,721)	(3,152)	-	(637)	(2,057)	(1,205)	(3,037)	(2,875)	(863)	(61)
From net realized gain
Institutional Class	-	-	(29,748)	-	-	-	(6,951)	(3,351)	-	-
Class R	-			-	(1)	-	-	-	-	-
Net decrease in net assets from distributions	(3,721)	(3,152)	(29,749)	(637)	(2,057)	(1,205)	(9,988)	(6,226)	(863)	(61)
Share Transactions
Net increase (decrease) in net assets from share transactions	(40,803)	7,817	178,108	129,236	(198,169)	(74,857)	4,770	(6,109)	(16,792)	(14,413)
Total Net Increase (Decrease) in Net Assets	(14,832)	28,524	289,601	168,408	(169,319)	(65,116)	28,592	16,140	(9,656)	(7,431)
Net Assets
Beginning of period	251,932	223,408	531,353	362,945	312,258	377,374	124,704	108,564	66,171	73,602
End of period	$237,100	$251,932	$820,954	$531,353	$142,939	$312,258	$153,296	$124,704	$56,515	$66,171
Undistributed (overdistributed) net investment income included in net assets	$847	$518	$(11)	$(3)	$208	$116	$308	$297	$75	$423

*  For the period March 30, 2004 (commencement of operations) to August 31, 2004.

**  For the period March 22, 2005 (commencement of operations) to August 31, 2005.

***  For the period May 11, 2005 (commencement of operations) to August 31, 2005.

****  Includes Core Opportunities Fund and Aggressive Equity Fund Class R distributions of less than $500.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	IAM SHARES Fund		Large Cap Growth Opportunities Fund		Large Cap Value Fund		Enhanced Small Cap Fund		Directional Core Equity Fund
Amounts in thousands	2005	2004	2005	2004*	2005	2004*	2005**	2004	2005***	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,165	$2,242	$97	$(4)	$189	$53	$25	$-	$5	$-
Net realized gain (loss)	(81)	(460)	(737)	(192)	745	(596)	117	-	(5)	-
Net change in unrealized appreciation (depreciation)	15,300	13,838	2,489	(1,038)	1,894	118	917	-	189	-
Net increase (decrease) in net assets from operations	18,384	15,620	1,849	(1,234)	2,828	(425)	1,059	-	189	-
Distributions
From net investment income****	(2,862)	(2,206)	(108)	-	(131)	-	-	-	-	-
From net realized gain
Institutional Class	-	-	-	-	-	-	-	-	-	-
Class R	-	-	-	-	-	-	-	-	-	-
Net decrease in net assets from distributions	(2,862)	(2,206)	(108)	-	(131)	-	-	-	-	-
Share Transactions
Net increase (decrease) in net assets from share transactions	2,719	2,107	(1,846)	20,300	(2,999)	16,153	13,055	-	3,181	-
Total Net Increase (Decrease) in Net Assets	18,241	15,521	(105)	19,066	(302)	15,728	14,114	-	3,370	-
Net Assets
Beginning of period	167,627	152,106	19,066	-	15,728	-	-	-	-	-
End of period	$185,868	$167,627	$18,961	$19,066	$15,426	$15,728	$14,114	$-	$3,370	$-
Undistributed (overdistributed) net investment income included in net assets	$725	$422	$(5)	$(1)	$111	$53	$25	$-	$5	$-

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

SSgA
Equity Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Disciplined Equity Fund
August 31, 2005	8.73	.15	.90	1.05	(.13)	-	(.13)
August 31, 2004	7.97	.11	.76	.87	(.11)	-	(.11)
August 31, 2003	7.36	.10	.61	.71	(.10)	-	(.10)
August 31, 2002	8.83	.09	(1.48)	(1.39)	(.08)	-	(.08)
August 31, 2001	17.01	.04	(3.76)	(3.72)	(.04)	(4.42)	(4.46)
Small Cap Fund
Institutional Class
August 31, 2005	24.85	(.03)	6.34	6.31	-	(1.30)	(1.30)
August 31, 2004	22.25	(.03)	2.67	2.64	(.04)	-	(.04)
August 31, 2003	18.41	.06	3.80	3.86	(.02)	-	(.02)
August 31, 2002	19.60	- (b)	(1.17)	(1.17)	(.02)	-	(.02)
August 31, 2001	22.69	.02	(3.11)	(3.09)	-	-	-
Class R
August 31, 2005	24.86	(.15)	6.39	6.24	-	(1.30)	(1.30)
August 31, 2004 (1)	24.48	- (b)	.38	.38	-	-	-
Core Opportunities Fund
Institutional Class
August 31, 2005	17.37	.17	1.99	2.16	(.14)	-	(.14)
August 31, 2004	17.03	.05	.35	.40	(.06)	-	(.06)
August 31, 2003	15.33	.05	1.69	1.74	(.04)	-	(.04)
August 31, 2002	18.86	(.01)	(3.52)	(3.53)	-	-	-
August 31, 2001	27.21	(.01)	(7.13)	(7.14)	(.02)	(1.19)	(1.21)
Class R
August 31, 2005	17.38	.02	2.10	2.12	(.15)	-	(.15)
August 31, 2004 (1)	17.77	.02	(.41)	(.39)	-	-	-
Tuckerman Active REIT Fund
August 31, 2005	14.20	.34	3.62	3.96	(.34)	(.77)	(1.11)
August 31, 2004	11.45	.34	3.15	3.49	(.34)	(.40)	(.74)
August 31, 2003	10.61	.52	.84	1.36	(.52)	-	(.52)
August 31, 2002	10.24	.51	.36	.87	(.50)	-	(.50)
August 31, 2001	9.15	.48	1.10	1.58	(.49)	-	(.49)
Aggressive Equity Fund
Institutional Class
August 31, 2005	4.94	.04	.61	.65	(.07)	-	(.07)
August 31, 2004	4.56	.03	.35	.38	-	-	-
August 31, 2003	3.88	- (b)	.68	.68	-	-	-
August 31, 2002	4.38	(.01)	(.49)	(.50)	-	-	-
August 31, 2001	19.97	- (b)	(3.77)	(3.77)	-	(11.82)	(11.82)
Class R
August 31, 2005	4.94	-	.63	.63	(.07)	-	(.07)
August 31, 2004 (1)	4.90	.01	.03	.04	-	-	-

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Disciplined Equity Fund
August 31, 2005	9.65	12.14	237,100	.46	.46	1.60	33.64
August 31, 2004	8.73	10.93	251,932	.41	.41	1.30	35.70
August 31, 2003	7.97	9.83	223,408	.38	.56	1.39	28.15
August 31, 2002	7.36	(15.93)	271,982	.46	.96	1.01	20.50
August 31, 2001	8.83	(26.74)	283,824	.91	1.02	.35	124.98
Small Cap Fund
Institutional Class
August 31, 2005	29.86	26.06	820,473	1.05	1.05	(.10)	83.81
August 31, 2004	24.85	11.87	531,343	1.04	1.04	(.13)	122.11
August 31, 2003	22.25	21.00	362,945	1.04	1.04	.34	114.42
August 31, 2002	18.41	(5.95)	266,972	1.08	1.08	.01	80.16
August 31, 2001	19.60	(13.61)	254,450	1.07	1.07	.12	157.27
Class R
August 31, 2005	29.80	25.75	481	1.54	1.54	(.52)	83.81
August 31, 2004 (1)	24.86	1.55	10	.90	.90	(.06)	122.11
Core Opportunities Fund
Institutional Class
August 31, 2005	19.39	12.47	142,823	1.10	1.13	.93	58.97
August 31, 2004	17.37	2.32	312,248	1.06	1.06	.27	57.31
August 31, 2003	17.03	11.37	377,374	1.10	1.11	.34	40.01
August 31, 2002	15.33	(18.72)	329,920	1.10	1.20	(.06)	45.27
August 31, 2001	18.86	(27.15)	451,235	1.10	1.21	(.06)	43.87
Class R
August 31, 2005	19.35	12.21	116	1.60	1.66	.08	58.97
August 31, 2004 (1)	17.38	(2.18)	10	.91	.91	.31	57.31
Tuckerman Active REIT Fund
August 31, 2005	17.05	28.97	153,296	1.00	1.08	2.18	34.88
August 31, 2004	14.20	31.46	124,704	1.00	1.10	2.71	51.86
August 31, 2003	11.45	13.48	108,564	1.00	1.13	5.03	54.97
August 31, 2002	10.61	8.85	92,888	1.00	1.07	4.97	45.66
August 31, 2001	10.24	17.84	56,316	1.00	1.17	5.09	70.59
Aggressive Equity Fund
Institutional Class
August 31, 2005	5.52	13.16	56,264	1.10	1.31	.80	147.56
August 31, 2004	4.94	8.42	66,161	1.10	1.14	.54	185.26
August 31, 2003	4.56	17.53	73,602	1.10	1.24	.09	115.51
August 31, 2002	3.88	(11.42)	59,588	1.10	1.11	(.25)	251.64
August 31, 2001	4.38	(33.17)	53,082	1.10	2.48	(.57)	262.01
Class R
August 31, 2005	5.50	12.70	251	1.60	1.92	(.07)	147.56
August 31, 2004 (1)	4.94	1.02	10	1.02	1.17	.42	185.26

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Equity Funds

Financial Highlights, continued - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
IAM SHARES Fund
August 31, 2005	8.48	.16		.76	.92	(.14)	-	(.14)
August 31, 2004	7.80	.11		.68	.79	(.11)	-	(.11)
August 31, 2003	7.11	.10		.69	.79	(.10)	-	(.10)
August 31, 2002	8.85	.08		(1.74)	(1.66)	(.08)	-	(.08)
August 31, 2001	11.55	.08		(2.67)	(2.59)	(.09)	(.02)	(.11)
Large Cap Growth Opportunities Fund
August 31, 2005	9.37	.05		.84	.89	(.05)	-	(.05)
August 31, 2004 (2)	10.00	-	(b)	(.63)	(.63)	-	-	-
Large Cap Value Fund
August 31, 2005	9.73	.12		1.63	1.75	(.08)	-	(.08)
August 31, 2004 (2)	10.00	.03		(.30)	(.27)	-	-	-
Enhanced Small Cap Fund
August 31, 2005 (3)	10.00	.02		.83	.85	-	-	-
Directional Core Equity Fund
August 31, 2005 (4)	10.00	.02		.61	.63	-	-	-

(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(2) For the period March 30, 2004 (commencement of operations) to August 31, 2004.
(3) For the period March 22, 2005 (commencement of operations) to August 31, 2005.
(4) For the period May 11, 2005 (commencement of operations) to August 31, 2005.
(a) Average month-end shares outstanding were used for this calculation.
(b) Less than $0.005 per share
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
IAM SHARES Fund
August 31, 2005	9.26	10.95	185,868	.46	.46	1.76	13.19
August 31, 2004	8.48	10.18	167,627	.44	.44	1.35	3.44
August 31, 2003	7.80	11.26	152,106	.42	.42	1.46	4.95
August 31, 2002	7.11	(18.94)	139,762	.52	.52	.97	9.44
August 31, 2001	8.85	(22.56)	176,598	.58	.59	.79	4.23
Large Cap Growth Opportunities Fund
August 31, 2005	10.21	9.51	18,961	1.10	1.63	.47	77.33
August 31, 2004 (2)	9.37	(6.30)	19,066	1.10	2.24	(.05)	142.06
Large Cap Value Fund
August 31, 2005	11.40	18.05	15,426	1.10	1.80	1.11	85.83
August 31, 2004 (2)	9.73	(2.70)	15,728	1.10	2.62	.82	143.07
Enhanced Small Cap Fund
August 31, 2005 (3)	10.85	8.50	14,114	.75	2.73	.54	23.80
Directional Core Equity Fund
August 31, 2005 (4)	10.63	6.30	3,370	1.81	6.14	.48	95.09

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA

Equity Funds

Notes to Financial Statements - August 31, 2005

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of August 31, 2005. These financial statements report on 10 Funds, the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity Fund, SSgA IAM SHARES Fund, SSgA Large Cap Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, and the SSgA Directional Core Equity Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. On July 31, 2003, the Class R prospectus for the Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund became effective. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price. Investments in other mutual funds are valued at the net asset value per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Board approved Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1)  market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2)  trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3)  where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4)  a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5)  the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Trust's calculation of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued - August 31, 2005

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, and interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2005 the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
	08/31/2009	08/31/2010	08/31/2011	08/31/2012	08/31/2013	Totals
Disciplined Equity	$-	$47,985,715	$18,406,161	$19,079,919	$-	$85,471,795
Core Opportunities	1,780,728	17,592,473	46,439,764	19,132,187	6,690,205	91,635,357
IAM SHARES	1,128,508	1,240,367	8,639,128	1,396,174	859,207	13,263,384
Large Cap Growth Opportunities	-	-	-	-	340,199	340,199

At August 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Cost of Investments for Tax Purposes	$219,209,846	$897,313,647	$131,401,716	$97,068,118	$56,533,336	$188,085,583	$18,015,025	$14,031,731	$13,170,242	$3,208,228
Gross Tax Unrealized Appreciation	36,975,837	157,600,422	20,024,632	61,077,380	7,727,069	31,107,658	2,018,905	2,380,084	1,412,384	451,066
Gross Tax Unrealized Depreciation	(14,388,218)	(34,486,828)	(1,765,868)	-	(1,053,232)	(26,299,367)	(597,854)	(384,200)	(488,087)	(187,310)
Net Tax Unrealized Appreciation (Depreciation)	$22,587,619	$123,113,594	$18,258,764	$61,077,380	$6,673,837	$4,808,291	$1,421,051	$1,995,884	$924,297	$263,756
Undistributed Ordinary Income	$855,112	$3,217,546	$215,516	$314,168	$82,264	$733,810	$-	$116,203	$129,623	$5,595
Undistributed Long-Term Gains (Capital Loss Carryforward)	$(85,471,795)	$23,625,349	$(91,635,357)	$2,650,357	$2,497,454	$(13,263,384)	$(340,199)	$164,818	$6,754	$-

Tax Composition of Distributions

Ordinary Income	$3,720,617	$3,704,590	$2,057,481	$4,128,533	$862,733	$2,862,267	$107,753	$130,894	$-	$-
Long-term Capital Gains	$-	$26,044,021	$-	$5,859,832	$-	$-	$-	$-	$-	$-

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued - August 31, 2005

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2004 to August 31, 2005, and treat it as arising in the fiscal year 2006 as follows:

Large Cap Growth Opportunities	$559,071
Directional Core Equity	4,541

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Disciplined Equity	Quarterly
Small Cap	Annually
Core Opportunities	Quarterly
Tuckerman Active REIT	Monthly
Aggressive Equity	Annually
IAM SHARES	Quarterly
Large Cap Value	Annually
Large Cap Growth Opportunities	Annually
Enhanced Small Cap	Annually
Directional Core Equity	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes ("GAAP"). These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid in capital.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund offer Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of the Directional Core Equity Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the Fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended August 31, 2005, the Directional Core Equity Fund did not receive any redemption fees.

Deferred Offering Costs

The Large Cap Growth Opportunities Fund and the Large Cap Value Fund incurred expenses in connection with their initial offering. These costs were deferred and were amortized over 12 months on straight-line basis.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued - August 31, 2005

exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by each Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, each Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Short Sales

The SSgA Directional Core Equity Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

3.  Investment Transactions

Securities

For the year ended August 31, 2005, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

Funds	Purchases	Sales	Funds	Purchases	Sales
Disciplined Equity	$83,849,433	$127,805,184	Large Cap Growth Opportunities	$15,674,844	$16,730,033
Small Cap	724,504,553	581,285,126	Large Cap Value	14,457,474	16,615,380
Core Opportunities	136,498,052	333,566,060	Enhanced Small Cap	15,194,734	2,439,632
Tuckerman Active REIT	49,892,067	47,895,168	Directional Core Equity	3,960,249	2,007,885
Agressive Equity	93,250,279	109,832,420
IAM SHARES	26,622,025	23,113,247

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral is invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Lending Portfolio, an affiliated money market fund.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued - August 31, 2005

equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of August 31, 2005, the value of outstanding securities on loan and the value of collateral is as follows:

Funds	Value of Securities on Loan	Value of Cash Collateral	Funds	Value of Securities on Loan	Value of Cash Collateral
Disciplined Equity	$4,984,522	$5,051,973	Aggressive Equity	$6,447,357	$6,503,794
Small Cap	202,815,813	204,766,726	IAM SHARES	7,477,475	7,530,011
Core Opportunities	6,677,399	6,760,125
Tuckerman Active REIT	4,714,227	4,696,770

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company.

The Tuckerman Group, LLC serves as the investment sub-adviser (the "Sub-Adviser") for the Tuckerman Active REIT Fund. The Adviser provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Adviser. The Adviser, Sub-Adviser and other advisory affiliates of State Street make up State Street Global Advisers, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with their investment objectives, policies, and limitations.

For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%	Funds	%
Disciplined Equity	0.25	IAM SHARES	0.25
Small Cap	0.75	Large Cap Growth Opportunities	0.75
Core Opportunities	0.75	Large Cap Value	0.75
Tuckerman Active REIT	0.65	Enhanced Small Cap	0.45
Aggressive Equity	0.75	Directional Core Equity	1.25

If the total expenses of both the Institutional Class and Class R are above their respective caps, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser has contractually agreed to reimburse the Core Opportunities Fund Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the year ended August 31, 2005 was $55,311 for the Institutional Class and $18 for Class R.

The Adviser has contractually agreed to reimburse the Tuckerman Active REIT Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the year ended August 31, 2005 was $116,878.

The Adviser has contractually agreed to reimburse the Aggressive Equity Fund Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2005

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued - August 31, 2005

(exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the year ended August 31, 2005 was $131,497 for the Institutional Class and $264 for Class R.

The Adviser has contractually agreed to reimburse the IAM SHARES Fund for all expenses in excess of .65% of its average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). No reimbursement was made for the year ended August 31, 2005.

The Adviser has contractually agreed to reimburse the Large Cap Growth Opportunities Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the year ended August 31, 2005 was $108,213 .

The Adviser has contractually agreed to reimburse the Large Cap Value Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the year ended August 31, 2005 was $118,546.

The Adviser has contractually agreed to reimburse the Enhanced Small Cap Fund for all expenses in excess of .75% of its average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the year ended August 31, 2005 was $93,070.

The Adviser has contractually agreed to reimburse the Directional Core Equity Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2005 (exclusive of non-recurring account fees, extraordinary expenses and dividends from securities sold short). The total amount of reimbursement for the year ended August 31, 2005 was $44,254.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2005, $1,248,212 of the Prime Money Market Fund's net assets represents investments by these Funds, and $33,563,375 represents the investments of other affiliated Funds not presented herein.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS serves as sub-transfer agent.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following under these arrangements:

	Amount Paid		Amount Paid
Disciplined Equity	$227	IAM SHARES	$141
Small Cap	6,062	Large Cap Growth Opportunities	3
Core Opportunities	95	Large Cap Value	51
Tuckerman Active REIT	336	Enhanced Small Cap	160
Aggressive Equity	28

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued - August 31, 2005

Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis.

The annual fee is based on the following percentages of the average daily net assets of all ten of the Investment Company's U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the year ended August 31, 2005, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Global Markets	CitiStreet
Disciplined Equity	$63,457	$1,102	$21,806
Small Cap	180,141	2,521	1,069,112
Core Opportunities	57,691	9,415	175,479
Tuckerman Active REIT	35,025	1,890	1,365
Aggressive Equity	16,022	523	-
IAM SHARES	44,931	-	1,049
Large Cap Growth Opportunities	5,148	-	-
Large Cap Value	4,251	-	-
Enhanced Small Cap	1,176	-	-
Directional Core Equity	244	-	-

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2005.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued - August 31, 2005

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. Under the R Plan each fund pays the Distributor a fee not to exceed 0.70% of the fund's average net asset value per year, for distribution, shareholder and administrative services provided to the fund by the Distributor and Financial Intermediaries. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a fund are not permitted by the R Plan to exceed .65% of the fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a fund are not permitted by the R Plan to exceed 0.05% of the fund's average daily net asset value per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of August 31, 2005.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the year ended August 31, 2005, the Small Cap Fund paid $158, the Core Opportunities Fund paid $37 and the Aggressive Equity Fund paid $64.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2005 were as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES	Large Cap Growth Opportunities
Advisory fees	$50,604	$517,868	$147,369	$85,904	$36,334	$39,575	$12,734
Administration fees	9,352	31,684	6,520	6,769	3,807	7,605	3,096
Custodian fees	5,464	13,221	7,106	2,827	4,592	2,563	950
Distribution fees	14,122	24,668	19,622	26,450	8,850	7,790	784
Shareholder servicing fees	7,995	104,508	23,869	4,179	1,413	4,040	678
Transfer agent fees	9,598	18,719	16,887	8,777	10,559	5,462	4,712
Trustees' fees	2,620	3,561	2,673	2,319	2,177	2,424	2,070
	$99,755	$714,229	$224,046	$137,225	$67,732	$69,459	$25,024
	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Advisory fees	$11,361	$5,415	$3,513
Administration fees	3,019	2,855	3,570
Custodian fees	1,658	10,385	1,285
Distribution fees	636	504	3
Shareholder servicing fees	468	1,748	70
Transfer agent fees	5,068	7,837	2,192
Trustees' fees	1,775	2,039	5,462
	$23,985	$30,783	$16,095

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued - August 31, 2005

Beneficial Interest

As of August 31, 2005, the following table includes shareholders (twelve of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Small Cap	1	83.4
Core Opportunities	2	48.5
Tuckerman Active REIT	3	63.0
Aggressive Equity	3	80.1
IAM SHARES	1	87.5
Large Cap Growth Opportunities	3	98.4
Large Cap Value	3	99.6
Enhanced Small Cap	2	53.3
Directional Core Equity	1	95.2

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended August 31,
	Shares		Dollars
Disciplined Equity	2005	2004	2005	2004
Proceeds from shares sold	3,009	9,388	$27,945	$80,139
Proceeds from reinvestment of distributions	62	60	576	520
Payments for shares redeemed	(7,380)	(8,617)	(69,324)	(72,842)
Total net increase (decrease)	(4,309)	831	$(40,803)	$7,817
Small Cap
Institutional Class
Proceeds from shares sold	11,654	11,901	$330,000	$296,355
Proceeds from reinvestment of distributions	1,101	23	29,562	521
Payments for shares redeemed	(6,659)	(6,853)	(181,887)	(167,650)
	6,096	5,071	177,675	129,226
Class R
Proceeds from shares sold	20	-	$557	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	(4)	-	(124)	-
	16	-	433	10
Total net increase (decrease)	6,112	5,071	$178,108	$129,236

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued - August 31, 2005

5.  Fund Share Transactions, continued

	(amounts in thousands) For the Periods Ended August 31,
	Shares		Dollars
Core Opportunities	2005	2004	2005	2004
Institutional Class
Proceeds from shares sold	2,122	4,159	$39,170	$74,476
Proceeds from reinvestment of distributions	100	60	1,863	1,064
Payments for shares redeemed	(12,834)	(8,399)	(239,302)	(150,407)
	(10,612)	(4,180)	(198,269)	(74,867)
Class R
Proceeds from shares sold	5	1	$100	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
	5	1	100	10
Total net increase (decrease)	(10,607)	(4,179)	$(198,169)	$(74,857)
Tuckerman Active REIT
Proceeds from shares sold	4,902	4,865	$75,841	$62,219
Proceeds from reinvestment of distributions	554	367	8,484	4,600
Payments for shares redeemed	(5,248)	(5,931)	(79,555)	(72,928)
Total net increase (decrease)	208	(699)	$4,770	$(6,109)
Aggressive Equity
Institutional Class
Proceeds from shares sold	1,362	6,428	$7,103	$32,151
Proceeds from reinvestment of distributions	164	13	857	61
Payments for shares redeemed	(4,716)	(9,181)	(24,988)	(46,635)
	(3,190)	(2,740)	(17,028)	(14,423)
Class R
Proceeds from shares sold	45	2	$240	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	(1)	-	(4)	-
	44	2	236	10
Total net increase (decrease)	(3,146)	(2,738)	$(16,792)	$(14,413)
IAM SHARES
Proceeds from shares sold	19	19	$179	$164
Proceeds from reinvestment of distributions	295	244	2,660	2,048
Payments for shares redeemed	(13)	(12)	(120)	(105)
Total net increase (decrease)	301	251	$2,719	$2,107

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued - August 31, 2005

5.  Fund Share Transactions, continued

	(amounts in thousands) For the Periods Ended August 31,
	Shares		Dollars
Large Cap Growth Opportunities	2005	2004	2005	2004
Proceeds from shares sold	180	2,037	$1,725	$20,310
Proceeds from reinvestment of distributions	11	-	107	-
Payments for shares redeemed	(370)	(1)	(3,678)	(10)
Total net increase (decrease)	(179)	2,036	$(1,846)	$20,300
Large Cap Value
Proceeds from shares sold	93	1,618	$940	$16,168
Proceeds from reinvestment of distributions	13	-	131	-
Payments for shares redeemed	(369)	(2)	(4,070)	(15)
Total net increase (decrease)	(263)	1,616	$(2,999)	$16,153
Enhanced Small Cap
Proceeds from shares sold	1,330	-	$13,362	$-
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	(29)	-	(307)	-
Total net increase (decrease)	1,301	-	$13,055	$-
Directional Core Equity
Proceeds from shares sold	317	-	$3,181	$-
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
Total net increase (decrease)	317	-	$3,181	$-

6.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. Miscellaneous expense on the Statement of Operations of the Disciplined Equity Fund, Small Cap Fund and Core Opportunities Fund includes $1,267, $2,308 and $5,376, respectively, paid under the Interfund Lending Program for the year ended August 31, 2005.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued - August 31, 2005

7.  Dividends

On September 1, 2005, the Funds declared the following dividends from net investment income payable on September 8, 2005 to shareholders on record September 2, 2005:

Funds	Net Investment Income
Disciplined Equity	$0.0346
Core Opportunities	0.0293
Tuckerman Active REIT	0.0469
IAM SHARES	0.0363

On October 3, 2005, the Funds declared the following dividends from net investment income payable October 7, 2005 to shareholders on record October 4 2005:

Fund	Net Investment Income
Tuckerman Active REIT	$0.0404

8.  Change of Independent Registered Public Accounting Firm

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees determined not to retain PricewaterhouseCoopers LLP ("PwC") as the Funds' Independent Auditor, and voted to appoint Deloitte & Touche LLP as the Funds' Independent Auditor for the fiscal year ended August 31, 2005 effective November 16, 2004. During the two most recent fiscal years and through November 30, 2004, the date the Board of Trustees notified PwC of their decision to not retain them as the Funds' auditor, PwC's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PwC on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports.

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity Fund, SSgA IAM Shares Fund, SSgA Large Cap Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund and SSgA Directional Core Equity Fund (the "Funds") (ten of the funds comprising the SSgA Funds) as of August 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended August 31, 2004 and the financial highlights for each of the four years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the year ended August 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2005

Report of Independent Registered Public Accounting Firm

SSgA
Equity Funds

Tax Information - August 31, 2005 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2005 as follows:

Small Cap	$26,044,021
Tuckerman Active REIT	5,859,832

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Disciplined Equity	100.0%
Small Cap Equity	51.2%
Core Opportunities	100.0%
Tuckerman Active REIT	0.0%
Aggressive Equity	100.0%
IAM Shares	100.0%
Large Cap Value	100.0%
Large Cap Growth Opportunities	100.0%
Directional Core Equity	100.0%
Enhanced Small Cap	100.0%

For the tax year ended August 31, 2005, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005.

Please consult a tax adviser for questions about federal or state income laws.

Tax Information

SSgA
Equity Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 5, 2005, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. However, the Trustees determined that the subject of economies of scale would be analyzed in greater detail in connection with their consideration of the advisory contract next year.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

SSgA
Equity Funds

Shareholder Requests for Additional Information - August 31, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers -
August 31, 2005 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Lynn L. Anderson, Age 66 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Trust Company; • Chief Executive Officer, Russell Fund Distributors.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies).
					• Director, Frank Russell Asset Management (Cayman) II and Frank Russell Asset Management (Cayman) III

INDEPENDENT TRUSTEES

William L. Marshall Age 63 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 49 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 57 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Chairman, Governance and Nominating Committee Member, Valuation Committe Member, Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 60 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/ Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 62 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance and Nominating Committee Chairman, Valuation Committee Member, Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 58 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance and Nominating Committee Member, Valuation Committee Chairman, Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

J. David Griswold Age 48 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company (institutional financial consultant);
• Assistant Secretary and Associate General Counsel, Director – Global Regulatory Policy, Frank Russell Investment Management Company (investment management);
• Director – Global Regulatory Policy, Russell Real Estate Advisors, Inc. (investment management);
• Assistant Secretary and Associate General Counsel, Frank Russell Capital Inc. (investment adviser of private equity funds), and Frank Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc. (institutional brokerage firm); and
• Director, Frank Russell Canada Limited/Limitee (institutional financial consultant); Total Risk Management Pty Limited (Approved Trustee for superannuation fund outsourcing clients); and Frank Russell Company, Ltd. (asset management consulting in Japan)
• Chief Compliance Officer, Frank Russell Company

James Ross Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002 Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 41 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.
• Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini Age 62 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Mark E. Swanson, Treasurer and Principal Accounting Officer

James Ross, Vice President and Principal Executive Officer

J. David Griswold, Vice President and Secretary

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

DEAR-08/05 (45326)

Item 2. Code of Ethics. [Annual Report Only]

(a)          As of the end of the period covered by the report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (“Code”).

(b)         That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:

1)              honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2)              full, fair, accurate, timely and understandable disclosure in reports and documents that a Registrant files with, or submits to, the Securities Exchange Commission (“SEC”) and in other public communications made by a Registrant;

3)              compliance with applicable laws and governmental rules and regulations;

4)              the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and

5)              accountability for adherence to the Code.

(c)          As of the end of the period covered by the report, there have been no amendments to the Code that applies to the Registrant’s principal executive officer and principal financial officer other than to indicate a change to the name of the Registrant’s Principal Executive Officer.

(d)         As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the Registrant’s principal executive officer and principal financial officer.

(e)          Not applicable.

(f)            The Registrant has filed with the Commission, pursuant to Item 12(a), a copy of the Code that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Registrant’s board of trustees has determined at a meeting held on July 14, 2003 that the Registrant has at least one audit committee financial expert serving on its audit committee. Henry W. Todd and Richard D. Shirk were determined to be the Audit Committee Financial Experts and each is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form
N-CSR.  Mr. Todd’s relevant experience includes his positions as Chairman, President and CEO, A.M. Todd Group,

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Inc. (flavorings manufacturer); and President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavoring).  Mr. Shirk’s relevant experience includes his positions as Chairman, Cerulean Companies, Inc. (holding company) (Retired), President and Chief Executive Officer, Cerulean Companies, Inc. (holding company) (Retired); and President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (trade association for independent Blue Cross and Blue Shield health care plans (Retired).  The board of trustees of the Registrant reconfirmed the designation of Messrs. Todd and Shirk as audit committee financial experts at its meeting on July 12, 2004, and most recently at its meeting on July 11, 2005.

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

On November 30, 2004, the Registrant engaged Deloitte & Touche LLP as the Registrant’s principal accountant as of November 16, 2004, replacing PricewaterhouseCoopers (“PwC”).  Consequently, with respect to the fees set forth below, the 2004 amounts represent aggregate fees billed by PwC, and the 2005 amounts represent aggregate fees billed by Deloitte & Touche LLP.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2004	$523,950
2005	$526,300

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2004	$40,000	Performance of agreed-upon procedures with respect to 02/29/04 semi-annual reports
2005	$45,000	Performance of agreed-upon procedures with respect to 02/28/05 semi-annual reports

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

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	Fees	Nature of Services

2004	$72,500	Tax services
2005	$121,000	Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2004	$6,000	Review of workpapers regarding transition to Deloitte & Touche, LLP

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

For the period ending August 31, 2005

Deloitte & Touch LLP

SSgA Funds

Audit and Non-Audit Services Pre-Approval Policy

Adopted: July 14, 2003

Updated as of January 18, 2005
For the period ending August 31, 2005

I.                                         Statement of Purpose.

This Policy is designed to apply to any and all engagements by the SSgA Funds (“Funds”) of the firm that is the independent auditor to the Funds for audit, non-audit, tax or other services to the Funds. In addition, this Policy is designed to apply to any engagements by the advisor to the Funds or to any affiliate of the advisor to the Funds of the firm that is the independent auditor to the Funds for audit, non-audit, tax or other services that affect the operations of the Funds.  Except as specifically set forth herein, this Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the independent auditor to the Funds. This Policy does not apply to the engagement of a firm of certified public accountants by the advisor to the Funds or to any affiliate of the advisor to the Funds.

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II.                                     Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the audit committee of the SSgA Funds (“Audit Committee”) is charged with responsibility to oversee the work of the firms that provide independent auditing services to the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds to assure that the independence of the auditor is not in any way compromised or impaired.  In determining whether an auditor is independent, there are three guiding principles under the Act that must be considered.  In general, the independence of the auditor would be deemed impaired if the auditor provides a service whereby it:

•                  Functions in the role of management of the Funds, the advisor of the Funds or any other affiliate(1)* of the Funds;

•                  Is in the position of auditing its own work; or

•                  Serves in an advocacy role for the Funds, the advisor of the Funds or any other affiliate of the Funds.

Accordingly, it is the policy of the Funds that the independent auditor for the Funds must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of its independent auditor, whether for audit, audit-related, tax, or other non-audit services.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two separate approaches to the pre-approval of services by the Audit Committee.  The proposed services may either receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the Funds, together with a budget of expected costs for those services (“general pre-approval”) or specific pre-approval by the Audit Committee of all services provided to the Funds on a case-by-case basis (“specific pre-approval”). The appendices to this Policy list the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee.  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee, before any such services can be provided by the independent auditor.  Any proposed service that exceeds the pre-approved budget for those services will also require specific pre-approval by the Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services based on historical patterns of the Funds, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees

(1) For purposes of this Policy, if the engagement of the independent auditor relates directly to the operations and financial reporting of the Funds, an affiliate of the Funds is defined as the Funds’ principal investment advisor (but not a sub-advisor whose role is primarily portfolio management and whose activities are overseen by the principal investment advisor), and any entity controlling, controlled by, or under common control with the principal investment advisor that provides regular and ongoing services to the Funds.

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paid for audit services for the Funds does not in any way compromise or impair the independence of the auditor.  The Audit Committee will update the list of general pre-approved services, including the pre-approved budget for those services at least annually and more frequently if deemed appropriate.

III.                                 Delegation

As provided in the Act and in the SEC’s rules, the Audit Committee may delegate either general or specific pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Audit Committee has delegated general pre-approval authority to the Chairman and Alternate Chairman of the Audit Committee.

IV.                                Audit Services

The annual engagement terms and fees for the Funds independent auditor will be subject to the specific pre-approval of the Audit Committee. The audit services to be provided by that engagement include the annual financial statement audit and other procedures required by the independent auditor to be performed in order to be able to form an opinion on the financial statements for each of the Funds for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit or any quarterly reviews that may be required. Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.

In addition to the pre-approval by the Audit Committee of the engagement of the independent auditor to perform annual audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These may include services associated with statements, reports and other documents filed by the Funds with the SEC or the securities, banking or other financial services authorities with jurisdiction over the operations of the Funds.

The Audit Committee has pre-approved the audit services set forth in Schedule A. All other audit services not listed in Schedule A must be specifically pre-approved by the Audit Committee.

V.                                    Audit-Related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for certain of the Funds that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and

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is consistent with the SEC’s rules on auditor independence, the Audit Committee has pre-approved the audit-related services set forth in Schedule B.  All other audit-related services not listed in Schedule B must be specifically pre-approved by the Audit Committee.

VI.                                Tax Services

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence.  In addition, the Audit Committee should also scrutinize carefully the retention of an independent auditor in a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved the tax services set forth in Schedule C.  All other tax services not listed in Schedule C must be specifically pre-approved by the Audit Committee.

VII.                            All Other Services

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, provided that the Audit Committee reasonably believes that the provision of those services would not impair or compromise the independence of the auditor and the services are consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedules D and D-1.  Those permissible all other services not listed in Schedules D and D-1 must be specifically pre-approved by the Audit Committee.  The Audit Committee determined that any member of the Audit Committee may approve expenditures of not more than $25,000 for permissible non-audit services not already itemized in Schedules D and D-1.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Schedule E. The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any of the listed exceptions. Under no circumstance may an executive, manager or associate of the Funds, or of any advisor to the Funds, authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.                        Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the

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Clearance Committee(2) (comprised of Mark Swanson, Jim Ross and Deedra Walkey) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit Committee will be informed periodically by the Clearance Committee of any such services rendered by the independent auditor.  In the event the Clearance Committee determines that a service is not included in the group of pre-approved services, the Clearance Committee shall treat this as a request to provide services requiring pre-approval.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted first to the Clearance Committee.  After review by the Clearance Committee, the request or application will be submitted by both the independent auditor and the Clearance Committee to the Audit Committee, and must be accompanied by a statement from each as to whether, in their view, the request or application is consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

The Audit Committee has delegated to the Clearance Committee the responsibility to monitor the performance of all services to be provided by the independent auditor and to determine whether such services are in compliance with this Policy.  The Clearance Committee will report to the Audit Committee on a periodic basis on the results of its monitoring activities. The Clearance Committee will report immediately to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Clearance Committee.

IX.                                Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the internal auditor’s continuing independence from affiliates of the Funds, including State Street Holding Corporation (“State Street”).  Such efforts will include, but not be limited to, reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and State Street and its subsidiaries and affiliates, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

(2) The Clearance Committee may act together or individually in the event one or two of the members is unavailable should consultation be necessary.

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SCHEDULES TO AUDIT AND NON-AUDIT SERVICE PRE-APPROVAL POLICY

Updated as of January 18, 2005

Schedule A

Pre-Approved Audit Services for 2005

For the Fiscal Year Ending August 31, 2005

Service	Range of Fees

Annual audit of the financial statements for the SSgA Funds (26 funds)	Up to $540,000 (D&T quote is $509,300)

Audits of new Funds launched during the period covered by the audit.	Up to $30,000 for each individual fund

Other audit and special reports which include, but are not limited to:

•                  Accounting and regulatory consultations and tax services required to perform an audit of the Funds in accordance with Generally Accepted Auditing Standards

•                  All services relating to filings with the SEC under the 1933, 1934 or 1940 Acts, including the issuance of auditor’s consents

Up to $25,000 for each individual fund or project. The aggregate amount of any projects authorized by the Treasurer may not exceed $50,000 without receiving specific approval from the audit committee.

Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940	Up to $80,000 D&T quote is $68,300

Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940 of new Funds launched during the period covered by the audit.	Up to $5,000 for each individual fund

Combined Pre-Approved Audit Services shall not exceed:	$725,000

Schedule B

Pre-Approved Audit-Related Services for 2005

For the Fiscal Year Ending August 31, 2005

Service	Range of Fees

Performance of agreed-upon procedures for semi-annual reports to shareholders	Up to $45,000 D&T quoted $40,000

Consultations with the advisor or administrator or individual funds regarding accounting, operational or regulatory implications of proposed or actual holdings, transactions, strategies or accounting pronouncements affecting existing or proposed funds.

Up to $25,000 for each individual project with an aggregate limit of $50,000 to be reviewed quarterly by the audit committee.

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Other audits, limited reviews, or services related to operations of the funds where the services are provided in accordance with Auditing or Attestation Standards.	Up to $25,000 for each individual project with an aggregate limit of $50,000 to be reviewed quarterly by the audit committee.

Schedule C

Pre-Approved Tax Services for 2005

For the Fiscal Year Ending August 31, 2005

Service	Range of Fees

Review (from the books and records of the Funds) and sign as preparer the U.S. Income Tax Return for Regulated Investment Companies, Form
1120-RIC for the Funds’ tax years ending August 31, 2005. (26 funds)

Review (from the books and records of the Funds) the calculations of net income, gains and required distributions for the excise year ending December 31, 2005, as prepared by the Funds’ management for final review and approval by management.

Review the Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613, for the Funds for the excise year ending December 31, 2005.

Up to $150,000. D&T quoted $126,800.

The independent auditor will also provide tax services necessary to respond to matters presented by the Funds’ management on behalf of the Funds, or to matters the independent auditor brings to the attention of the Funds’ management and for which the Funds’ management agrees that the independent auditor should provide assistance to the Funds. These services would include research, discussions, preparation of memoranda, correspondence with taxing authorities and attendance at meetings relating to such matters, as reasonably determined by the Funds’ management to be necessary. The services would also include tax consultation with the Funds’ principal investment advisor related to the operations and investments of existing or proposed Funds. These services may include:

•                  Services with respect to the Funds’ compliance with the asset diversification and gross income tests so as to assure qualification as a regulated investment company

Up to $25,000 for each individual project, and up to an aggregate of $50,000 for all such projects to be reviewed by the audit committee on a quarterly basis.

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under the tax laws (e.g. valuation of derivatives and the identification of issuers).

•                  Services related to determining the Funds’ distributable income and gains (e.g. tax elections, defaulted bonds, redemptions in-kind and contributions in-kind).

•                  Services related to shareholder tax issues (e.g. information reporting, shareholder subscriptions and redemptions).

•                  Services related to state and foreign tax issues (e.g. capital gains tax in foreign countries).

•                  Services related to investments in securities and derivatives (e.g. new security types, corporate actions).

•                  Services related to proposed or actual financial transactions (e.g. start-up of new fund or portfolio, mergers or liquidations).

•                  Review and provide consultation on the preparation of Fiscal to Excise Reconciliation Calculations.

Tax Services for new Funds launched during the period covered by the audit.	Up to $30,000 for each individual fund

Schedule D

Pre-Approved All Other Services Engaged by and Paid for by the SSgA Funds

For the Fiscal Year Ending August 31, 2005

Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act.	Up to $25,000. PwC was engaged to perform audit for 2005.

Total amount for Pre-Approved all other Services not to exceed:	$200,000

Schedule D-1

Pre-Approved All Other Services Affecting the Funds Engaged by and Paid for by
the investment advisor and or affiliate of the investment advisor

For the Fiscal Year Ending August 31, 2005

TBD	N/A
TBD	N/A

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Schedule E

Prohibited Non-Audit Services

April 5, 2004

•                  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

•                  Financial information system design and implementation

•                  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•                  Actuarial services

•                  Internal audit outsourcing services

•                  Management functions

•                  Human resources services

•                  Broker-dealer, investment advisor or investment banking services

•                  Legal services

•                  Expert services unrelated to the audit

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For the period ending August 31, 2004

PricewaterhouseCoopers LLP

SSgA Funds

Audit and Non-Audit Services Pre-Approval Policy

Adopted: July 14, 2003

Updated as of April 5, 2004
With Schedules through October 12, 2004

For the period ending August 31, 2004

I.                                         Statement of Purpose.

This Policy is designed to apply to any and all engagements by SSgA Funds (“Funds”) of the firm that is the independent auditor to the Funds for audit, non-audit, tax or other services to the Funds. In addition, this Policy is designed to apply to any all engagements by the advisor to the Funds or to any affiliate of the advisor to the Funds of the firm that is the independent auditor to the Funds for audit, no-audit, tax or other services that affect the operations of the Funds.  Except as specifically set forth herein, this Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the independent auditor to the Funds. This Policy does not apply to the engagement of a firm of certified public accountants by the advisor to the Funds or to any affiliate of the advisor to the Funds.

II.                                     Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the audit committee of the SSgA Funds (“Audit Committee”) is charged with responsibility to oversee the work of the firms that provide independent auditing services to the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds to assure that the independence of the auditor is not in any way compromised or impaired.  In determining whether an auditor is independent, there are three guiding principles under the Act that must be considered.  In general, the independence of the auditor would be deemed impaired if the auditor provides a service whereby it:

•                  Functions in the role of management of the Funds, the advisor of the Funds or any other affiliate(1)* of the Funds;

(1) For purposes of this Policy, if the engagement of the independent auditor relates directly to the operations and financial reporting of the Funds, an affiliate of the Funds is defined as the Funds’ principal investment

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•                  Is in the position of auditing its own work; or

•                  Serves in an advocacy role for the Funds, the advisor of the Funds or any other affiliate of the Funds.

Accordingly, it is the policy of the Funds that the independent auditor for the Funds must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of its independent auditor, whether for audit, audit-related, tax, or other non-audit services.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two separate approaches to the pre-approval of services by the Audit Committee.  The proposed services may either receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the Funds, together with a budget of expected costs for those services (“general pre-approval”) or specific pre-approval by the Audit Committee of all services provided to the Funds on a case-by-case basis (“specific pre-approval”). The appendices to this Policy list the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee.  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee, before any such services can be provided by the independent auditor.  Any proposed service that exceeds the pre-approved budget for those services will also require specific pre-approval by the Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services based on historical patterns of the Funds, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services for the Funds does not in any way compromise or impair the independence of the auditor.  The Audit Committee will update the list of general pre-approved services, including the pre-approved budget for those services at least annually and more frequently if deemed appropriate.

III.                                 Delegation

As provided in the Act and in the SEC’s rules, the Audit Committee may delegate either general or specific pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Audit Committee has delegated general pre-approval authority to the Chairman and Alternate Chairman of the Audit Committee.

advisor (but not a sub-advisor whose role is primarily portfolio management and whose activities are overseen by the principal investment advisor), and any entity controlling, controlled by, or under common control with the principal investment advisor that provides regular and ongoing services to the Funds.

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IV.                                Audit Services

The annual engagement terms and fees for the Funds independent auditor will be subject to the specific pre-approval of the Audit Committee. The audit services to be provided by that engagement include the annual financial statement audit and other procedures required by the independent auditor to be performed in order to be able to form an opinion on the financial statements for each of the Funds for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit or any quarterly reviews that may be required. Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.

In addition to the pre-approval by the Audit Committee of the engagement of the independent auditor to perform annual audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These may include services associated with statements, reports and other documents filed by the Funds with the SEC or the securities, banking or other financial services authorities with jurisdiction over the operations of the Funds.

The Audit Committee has pre-approved the audit services set forth in Schedule A. All other audit services not listed in Schedule A must be specifically pre-approved by the Audit Committee.

V.                                    Audit-Related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for certain of the Funds that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee has pre-approved the audit-related services set forth in Schedule B.  All other audit-related services not listed in Schedule B must be specifically pre-approved by the Audit Committee.

VI.                                Tax Services

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence.  In addition, the Audit Committee should also scrutinize carefully the retention of an independent auditor in a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved the tax services set forth in

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Schedule C.  All other tax services not listed in Schedule C must be specifically pre-approved by the Audit Committee.

VII.                            All Other Services

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, provided that the Audit Committee reasonably believes that the provision of those services would not impair or compromise the independence of the auditor and the services are consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedules D and D-1.  Those permissible all other services not listed in Schedules D and D-1 must be specifically pre-approved by the Audit Committee.  The Audit Committee determined that any member of the Audit Committee may approve expenditures of not more than $25,000 for permissible non-audit services not already itemized in Schedules D and D-1.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Schedule E. The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any of the listed exceptions. Under no circumstance may an executive, manager or associate of the Funds, or of any advisor to the Funds, authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.                        Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the Clearance Committee(2) (comprised of Mark Swanson, Jim Ross and Deedra Walkey) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit Committee will be informed periodically by the Clearance Committee of any such services rendered by the independent auditor.  In the event the Clearance Committee determines that a service is not included in the group of pre-approved services, the Clearance Committee shall treat this as a request to provide services requiring pre-approval.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted first to the Clearance Committee.  After review by the Clearance Committee, the request or application will be submitted by both the independent auditor and the Clearance Committee to the Audit Committee, and must be

(2) The Clearance Committee may act together or individually in the event one or two of the members is unavailable should consultation be necessary.

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accompanied by a statement from each as to whether, in their view, the request or application is consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

The Audit Committee has delegated to the Clearance Committee the responsibility to monitor the performance of all services to be provided by the independent auditor and to determine whether such services are in compliance with this Policy.  The Clearance Committee will report to the Audit Committee on a periodic basis on the results of its monitoring activities. The Clearance Committee will report immediately to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Clearance Committee.

IX.                                Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the internal auditor’s continuing independence from affiliates of the Funds, including State Street Holding Corporation (“State Street”).  Such efforts will include, but not be limited to, reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and State Street and its subsidiaries and affiliates, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

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SCHEDULES TO AUDIT AND NON-AUDIT SERVICE PRE-APPROVAL POLICY

Updated through October 12, 2004

Schedule A

Pre-Approved Audit Services for 2004

For the Fiscal Year Ending August 31, 2004

Service	Range of Fees

Annual audit of the financial statements for the SSgA Funds (26 funds)	Up to $430,000 (PwC quote is $397,650)

Audits of new Funds launched during the period covered by the audit.	Up to $30,000 for each individual fund

Other audit and special reports which include, but are not limited to:

•                  Accounting and regulatory consultations and tax services required to perform an audit of the Funds in accordance with Generally Accepted Auditing Standards

•                  All services relating to filings with the SEC under the 1933, 1934 or 1940 Acts, including the issuance of auditor’s consents

Up to $25,000 for each individual fund or project. The aggregate amount of any projects authorized by the Treasurer may not exceed $50,000 without receiving specific approval from the audit committee.

Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940	Up to $80,000 PwC quote is $75,400

Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940 of new Funds launched during the period covered by the audit.	Up to $5,000 for each individual fund

Combined Pre-Approved Audit Services shall not exceed:	$635,000

Schedule B

Pre-Approved Audit-Related Services for 2004

For the Fiscal Year Ending August 31, 2004

Service	Range of Fees

Performance of agreed-upon procedures for semi-annual reports to shareholders	Up to $45,000 PwC quoted $40,000

Consultations with the advisor or administrator or individual funds regarding accounting, operational or regulatory implications of proposed or actual holdings, transactions, strategies or accounting pronouncements affecting existing or proposed funds.

Up to $25,000 for each individual project with an aggregate limit of $50,000 to be reviewed quarterly by the audit committee.

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Other audits, limited reviews, or services related to operations of the funds where the services are provided in accordance with Auditing or Attestation Standards.	Up to $25,000 for each individual project with an aggregate limit of $50,000 to be reviewed quarterly by the audit committee.

Schedule C

Pre-Approved Tax Services for 2004

For the Fiscal Year Ending August 31, 2004

Service	Range of Fees

Review (from the books and records of the Funds) and sign as preparer the U.S. Income Tax Return for Regulated Investment Companies, Form
1120-RIC for the Funds’ tax years ending August 31, 2004. (26 funds)

Review (from the books and records of the Funds) the calculations of net income, gains and required distributions for the excise year ending December 31, 2003, as prepared by the Funds’ management for final review and approval by management.

Review the Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613, for the Funds for the excise year ending December 31, 2004.

Up to $150,000. PwC quoted $132,650.

The independent auditor will also provide tax services necessary to respond to matters presented by the Funds’ management on behalf of the Funds, or to matters the independent auditor brings to the attention of the Funds’ management and for which the Funds’ management agrees that the independent auditor should provide assistance to the Funds. These services would include research, discussions, preparation of memoranda, correspondence with taxing authorities and attendance at meetings relating to such matters, as reasonably determined by the Funds’ management to be necessary. The services would also include tax consultation with the Funds’ principal investment advisor related to the operations and investments of existing or proposed Funds. These services may include:

•                  Services with respect to the Funds’ compliance with the asset diversification and gross income tests so as to assure qualification as a regulated investment company

Up to $25,000 for each individual project, and up to an aggregate of $50,000 for all such projects to be reviewed by the audit committee on a quarterly basis.

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under the tax laws (e.g. valuation of derivatives and the identification of issuers).

•                  Services related to determining the Funds’ distributable income and gains (e.g. tax elections, defaulted bonds, redemptions in-kind and contributions in-kind).

•                  Services related to shareholder tax issues (e.g. information reporting, shareholder subscriptions and redemptions).

•     Services related to state and foreign tax issues (e.g. capital gains tax in foreign countries).

•                  Services related to investments in securities and derivatives (e.g. new security types, corporate actions).

•                  Services related to proposed or actual financial transactions (e.g. start-up of new fund or portfolio, mergers or liquidations).

•     Review and provide consultation on the preparation of Fiscal to Excise Reconciliation Calculations.

Tax Services for new Funds launched during the period covered by the audit.	Up to $30,000 for each individual fund

Schedule D

Pre-Approved All Other Services Engaged by and Paid for by the SSgA Funds

For the Fiscal Year Ending August 31, 2004

Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act.	Up to $25,000. PwC quoted $18,000 to $22,000 plus out of pocket expenses.

Total amount for Pre-Approved all other Services not to exceed:	$200,000

As Updated March 5, 2004

PWC to provide 2004 State Street Global Controls Examination (SAS 70 report over Multi Currency Horizon (MCH) and SMAC systems).	Approximately $1.1M per examination, subject to scope changes

As Updated July 12, 2004

Perform a controls diagnostic review over the Investment Advisor at SSgA to assess the adequacy of internal controls and preparedness for a SAS 70 review.	$80,000 - $90,000

Internal Control Examination – London Investment Advisory Operations	$48,000

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As Updated August 19, 2004

PWC to review compliance package and provide commentary and recommendations thereon in relation to State Street’s compliance package to clients describing critical processes and controls designed to support chief compliance officers.

Approximately $12,000 to $36,000

PWC to perform type 2 testing of the manual controls within fund accounting, requiring a separate type 2 SAS 70 report covering fund accounting operations in the US, UK and Canada, in relation to the Global Controls SAS 70

$300K to $400K

As Updated October 12, 2004

Network Security Assessment – State Street has requested network security assessment services in the following three phases: • External Penetration Test (Internet network assessment) • Internal Penetration Test (Internal Vulnerability Assessment) • Web Application security penetration test (E-Commerce Applications)	$125,000

Schedule D-1

Pre-Approved All Other Services Affecting the Funds Engaged by and Paid for by
the investment advisor and or affiliate of the investment advisor

For the Fiscal Year Ending August 31, 2004

PwC to provide a training session for State Street Custody team throughout the year. Two class types may be offered. “Bridging the Gap” is a 2 ½ day industry overview session, and “Current Developments” is a ½ day update session. These courses will be paid for by State Street custody and not the funds.

Up to $16,500 for each “Bridging the Gap” session and $4,000 for each “Current Developments” course.

PWC to provide 2004 State Street Global Controls Examination (SAS 70 report over Multi Currency Horizon (MCH) and SMAC systems).	Approximately $1,100,000 per examination, subject to scope changes

State Street Corporation—Network Security Assessment (pre-approved by the Audit Committee in fourth quarter 2003)	$82,000

State Street Bank and Trust Company; Corporate Information Security PwC to perform a logical, physical, and technical information	$50,000-$80,000

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security review of the State Street Certificate Authority. State Street’s certificate authority hosted service that beTrusted provides for State Street. Review will include logical, physical, and technical components of the beTrusted site, operations, and technology used to support State Street’s digital certificate authority in Columbia, MD.
Proposed Start Date
April 2004

Schedule E

Prohibited Non-Audit Services

April 5, 2004

•                  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

•                  Financial information system design and implementation

•                  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•                  Actuarial services

•                  Internal audit outsourcing services

•                  Management functions

•                  Human resources services

•                  Broker-dealer, investment advisor or investment banking services

•                  Legal services

•                  Expert services unrelated to the audit

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows

Audit Fees	100%
Audit-Related Fees	100%
Tax Fees	100%
All Other Fees	100%

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(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were as follows:

2004	$5,084,000
2005	$0

(h) The Registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  Members of the standing audit committee include all of the Independent Trustees of the Registrant:  William L. Marshall, Chairman; Henry W. Todd, Vice Chairman and Audit Committee Financial Expert; Richard D. Shirk, Audit Committee Financial Expert; Steven J. Mastrovich, Member; Patrick J. Riley, Member; Bruce D. Taber, Member.

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

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Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.  Exhibit List

(a) Registrant’s code of ethics described in Item 2.

(b) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
Vice President and Principal Executive Officer

Date:  October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
Vice President and Principal Executive Officer

Date:  October 25, 2005

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:  October 25, 2005

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